UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Series Broad Market Opportunities

Fund

Semiannual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Actual	1.00%	$ 1,000.00	$ 1,074.50	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	2.1
Facebook, Inc. Class A	1.4	1.0
Actavis PLC	1.2	0.9
The Walt Disney Co.	1.0	0.8
Citigroup, Inc.	1.0	1.0
JPMorgan Chase & Co.	1.0	1.0
Bank of America Corp.	0.9	1.0
Google, Inc. Class C	0.9	0.9
Google, Inc. Class A	0.9	0.9
Berkshire Hathaway, Inc. Class B	0.9	0.9
	12.1
Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stocks 98.6%	Stocks 97.9%
Convertible Securities 0.2%	Convertible Securities 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 1.2%	Short-Term Investments and Net Other Assets (Liabilities) 2.0%

At period end, investments in foreign securities, including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 17.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	8,120	$ 1,986,779
Fidelity Consumer Staples Central Fund (a)	5,964	1,313,498
Fidelity Energy Central Fund (a)	9,180	1,200,531
Fidelity Financials Central Fund (a)	35,220	3,117,012
Fidelity Health Care Central Fund (a)	6,093	2,289,813
Fidelity Industrials Central Fund (a)	7,460	1,764,009
Fidelity Information Technology Central Fund (a)	11,376	3,223,484
Fidelity Materials Central Fund (a)	2,599	581,453
Fidelity Telecom Services Central Fund (a)	2,176	368,110
Fidelity Utilities Central Fund (a)	3,375	535,495
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $12,429,013)		16,380,184
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(24,193)
NET ASSETS - 100%		$ 16,355,991
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 12,209
Fidelity Consumer Staples Central Fund	15,203
Fidelity Energy Central Fund	10,343
Fidelity Financials Central Fund	23,398
Fidelity Health Care Central Fund	6,368
Fidelity Industrials Central Fund	10,992
Fidelity Information Technology Central Fund	8,457
Fidelity Materials Central Fund	5,272
Fidelity Telecom Services Central Fund	4,096
Fidelity Utilities Central Fund	6,714
Total	$ 103,052
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 1,659,146	$ 247,074	$ 160,058	$ 1,986,779	0.1%
Fidelity Consumer Staples Central Fund	1,221,444	194,944	197,177	1,313,498	0.1%
Fidelity Energy Central Fund	1,278,487	432,915	311,647	1,200,531	0.1%
Fidelity Financials Central Fund	2,861,099	470,073	378,982	3,117,012	0.1%
Fidelity Health Care Central Fund	1,983,192	327,661	457,477	2,289,813	0.1%
Fidelity Industrials Central Fund	1,618,478	206,711	197,704	1,764,009	0.1%
Fidelity Information Technology Central Fund	2,913,254	353,659	283,090	3,223,484	0.1%
Fidelity Materials Central Fund	592,487	53,396	47,578	581,453	0.1%
Fidelity Telecom Services Central Fund	341,255	85,862	71,918	368,110	0.1%
Fidelity Utilities Central Fund	568,417	71,318	116,467	535,495	0.1%
Total	$ 15,037,259	$ 2,443,613	$ 2,222,098	$ 16,380,184
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.7%
Ireland	3.5%
Cayman Islands	2.3%
United Kingdom	2.3%
Bermuda	1.1%
Switzerland	1.0%
Others (Individually Less Than 1%)	7.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $12,429,013)		$ 16,380,184
Cash		6
Receivable for investments sold		115,437
Receivable for fund shares sold		26,223
Prepaid expenses		17
Other receivables		117
Total assets		16,521,984

Liabilities
Payable for fund shares redeemed	$ 134,467
Accrued management fee	7,734
Audit fees payable	15,092
Other affiliated payables	2,149
Other payables and accrued expenses	6,551
Total liabilities		165,993

Net Assets		$ 16,355,991
Net Assets consist of:
Paid in capital		$ 13,386,125
Undistributed net investment income		3,062
Accumulated undistributed net realized gain (loss) on investments		(984,367)
Net unrealized appreciation (depreciation) on investments		3,951,171
Net Assets, for 1,041,245 shares outstanding		$ 16,355,991
Net Asset Value, offering price and redemption price per share ($16,355,991 ÷ 1,041,245 shares)		$ 15.71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 103,052

Expenses
Management fee	$ 43,247
Transfer agent fees	14,717
Accounting fees and expenses	3,063
Custodian fees and expenses	4,929
Independent trustees' compensation	33
Audit	18,012
Legal	30
Miscellaneous	143
Total expenses before reductions	84,174
Expense reductions	(5,839)	78,335
Net investment income (loss)		24,717
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds		(3,583)
Change in net unrealized appreciation (depreciation) on investment securities		1,125,012
Net gain (loss)		1,121,429
Net increase (decrease) in net assets resulting from operations		$ 1,146,146

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,717	$ 52,069
Net realized gain (loss)	(3,583)	(17,058)
Change in net unrealized appreciation (depreciation)	1,125,012	1,571,732
Net increase (decrease) in net assets resulting from operations	1,146,146	1,606,743
Distributions to shareholders from net investment income	(64,587)	(38,985)
Distributions to shareholders from net realized gain	(916,756)	(89,016)
Total distributions	(981,343)	(128,001)
Share transactions Proceeds from sales of shares	3,192,924	9,712,828
Reinvestment of distributions	981,343	128,001
Cost of shares redeemed	(2,987,981)	(3,814,487)
Net increase (decrease) in net assets resulting from share transactions	1,186,286	6,026,342
Total increase (decrease) in net assets	1,351,089	7,505,084

Net Assets
Beginning of period	15,004,902	7,499,818
End of period (including undistributed net investment income of $3,062 and undistributed net investment income of $42,932, respectively)	$ 16,355,991	$ 15,004,902
Other Information Shares
Sold	206,195	651,934
Issued in reinvestment of distributions	66,577	9,130
Redeemed	(191,596)	(252,245)
Net increase (decrease)	81,176	408,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.63	$ 13.61	$ 11.11	$ 8.65	$ 8.95	$ 8.04
Income from Investment Operations
Net investment income (loss) D	.02	.07	.08	.07	.03	.03
Net realized and unrealized gain (loss)	1.08	2.15	2.50	2.44	(.28)	.93
Total from investment operations	1.10	2.22	2.58	2.51	(.25)	.96
Distributions from net investment income	(.07)	(.06)	(.07)	(.04)	(.04)	(.04)
Distributions from net realized gain	(.95)	(.14)	(.01)	-H	(.01)	(.01)
Total distributions	(1.02)	(.20)	(.08)	(.05)I	(.05)	(.05)
Net asset value, end of period	$ 15.71	$ 15.63	$ 13.61	$ 11.11	$ 8.65	$ 8.95
Total ReturnB, C	7.45%	16.46%	23.39%	29.07%	(2.91)%	11.92%
Ratios to Average Net AssetsE, G
Expenses before reductions	1.07%A	1.09%	1.40%	1.87%	1.92%	2.18%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	.98%	.98%	.98%	.98%
Net investment income (loss)	.31%A	.44%	.66%	.64%	.34%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,356	$ 15,005	$ 7,500	$ 5,131	$ 3,524	$ 3,736
Portfolio turnover rateF	28%A	18%	28%	36%	39%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share. I Total distributions of $.05 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity® Series Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds) and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

as of period end were as follows:

Gross unrealized appreciation	$ 4,012,584
Gross unrealized depreciation	(61,413)
Net unrealized appreciation (depreciation) on securities	$ 3,951,171

Tax cost	$ 12,429,013

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $2,443,613 and $2,222,098, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $5,559.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund and the Equity Central Funds include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $280 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BMO-SANN-0515
1.848240.107
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85%

Semiannual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Asset Manager® 20%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 30%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 40%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 50%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 60%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 70%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 85%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity® Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Fidelity Asset Manager® 20%
Class A	.83%
Actual		$ 1,000.00	$ 1,026.40	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.09%
Actual		$ 1,000.00	$ 1,025.90	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class B	1.57%
Actual		$ 1,000.00	$ 1,022.60	$ 7.92
HypotheticalA		$ 1,000.00	$ 1,017.10	$ 7.90
Class C	1.59%
Actual		$ 1,000.00	$ 1,023.40	$ 8.02
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.00
Asset Manager 20%	.52%
Actual		$ 1,000.00	$ 1,028.60	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.34	$ 2.62
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,028.40	$ 2.88
HypotheticalA		$ 1,000.00	$ 1,022.09	$ 2.87
	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Fidelity Asset Manager 30%
Class A	.85%
Actual		$ 1,000.00	$ 1,032.80	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Class T	1.12%
Actual		$ 1,000.00	$ 1,031.60	$ 5.67
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.64
Class B	1.60%
Actual		$ 1,000.00	$ 1,028.80	$ 8.09
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.05
Class C	1.61%
Actual		$ 1,000.00	$ 1,029.20	$ 8.15
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.10
Asset Manager 30%	.54%
Actual		$ 1,000.00	$ 1,034.30	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,034.00	$ 3.09
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Fidelity Asset Manager 40%
Class A	.84%
Actual		$ 1,000.00	$ 1,036.80	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23
Class T	1.10%
Actual		$ 1,000.00	$ 1,035.50	$ 5.58
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class B	1.58%
Actual		$ 1,000.00	$ 1,033.70	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.05	$ 7.95
Class C	1.62%
Actual		$ 1,000.00	$ 1,033.00	$ 8.21
HypotheticalA		$ 1,000.00	$ 1,016.85	$ 8.15
Asset Manager 40%	.55%
Actual		$ 1,000.00	$ 1,038.40	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.19	$ 2.77
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,039.20	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.19	$ 2.77
Fidelity Asset Manager 50%
Class A	.96%
Actual		$ 1,000.00	$ 1,042.00	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.22%
Actual		$ 1,000.00	$ 1,040.50	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
Class B	1.69%
Actual		$ 1,000.00	$ 1,037.90	$ 8.59
HypotheticalA		$ 1,000.00	$ 1,016.50	$ 8.50
Fidelity Asset Manager 50% - continued	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Class C	1.72%
Actual		$ 1,000.00	$ 1,037.40	$ 8.74
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.65
Asset Manager 50%	.66%
Actual		$ 1,000.00	$ 1,042.80	$ 3.36
HypotheticalA		$ 1,000.00	$ 1,021.64	$ 3.33
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,043.20	$ 3.57
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53
Fidelity Asset Manager 60%
Class A	1.03%
Actual		$ 1,000.00	$ 1,045.50	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.30%
Actual		$ 1,000.00	$ 1,042.90	$ 6.62
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class B	1.80%
Actual		$ 1,000.00	$ 1,041.60	$ 9.16
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Class C	1.80%
Actual		$ 1,000.00	$ 1,041.80	$ 9.16
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Asset Manager 60%	.72%
Actual		$ 1,000.00	$ 1,045.90	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,046.30	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88
Fidelity Asset Manager 70%
Class A	1.03%
Actual		$ 1,000.00	$ 1,047.70	$ 5.26
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.29%
Actual		$ 1,000.00	$ 1,045.70	$ 6.58
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.86%
Actual		$ 1,000.00	$ 1,043.20	$ 9.47
HypotheticalA		$ 1,000.00	$ 1,015.66	$ 9.35
Class C	1.79%
Actual		$ 1,000.00	$ 1,043.50	$ 9.12
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Asset Manager 70%	.72%
Actual		$ 1,000.00	$ 1,048.80	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,048.80	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Fidelity Asset Manager 85%
Class A	1.05%
Actual		$ 1,000.00	$ 1,052.40	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.33%
Actual		$ 1,000.00	$ 1,049.80	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.82%
Actual		$ 1,000.00	$ 1,047.80	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Class C	1.81%
Actual		$ 1,000.00	$ 1,048.20	$ 9.24
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Asset Manager 85%	.75%
Actual		$ 1,000.00	$ 1,053.80	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,053.70	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .13%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.0	15.8
Fannie Mae	4.8	9.5
Ginnie Mae	1.9	1.5
Citigroup, Inc.	1.4	0.2
Freddie Mac	1.3	1.3
	20.4
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 19.0%	U.S. Government and U.S. Government Agency Obligations 28.1%
AAA,AA,A 10.7%	AAA,AA,A 6.3%
BBB 14.1%	BBB 13.5%
BB and Below 9.3%	BB and Below 5.0%
Not Rated 0.8%	Not Rated 0.3%
Equities* 23.0%	Equities** 20.4%
Short-Term Investments and Net Other Assets 23.1%	Short-Term Investments and Net Other Assets 26.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.3
Facebook, Inc. Class A	0.2	0.2
Actavis PLC	0.2	0.2
The Walt Disney Co.	0.2	0.1
Medtronic PLC	0.1	0.1
	1.2
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.0	28.0
Energy	5.4	4.2
Consumer Discretionary	5.1	4.1
Health Care	4.8	3.1
Information Technology	3.6	3.4
Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 22.9%	Stock Class and Equity Futures** 20.3%
Bond Class 52.3%	Bond Class 52.7%
Short-Term Class 24.8%	Short-Term Class 27.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 15.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	1,410,897	$ 10,426,528
Fidelity Consumer Discretionary Central Fund (d)	402,575	98,502,120
Fidelity Consumer Staples Central Fund (d)	301,551	66,407,526
Fidelity Energy Central Fund (d)	417,291	54,569,101
Fidelity Financials Central Fund (d)	1,713,096	151,609,015
Fidelity Health Care Central Fund (d)	330,623	124,261,280
Fidelity Industrials Central Fund (d)	360,934	85,346,438
Fidelity Information Technology Central Fund (d)	569,406	161,352,618
Fidelity International Equity Central Fund (d)	2,783,321	222,944,027
Fidelity Materials Central Fund (d)	128,412	28,728,314
Fidelity Real Estate Equity Central Fund (d)	565,126	60,683,203
Fidelity Telecom Services Central Fund (d)	98,987	16,741,652
Fidelity Utilities Central Fund (d)	188,124	29,851,500
TOTAL EQUITY CENTRAL FUNDS (Cost $687,226,135)		1,111,423,322
Fixed-Income Central Funds - 56.1%

High Yield Fixed-Income Funds - 6.4%
Fidelity Emerging Markets Debt Central Fund (d)	2,595,669	24,814,596
Fidelity Floating Rate Central Fund (d)	970,217	102,445,199
Fidelity High Income Central Fund 1 (d)	1,995,784	201,534,248
TOTAL HIGH YIELD FIXED-INCOME FUNDS		328,794,043
Investment Grade Fixed-Income Funds - 49.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	691,952	68,731,574
Fidelity Investment Grade Bond Central Fund (d)	22,854,525	2,491,828,838
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,560,560,412
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,696,110,327)		2,889,354,455
Money Market Central Funds - 20.6%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	312,246,337	$ 312,246,337
Fidelity Money Market Central Fund, 0.30% (b)	746,659,561	746,659,561
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,058,905,898)		1,058,905,898
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 4/16/15 (c) (Cost $1,299,983)	$ 1,300,000	1,299,983
Investment Companies - 1.6%
	Shares
iShares MSCI EAFE Index ETF (Cost $82,542,332)	1,295,053	83,103,551
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,526,084,675)		5,144,087,209
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,358,692
NET ASSETS - 100%		$ 5,149,445,901
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
78 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 8,037,120	$ 16,649
The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $386,995.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 316,524
Fidelity Commodity Strategy Central Fund	5,622
Fidelity Consumer Discretionary Central Fund	624,265
Fidelity Consumer Staples Central Fund	765,473
Fidelity Emerging Markets Debt Central Fund	910,246
Fidelity Emerging Markets Equity Central Fund	162,809
Fidelity Energy Central Fund	472,870
Fidelity Financials Central Fund	1,156,827
Fidelity Floating Rate Central Fund	2,594,382
Fidelity Health Care Central Fund	331,493
Fidelity High Income Central Fund 1	5,523,801
Fidelity Industrials Central Fund	541,383
Fidelity Information Technology Central Fund	413,425
Fidelity International Equity Central Fund	1,956,792
Fidelity Investment Grade Bond Central Fund	33,852,812
Fidelity Materials Central Fund	264,866
Fidelity Money Market Central Fund	1,109,120
Fidelity Real Estate Equity Central Fund	390,741
Fidelity Telecom Services Central Fund	181,384
Fidelity Utilities Central Fund	351,913
Total	$ 51,926,748
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 12,710,937	$ 359,047	$ 449,637	$ 10,426,528	3.3%
Fidelity Consumer Discretionary Central Fund	87,688,111	2,559,405	4,187,675	98,502,120	6.1%
Fidelity Consumer Staples Central Fund	65,518,725	2,125,258	5,970,456	66,407,526	5.6%
Fidelity Emerging Markets Debt Central Fund	25,304,631	1,517,682	749,462	24,814,596	23.3%
Fidelity Emerging Markets Equity Central Fund	47,724,203	627,079	45,697,679	0	0.0%
Fidelity Energy Central Fund	62,238,447	3,269,421	1,361,070	54,569,101	5.3%
Fidelity Financials Central Fund	143,738,104	4,616,078	4,547,345	151,609,015	6.0%
Fidelity Floating Rate Central Fund	102,180,290	4,768,885	2,997,633	102,445,199	5.9%
Fidelity Health Care Central Fund	107,208,679	2,699,844	7,677,884	124,261,280	6.2%
Fidelity High Income Central Fund 1	105,785,945	102,173,159	4,918,281	201,534,248	21.7%
Fidelity Industrials Central Fund	78,280,164	2,439,657	2,354,008	85,346,438	6.0%
Fidelity Inflation-Protected Bond Index Central Fund	69,036,967	1,649,316	2,098,309	68,731,574	24.5%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Information Technology Central Fund	$ 141,245,501	$ 12,203,510	$ 3,527,960	$ 161,352,618	5.8%
Fidelity International Equity Central Fund	219,577,330	7,775,202	7,000,120	222,944,027	7.5%
Fidelity Investment Grade Bond Central Fund	2,441,369,579	158,255,931	152,070,575	2,491,828,838	31.9%
Fidelity Materials Central Fund	29,465,736	921,115	1,331,779	28,728,314	6.1%
Fidelity Real Estate Equity Central Fund	-	59,272,570	941,258	60,683,203	21.5%
Fidelity Telecom Services Central Fund	16,072,988	597,748	448,857	16,741,652	5.5%
Fidelity Utilities Central Fund	29,040,280	986,021	832,058	29,851,500	6.4%
Total	$ 3,784,186,617	$ 368,816,928	$ 249,162,046	$ 4,000,777,777
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,111,423,322	$ 1,111,423,322	$ -	$ -
Fixed-Income Central Funds	2,889,354,455	2,889,354,455	-	-
Money Market Central Funds	1,058,905,898	1,058,905,898	-	-
U.S. Treasury Obligations	1,299,983	-	1,299,983	-
Investment Companies	83,103,551	83,103,551	-	-
Total Investments in Securities:	$ 5,144,087,209	$ 5,142,787,226	$ 1,299,983	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 16,649	$ 16,649	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 16,649	$ -
Total Value of Derivatives	$ 16,649	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.1%
United Kingdom	3.0%
Japan	1.4%
Mexico	1.3%
Netherlands	1.0%
Others (Individually Less Than 1%)	9.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $83,842,315)	$ 84,403,534
Fidelity Central Funds (cost $4,442,242,360)	5,059,683,675
Total Investments (cost $4,526,084,675)		$ 5,144,087,209
Receivable for investments sold		1,323,863
Receivable for fund shares sold		34,655,173
Distributions receivable from Fidelity Central Funds		41,105
Prepaid expenses		5,690
Other receivables		7,515
Total assets		5,180,120,555

Liabilities
Payable for investments purchased	$ 24,882,132
Payable for fund shares redeemed	3,477,092
Accrued management fee	1,748,128
Distribution and service plan fees payable	40,895
Payable for daily variation margin for derivative instruments	57,720
Other affiliated payables	452,840
Other payables and accrued expenses	15,847
Total liabilities		30,674,654

Net Assets		$ 5,149,445,901
Net Assets consist of:
Paid in capital		$ 4,849,725,137
Undistributed net investment income		7,638,872
Accumulated undistributed net realized gain (loss) on investments		(325,937,291)
Net unrealized appreciation (depreciation) on investments		618,019,183
Net Assets		$ 5,149,445,901

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,261,044 ÷ 2,927,154 shares)		$ 13.41

Maximum offering price per share (100/94.25 of $13.41)		$ 14.23
Class T: Net Asset Value and redemption price per share ($20,128,111 ÷ 1,503,674 shares)		$ 13.39

Maximum offering price per share (100/96.50 of $13.39)		$ 13.88
Class B: Net Asset Value and offering price per share ($1,791,978 ÷ 134,089 shares)A		$ 13.36

Class C: Net Asset Value and offering price per share ($27,631,118 ÷ 2,071,923 shares)A		$ 13.34

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($5,045,769,598 ÷ 375,706,184 shares)		$ 13.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,864,052 ÷ 1,106,839 shares)		$ 13.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 265
Income from Fidelity Central Funds		51,926,748
Total income		51,927,013

Expenses
Management fee	$ 10,390,041
Transfer agent fees	2,121,778
Distribution and service plan fees	244,599
Accounting fees and expenses	587,207
Custodian fees and expenses	657
Independent trustees' compensation	10,780
Registration fees	106,580
Audit	16,449
Legal	11,920
Miscellaneous	17,897
Total expenses before reductions	13,507,908
Expense reductions	(17,012)	13,490,896
Net investment income (loss)		38,436,117
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	362
Fidelity Central Funds	1,046,206
Futures contracts	6,596,976
Capital gain distributions from Fidelity Central Funds	110,761
Total net realized gain (loss)		7,754,305
Change in net unrealized appreciation (depreciation) on: Investment securities	95,967,096
Futures contracts	16,649
Total change in net unrealized appreciation (depreciation)		95,983,745
Net gain (loss)		103,738,050
Net increase (decrease) in net assets resulting from operations		$ 142,174,167

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,436,117	$ 71,573,687
Net realized gain (loss)	7,754,305	51,842,193
Change in net unrealized appreciation (depreciation)	95,983,745	105,479,799
Net increase (decrease) in net assets resulting from operations	142,174,167	228,895,679
Distributions to shareholders from net investment income	(35,888,831)	(71,593,620)
Distributions to shareholders from net realized gain	(154,642,056)	(107,790,846)
Total distributions	(190,530,887)	(179,384,466)
Share transactions - net increase (decrease)	171,846,319	144,097,358
Total increase (decrease) in net assets	123,489,599	193,608,571

Net Assets
Beginning of period	5,025,956,302	4,832,347,731
End of period (including undistributed net investment income of $7,638,872 and undistributed net investment income of $5,091,586, respectively)	$ 5,149,445,901	$ 5,025,956,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 13.42	$ 13.37	$ 12.62	$ 12.55	$ 11.80
Income from Investment Operations
Net investment income (loss) E	.08	.16	.14	.18	.19	.22
Net realized and unrealized gain (loss)	.27	.44	.31	.91	.09	.74
Total from investment operations	.35	.60	.45	1.09	.28	.96
Distributions from net investment income	(.08)	(.15)	(.14)	(.18)	(.20)	(.21)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.50)	(.46) I	(.40) J	(.34)	(.21) K	(.21) L
Net asset value, end of period	$ 13.41	$ 13.56	$ 13.42	$ 13.37	$ 12.62	$ 12.55
Total ReturnB, C, D	2.64%	4.54%	3.47%	8.76%	2.22%	8.26%
Ratios to Average Net Assets F, H
Expenses before reductions	.83%A	.82%	.82%	.84%	.85%	.84%
Expenses net of fee waivers, if any	.83%A	.82%	.82%	.84%	.85%	.84%
Expenses net of all reductions	.83%A	.82%	.82%	.83%	.85%	.83%
Net investment income (loss)	1.22%A	1.16%	1.03%	1.36%	1.51%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,261	$ 38,733	$ 43,449	$ 46,763	$ 36,016	$ 31,268
Portfolio turnover rate G	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share. J Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share. L Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.53	$ 13.40	$ 13.34	$ 12.60	$ 12.53	$ 11.78
Income from Investment Operations
Net investment income (loss) E	.06	.12	.10	.14	.16	.19
Net realized and unrealized gain (loss)	.28	.43	.33	.90	.09	.74
Total from investment operations	.34	.55	.43	1.04	.25	.93
Distributions from net investment income	(.06)	(.12)	(.10)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.48)	(.42)	(.37)	(.30) I	(.18)	(.18) J
Net asset value, end of period	$ 13.39	$ 13.53	$ 13.40	$ 13.34	$ 12.60	$ 12.53
Total ReturnB, C, D	2.59%	4.20%	3.28%	8.39%	1.96%	8.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.09%A	1.10%	1.10%	1.10%	1.11%	1.09%
Expenses net of fee waivers, if any	1.09%A	1.10%	1.10%	1.10%	1.10%	1.09%
Expenses net of all reductions	1.09%A	1.09%	1.09%	1.10%	1.10%	1.09%
Net investment income (loss)	.96%A	.89%	.75%	1.09%	1.26%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,128	$ 21,010	$ 19,844	$ 18,870	$ 17,765	$ 15,771
Portfolio turnover rateG	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share. J Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 13.38	$ 13.33	$ 12.59	$ 12.51	$ 11.77
Income from Investment Operations
Net investment income (loss) E	.03	.05	.03	.07	.09	.12
Net realized and unrealized gain (loss)	.27	.43	.32	.90	.10	.74
Total from investment operations	.30	.48	.35	.97	.19	.86
Distributions from net investment income	(.03)	(.05)	(.04)	(.08)	(.09)	(.11)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.45)	(.35)	(.30) I	(.23) J	(.11)	(.12)
Net asset value, end of period	$ 13.36	$ 13.51	$ 13.38	$ 13.33	$ 12.59	$ 12.51
Total ReturnB, C, D	2.26%	3.68%	2.71%	7.81%	1.48%	7.34%
Ratios to Average Net Assets F, H
Expenses before reductions	1.57%A	1.59%	1.62%	1.64%	1.65%	1.67%
Expenses net of fee waivers, if any	1.57%A	1.59%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.57%A	1.59%	1.61%	1.64%	1.64%	1.64%
Net investment income (loss)	.48%A	.39%	.23%	.55%	.72%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,792	$ 2,083	$ 2,725	$ 2,732	$ 3,044	$ 3,717
Portfolio turnover rate G	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share. J Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 13.35	$ 13.30	$ 12.57	$ 12.50	$ 11.76
Income from Investment Operations
Net investment income (loss) E	.03	.05	.03	.08	.10	.12
Net realized and unrealized gain (loss)	.28	.43	.33	.89	.09	.74
Total from investment operations	.31	.48	.36	.97	.19	.86
Distributions from net investment income	(.03)	(.05)	(.04)	(.08)	(.10)	(.12)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.45)	(.35)	(.31)	(.24)	(.12)	(.12) I
Net asset value, end of period	$ 13.34	$ 13.48	$ 13.35	$ 13.30	$ 12.57	$ 12.50
Total ReturnB, C, D	2.34%	3.70%	2.73%	7.80%	1.48%	7.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.59%A	1.60%	1.60%	1.60%	1.61%	1.61%
Expenses net of fee waivers, if any	1.59%A	1.60%	1.60%	1.60%	1.61%	1.61%
Expenses net of all reductions	1.59%A	1.60%	1.59%	1.60%	1.60%	1.60%
Net investment income (loss)	.46%A	.39%	.25%	.59%	.76%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,631	$ 26,225	$ 24,910	$ 22,600	$ 19,325	$ 15,728
Portfolio turnover rate G	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 13.44	$ 13.39	$ 12.64	$ 12.57	$ 11.82
Income from Investment Operations
Net investment income (loss) D	.10	.20	.18	.22	.23	.25
Net realized and unrealized gain (loss)	.28	.43	.31	.91	.09	.75
Total from investment operations	.38	.63	.49	1.13	.32	1.00
Distributions from net investment income	(.10)	(.20)	(.18)	(.22)	(.23)	(.24)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.52)	(.50)	(.44) H	(.38)	(.25)	(.25)
Net asset value, end of period	$ 13.43	$ 13.57	$ 13.44	$ 13.39	$ 12.64	$ 12.57
Total ReturnB, C	2.86%	4.80%	3.79%	9.06%	2.52%	8.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.52%A	.53%	.53%	.54%	.55%	.56%
Expenses net of fee waivers, if any	.52%A	.53%	.53%	.54%	.55%	.56%
Expenses net of all reductions	.52%A	.52%	.52%	.54%	.54%	.56%
Net investment income (loss)	1.53%A	1.46%	1.32%	1.65%	1.82%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,045,770	$ 4,923,702	$ 4,708,494	$ 4,595,339	$ 3,569,848	$ 3,064,676
Portfolio turnover rate F	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 13.44	$ 13.38	$ 12.64	$ 12.56	$ 11.82
Income from Investment Operations
Net investment income (loss) D	.10	.19	.17	.21	.23	.25
Net realized and unrealized gain (loss)	.27	.43	.33	.90	.10	.74
Total from investment operations	.37	.62	.50	1.11	.33	.99
Distributions from net investment income	(.09)	(.19)	(.17)	(.22)	(.23)	(.24)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.51)	(.49)	(.44)	(.37) H	(.25)	(.25)
Net asset value, end of period	$ 13.43	$ 13.57	$ 13.44	$ 13.38	$ 12.64	$ 12.56
Total ReturnB, C	2.84%	4.74%	3.83%	8.94%	2.57%	8.46%
Ratios to Average Net Assets E, G
Expenses before reductions	.57%A	.56%	.57%	.58%	.59%	.56%
Expenses net of fee waivers, if any	.57%A	.56%	.57%	.58%	.59%	.56%
Expenses net of all reductions	.57%A	.56%	.56%	.57%	.59%	.55%
Net investment income (loss)	1.49%A	1.42%	1.29%	1.62%	1.77%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,864	$ 14,204	$ 32,926	$ 30,383	$ 23,073	$ 4,739
Portfolio turnover rate F	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.1	15.7
Fannie Mae	4.8	9.5
Ginnie Mae	1.9	1.6
Citigroup, Inc.	1.4	0.2
Freddie Mac	1.3	1.3
	20.5
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 19.1%	U.S. Government and U.S. Government Agency Obligations 28.1%
AAA,AA,A 10.7%	AAA,AA,A 6.4%
BBB 13.9%	BBB 13.4%
BB and Below 9.3%	BB and Below 4.9%
Not Rated 0.8%	Not Rated 0.3%
Equities* 33.0%	Equities** 30.4%
Short-Term Investments and Net Other Assets 13.2%	Short-Term Investments and Net Other Assets 16.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	0.5
Facebook, Inc. Class A	0.3	0.2
Actavis PLC	0.3	0.3
The Walt Disney Co.	0.3	0.2
Citigroup, Inc.	0.2	0.2
	1.8
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	17.6
Consumer Discretionary	6.7	5.4
Energy	6.0	4.9
Health Care	5.9	4.4
Information Technology	5.2	4.9
Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 32.9%	Stock Class and Equity Futures** 30.3%
Bond Class 52.1%	Bond Class 52.6%
Short-Term Class 15.0%	Short-Term Class 17.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 19.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 31.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	248,700	$ 1,837,895
Fidelity Consumer Discretionary Central Fund (c)	102,890	25,175,100
Fidelity Consumer Staples Central Fund (c)	75,964	16,728,714
Fidelity Energy Central Fund (c)	107,461	14,052,665
Fidelity Financials Central Fund (c)	440,472	38,981,782
Fidelity Health Care Central Fund (c)	80,517	30,261,638
Fidelity Industrials Central Fund (c)	93,476	22,103,247
Fidelity Information Technology Central Fund (c)	146,364	41,475,135
Fidelity International Equity Central Fund (c)	772,048	61,841,080
Fidelity Materials Central Fund (c)	32,789	7,335,613
Fidelity Real Estate Equity Central Fund (c)	97,677	10,488,536
Fidelity Telecom Services Central Fund (c)	25,416	4,298,563
Fidelity Utilities Central Fund (c)	45,813	7,269,562
TOTAL EQUITY CENTRAL FUNDS (Cost $202,495,092)		281,849,530
Fixed-Income Central Funds - 55.9%

High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (c)	445,735	4,261,223
Fidelity Floating Rate Central Fund (c)	167,723	17,709,903
Fidelity High Income Central Fund 1 (c)	344,606	34,798,274
TOTAL HIGH YIELD FIXED-INCOME FUNDS		56,769,400
Investment Grade Fixed-Income Funds - 49.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)(c)	123,385	12,255,855
Fidelity Investment Grade Bond Central Fund (c)	3,952,134	430,901,153
TOTAL INVESTMENT GRADE FIXED-INCOME FUND		443,157,008
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $480,833,585)		499,926,408
Money Market Central Funds - 10.6%

Fidelity Cash Central Fund, 0.14% (b)	71,991,523	71,991,523
Fidelity Money Market Central Fund, 0.30% (b)	22,503,934	22,503,934
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $94,495,457)		94,495,457
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 4/16/15 (Cost $199,998)	$ 200,000	$ 199,998
Investment Companies - 2.0%
	Shares
iShares MSCI EAFE Index ETF (Cost $17,596,987)	276,878	17,767,260
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $795,621,119)		894,238,653
NET OTHER ASSETS (LIABILITIES) - 0.0%		25,341
NET ASSETS - 100%		$ 894,263,994
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 59,089
Fidelity Commodity Strategy Central Fund	940
Fidelity Consumer Discretionary Central Fund	155,419
Fidelity Consumer Staples Central Fund	190,745
Fidelity Emerging Markets Debt Central Fund	136,263
Fidelity Emerging Markets Equity Central Fund	29,688
Fidelity Energy Central Fund	119,265
Fidelity Financials Central Fund	289,076
Fidelity Floating Rate Central Fund	405,384
Fidelity Health Care Central Fund	81,329
Fidelity High Income Central Fund 1	868,729
Fidelity Industrials Central Fund	136,604
Fidelity Information Technology Central Fund	103,852
Fidelity International Equity Central Fund	532,627
Fidelity Investment Grade Bond Central Fund	5,815,057
Fidelity Materials Central Fund	66,046
Fidelity Money Market Central Fund	30,176
Fidelity Real Estate Equity Central Fund	65,728
Fidelity Telecom Services Central Fund	45,023
Fidelity Utilities Central Fund	86,488
Total	$ 9,217,528
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,068,534	$ 195,085	$ 54,856	$ 1,837,895	0.6%
Fidelity Consumer Discretionary Central Fund	21,176,863	1,595,441	673,714	25,175,100	1.5%
Fidelity Consumer Staples Central Fund	15,805,384	1,199,928	1,430,738	16,728,714	1.4%
Fidelity Emerging Markets Debt Central Fund	4,078,506	478,058	91,431	4,261,223	4.1%
Fidelity Emerging Markets Equity Central Fund	8,547,434	463,061	8,530,800	-	0.0%
Fidelity Energy Central Fund	15,186,952	1,460,381	232,264	14,052,665	1.4%
Fidelity Financials Central Fund	34,998,326	3,153,365	1,117,281	38,981,782	1.5%
Fidelity Floating Rate Central Fund	16,620,152	1,699,643	365,703	17,709,903	1.0%
Fidelity Health Care Central Fund	25,731,828	1,806,842	2,703,458	30,261,638	1.5%
Fidelity High Income Central Fund 1	16,438,202	19,170,106	577,435	34,798,274	3.7%
Fidelity Industrials Central Fund	19,083,057	1,718,283	444,614	22,103,247	1.6%
Fidelity Inflation-Protected Bond Index Central Fund	9,584,419	2,880,905	224,310	12,255,855	4.4%
Fidelity Information Technology Central Fund	34,374,383	4,814,453	614,019	41,475,135	1.5%
Fidelity International Equity Central Fund	57,136,336	5,280,504	1,347,724	61,841,080	2.1%
Fidelity Investment Grade Bond Central Fund	397,927,512	47,639,685	22,072,377	430,901,153	5.5%
Fidelity Materials Central Fund	7,108,586	574,269	151,940	7,335,613	1.6%
Fidelity Real Estate Equity Central Fund	-	10,200,376	109,908	10,488,536	3.7%
Fidelity Telecom Services Central Fund	3,844,573	397,373	73,603	4,298,563	1.4%
Fidelity Utilities Central Fund	6,992,871	598,267	466,638	7,269,562	1.5%
Total	$ 696,703,918	$ 105,326,025	$ 41,282,813	$ 781,775,938
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 281,849,530	$ 281,849,530	$ -	$ -
Fixed-Income Central Funds	499,926,408	499,926,408	-	-
Money Market Central Funds	94,495,457	94,495,457	-	-
U.S. Treasury Obligations	199,998	-	199,998	-
Investment Companies	17,767,260	17,767,260	-	-
Total Investments in Securities:	$ 894,238,653	$ 894,038,655	$ 199,998	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.6%
United Kingdom	3.7%
Japan	2.0%
Mexico	1.3%
Cayman Islands	1.3%
Netherlands	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	9.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $17,796,985)	$ 17,967,258
Fidelity Central Funds (cost $777,824,134)	876,271,395
Total Investments (cost $795,621,119)		$ 894,238,653
Cash		49,812
Receivable for investments sold		258,066
Receivable for fund shares sold		1,572,404
Distributions receivable from Fidelity Central Funds		9,162
Prepaid expenses		930
Other receivables		1,803
Total assets		896,130,830

Liabilities
Payable for investments purchased	$ 942,081
Payable for fund shares redeemed	495,627
Accrued management fee	302,708
Distribution and service plan fees payable	25,497
Other affiliated payables	85,214
Other payables and accrued expenses	15,709
Total liabilities		1,866,836

Net Assets		$ 894,263,994
Net Assets consist of:
Paid in capital		$ 836,748,488
Undistributed net investment income		1,465,588
Accumulated undistributed net realized gain (loss) on investments		(42,567,616)
Net unrealized appreciation (depreciation) on investments		98,617,534
Net Assets		$ 894,263,994

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,805,148 ÷ 2,039,695 shares)		$ 10.69

Maximum offering price per share (100/94.25 of $10.69)		$ 11.34
Class T: Net Asset Value and redemption price per share ($11,044,076 ÷ 1,034,008 shares)		$ 10.68

Maximum offering price per share (100/96.50 of $10.68)		$ 11.07
Class B: Net Asset Value and offering price per share ($709,456 ÷ 66,490 shares)A		$ 10.67

Class C: Net Asset Value and offering price per share ($19,046,571 ÷ 1,790,510 shares)A		$ 10.64

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($833,624,964 ÷ 77,957,487 shares)		$ 10.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,033,779 ÷ 751,278 shares)		$ 10.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 43
Income from Fidelity Central Funds		9,217,528
Total income		9,217,571

Expenses
Management fee	$ 1,747,335
Transfer agent fees	343,841
Distribution and service plan fees	147,078
Accounting fees and expenses	156,543
Custodian fees and expenses	507
Independent trustees' compensation	1,777
Registration fees	56,207
Audit	22,783
Legal	1,647
Miscellaneous	3,203
Total expenses before reductions	2,480,921
Expense reductions	(4,038)	2,476,883
Net investment income (loss)		6,740,688
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Fidelity Central Funds	(711,029)
Futures contracts	1,063,750
Capital gain distributions from Fidelity Central Funds	18,251
Total net realized gain (loss)		370,972
Change in net unrealized appreciation (depreciation) on investment securities		21,910,110
Net gain (loss)		22,281,082
Net increase (decrease) in net assets resulting from operations		$ 29,021,770

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,740,688	$ 11,368,732
Net realized gain (loss)	370,972	1,907,071
Change in net unrealized appreciation (depreciation)	21,910,110	27,736,996
Net increase (decrease) in net assets resulting from operations	29,021,770	41,012,799
Distributions to shareholders from net investment income	(6,066,471)	(11,374,832)
Distributions to shareholders from net realized gain	(23,090,456)	(11,398,470)
Total distributions	(29,156,927)	(22,773,302)
Share transactions - net increase (decrease)	78,023,121	197,925,492
Total increase (decrease) in net assets	77,887,964	216,164,989

Net Assets
Beginning of period	816,376,030	600,211,041
End of period (including undistributed net investment income of $1,465,588 and undistributed net investment income of $791,371, respectively)	$ 894,263,994	$ 816,376,030

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) E	.07	.14	.12	.14	.16	.17
Net realized and unrealized gain (loss)	.27	.46	.44	.89	.01	.67
Total from investment operations	.34	.60	.56	1.03	.17	.84
Distributions from net investment income	(.06)	(.13)	(.11)	(.14)	(.15)	(.17)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.36)	(.32) I	(.28)	(.25)	(.46)	(.22)
Net asset value, end of period	$ 10.69	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66
Total ReturnB, C, D	3.28%	5.83%	5.64%	11.20%	1.67%	9.39%
Ratios to Average Net Assets F, H
Expenses before reductions	.85%A	.85%	.87%	.89%	.91%	.98%
Expenses net of fee waivers, if any	.85%A	.85%	.87%	.89%	.90%	.90%
Expenses net of all reductions	.85%A	.85%	.87%	.88%	.89%	.89%
Net investment income (loss)	1.31%A	1.29%	1.15%	1.46%	1.63%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,805	$ 22,071	$ 15,100	$ 11,431	$ 9,024	$ 7,495
Portfolio turnover rate G	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.42	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Income from Investment Operations
Net investment income (loss) E	.06	.11	.09	.12	.14	.15
Net realized and unrealized gain (loss)	.27	.46	.44	.89	.01	.67
Total from investment operations	.33	.57	.53	1.01	.15	.82
Distributions from net investment income	(.05)	(.10)	(.08)	(.12)	(.13)	(.15)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.35)	(.29) I	(.25)	(.23)	(.44)	(.20)
Net asset value, end of period	$ 10.68	$ 10.70	$ 10.42	$ 10.14	$ 9.36	$ 9.65
Total ReturnB, C, D	3.16%	5.53%	5.37%	10.91%	1.47%	9.15%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12%A	1.13%	1.13%	1.14%	1.13%	1.19%
Expenses net of fee waivers, if any	1.12%A	1.13%	1.13%	1.14%	1.13%	1.15%
Expenses net of all reductions	1.12%A	1.13%	1.13%	1.13%	1.13%	1.14%
Net investment income (loss)	1.05%A	1.01%	.89%	1.21%	1.39%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,044	$ 9,932	$ 7,064	$ 6,542	$ 4,885	$ 5,800
Portfolio turnover rate G	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.41	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Income from Investment Operations
Net investment income (loss) E	.03	.05	.04	.07	.09	.10
Net realized and unrealized gain (loss)	.27	.47	.44	.89	- I	.67
Total from investment operations	.30	.52	.48	.96	.09	.77
Distributions from net investment income	(.02)	(.05)	(.04)	(.07)	(.07)	(.11)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.32)	(.24) J	(.21)	(.18)	(.38)	(.15) K
Net asset value, end of period	$ 10.67	$ 10.69	$ 10.41	$ 10.14	$ 9.36	$ 9.65
Total ReturnB, C, D	2.88%	5.02%	4.81%	10.37%	.89%	8.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60%A	1.63%	1.66%	1.68%	1.70%	1.78%
Expenses net of fee waivers, if any	1.60%A	1.63%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.60%A	1.63%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.57%A	.51%	.37%	.69%	.88%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 709	$ 873	$ 1,078	$ 1,118	$ 1,076	$ 1,336
Portfolio turnover rate G	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.24 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.183 per share. K Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.38	$ 10.12	$ 9.34	$ 9.63	$ 9.01
Income from Investment Operations
Net investment income (loss) E	.03	.06	.04	.07	.09	.10
Net realized and unrealized gain (loss)	.27	.46	.43	.89	.01	.67
Total from investment operations	.30	.52	.47	.96	.10	.77
Distributions from net investment income	(.03)	(.06)	(.04)	(.07)	(.08)	(.10)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.32) I	(.24)	(.21)	(.18)	(.39)	(.15)
Net asset value, end of period	$ 10.64	$ 10.66	$ 10.38	$ 10.12	$ 9.34	$ 9.63
Total ReturnB, C, D	2.92%	5.09%	4.75%	10.41%	.92%	8.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.61%A	1.62%	1.64%	1.66%	1.67%	1.72%
Expenses net of fee waivers, if any	1.61%A	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61%A	1.61%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.56%A	.52%	.39%	.69%	.88%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,047	$ 16,976	$ 12,001	$ 7,937	$ 5,967	$ 4,789
Portfolio turnover rate G	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.32 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.298 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) D	.09	.17	.15	.17	.19	.19
Net realized and unrealized gain (loss)	.27	.46	.44	.89	.01	.67
Total from investment operations	.36	.63	.59	1.06	.20	.86
Distributions from net investment income	(.08)	(.17)	(.14)	(.17)	(.18)	(.19)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.38)	(.35)	(.31)	(.28)	(.49)	(.24)
Net asset value, end of period	$ 10.69	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66
Total ReturnB, C	3.43%	6.19%	5.96%	11.53%	1.98%	9.67%
Ratios to Average Net Assets E, G
Expenses before reductions	.54%A	.55%	.56%	.58%	.61%	.69%
Expenses net of fee waivers, if any	.54%A	.55%	.56%	.58%	.61%	.65%
Expenses net of all reductions	.54%A	.55%	.56%	.58%	.60%	.64%
Net investment income (loss)	1.62%A	1.59%	1.46%	1.76%	1.92%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 833,625	$ 757,908	$ 560,306	$ 364,386	$ 208,380	$ 109,249
Portfolio turnover rate F	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.43	$ 10.16	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) D	.08	.16	.14	.17	.19	.19
Net realized and unrealized gain (loss)	.27	.47	.44	.90	- H	.67
Total from investment operations	.35	.63	.58	1.07	.19	.86
Distributions from net investment income	(.08)	(.16)	(.13)	(.17)	(.18)	(.19)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.37) L	(.35) I	(.31) J	(.28)	(.48) K	(.24)
Net asset value, end of period	$ 10.69	$ 10.71	$ 10.43	$ 10.16	$ 9.37	$ 9.66
Total ReturnB, C	3.40%	6.12%	5.81%	11.56%	1.93%	9.67%
Ratios to Average Net Assets E, G
Expenses before reductions	.61%A	.62%	.62%	.65%	.63%	.71%
Expenses net of fee waivers, if any	.61%A	.62%	.62%	.65%	.63%	.65%
Expenses net of all reductions	.61%A	.62%	.62%	.64%	.62%	.64%
Net investment income (loss)	1.56%A	1.52%	1.40%	1.69%	1.90%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,034	$ 8,616	$ 4,663	$ 2,099	$ 1,218	$ 1,168
Portfolio turnover rate F	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share. J Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share. K Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share. L Total distributions of $.37 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.298 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.6	13.8
Fannie Mae	4.2	8.3
Ginnie Mae	1.6	1.4
Citigroup, Inc.	1.2	0.2
Freddie Mac	1.1	1.2
	17.7
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 16.5%	U.S. Government and U.S. Government Agency Obligations 24.7%
AAA,AA,A 9.0%	AAA,AA,A 5.5%
BBB 12.3%	BBB 11.9%
BB and Below 8.9%	BB and Below 4.8%
Not Rated 0.8%	Not Rated 0.3%
Equities* 42.7%	Equities** 40.4%
Short-Term Investments and Net Other Assets 9.8%	Short-Term Investments and Net Other Assets 12.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.6
Facebook, Inc. Class A	0.4	0.3
Actavis PLC	0.4	0.3
The Walt Disney Co.	0.3	0.3
Citigroup, Inc.	0.3	0.3
	2.3
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	17.3
Consumer Discretionary	7.8	6.7
Health Care	6.8	5.7
Information Technology	6.8	6.3
Energy	6.2	5.7
Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 42.7%	Stock Class and Equity Futures** 40.6%
Bond Class 46.0%	Bond Class 46.6%
Short-Term Class 11.3%	Short-Term Class 12.8%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.8% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 42.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	275,271	$ 2,034,250
Fidelity Consumer Discretionary Central Fund (c)	146,285	35,793,045
Fidelity Consumer Staples Central Fund (c)	105,607	23,256,675
Fidelity Emerging Markets Equity Central Fund (c)	19,151	3,892,009
Fidelity Energy Central Fund (c)	153,840	20,117,630
Fidelity Financials Central Fund (c)	627,789	55,559,322
Fidelity Health Care Central Fund (c)	112,728	42,367,534
Fidelity Industrials Central Fund (c)	132,994	31,447,697
Fidelity Information Technology Central Fund (c)	205,481	58,227,016
Fidelity International Equity Central Fund (c)	1,213,303	97,185,606
Fidelity Materials Central Fund (c)	46,843	10,479,770
Fidelity Real Estate Equity Central Fund (c)	105,585	11,337,668
Fidelity Telecom Services Central Fund (c)	36,778	6,220,180
Fidelity Utilities Central Fund (c)	62,220	9,873,148
TOTAL EQUITY CENTRAL FUNDS (Cost $310,637,238)		407,791,550
Fixed-Income Central Funds - 49.4%

High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (c)	482,446	4,612,184
Fidelity Floating Rate Central Fund (c)	182,010	19,218,392
Fidelity High Income Central Fund 1 (c)	372,772	37,642,499
TOTAL HIGH YIELD FIXED-INCOME FUNDS		61,473,075
Investment Grade Fixed-Income Funds - 43.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)(c)	110,781	11,003,839
Fidelity Investment Grade Bond Central Fund (c)	3,735,472	407,278,529
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		418,282,368
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $464,710,769)		479,755,443
Money Market Central Funds - 7.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	58,226,763	$ 58,226,763
Fidelity Money Market Central Fund, 0.30% (b)	10,324,823	10,324,823
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $68,551,586)		68,551,586
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 4/16/15 (Cost $159,998)	$ 160,000	159,998
Investment Companies - 1.6%
	Shares
iShares MSCI EAFE Index ETF (Cost $15,217,829)	240,579	15,437,953
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $859,277,420)		971,696,530
NET OTHER ASSETS (LIABILITIES) - 0.0%		(80,971)
NET ASSETS - 100%		$ 971,615,559
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,495
Fidelity Commodity Strategy Central Fund	993
Fidelity Consumer Discretionary Central Fund	217,106
Fidelity Consumer Staples Central Fund	264,500
Fidelity Emerging Markets Debt Central Fund	142,685
Fidelity Emerging Markets Equity Central Fund	50,230
Fidelity Energy Central Fund	161,783
Fidelity Financials Central Fund	400,539
Fidelity Floating Rate Central Fund	426,562
Fidelity Health Care Central Fund	112,190
Fidelity High Income Central Fund 1	913,964
Fidelity Industrials Central Fund	190,527
Fidelity Information Technology Central Fund	144,151
Fidelity International Equity Central Fund	794,268
Fidelity Investment Grade Bond Central Fund	5,324,772
Fidelity Materials Central Fund	92,601
Fidelity Money Market Central Fund	13,845
Fidelity Real Estate Equity Central Fund	69,527
Fidelity Telecom Services Central Fund	62,739
Fidelity Utilities Central Fund	119,644
Total	$ 9,548,121
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,097,081	$ 372,697	$ 40,606	$ 2,034,250	0.6%
Fidelity Consumer Discretionary Central Fund	28,519,121	3,936,847	901,428	35,793,045	2.2%
Fidelity Consumer Staples Central Fund	21,243,847	2,943,029	2,492,482	23,256,675	2.0%
Fidelity Emerging Markets Debt Central Fund	4,107,144	781,107	67,676	4,612,184	4.5%
Fidelity Emerging Markets Equity Central Fund	14,092,797	1,779,854	11,214,757	3,892,009	3.1%
Fidelity Energy Central Fund	19,008,861	4,269,740	223,108	20,117,630	2.0%
Fidelity Financials Central Fund	46,778,280	7,565,759	1,434,031	55,559,322	2.2%
Fidelity Floating Rate Central Fund	16,833,483	2,904,559	270,703	19,218,392	1.1%
Fidelity Health Care Central Fund	34,567,961	4,656,367	4,363,525	42,367,534	2.1%
Fidelity High Income Central Fund 1	16,306,904	22,020,734	457,464	37,642,499	4.1%
Fidelity Industrials Central Fund	25,559,578	4,122,631	621,101	31,447,697	2.2%
Fidelity Inflation-Protected Bond Index Central Fund	9,655,040	1,486,816	162,421	11,003,839	3.9%
Fidelity Information Technology Central Fund	45,939,403	9,707,221	1,461,274	58,227,016	2.1%
Fidelity International Equity Central Fund	79,483,079	17,868,237	1,380,254	97,185,606	3.3%
Fidelity Investment Grade Bond Central Fund	351,285,747	68,123,311	18,921,517	407,278,529	5.2%
Fidelity Materials Central Fund	9,594,305	1,353,995	198,816	10,479,770	2.2%
Fidelity Real Estate Equity Central Fund	-	11,028,818	109,960	11,337,668	4.0%
Fidelity Telecom Services Central Fund	5,164,901	947,171	71,734	6,220,180	2.0%
Fidelity Utilities Central Fund	9,429,374	1,450,324	1,173,285	9,873,148	2.1%
Total	$ 739,666,906	$ 167,319,217	$ 45,566,142	$ 887,546,993
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 407,791,550	$ 407,791,550	$ -	$ -
Fixed-Income Central Funds	479,755,443	479,755,443	-	-
Money Market Central Funds	68,551,586	68,551,586	-	-
U.S. Treasury Obligations	159,998	-	159,998	-
Investment Companies	15,437,953	15,437,953	-	-
Total Investments in Securities:	$ 971,696,530	$ 971,536,532	$ 159,998	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.2%
United Kingdom	4.2%
Japan	2.5%
Cayman Islands	1.4%
Ireland	1.3%
Netherlands	1.3%
France	1.2%
Mexico	1.1%
Germany	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	7.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,377,827)	$ 15,597,951
Fidelity Central Funds (cost $843,899,593)	956,098,579
Total Investments (cost $859,277,420)		$ 971,696,530
Cash		42,168
Receivable for investments sold		291,287
Receivable for fund shares sold		999,167
Distributions receivable from Fidelity Central Funds		7,261
Prepaid expenses		940
Other receivables		2,489
Total assets		973,039,842

Liabilities
Payable for investments purchased	$ 274,865
Payable for fund shares redeemed	686,486
Accrued management fee	328,464
Distribution and service plan fees payable	25,897
Other affiliated payables	92,860
Other payables and accrued expenses	15,711
Total liabilities		1,424,283

Net Assets		$ 971,615,559
Net Assets consist of:
Paid in capital		$ 899,993,147
Undistributed net investment income		3,704,099
Accumulated undistributed net realized gain (loss) on investments		(44,500,797)
Net unrealized appreciation (depreciation) on investments		112,419,110
Net Assets		$ 971,615,559

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,691,046 ÷ 2,612,158 shares)		$ 10.98

Maximum offering price per share (100/94.25 of $10.98)		$ 11.65
Class T: Net Asset Value and redemption price per share ($9,474,838 ÷ 864,274 shares)		$ 10.96

Maximum offering price per share (100/96.50 of $10.96)		$ 11.36
Class B: Net Asset Value and offering price per share ($927,068 ÷ 84,404 shares)A		$ 10.98

Class C: Net Asset Value and offering price per share ($18,490,204 ÷ 1,691,309 shares)A		$ 10.93

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($907,957,570 ÷ 82,659,679 shares)		$ 10.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,074,833 ÷ 552,987 shares)		$ 10.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 42
Income from Fidelity Central Funds		9,548,121
Total income		9,548,163

Expenses
Management fee	$ 1,836,031
Transfer agent fees	371,604
Distribution and service plan fees	147,111
Accounting fees and expenses	163,045
Custodian fees and expenses	489
Independent trustees' compensation	1,841
Registration fees	51,362
Audit	22,783
Legal	1,682
Miscellaneous	3,267
Total expenses before reductions	2,599,215
Expense reductions	(5,736)	2,593,479
Net investment income (loss)		6,954,684
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Fidelity Central Funds	(930,338)
Futures contracts	870,355
Capital gain distributions from Fidelity Central Funds	18,928
Total net realized gain (loss)		(41,055)
Change in net unrealized appreciation (depreciation) on investment securities		27,277,473
Net gain (loss)		27,236,418
Net increase (decrease) in net assets resulting from operations		$ 34,191,102

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,954,684	$ 10,941,317
Net realized gain (loss)	(41,055)	1,623,845
Change in net unrealized appreciation (depreciation)	27,277,473	31,586,072
Net increase (decrease) in net assets resulting from operations	34,191,102	44,151,234
Distributions to shareholders from net investment income	(5,964,674)	(10,627,197)
Distributions to shareholders from net realized gain	(24,422,962)	(15,119,456)
Total distributions	(30,387,636)	(25,746,653)
Share transactions - net increase (decrease)	143,264,013	276,870,491
Total increase (decrease) in net assets	147,067,479	295,275,072

Net Assets
Beginning of period	824,548,080	529,273,008
End of period (including undistributed net investment income of $3,704,099 and undistributed net investment income of $2,714,089, respectively)	$ 971,615,559	$ 824,548,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) E	.07	.14	.12	.14	.16	.16
Net realized and unrealized gain (loss)	.32	.59	.66	1.07	(.06)	.70
Total from investment operations	.39	.73	.78	1.21	.10	.86
Distributions from net investment income	(.06)	(.15)	(.10)	(.14)	(.14)	(.15)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.37)	(.43)	(.23)	(.23)	(.42)	(.18)
Net asset value, end of period	$ 10.98	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnB, C, D	3.68%	6.98%	7.88%	13.47%	.91%	9.96%
Ratios to Average Net Assets F, H
Expenses before reductions	.84%A	.85%	.87%	.90%	.95%	1.06%
Expenses net of fee waivers, if any	.84%A	.85%	.87%	.90%	.90%	.90%
Expenses net of all reductions	.84%A	.85%	.86%	.89%	.89%	.89%
Net investment income (loss)	1.30%A	1.31%	1.21%	1.49%	1.61%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,691	$ 25,419	$ 16,042	$ 14,048	$ 10,337	$ 6,308
Portfolio turnover rate G	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.64	$ 10.09	$ 9.12	$ 9.44	$ 8.76
Income from Investment Operations
Net investment income (loss) E	.06	.11	.10	.12	.13	.14
Net realized and unrealized gain (loss)	.32	.59	.66	1.06	(.05)	.70
Total from investment operations	.38	.70	.76	1.18	.08	.84
Distributions from net investment income	(.05)	(.12)	(.08)	(.12)	(.12)	(.13)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.36)	(.40)	(.21)	(.21)	(.40)	(.16)
Net asset value, end of period	$ 10.96	$ 10.94	$ 10.64	$ 10.09	$ 9.12	$ 9.44
Total ReturnB, C, D	3.55%	6.72%	7.62%	13.09%	.68%	9.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10%A	1.12%	1.14%	1.17%	1.19%	1.32%
Expenses net of fee waivers, if any	1.10%A	1.12%	1.14%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.10%A	1.12%	1.13%	1.14%	1.14%	1.14%
Net investment income (loss)	1.03%A	1.04%	.94%	1.24%	1.36%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,475	$ 8,295	$ 6,969	$ 4,803	$ 3,760	$ 2,972
Portfolio turnover rate G	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.95	$ 10.66	$ 10.10	$ 9.12	$ 9.44	$ 8.75
Income from Investment Operations
Net investment income (loss) E	.03	.06	.04	.07	.08	.09
Net realized and unrealized gain (loss)	.33	.58	.67	1.06	(.06)	.71
Total from investment operations	.36	.64	.71	1.13	.02	.80
Distributions from net investment income	(.02)	(.07)	(.02)	(.06)	(.07)	(.08)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.33)	(.35)	(.15)	(.15)	(.34) I	(.11)
Net asset value, end of period	$ 10.98	$ 10.95	$ 10.66	$ 10.10	$ 9.12	$ 9.44
Total ReturnB, C, D	3.37%	6.10%	7.11%	12.56%	.13%	9.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.58%A	1.61%	1.68%	1.70%	1.73%	1.82%
Expenses net of fee waivers, if any	1.58%A	1.61%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.58%A	1.61%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.56%A	.55%	.43%	.74%	.86%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 927	$ 1,189	$ 776	$ 839	$ 856	$ 1,075
Portfolio turnover rate G	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.62	$ 10.08	$ 9.11	$ 9.43	$ 8.76
Income from Investment Operations
Net investment income (loss) E	.03	.06	.04	.07	.08	.09
Net realized and unrealized gain (loss)	.32	.58	.66	1.06	(.05)	.70
Total from investment operations	.35	.64	.70	1.13	.03	.79
Distributions from net investment income	(.02)	(.07)	(.03)	(.08)	(.08)	(.09)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.33)	(.35)	(.16)	(.16) J	(.35) I	(.12)
Net asset value, end of period	$ 10.93	$ 10.91	$ 10.62	$ 10.08	$ 9.11	$ 9.43
Total ReturnB, C, D	3.30%	6.17%	7.02%	12.59%	.22%	9.07%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62%A	1.62%	1.64%	1.67%	1.70%	1.82%
Expenses net of fee waivers, if any	1.62%A	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62%A	1.62%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.52%A	.54%	.44%	.74%	.86%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,490	$ 15,769	$ 9,272	$ 6,814	$ 3,911	$ 2,193
Portfolio turnover rate G	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share. J Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) D	.09	.17	.16	.18	.18	.18
Net realized and unrealized gain (loss)	.32	.59	.65	1.06	(.06)	.71
Total from investment operations	.41	.76	.81	1.24	.12	.89
Distributions from net investment income	(.08)	(.18)	(.13)	(.17)	(.17)	(.18)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.39)	(.46)	(.26)	(.26)	(.44) H	(.21)
Net asset value, end of period	$ 10.98	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnB, C	3.84%	7.29%	8.21%	13.78%	1.17%	10.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.55%A	.56%	.57%	.59%	.64%	.76%
Expenses net of fee waivers, if any	.55%A	.56%	.57%	.59%	.64%	.65%
Expenses net of all reductions	.54%A	.56%	.56%	.58%	.63%	.64%
Net investment income (loss)	1.59%A	1.60%	1.51%	1.81%	1.87%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 907,958	$ 769,619	$ 495,019	$ 328,995	$ 146,236	$ 77,613
Portfolio turnover rate F	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) D	.09	.17	.15	.17	.18	.18
Net realized and unrealized gain (loss)	.33	.58	.66	1.06	(.06)	.71
Total from investment operations	.42	.75	.81	1.23	.12	.89
Distributions from net investment income	(.08)	(.18)	(.13)	(.16)	(.16)	(.18)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.39)	(.45) H	(.26)	(.25)	(.44)	(.21)
Net asset value, end of period	$ 10.99	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnB, C	3.92%	7.25%	8.15%	13.74%	1.15%	10.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.55%A	.58%	.63%	.66%	.68%	.76%
Expenses net of fee waivers, if any	.55%A	.58%	.63%	.65%	.65%	.65%
Expenses net of all reductions	.55%A	.57%	.62%	.64%	.64%	.64%
Net investment income (loss)	1.59%A	1.59%	1.45%	1.74%	1.86%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,075	$ 4,256	$ 1,196	$ 911	$ 580	$ 882
Portfolio turnover rate F	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	0.7
Facebook, Inc. Class A	0.5	0.4
Actavis PLC	0.5	0.4
The Walt Disney Co.	0.4	0.3
Citigroup, Inc.	0.4	0.4
JPMorgan Chase & Co.	0.3	0.4
Medtronic PLC	0.3	0.3
Bank of America Corp.	0.3	0.4
Google, Inc. Class C	0.3	0.3
Google, Inc. Class A	0.3	0.3
	4.4
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.8	17.8
Consumer Discretionary	9.1	7.8
Information Technology	8.4	7.8
Health Care	7.9	6.8
Industrials	7.0	6.4
Top Five Bond Issuers as of March 31, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.5	12.4
Fannie Mae	3.7	7.3
Ginnie Mae	1.5	1.2
Citigroup, Inc.	1.1	0.2
Freddie Mac	1.0	1.0
	15.8
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 14.7%	U.S. Government and U.S. Government Agency Obligations 21.9%
AAA,AA,A 7.7%	AAA,AA,A 4.5%
BBB 10.8%	BBB 10.8%
BB and Below 8.8%	BB and Below 4.7%
Not Rated 0.7%	Not Rated 0.3%
Equities* 52.8%	Equities** 50.4%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 7.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 52.6%	Stock Class and Equity Futures** 50.7%
Bond Class 41.4%	Bond Class 41.7%
Short-Term Class 6.0%	Short-Term Class 7.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 25.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 51.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (e)	2,230,939	$ 16,486,642
Fidelity Consumer Discretionary Central Fund (e)	1,572,683	384,804,129
Fidelity Consumer Staples Central Fund (e)	1,123,734	247,468,792
Fidelity Emerging Markets Equity Central Fund (e)	204,640	41,588,889
Fidelity Energy Central Fund (e)	1,635,045	213,814,816
Fidelity Financials Central Fund (e)	6,703,974	593,301,708
Fidelity Health Care Central Fund (e)	1,200,731	451,282,822
Fidelity Industrials Central Fund (e)	1,416,225	334,880,603
Fidelity Information Technology Central Fund (e)	2,188,353	620,113,673
Fidelity International Equity Central Fund (e)	13,081,017	1,047,789,479
Fidelity Materials Central Fund (e)	498,612	111,549,545
Fidelity Real Estate Equity Central Fund (e)	901,414	96,793,865
Fidelity Telecom Services Central Fund (e)	364,966	61,726,710
Fidelity Utilities Central Fund (e)	660,690	104,838,350
TOTAL EQUITY CENTRAL FUNDS (Cost $2,707,718,229)		4,326,440,023
Fixed-Income Central Funds - 44.4%

High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (e)	4,096,274	39,160,381
Fidelity Floating Rate Central Fund (e)	1,551,432	163,815,674
Fidelity High Income Central Fund 1 (e)	3,203,484	323,487,857
TOTAL HIGH YIELD FIXED-INCOME FUNDS		526,463,912
Investment Grade Fixed-Income Funds - 38.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)(e)	944,142	93,781,662
Fidelity Investment Grade Bond Central Fund (e)	28,294,474	3,084,946,449
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,178,728,111
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,474,564,403)		3,705,192,023
Money Market Central Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	110,687,214	$ 110,687,214
Fidelity Money Market Central Fund, 0.30% (b)	55,344,512	55,344,512
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	20,482,000	20,482,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $186,513,726)		186,513,726
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 4/16/15 (Cost $859,989)	$ 860,000	859,989
Investment Companies - 1.9%
	Shares
iShares MSCI EAFE Index ETF (d) (Cost $151,951,324)	2,412,097	154,784,264
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,521,607,671)		8,373,790,025
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(21,911,634)
NET ASSETS - 100%		$ 8,351,878,391
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 168,808
Fidelity Commodity Strategy Central Fund	9,015
Fidelity Consumer Discretionary Central Fund	2,452,778
Fidelity Consumer Staples Central Fund	2,949,224
Fidelity Emerging Markets Debt Central Fund	1,302,622
Fidelity Emerging Markets Equity Central Fund	554,269
Fidelity Energy Central Fund	1,825,460
Fidelity Financials Central Fund	4,606,749
Fidelity Floating Rate Central Fund	3,890,307
Fidelity Health Care Central Fund	1,275,102
Fidelity High Income Central Fund 1	8,337,728
Fidelity Industrials Central Fund	2,155,158
Fidelity Information Technology Central Fund	1,617,848
Fidelity International Equity Central Fund	9,023,484
Fidelity Investment Grade Bond Central Fund	42,961,300
Fidelity Materials Central Fund	1,054,105
Fidelity Money Market Central Fund	74,212
Fidelity Real Estate Equity Central Fund	630,154
Fidelity Securities Lending Cash Central Fund	846
Fidelity Telecom Services Central Fund	675,498
Fidelity Utilities Central Fund	1,368,948
Total	$ 86,933,615
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 20,470,784	$ 219,785	$ 691,567	$ 16,486,642	5.2%
Fidelity Consumer Discretionary Central Fund	349,029,597	5,204,453	18,363,012	384,804,129	23.7%
Fidelity Consumer Staples Central Fund	260,890,931	4,919,004	37,050,921	247,468,792	21.0%
Fidelity Emerging Markets Debt Central Fund	40,494,059	1,830,107	1,152,617	39,160,381	36.6%
Fidelity Emerging Markets Equity Central Fund	163,068,383	1,726,948	114,636,588	41,588,889	33.4%
Fidelity Energy Central Fund	235,160,131	18,458,030	4,177,908	213,814,816	20.9%
Fidelity Financials Central Fund	572,892,452	9,571,484	20,244,078	593,301,708	23.4%
Fidelity Floating Rate Central Fund	165,566,828	5,295,343	4,610,460	163,815,674	9.4%
Fidelity Health Care Central Fund	427,242,889	4,656,643	66,352,615	451,282,822	22.4%
Fidelity High Income Central Fund 1	158,322,446	174,696,426	7,038,425	323,487,857	34.8%
Fidelity Industrials Central Fund	311,842,081	4,883,348	9,681,945	334,880,603	23.6%
Fidelity Inflation-Protected Bond Index Central Fund	95,507,367	843,078	2,766,270	93,781,662	33.4%
Fidelity Information Technology Central Fund	562,454,955	35,663,085	23,255,961	620,113,673	22.3%
Fidelity International Equity Central Fund	1,007,434,589	58,005,870	29,510,135	1,047,789,479	35.3%
Fidelity Investment Grade Bond Central Fund	3,060,845,980	189,011,010	220,399,399	3,084,946,449	39.4%
Fidelity Materials Central Fund	117,717,077	2,739,516	5,745,948	111,549,545	23.8%
Fidelity Real Estate Equity Central Fund	-	94,202,360	1,194,795	96,793,865	34.3%
Fidelity Telecom Services Central Fund	59,838,623	1,298,206	1,342,218	61,726,710	20.3%
Fidelity Utilities Central Fund	116,214,245	2,322,495	15,900,895	104,838,350	22.3%
Total	$ 7,724,993,417	$ 615,547,191	$ 584,115,757	$ 8,031,632,046
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,326,440,023	$ 4,326,440,023	$ -	$ -
Fixed-Income Central Funds	3,705,192,023	3,705,192,023	-	-
Money Market Central Funds	186,513,726	186,513,726	-	-
U.S. Treasury Obligations	859,989	-	859,989	-
Investment Companies	154,784,264	154,784,264	-	-
Total Investments in Securities:	$ 8,373,790,025	$ 8,372,930,036	$ 859,989	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	74.4%
United Kingdom	4.4%
Japan	2.9%
Ireland	1.7%
Cayman Islands	1.6%
France	1.4%
Netherlands	1.4%
Switzerland	1.2%
Germany	1.2%
Mexico	1.0%
Others (Individually Less Than 1%)	8.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,764,360) - See accompanying schedule: Unaffiliated issuers (cost $152,811,313)	$ 155,644,253
Fidelity Central Funds (cost $6,368,796,358)	8,218,145,772
Total Investments (cost $6,521,607,671)		$ 8,373,790,025
Receivable for investments sold		3,742,270
Receivable for fund shares sold		4,151,716
Distributions receivable from Fidelity Central Funds		16,822
Prepaid expenses		9,387
Other receivables		246,518
Total assets		8,381,956,738

Liabilities
Payable for fund shares redeemed	$ 4,765,634
Accrued management fee	3,466,417
Distribution and service plan fees payable	66,091
Other affiliated payables	1,065,950
Other payables and accrued expenses	232,255
Collateral on securities loaned, at value	20,482,000
Total liabilities		30,078,347

Net Assets		$ 8,351,878,391
Net Assets consist of:
Paid in capital		$ 7,348,769,546
Undistributed net investment income		29,802,805
Accumulated undistributed net realized gain (loss) on investments		(878,876,314)
Net unrealized appreciation (depreciation) on investments		1,852,182,354
Net Assets		$ 8,351,878,391

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($73,453,841 ÷ 4,214,732 shares)		$ 17.43

Maximum offering price per share (100/94.25 of $17.43)		$ 18.49
Class T: Net Asset Value and redemption price per share ($35,710,462 ÷ 2,051,416 shares)		$ 17.41

Maximum offering price per share (100/96.50 of $17.41)		$ 18.04
Class B: Net Asset Value and offering price per share ($3,035,444 ÷ 174,653 shares)A		$ 17.38

Class C: Net Asset Value and offering price per share ($41,037,345 ÷ 2,370,491 shares)A		$ 17.31

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($8,167,287,337 ÷ 466,864,470 shares)		$ 17.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,353,962 ÷ 1,795,160 shares)		$ 17.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 343
Income from Fidelity Central Funds		86,933,615
Total income		86,933,958

Expenses
Management fee	$ 20,459,967
Transfer agent fees	5,544,763
Distribution and service plan fees	388,815
Accounting and security lending fees	748,768
Custodian fees and expenses	705
Independent trustees' compensation	17,888
Appreciation in deferred trustee compensation account	217
Registration fees	90,276
Audit	21,549
Legal	35,015
Miscellaneous	29,625
Total expenses before reductions	27,337,588
Expense reductions	(64,243)	27,273,345
Net investment income (loss)		59,660,613
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,388,399
Fidelity Central Funds	63,905,671
Futures contracts	7,127,916
Capital gain distributions from Fidelity Central Funds	176,869
Total net realized gain (loss)		73,598,855
Change in net unrealized appreciation (depreciation) on investment securities		214,134,458
Net gain (loss)		287,733,313
Net increase (decrease) in net assets resulting from operations		$ 347,393,926

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 59,660,613	$ 121,717,370
Net realized gain (loss)	73,598,855	110,762,468
Change in net unrealized appreciation (depreciation)	214,134,458	394,152,737
Net increase (decrease) in net assets resulting from operations	347,393,926	626,632,575
Distributions to shareholders from net investment income	(54,307,021)	(124,253,233)
Distributions to shareholders from net realized gain	(522,702,473)	(387,669,599)
Total distributions	(577,009,494)	(511,922,832)
Share transactions - net increase (decrease)	444,890,239	477,669,886
Total increase (decrease) in net assets	215,274,671	592,379,629

Net Assets
Beginning of period	8,136,603,720	7,544,224,091
End of period (including undistributed net investment income of $29,802,805 and undistributed net investment income of $24,449,213, respectively)	$ 8,351,878,391	$ 8,136,603,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.99	$ 17.78	$ 16.36	$ 14.43	$ 14.64	$ 13.48
Income from Investment Operations
Net investment income (loss) E	.10	.22	.19	.21	.22	.23
Net realized and unrealized gain (loss)	.61	1.13	1.43	1.98	(.19)	1.17
Total from investment operations	.71	1.35	1.62	2.19	.03	1.40
Distributions from net investment income	(.10)	(.23)	(.19)	(.23)	(.22)	(.24)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.27)	(1.14)	(.20) I	(.26) J	(.24)	(.24)
Net asset value, end of period	$ 17.43	$ 17.99	$ 17.78	$ 16.36	$ 14.43	$ 14.64
Total ReturnB, C, D	4.20%	7.96%	10.01%	15.31%	.11%	10.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.96%A	.95%	.99%	1.01%	1.01%	.98%
Expenses net of fee waivers, if any	.96%A	.95%	.99%	1.01%	1.01%	.98%
Expenses net of all reductions	.95%A	.95%	.98%	1.00%	1.00%	.96%
Net investment income (loss)	1.17%A	1.24%	1.12%	1.35%	1.43%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,454	$ 72,246	$ 74,128	$ 61,693	$ 48,154	$ 44,879
Portfolio turnover rate G	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share. J Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.97	$ 17.76	$ 16.34	$ 14.41	$ 14.63	$ 13.47
Income from Investment Operations
Net investment income (loss) E	.08	.17	.15	.17	.19	.19
Net realized and unrealized gain (loss)	.60	1.14	1.43	1.98	(.20)	1.17
Total from investment operations	.68	1.31	1.58	2.15	(.01)	1.36
Distributions from net investment income	(.07)	(.19)	(.15)	(.20)	(.19)	(.20)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.24)	(1.10)	(.16) I	(.22)	(.21)	(.20)
Net asset value, end of period	$ 17.41	$ 17.97	$ 17.76	$ 16.34	$ 14.41	$ 14.63
Total ReturnB, C, D	4.05%	7.69%	9.76%	15.06%	(.16)%	10.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22%A	1.22%	1.24%	1.24%	1.23%	1.22%
Expenses net of fee waivers, if any	1.22%A	1.22%	1.24%	1.24%	1.23%	1.22%
Expenses net of all reductions	1.22%A	1.22%	1.22%	1.23%	1.22%	1.21%
Net investment income (loss)	.90%A	.97%	.87%	1.12%	1.21%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,710	$ 32,372	$ 28,826	$ 22,505	$ 19,679	$ 17,343
Portfolio turnover rate G	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.94	$ 17.73	$ 16.31	$ 14.38	$ 14.59	$ 13.44
Income from Investment Operations
Net investment income (loss) E	.04	.09	.06	.09	.11	.11
Net realized and unrealized gain (loss)	.60	1.13	1.44	1.98	(.20)	1.17
Total from investment operations	.64	1.22	1.50	2.07	(.09)	1.28
Distributions from net investment income	(.03)	(.10)	(.06)	(.11)	(.10)	(.13)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.20)	(1.01)	(.08)	(.14) I	(.12)	(.13)
Net asset value, end of period	$ 17.38	$ 17.94	$ 17.73	$ 16.31	$ 14.38	$ 14.59
Total ReturnB, C, D	3.79%	7.17%	9.20%	14.47%	(.65)%	9.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69%A	1.70%	1.74%	1.76%	1.76%	1.78%
Expenses net of fee waivers, if any	1.69%A	1.70%	1.74%	1.76%	1.76%	1.78%
Expenses net of all reductions	1.69%A	1.70%	1.72%	1.75%	1.75%	1.77%
Net investment income (loss)	.43%A	.49%	.37%	.61%	.68%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,035	$ 3,579	$ 3,882	$ 4,186	$ 4,109	$ 4,843
Portfolio turnover rate G	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.88	$ 17.68	$ 16.27	$ 14.35	$ 14.57	$ 13.42
Income from Investment Operations
Net investment income (loss) E	.03	.08	.06	.09	.11	.12
Net realized and unrealized gain (loss)	.60	1.13	1.43	1.98	(.19)	1.17
Total from investment operations	.63	1.21	1.49	2.07	(.08)	1.29
Distributions from net investment income	(.03)	(.10)	(.07)	(.12)	(.11)	(.14)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.20)	(1.01)	(.08) I	(.15) J	(.14) K	(.14)
Net asset value, end of period	$ 17.31	$ 17.88	$ 17.68	$ 16.27	$ 14.35	$ 14.57
Total ReturnB, C, D	3.74%	7.16%	9.21%	14.49%	(.64)%	9.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.72%A	1.72%	1.74%	1.75%	1.74%	1.74%
Expenses net of fee waivers, if any	1.72%A	1.72%	1.74%	1.75%	1.74%	1.74%
Expenses net of all reductions	1.72%A	1.72%	1.73%	1.74%	1.73%	1.73%
Net investment income (loss)	.40%A	.47%	.37%	.61%	.71%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,037	$ 38,792	$ 31,204	$ 21,859	$ 17,320	$ 14,274
Portfolio turnover rate G	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share. J Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share. K Total distributions of $.14 per share is comprised of distributions from net investment income of $.11 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.06	$ 17.84	$ 16.41	$ 14.47	$ 14.68	$ 13.51
Income from Investment Operations
Net investment income (loss) D	.13	.28	.24	.26	.27	.26
Net realized and unrealized gain (loss)	.59	1.14	1.44	1.99	(.19)	1.18
Total from investment operations	.72	1.42	1.68	2.25	.08	1.44
Distributions from net investment income	(.12)	(.29)	(.24)	(.28)	(.26)	(.27)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.29)	(1.20)	(.25) H	(.31) I	(.29) J	(.27)
Net asset value, end of period	$ 17.49	$ 18.06	$ 17.84	$ 16.41	$ 14.47	$ 14.68
Total ReturnB, C	4.28%	8.33%	10.38%	15.71%	.41%	10.79%
Ratios to Average Net Assets E, G
Expenses before reductions	.66%A	.66%	.68%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.66%A	.66%	.67%	.69%	.70%	.71%
Expenses net of all reductions	.66%A	.66%	.66%	.68%	.69%	.70%
Net investment income (loss)	1.47%A	1.53%	1.43%	1.67%	1.75%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,167,287	$ 7,956,041	$ 7,384,756	$ 6,838,743	$ 5,878,293	$ 6,308,311
Portfolio turnover rate F	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share. I Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share. J Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.03	$ 17.81	$ 16.39	$ 14.46	$ 14.67	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.13	.27	.24	.25	.26	.26
Net realized and unrealized gain (loss)	.60	1.14	1.43	1.98	(.19)	1.19
Total from investment operations	.73	1.41	1.67	2.23	.07	1.45
Distributions from net investment income	(.12)	(.28)	(.23)	(.27)	(.26)	(.28)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.29)	(1.19)	(.25)	(.30) H	(.28)	(.28)
Net asset value, end of period	$ 17.47	$ 18.03	$ 17.81	$ 16.39	$ 14.46	$ 14.67
Total ReturnB, C	4.32%	8.29%	10.28%	15.58%	.37%	10.87%
Ratios to Average Net Assets E, G
Expenses before reductions	.70%A	.71%	.72%	.75%	.74%	.71%
Expenses net of fee waivers, if any	.70%A	.71%	.72%	.75%	.74%	.71%
Expenses net of all reductions	.70%A	.71%	.71%	.74%	.73%	.69%
Net investment income (loss)	1.42%A	1.48%	1.39%	1.61%	1.71%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,354	$ 33,575	$ 21,429	$ 14,732	$ 7,316	$ 5,154
Portfolio turnover rate F	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.3	0.9
Facebook, Inc. Class A	0.6	0.4
Actavis PLC	0.6	0.5
The Walt Disney Co.	0.5	0.4
Citigroup, Inc.	0.4	0.4
JPMorgan Chase & Co.	0.4	0.4
Medtronic PLC	0.4	0.3
Google, Inc. Class C	0.4	0.4
Google, Inc. Class A	0.4	0.4
Bank of America Corp.	0.4	0.4
	5.4
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	17.5
Consumer Discretionary	9.6	8.7
Information Technology	9.6	9.3
Health Care	9.2	8.2
Industrials	7.9	7.3
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 12.2%	U.S. Government and U.S. Government Agency Obligations 18.6%
AAA,AA,A 6.3%	AAA,AA,A 3.7%
BBB 8.8%	BBB 9.0%
BB and Below 7.4%	BB and Below 3.6%
Not Rated 0.5%	Not Rated 0.3%
Equities* 62.6%	Equities** 59.8%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 5.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 62.2%	Stock Class and Equity Futures** 60.7%
Bond Class 34.1%	Bond Class 34.9%
Short-Term Class 3.7%	Short-Term Class 4.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 28.8% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	411,263	$ 3,039,235
Fidelity Consumer Discretionary Central Fund (c)	327,656	80,170,895
Fidelity Consumer Staples Central Fund (c)	238,839	52,597,151
Fidelity Emerging Markets Equity Central Fund (c)	44,098	8,962,000
Fidelity Energy Central Fund (c)	343,227	44,883,740
Fidelity Financials Central Fund (c)	1,402,480	124,119,496
Fidelity Health Care Central Fund (c)	254,071	95,490,007
Fidelity Industrials Central Fund (c)	297,559	70,360,761
Fidelity Information Technology Central Fund (c)	462,596	131,085,875
Fidelity International Equity Central Fund (c)	2,842,620	227,693,863
Fidelity Materials Central Fund (c)	105,279	23,552,930
Fidelity Real Estate Equity Central Fund (c)	160,115	17,193,191
Fidelity Telecom Services Central Fund (c)	79,481	13,442,573
Fidelity Utilities Central Fund (c)	142,357	22,589,206
TOTAL EQUITY CENTRAL FUNDS (Cost $664,897,237)		915,180,923
Fixed-Income Central Funds - 36.5%

High Yield Fixed-Income Funds - 5.3%
Fidelity Emerging Markets Debt Central Fund (c)	727,530	6,955,183
Fidelity Floating Rate Central Fund (c)	132,514	13,992,205
Fidelity High Income Central Fund 1 (c)	568,180	57,374,841
TOTAL HIGH YIELD FIXED-INCOME FUNDS		78,322,229
Investment Grade Fixed-Income Funds - 31.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(c)	168,465	16,733,638
Fidelity Investment Grade Bond Central Fund (c)	4,109,269	448,033,550
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		464,767,188
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $524,462,125)		543,089,417
Money Market Central Funds - 0.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b) (Cost $264,409)	264,409	$ 264,409
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 4/16/15 (Cost $219,997)	$ 220,000	219,997
Investment Companies - 2.1%
	Shares
iShares MSCI EAFE Index ETF (Cost $30,742,405)	487,417	31,277,549
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,220,586,173)		1,490,032,295
NET OTHER ASSETS (LIABILITIES) - 0.0%		(248,386)
NET ASSETS - 100%		$ 1,489,783,909
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,170
Fidelity Commodity Strategy Central Fund	1,528
Fidelity Consumer Discretionary Central Fund	493,572
Fidelity Consumer Staples Central Fund	600,337
Fidelity Emerging Markets Debt Central Fund	219,701
Fidelity Emerging Markets Equity Central Fund	96,529
Fidelity Energy Central Fund	369,191
Fidelity Financials Central Fund	908,115
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 316,274
Fidelity Health Care Central Fund	256,367
Fidelity High Income Central Fund 1	1,433,541
Fidelity Industrials Central Fund	430,275
Fidelity Information Technology Central Fund	327,545
Fidelity International Equity Central Fund	1,911,524
Fidelity Investment Grade Bond Central Fund	5,999,409
Fidelity Materials Central Fund	210,050
Fidelity Real Estate Equity Central Fund	107,655
Fidelity Telecom Services Central Fund	137,943
Fidelity Utilities Central Fund	273,228
Total	$ 14,107,954
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 3,272,057	$ 451,276	$ 77,249	$ 3,039,235	1.0%
Fidelity Consumer Discretionary Central Fund	65,587,086	7,414,657	2,528,650	80,170,895	4.9%
Fidelity Consumer Staples Central Fund	48,995,079	5,417,135	5,425,595	52,597,151	4.5%
Fidelity Emerging Markets Debt Central Fund	6,409,677	998,576	128,748	6,955,183	6.7%
Fidelity Emerging Markets Equity Central Fund	27,387,377	2,846,855	19,830,997	8,962,000	7.2%
Fidelity Energy Central Fund	44,754,610	7,726,670	675,420	44,883,740	4.4%
Fidelity Financials Central Fund	107,841,822	13,404,228	3,128,472	124,119,496	4.9%
Fidelity Floating Rate Central Fund	12,620,463	1,820,924	263,859	13,992,205	0.8%
Fidelity Health Care Central Fund	79,869,175	8,466,985	10,074,013	95,490,007	4.7%
Fidelity High Income Central Fund 1	24,479,691	34,141,060	861,565	57,374,841	6.2%
Fidelity Industrials Central Fund	58,752,305	7,379,916	1,182,851	70,360,761	5.0%
Fidelity Inflation-Protected Bond Index Central Fund	15,206,746	1,798,996	308,995	16,733,638	6.0%
Fidelity Information Technology Central Fund	105,422,442	19,220,771	2,664,761	131,085,875	4.7%
Fidelity International Equity Central Fund	196,706,354	32,233,223	4,118,438	227,693,863	7.7%
Fidelity Investment Grade Bond Central Fund	409,665,548	61,952,645	31,148,257	448,033,550	5.7%
Fidelity Materials Central Fund	22,067,642	2,501,208	402,328	23,552,930	5.0%
Fidelity Real Estate Equity Central Fund	-	16,725,753	185,358	17,193,191	6.1%
Fidelity Telecom Services Central Fund	11,563,019	1,698,524	217,251	13,442,573	4.4%
Fidelity Utilities Central Fund	21,744,979	2,567,948	2,119,016	22,589,206	4.8%
Total	$ 1,262,346,072	$ 228,767,350	$ 85,341,823	$ 1,458,270,340
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 915,180,923	$ 915,180,923	$ -	$ -
Fixed-Income Central Funds	543,089,417	543,089,417	-	-
Money Market Central Funds	264,409	264,409	-	-
U.S. Treasury Obligations	219,997	-	219,997	-
Investment Companies	31,277,549	31,277,549	-	-
Total Investments in Securities:	$ 1,490,032,295	$ 1,489,812,298	$ 219,997	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	71.2%
United Kingdom	5.2%
Japan	3.3%
Ireland	2.1%
France	1.6%
Switzerland	1.6%
Cayman Islands	1.6%
Germany	1.4%
Netherlands	1.4%
Others (Individually Less Than 1%)	10.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $30,962,402)	$ 31,497,546
Fidelity Central Funds (cost $1,189,623,771)	1,458,534,749
Total Investments (cost $1,220,586,173)		$ 1,490,032,295
Cash		19,514
Receivable for investments sold		646,463
Receivable for fund shares sold		1,109,083
Distributions receivable from Fidelity Central Funds		120
Prepaid expenses		1,513
Other receivables		5,615
Total assets		1,491,814,603

Liabilities
Payable for investments purchased	$ 206,739
Payable for fund shares redeemed	891,665
Accrued management fee	677,430
Transfer agent fee payable	145,056
Distribution and service plan fees payable	44,717
Other affiliated payables	49,373
Other payables and accrued expenses	15,714
Total liabilities		2,030,694

Net Assets		$ 1,489,783,909
Net Assets consist of:
Paid in capital		$ 1,331,595,857
Undistributed net investment income		4,538,058
Accumulated undistributed net realized gain (loss) on investments		(115,796,128)
Net unrealized appreciation (depreciation) on investments		269,446,122
Net Assets		$ 1,489,783,909

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,766,236 ÷ 5,002,314 shares)		$ 11.35

Maximum offering price per share (100/94.25 of $11.35)		$ 12.04
Class T: Net Asset Value and redemption price per share ($16,871,165 ÷ 1,492,554 shares)		$ 11.30

Maximum offering price per share (100/96.50 of $11.30)		$ 11.71
Class B: Net Asset Value and offering price per share ($1,542,653 ÷ 135,820 shares)A		$ 11.36

Class C: Net Asset Value and offering price per share ($29,906,791 ÷ 2,671,122 shares)A		$ 11.20

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($1,368,072,187 ÷ 120,169,342 shares)		$ 11.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,624,877 ÷ 1,459,428 shares)		$ 11.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 81
Income from Fidelity Central Funds		14,107,954
Total income		14,108,035

Expenses
Management fee	$ 3,817,666
Transfer agent fees	837,807
Distribution and service plan fees	255,013
Accounting fees and expenses	280,098
Custodian fees and expenses	491
Independent trustees' compensation	2,877
Registration fees	75,217
Audit	22,783
Legal	2,650
Miscellaneous	5,196
Total expenses before reductions	5,299,798
Expense reductions	(12,579)	5,287,219
Net investment income (loss)		8,820,816
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Fidelity Central Funds	(1,598,605)
Futures contracts	1,537,357
Capital gain distributions from Fidelity Central Funds	29,342
Total net realized gain (loss)		(31,906)
Change in net unrealized appreciation (depreciation) on: Investment securities	54,632,491
Futures contracts	100,946
Total change in net unrealized appreciation (depreciation)		54,733,437
Net gain (loss)		54,701,531
Net increase (decrease) in net assets resulting from operations		$ 63,522,347

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,820,816	$ 15,720,508
Net realized gain (loss)	(31,906)	3,083,410
Change in net unrealized appreciation (depreciation)	54,733,437	75,693,397
Net increase (decrease) in net assets resulting from operations	63,522,347	94,497,315
Distributions to shareholders from net investment income	(17,475,457)	(10,626,498)
Distributions to shareholders from net realized gain	(64,516,613)	(44,197,173)
Total distributions	(81,992,070)	(54,823,671)
Share transactions - net increase (decrease)	211,400,534	322,567,151
Total increase (decrease) in net assets	192,930,811	362,240,795

Net Assets
Beginning of period	1,296,853,098	934,612,303
End of period (including undistributed net investment income of $4,538,058 and undistributed net investment income of $13,192,699, respectively)	$ 1,489,783,909	$ 1,296,853,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.17	$ 10.16	$ 8.76	$ 9.19	$ 8.41
Income from Investment Operations
Net investment income (loss) E	.06	.12	.11	.12	.13	.13
Net realized and unrealized gain (loss)	.44	.83	1.10	1.38	(.20)	.76
Total from investment operations	.50	.95	1.21	1.50	(.07)	.89
Distributions from net investment income	(.12)	(.09)	(.09)	(.08)	(.09)	(.09)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.68)	(.59)	(.20)	(.10)	(.36) I	(.11)
Net asset value, end of period	$ 11.35	$ 11.53	$ 11.17	$ 10.16	$ 8.76	$ 9.19
Total ReturnB, C, D	4.55%	8.87%	12.15%	17.27%	(1.05)%	10.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03%A	1.03%	1.06%	1.09%	1.12%	1.22%
Expenses net of fee waivers, if any	1.03%A	1.03%	1.06%	1.09%	1.10%	1.10%
Expenses net of all reductions	1.03%A	1.03%	1.05%	1.08%	1.09%	1.08%
Net investment income (loss)	1.00%A	1.08%	1.02%	1.26%	1.39%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,766	$ 53,382	$ 41,926	$ 37,312	$ 30,707	$ 20,690
Portfolio turnover rate G	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 11.12	$ 10.12	$ 8.72	$ 9.15	$ 8.38
Income from Investment Operations
Net investment income (loss) E	.04	.09	.08	.10	.11	.10
Net realized and unrealized gain (loss)	.43	.84	1.09	1.38	(.21)	.76
Total from investment operations	.47	.93	1.17	1.48	(.10)	.86
Distributions from net investment income	(.09)	(.07)	(.06)	(.06)	(.07)	(.07)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.65)	(.57)	(.17)	(.08)	(.33)	(.09)
Net asset value, end of period	$ 11.30	$ 11.48	$ 11.12	$ 10.12	$ 8.72	$ 9.15
Total ReturnB, C, D	4.29%	8.66%	11.78%	17.12%	(1.34)%	10.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30%A	1.30%	1.32%	1.34%	1.37%	1.45%
Expenses net of fee waivers, if any	1.30%A	1.30%	1.32%	1.34%	1.35%	1.35%
Expenses net of all reductions	1.29%A	1.30%	1.31%	1.33%	1.34%	1.33%
Net investment income (loss)	.74%A	.81%	.76%	1.01%	1.14%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,871	$ 14,759	$ 13,639	$ 11,380	$ 8,045	$ 6,035
Portfolio turnover rate G	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 11.12	$ 10.11	$ 8.69	$ 9.12	$ 8.37
Income from Investment Operations
Net investment income (loss) E	.01	.03	.02	.05	.06	.06
Net realized and unrealized gain (loss)	.44	.83	1.10	1.39	(.21)	.75
Total from investment operations	.45	.86	1.12	1.44	(.15)	.81
Distributions from net investment income	(.02)	-	-	-	(.02)	(.04)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.57) I	(.50)	(.11)	(.02)	(.28)	(.06)
Net asset value, end of period	$ 11.36	$ 11.48	$ 11.12	$ 10.11	$ 8.69	$ 9.12
Total ReturnB, C, D	4.16%	8.01%	11.21%	16.53%	(1.82)%	9.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80%A	1.82%	1.89%	1.92%	1.95%	2.05%
Expenses net of fee waivers, if any	1.80%A	1.82%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.80%A	1.82%	1.84%	1.84%	1.84%	1.83%
Net investment income (loss)	.24%A	.29%	.23%	.50%	.64%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,543	$ 1,667	$ 1,756	$ 1,745	$ 1,833	$ 1,987
Portfolio turnover rate G	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.57 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.555 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 11.04	$ 10.06	$ 8.67	$ 9.10	$ 8.37
Income from Investment Operations
Net investment income (loss) E	.01	.04	.02	.05	.06	.06
Net realized and unrealized gain (loss)	.44	.81	1.10	1.38	(.20)	.74
Total from investment operations	.45	.85	1.12	1.43	(.14)	.80
Distributions from net investment income	(.04)	(.04)	(.02)	(.02)	(.03)	(.05)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.60)	(.54)	(.14) I	(.04)	(.29)	(.07)
Net asset value, end of period	$ 11.20	$ 11.35	$ 11.04	$ 10.06	$ 8.67	$ 9.10
Total ReturnB, C, D	4.18%	7.98%	11.24%	16.55%	(1.79)%	9.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80%A	1.80%	1.84%	1.88%	1.90%	1.97%
Expenses net of fee waivers, if any	1.80%A	1.80%	1.84%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.79%A	1.80%	1.83%	1.84%	1.83%	1.83%
Net investment income (loss)	.24%A	.31%	.24%	.50%	.64%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,907	$ 25,867	$ 18,390	$ 10,185	$ 6,928	$ 4,256
Portfolio turnover rate G	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 11.22	$ 10.21	$ 8.80	$ 9.22	$ 8.43
Income from Investment Operations
Net investment income (loss) D	.07	.16	.14	.15	.16	.15
Net realized and unrealized gain (loss)	.43	.84	1.10	1.39	(.21)	.76
Total from investment operations	.50	1.00	1.24	1.54	(.05)	.91
Distributions from net investment income	(.16)	(.13)	(.12)	(.11)	(.11)	(.10)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.71) H	(.63)	(.23)	(.13)	(.37)	(.12)
Net asset value, end of period	$ 11.38	$ 11.59	$ 11.22	$ 10.21	$ 8.80	$ 9.22
Total ReturnB, C	4.59%	9.26%	12.45%	17.73%	(.79)%	10.88%
Ratios to Average Net Assets E, G
Expenses before reductions	.72%A	.72%	.74%	.77%	.82%	.92%
Expenses net of fee waivers, if any	.72%A	.72%	.74%	.77%	.82%	.85%
Expenses net of all reductions	.72%A	.72%	.73%	.76%	.80%	.83%
Net investment income (loss)	1.31%A	1.39%	1.34%	1.59%	1.67%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,368,072	$ 1,187,056	$ 850,361	$ 557,351	$ 246,943	$ 95,660
Portfolio turnover rate F	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 11.22	$ 10.21	$ 8.79	$ 9.22	$ 8.43
Income from Investment Operations
Net investment income (loss) D	.07	.15	.13	.15	.16	.15
Net realized and unrealized gain (loss)	.44	.83	1.10	1.39	(.22)	.76
Total from investment operations	.51	.98	1.23	1.54	(.06)	.91
Distributions from net investment income	(.15)	(.11)	(.11)	(.10)	(.11)	(.10)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.71)	(.61)	(.22)	(.12)	(.37)	(.12)
Net asset value, end of period	$ 11.39	$ 11.59	$ 11.22	$ 10.21	$ 8.79	$ 9.22
Total ReturnB, C	4.63%	9.15%	12.35%	17.73%	(.87)%	10.88%
Ratios to Average Net Assets E, G
Expenses before reductions	.77%A	.78%	.82%	.84%	.85%	.95%
Expenses net of fee waivers, if any	.77%A	.78%	.82%	.84%	.85%	.85%
Expenses net of all reductions	.76%A	.78%	.81%	.83%	.84%	.83%
Net investment income (loss)	1.27%A	1.33%	1.26%	1.51%	1.64%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,625	$ 14,122	$ 8,540	$ 8,964	$ 7,470	$ 3,228
Portfolio turnover rate F	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.5	1.0
Facebook, Inc. Class A	0.7	0.5
Actavis PLC	0.7	0.6
The Walt Disney Co.	0.5	0.4
Citigroup, Inc.	0.5	0.5
JPMorgan Chase & Co.	0.5	0.5
Medtronic PLC	0.5	0.3
Google, Inc. Class C	0.5	0.4
Bank of America Corp.	0.5	0.5
Google, Inc. Class A	0.5	0.4
	6.4
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.2	18.4
Information Technology	11.2	10.2
Consumer Discretionary	10.5	9.9
Health Care	10.4	9.7
Industrials	8.5	8.3
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 8.7%	U.S. Government and U.S. Government Agency Obligations 13.0%
AAA,AA,A 4.4%	AAA,AA,A 2.8%
BBB 6.1%	BBB 5.8%
BB and Below 6.3%	BB and Below 3.5%
Not Rated 0.3%	Not Rated 0.3%
Equities* 71.9%	Equities** 70.2%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 4.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 72.0%	Stock Class and Equity Futures** 70.8%
Bond Class 24.9%	Bond Class 25.0%
Short-Term Class 3.1%	Short-Term Class 4.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 30.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 70.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (e)	1,154,787	$ 8,533,875
Fidelity Consumer Discretionary Central Fund (e)	1,101,753	269,576,930
Fidelity Consumer Staples Central Fund (e)	800,307	176,243,663
Fidelity Emerging Markets Equity Central Fund (e)	212,533	43,192,997
Fidelity Energy Central Fund (e)	1,145,236	149,762,483
Fidelity Financials Central Fund (e)	4,704,609	416,357,859
Fidelity Health Care Central Fund (e)	846,936	318,312,538
Fidelity Industrials Central Fund (e)	989,480	233,972,415
Fidelity Information Technology Central Fund (e)	1,549,006	438,941,831
Fidelity International Equity Central Fund (e)	9,385,091	751,745,791
Fidelity Materials Central Fund (e)	352,738	78,914,653
Fidelity Real Estate Equity Central Fund (e)	460,166	49,412,592
Fidelity Telecom Services Central Fund (e)	254,853	43,103,357
Fidelity Utilities Central Fund (e)	477,737	75,807,278
TOTAL EQUITY CENTRAL FUNDS (Cost $2,114,823,044)		3,053,878,262
Fixed-Income Central Funds - 26.6%

High Yield Fixed-Income Funds - 5.2%
Fidelity Emerging Markets Debt Central Fund (e)	2,086,623	19,948,113
Fidelity Floating Rate Central Fund (e)	377,993	39,912,317
Fidelity High Income Central Fund 1 (e)	1,639,508	165,557,501
TOTAL HIGH YIELD FIXED-INCOME FUNDS		225,417,931
Investment Grade Fixed-Income Funds - 21.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)(e)	500,593	49,723,888
Fidelity Investment Grade Bond Central Fund (e)	7,981,517	870,224,851
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		919,948,739
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,102,950,583)		1,145,366,670
Money Market Central Funds - 0.1%

Fidelity Cash Central Fund, 0.14% (b)	158,050	158,050
Fidelity Money Market Central Fund, 0.30% (b)	4	4
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,602,650	1,602,650
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,760,704)		1,760,704
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 4/16/15 (Cost $1,419,982)	$ 1,420,000	$ 1,419,982
Investment Companies - 2.5%
	Shares
iShares MSCI EAFE Index ETF (d) (Cost $103,849,726)	1,642,107	105,374,005
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,324,804,039)		4,307,799,623
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,695,123)
NET ASSETS - 100%		$ 4,305,104,500
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,252
Fidelity Commodity Strategy Central Fund	4,551
Fidelity Consumer Discretionary Central Fund	1,703,851
Fidelity Consumer Staples Central Fund	2,062,514
Fidelity Emerging Markets Debt Central Fund	653,408
Fidelity Emerging Markets Equity Central Fund	399,830
Fidelity Energy Central Fund	1,292,239
Fidelity Financials Central Fund	3,151,124
Fidelity Floating Rate Central Fund	934,467
Fidelity Health Care Central Fund	889,605
Fidelity High Income Central Fund 1	4,264,380
Fidelity Industrials Central Fund	1,476,845
Fidelity Information Technology Central Fund	1,128,995
Fidelity International Equity Central Fund	6,480,346
Fidelity Investment Grade Bond Central Fund	11,967,798
Fidelity Materials Central Fund	724,615
Fidelity Real Estate Equity Central Fund	318,964
Fidelity Securities Lending Cash Central Fund	237
Fidelity Telecom Services Central Fund	463,277
Fidelity Utilities Central Fund	945,283
Total	$ 38,905,581
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 10,103,371	$ 372,063	$ 159,559	$ 8,533,875	2.7%
Fidelity Consumer Discretionary Central Fund	234,969,975	8,066,416	7,307,574	269,576,930	16.6%
Fidelity Consumer Staples Central Fund	176,144,673	6,763,241	19,586,406	176,243,663	15.0%
Fidelity Emerging Markets Debt Central Fund	19,855,699	1,354,129	265,931	19,948,113	18.6%
Fidelity Emerging Markets Equity Central Fund	115,733,112	3,634,739	70,247,116	43,192,997	34.7%
Fidelity Energy Central Fund	167,317,558	9,921,240	1,619,112	149,762,483	14.6%
Fidelity Financials Central Fund	385,467,487	14,937,356	5,167,008	416,357,859	16.4%
Fidelity Floating Rate Central Fund	38,858,316	2,166,477	539,105	39,912,317	2.3%
Fidelity Health Care Central Fund	287,633,271	8,891,716	37,894,250	318,312,538	15.8%
Fidelity High Income Central Fund 1	74,152,556	94,476,007	1,787,744	165,557,501	17.8%
Fidelity Industrials Central Fund	209,749,006	8,090,600	2,799,756	233,972,415	16.5%
Fidelity Inflation-Protected Bond Index Central Fund	39,283,784	10,989,743	621,763	49,723,888	17.7%
Fidelity Information Technology Central Fund	378,865,383	37,041,196	8,244,107	438,941,831	15.8%
Fidelity International Equity Central Fund	730,319,960	47,400,106	34,783,056	751,745,791	25.3%
Fidelity Investment Grade Bond Central Fund	868,102,602	74,463,897	87,476,069	870,224,851	11.1%
Fidelity Materials Central Fund	79,084,304	3,536,266	1,539,387	78,914,653	16.9%
Fidelity Real Estate Equity Central Fund	-	47,880,980	385,353	49,412,592	17.5%
Fidelity Telecom Services Central Fund	40,322,450	1,971,599	521,213	43,103,357	14.2%
Fidelity Utilities Central Fund	78,119,318	3,267,018	7,119,012	75,807,278	16.2%
Total	$ 3,934,082,825	$ 385,224,789	$ 288,063,521	$ 4,199,244,932
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,053,878,262	$ 3,053,878,262	$ -	$ -
Fixed-Income Central Funds	1,145,366,670	1,145,366,670	-	-
Money Market Central Funds	1,760,704	1,760,704	-	-
U.S. Treasury Obligations	1,419,982	-	1,419,982	-
Investment Companies	105,374,005	105,374,005	-	-
Total Investments in Securities:	$ 4,307,799,623	$ 4,306,379,641	$ 1,419,982	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	69.6%
United Kingdom	5.4%
Japan	3.8%
Ireland	2.3%
France	1.8%
Switzerland	1.7%
Cayman Islands	1.7%
Germany	1.3%
Netherlands	1.3%
Australia	1.0%
Others (Individually Less Than 1%)	10.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,546,497) - See accompanying schedule: Unaffiliated issuers (cost $105,269,708)	$ 106,793,987
Fidelity Central Funds (cost $3,219,534,331)	4,201,005,636
Total Investments (cost $3,324,804,039)		$ 4,307,799,623
Receivable for investments sold		1,874,794
Receivable for fund shares sold		2,082,055
Distributions receivable from Fidelity Central Funds		977
Prepaid expenses		4,684
Other receivables		78,876
Total assets		4,311,841,009

Liabilities
Payable for investments purchased	$ 424,518
Payable for fund shares redeemed	1,969,767
Accrued management fee	1,964,450
Transfer agent fee payable	483,573
Distribution and service plan fees payable	103,402
Other affiliated payables	113,289
Other payables and accrued expenses	74,860
Collateral on securities loaned, at value	1,602,650
Total liabilities		6,736,509

Net Assets		$ 4,305,104,500
Net Assets consist of:
Paid in capital		$ 3,688,966,366
Undistributed net investment income		11,827,983
Accumulated undistributed net realized gain (loss) on investments		(378,685,433)
Net unrealized appreciation (depreciation) on investments		982,995,584
Net Assets		$ 4,305,104,500

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($152,578,305 ÷ 7,502,790 shares)		$ 20.34

Maximum offering price per share (100/94.25 of $20.34)		$ 21.58
Class T: Net Asset Value and redemption price per share ($50,734,989 ÷ 2,493,874 shares)		$ 20.34

Maximum offering price per share (100/96.50 of $20.34)		$ 21.08
Class B: Net Asset Value and offering price per share ($3,349,181 ÷ 162,926 shares)A		$ 20.56

Class C: Net Asset Value and offering price per share ($57,258,301 ÷ 2,827,184 shares)A		$ 20.25

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($3,999,653,108 ÷ 196,411,658 shares)		$ 20.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($41,530,616 ÷ 2,038,253 shares)		$ 20.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 245
Income from Fidelity Central Funds		38,905,581
Total income		38,905,826

Expenses
Management fee	$ 11,391,862
Transfer agent fees	2,843,088
Distribution and service plan fees	606,122
Accounting and security lending fees	665,782
Custodian fees and expenses	652
Independent trustees' compensation	8,890
Appreciation in deferred trustee compensation account	47
Registration fees	66,767
Audit	16,449
Legal	16,088
Miscellaneous	15,167
Total expenses before reductions	15,630,914
Expense reductions	(44,006)	15,586,908
Net investment income (loss)		23,318,918
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,323,701
Fidelity Central Funds	1,055,091
Futures contracts	4,310,553
Capital gain distributions from Fidelity Central Funds	88,213
Total net realized gain (loss)		6,777,558
Change in net unrealized appreciation (depreciation) on: Investment securities	168,470,018
Futures contracts	96,251
Total change in net unrealized appreciation (depreciation)		168,566,269
Net gain (loss)		175,343,827
Net increase (decrease) in net assets resulting from operations		$ 198,662,745

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,318,918	$ 49,356,857
Net realized gain (loss)	6,777,558	54,325,602
Change in net unrealized appreciation (depreciation)	168,566,269	252,116,796
Net increase (decrease) in net assets resulting from operations	198,662,745	355,799,255
Distributions to shareholders from net investment income	(52,308,560)	(39,398,483)
Distributions to shareholders from net realized gain	(305,208,249)	(13,342,022)
Total distributions	(357,516,809)	(52,740,505)
Share transactions - net increase (decrease)	442,248,912	209,167,082
Total increase (decrease) in net assets	283,394,848	512,225,832

Net Assets
Beginning of period	4,021,709,652	3,509,483,820
End of period (including undistributed net investment income of $11,827,983 and undistributed net investment income of $40,817,625, respectively)	$ 4,305,104,500	$ 4,021,709,652

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.24	$ 19.60	$ 17.33	$ 14.72	$ 15.24	$ 13.94
Income from Investment Operations
Net investment income (loss) E	.09	.21	.18	.19	.19	.17
Net realized and unrealized gain (loss)	.83	1.67	2.31	2.64	(.50)	1.33
Total from investment operations	.92	1.88	2.49	2.83	(.31)	1.50
Distributions from net investment income	(.22)	(.16)	(.19)	(.19)	(.18)	(.19)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.82)	(.24) I	(.22)	(.22)	(.21)	(.20)
Net asset value, end of period	$ 20.34	$ 21.24	$ 19.60	$ 17.33	$ 14.72	$ 15.24
Total ReturnB, C, D	4.77%	9.65%	14.56%	19.44%	(2.14)%	10.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03%A	1.03%	1.06%	1.08%	1.09%	1.12%
Expenses net of fee waivers, if any	1.03%A	1.03%	1.06%	1.08%	1.09%	1.12%
Expenses net of all reductions	1.03%A	1.03%	1.04%	1.07%	1.07%	1.10%
Net investment income (loss)	.85%A	1.00%	.98%	1.17%	1.17%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,578	$ 143,310	$ 127,865	$ 120,425	$ 107,670	$ 111,293
Portfolio turnover rate G	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.22	$ 19.58	$ 17.30	$ 14.70	$ 15.21	$ 13.91
Income from Investment Operations
Net investment income (loss) E	.06	.15	.13	.15	.15	.13
Net realized and unrealized gain (loss)	.83	1.67	2.32	2.62	(.49)	1.33
Total from investment operations	.89	1.82	2.45	2.77	(.34)	1.46
Distributions from net investment income	(.16)	(.11)	(.14)	(.15)	(.14)	(.16)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.77) K	(.18)	(.17)	(.17) J	(.17)	(.16) I
Net asset value, end of period	$ 20.34	$ 21.22	$ 19.58	$ 17.30	$ 14.70	$ 15.21
Total ReturnB, C, D	4.57%	9.38%	14.31%	19.03%	(2.36)%	10.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29%A	1.29%	1.32%	1.35%	1.35%	1.38%
Expenses net of fee waivers, if any	1.29%A	1.29%	1.32%	1.35%	1.35%	1.38%
Expenses net of all reductions	1.28%A	1.29%	1.30%	1.33%	1.34%	1.36%
Net investment income (loss)	.59%A	.74%	.72%	.91%	.91%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,735	$ 49,337	$ 44,421	$ 43,064	$ 40,033	$ 45,394
Portfolio turnover rate G	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share. J Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share. K Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.30	$ 19.61	$ 17.30	$ 14.66	$ 15.15	$ 13.86
Income from Investment Operations
Net investment income (loss) E	- I	.03	.03	.06	.06	.05
Net realized and unrealized gain (loss)	.85	1.69	2.32	2.63	(.50)	1.33
Total from investment operations	.85	1.72	2.35	2.69	(.44)	1.38
Distributions from net investment income	-	-	(.01)	(.03)	(.02)	(.08)
Distributions from net realized gain	(1.59)	(.03)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.59)	(.03)	(.04)	(.05) J	(.05)	(.09)
Net asset value, end of period	$ 20.56	$ 21.30	$ 19.61	$ 17.30	$ 14.66	$ 15.15
Total ReturnB, C, D	4.32%	8.79%	13.61%	18.42%	(2.92)%	10.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86%A	1.87%	1.90%	1.90%	1.90%	1.92%
Expenses net of fee waivers, if any	1.86%A	1.87%	1.90%	1.90%	1.90%	1.92%
Expenses net of all reductions	1.86%A	1.87%	1.88%	1.89%	1.89%	1.90%
Net investment income (loss)	.02%A	.16%	.14%	.35%	.36%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,349	$ 4,142	$ 5,656	$ 8,014	$ 9,605	$ 14,696
Portfolio turnover rate G	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.08	$ 19.48	$ 17.23	$ 14.63	$ 15.13	$ 13.86
Income from Investment Operations
Net investment income (loss) E	.01	.05	.04	.07	.07	.06
Net realized and unrealized gain (loss)	.83	1.66	2.31	2.62	(.49)	1.33
Total from investment operations	.84	1.71	2.35	2.69	(.42)	1.39
Distributions from net investment income	(.07)	(.04)	(.07)	(.07)	(.05)	(.11)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.67)	(.11)	(.10)	(.09) I	(.08)	(.12)
Net asset value, end of period	$ 20.25	$ 21.08	$ 19.48	$ 17.23	$ 14.63	$ 15.13
Total ReturnB, C, D	4.35%	8.82%	13.70%	18.49%	(2.81)%	10.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.79%A	1.79%	1.81%	1.83%	1.83%	1.84%
Expenses net of fee waivers, if any	1.79%A	1.79%	1.81%	1.83%	1.83%	1.84%
Expenses net of all reductions	1.78%A	1.78%	1.79%	1.81%	1.81%	1.82%
Net investment income (loss)	.10%A	.25%	.23%	.43%	.43%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,258	$ 55,104	$ 46,498	$ 38,245	$ 32,160	$ 34,847
Portfolio turnover rate G	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.30	$ 19.66	$ 17.38	$ 14.77	$ 15.28	$ 13.97
Income from Investment Operations
Net investment income (loss) D	.12	.27	.24	.24	.24	.21
Net realized and unrealized gain (loss)	.83	1.67	2.32	2.64	(.49)	1.34
Total from investment operations	.95	1.94	2.56	2.88	(.25)	1.55
Distributions from net investment income	(.28)	(.23)	(.25)	(.25)	(.23)	(.23)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.89) I	(.30)	(.28)	(.27) H	(.26)	(.24)
Net asset value, end of period	$ 20.36	$ 21.30	$ 19.66	$ 17.38	$ 14.77	$ 15.28
Total ReturnB, C	4.88%	9.98%	14.94%	19.79%	(1.79)%	11.21%
Ratios to Average Net Assets E, G
Expenses before reductions	.72%A	.73%	.75%	.76%	.78%	.80%
Expenses net of fee waivers, if any	.72%A	.73%	.75%	.76%	.78%	.80%
Expenses net of all reductions	.72%A	.72%	.73%	.75%	.76%	.78%
Net investment income (loss)	1.16%A	1.31%	1.29%	1.49%	1.48%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,999,653	$ 3,729,256	$ 3,253,088	$ 2,758,119	$ 2,103,346	$ 2,357,618
Portfolio turnover rate F	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share. I Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.31	$ 19.66	$ 17.38	$ 14.78	$ 15.29	$ 13.97
Income from Investment Operations
Net investment income (loss) D	.11	.26	.23	.24	.24	.21
Net realized and unrealized gain (loss)	.84	1.68	2.32	2.63	(.50)	1.33
Total from investment operations	.95	1.94	2.55	2.87	(.26)	1.54
Distributions from net investment income	(.27)	(.22)	(.24)	(.24)	(.22)	(.21)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.88) H	(.29)	(.27)	(.27)	(.25)	(.22)
Net asset value, end of period	$ 20.38	$ 21.31	$ 19.66	$ 17.38	$ 14.78	$ 15.29
Total ReturnB, C	4.88%	9.98%	14.90%	19.68%	(1.82)%	11.17%
Ratios to Average Net Assets E, G
Expenses before reductions	.76%A	.77%	.79%	.80%	.81%	.84%
Expenses net of fee waivers, if any	.76%A	.77%	.79%	.80%	.81%	.84%
Expenses net of all reductions	.76%A	.77%	.77%	.79%	.80%	.82%
Net investment income (loss)	1.12%A	1.26%	1.25%	1.45%	1.45%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,531	$ 40,561	$ 31,955	$ 30,418	$ 26,678	$ 25,956
Portfolio turnover rate F	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.8	1.2
Facebook, Inc. Class A	0.9	0.7
Actavis PLC	0.9	0.7
The Walt Disney Co.	0.6	0.5
Medtronic PLC	0.6	0.5
Citigroup, Inc.	0.6	0.6
JPMorgan Chase & Co.	0.6	0.6
Google, Inc. Class C	0.6	0.5
Google, Inc. Class A	0.6	0.5
Bank of America Corp.	0.6	0.7
	7.8
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	18.9
Information Technology	13.5	12.4
Health Care	12.3	11.4
Consumer Discretionary	12.0	11.4
Industrials	9.8	9.9
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 2.7%	U.S. Government and U.S. Government Agency Obligations 5.9%
AAA,AA,A 1.5%	AAA,AA,A 1.2%
BBB 1.5%	BBB 2.2%
BB and Below 4.0%	BB and Below 3.1%
Not Rated 0.1%	Not Rated 0.3%
Equities 88.1%	Equities* 84.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 3.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures 88.0%	Stock Class and Equity Futures* 85.4%
Bond Class 9.6%	Bond Class 12.5%
Short-Term Class 2.4%	Short-Term Class 2.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 33.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 86.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (e)	485,952	$ 118,902,839
Fidelity Consumer Staples Central Fund (e)	366,271	80,660,100
Fidelity Emerging Markets Equity Central Fund (e)	87,036	17,688,231
Fidelity Energy Central Fund (e)	545,706	71,361,965
Fidelity Financials Central Fund (e)	2,113,093	187,008,700
Fidelity Health Care Central Fund (e)	392,190	147,400,506
Fidelity Industrials Central Fund (e)	430,183	101,721,061
Fidelity Information Technology Central Fund (e)	705,729	199,982,337
Fidelity International Equity Central Fund (e)	4,300,971	344,507,798
Fidelity Materials Central Fund (e)	151,460	33,884,544
Fidelity Real Estate Equity Central Fund (e)	169,683	18,220,515
Fidelity Telecom Services Central Fund (e)	125,758	21,269,408
Fidelity Utilities Central Fund (e)	225,484	35,779,731
TOTAL EQUITY CENTRAL FUNDS (Cost $975,512,871)		1,378,387,735
Fixed-Income Central Funds - 10.1%

High Yield Fixed-Income Funds - 3.8%
Fidelity Emerging Markets Debt Central Fund (e)	2,771	26,487
Fidelity Floating Rate Central Fund (e)	139,293	14,707,959
Fidelity High Income Central Fund 1 (e)	463,102	46,764,017
TOTAL HIGH YIELD FIXED-INCOME FUNDS		61,498,463
Investment Grade Fixed-Income Funds - 6.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(e)	109,029	10,829,811
Fidelity Investment Grade Bond Central Fund (e)	820,909	89,503,704
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		100,333,515
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $160,113,454)		161,831,978
Money Market Central Funds - 1.0%

Fidelity Cash Central Fund, 0.14% (b)	1,333,549	1,333,549
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	14,657,500	14,657,500
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $15,991,049)		15,991,049
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 4/9/15 to 4/16/15 (Cost $659,994)	$ 660,000	$ 659,994
Investment Companies - 3.6%
	Shares
iShares Barclays 20+ Year Treasury Bond ETF (d)	146,712	19,173,791
iShares MSCI EAFE Index ETF	592,990	38,052,167
TOTAL INVESTMENT COMPANIES (Cost $56,770,298)		57,225,958
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,209,047,666)		1,614,096,714
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(14,966,685)
NET ASSETS - 100%		$ 1,599,130,029
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,334
Fidelity Consumer Discretionary Central Fund	738,640
Fidelity Consumer Staples Central Fund	926,603
Fidelity Emerging Markets Debt Central Fund	27,937
Fidelity Emerging Markets Equity Central Fund	151,274
Fidelity Energy Central Fund	618,332
Fidelity Financials Central Fund	1,362,676
Fidelity Floating Rate Central Fund	342,840
Fidelity Health Care Central Fund	391,586
Fidelity High Income Central Fund 1	1,316,321
Fidelity Industrials Central Fund	635,137
Fidelity Information Technology Central Fund	516,397
Fidelity International Equity Central Fund	2,952,507
Fidelity Investment Grade Bond Central Fund	1,430,058
Fidelity Materials Central Fund	308,162
Fidelity Real Estate Equity Central Fund	116,513
Fidelity Securities Lending Cash Central Fund	2,995
Fidelity Telecom Services Central Fund	226,186
Fidelity Utilities Central Fund	415,810
Total	$ 12,493,308
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 4,001,573	$ 14,591	$ 4,007,159	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	113,161,445	5,774,712	14,120,971	118,902,839	7.3%
Fidelity Consumer Staples Central Fund	84,571,562	4,584,228	13,909,311	80,660,100	6.9%
Fidelity Emerging Markets Debt Central Fund	7,845,467	66,636	7,830,591	26,487	0.0%
Fidelity Emerging Markets Equity Central Fund	47,646,633	2,213,975	29,810,630	17,688,231	14.2%
Fidelity Energy Central Fund	80,552,685	4,613,694	1,225,517	71,361,965	7.0%
Fidelity Financials Central Fund	185,588,261	17,038,265	23,969,644	187,008,700	7.4%
Fidelity Floating Rate Central Fund	15,312,201	1,169,686	1,555,336	14,707,959	0.8%
Fidelity Health Care Central Fund	137,843,581	6,555,531	22,240,695	147,400,506	7.3%
Fidelity High Income Central Fund 1	29,906,639	21,416,902	4,020,629	46,764,017	5.0%
Fidelity Industrials Central Fund	101,199,635	6,244,697	13,211,807	101,721,061	7.2%
Fidelity Inflation-Protected Bond Index Central Fund	15,524,474	4,161,814	8,947,040	10,829,811	3.9%
Fidelity Information Technology Central Fund	180,363,403	10,926,685	5,559,381	199,982,337	7.2%
Fidelity International Equity Central Fund	344,525,328	31,888,643	34,248,371	344,507,798	11.6%
Fidelity Investment Grade Bond Central Fund	137,496,728	25,119,421	75,099,009	89,503,704	1.1%
Fidelity Materials Central Fund	37,821,930	2,108,892	4,760,343	33,884,544	7.2%
Fidelity Real Estate Equity Central Fund	-	17,720,753	202,884	18,220,515	6.5%
Fidelity Telecom Services Central Fund	19,526,034	1,484,530	395,293	21,269,408	7.0%
Fidelity Utilities Central Fund	37,683,012	2,280,763	4,749,135	35,779,731	7.6%
Total	$ 1,580,570,591	$ 165,384,418	$ 269,863,746	$ 1,540,219,713
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,378,387,735	$ 1,378,387,735	$ -	$ -
Fixed-Income Central Funds	161,831,978	161,831,978	-	-
Money Market Central Funds	15,991,049	15,991,049	-	-
U.S. Treasury Obligations	659,994	-	659,994	-
Investment Companies	57,225,958	57,225,958	-	-
Total Investments in Securities:	$ 1,614,096,714	$ 1,613,436,720	$ 659,994	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	66.1%
United Kingdom	6.0%
Japan	4.3%
Ireland	2.8%
Switzerland	2.1%
France	2.0%
Cayman Islands	1.8%
Germany	1.7%
Bermuda	1.3%
Australia	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	9.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,375,900) - See accompanying schedule: Unaffiliated issuers (cost $57,430,292)	$ 57,885,952
Fidelity Central Funds (cost $1,151,617,374)	1,556,210,762
Total Investments (cost $1,209,047,666)		$ 1,614,096,714
Cash		8,848
Receivable for investments sold		685,327
Receivable for fund shares sold		1,801,759
Distributions receivable from Fidelity Central Funds		2,756
Prepaid expenses		1,861
Other receivables		8,802
Total assets		1,616,606,067

Liabilities
Payable for investments purchased	$ 134,851
Payable for fund shares redeemed	1,642,198
Accrued management fee	727,197
Distribution and service plan fees payable	54,209
Other affiliated payables	244,344
Other payables and accrued expenses	15,739
Collateral on securities loaned, at value	14,657,500
Total liabilities		17,476,038

Net Assets		$ 1,599,130,029
Net Assets consist of:
Paid in capital		$ 1,350,946,445
Undistributed net investment income		3,127,179
Accumulated undistributed net realized gain (loss) on investments		(159,992,643)
Net unrealized appreciation (depreciation) on investments		405,049,048
Net Assets		$ 1,599,130,029

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,671,515 ÷ 4,246,188 shares)		$ 16.88

Maximum offering price per share (100/94.25 of $16.88)		$ 17.91
Class T: Net Asset Value and redemption price per share ($20,849,266 ÷ 1,241,672 shares)		$ 16.79

Maximum offering price per share (100/96.50 of $16.79)		$ 17.40
Class B: Net Asset Value and offering price per share ($2,186,752 ÷ 129,527 shares)A		$ 16.88

Class C: Net Asset Value and offering price per share ($34,949,926 ÷ 2,100,917 shares)A		$ 16.64

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($1,428,098,766 ÷ 84,001,727 shares)		$ 17.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($41,373,804 ÷ 2,441,659 shares)		$ 16.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 36,985
Interest		108
Income from Fidelity Central Funds		12,493,308
Total income		12,530,401

Expenses
Management fee	$ 4,198,078
Transfer agent fees	1,199,342
Distribution and service plan fees	307,916
Accounting and security lending fees	238,744
Custodian fees and expenses	557
Independent trustees' compensation	3,262
Registration fees	54,719
Audit	27,883
Legal	3,810
Miscellaneous	6,242
Total expenses before reductions	6,040,553
Expense reductions	(19,899)	6,020,654
Net investment income (loss)		6,509,747
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,891
Fidelity Central Funds	(14,776,538)
Futures contracts	2,020,957
Capital gain distributions from Fidelity Central Funds	119
Total net realized gain (loss)		(12,743,571)
Change in net unrealized appreciation (depreciation) on: Investment securities	79,360,646
Futures contracts	145,551
Total change in net unrealized appreciation (depreciation)		79,506,197
Net gain (loss)		66,762,626
Net increase (decrease) in net assets resulting from operations		$ 73,272,373

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,509,747	$ 17,262,135
Net realized gain (loss)	(12,743,571)	19,043,349
Change in net unrealized appreciation (depreciation)	79,506,197	112,623,173
Net increase (decrease) in net assets resulting from operations	73,272,373	148,928,657
Distributions to shareholders from net investment income	(18,161,472)	(12,072,498)
Distributions to shareholders from net realized gain	(119,223,405)	(32,360,551)
Total distributions	(137,384,877)	(44,433,049)
Share transactions - net increase (decrease)	70,743,303	252,813,012
Total increase (decrease) in net assets	6,630,799	357,308,620

Net Assets
Beginning of period	1,592,499,230	1,235,190,610
End of period (including undistributed net investment income of $3,127,179 and undistributed net investment income of $14,778,904, respectively)	$ 1,599,130,029	$ 1,592,499,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.64	$ 16.38	$ 14.03	$ 11.62	$ 12.23	$ 11.18
Income from Investment Operations
Net investment income (loss) E	.05	.16	.14	.14	.13	.11
Net realized and unrealized gain (loss)	.78	1.64	2.38	2.43	(.58)	1.06
Total from investment operations	.83	1.80	2.52	2.57	(.45)	1.17
Distributions from net investment income	(.17)	(.11)	(.14)	(.14)	(.13)	(.11)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.59) L	(.54) K	(.17) I	(.16)	(.16)	(.12) J
Net asset value, end of period	$ 16.88	$ 17.64	$ 16.38	$ 14.03	$ 11.62	$ 12.23
Total ReturnB, C, D	5.24%	11.24%	18.14%	22.30%	(3.85)%	10.56%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05%A	1.04%	1.05%	1.08%	1.10%	1.10%
Expenses net of fee waivers, if any	1.05%A	1.04%	1.05%	1.08%	1.10%	1.10%
Expenses net of all reductions	1.04%A	1.04%	1.03%	1.07%	1.08%	1.08%
Net investment income (loss)	.60%A	.92%	.91%	1.07%	1.00%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,672	$ 66,659	$ 82,805	$ 66,048	$ 50,854	$ 45,550
Portfolio turnover rate G	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share. J Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share. K Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share. L Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.56	$ 16.32	$ 13.97	$ 11.58	$ 12.19	$ 11.14
Income from Investment Operations
Net investment income (loss) E	.03	.11	.09	.10	.10	.08
Net realized and unrealized gain (loss)	.76	1.63	2.38	2.41	(.58)	1.06
Total from investment operations	.79	1.74	2.47	2.51	(.48)	1.14
Distributions from net investment income	(.13)	(.08)	(.10)	(.10)	(.10)	(.08)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.56)	(.50)	(.12)	(.12)	(.13)	(.09) I
Net asset value, end of period	$ 16.79	$ 17.56	$ 16.32	$ 13.97	$ 11.58	$ 12.19
Total ReturnB, C, D	4.98%	10.92%	17.85%	21.86%	(4.08)%	10.33%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33%A	1.33%	1.35%	1.36%	1.35%	1.36%
Expenses net of fee waivers, if any	1.33%A	1.33%	1.35%	1.36%	1.35%	1.36%
Expenses net of all reductions	1.33%A	1.33%	1.33%	1.35%	1.33%	1.33%
Net investment income (loss)	.31%A	.63%	.61%	.80%	.75%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,849	$ 17,690	$ 13,606	$ 10,604	$ 8,449	$ 7,154
Portfolio turnover rate G	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.55	$ 16.29	$ 13.94	$ 11.53	$ 12.12	$ 11.09
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	.01	.03	.02	.01
Net realized and unrealized gain (loss)	.77	1.64	2.38	2.41	(.57)	1.06
Total from investment operations	.76	1.66	2.39	2.44	(.55)	1.07
Distributions from net investment income	- I	-	(.02)	(.01)	(.01)	(.03)
Distributions from net realized gain	(1.43)	(.40)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.43)	(.40)	(.04)	(.03)	(.04)	(.04) J
Net asset value, end of period	$ 16.88	$ 17.55	$ 16.29	$ 13.94	$ 11.53	$ 12.12
Total ReturnB, C, D	4.78%	10.37%	17.19%	21.24%	(4.60)%	9.70%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82%A	1.83%	1.88%	1.91%	1.91%	1.94%
Expenses net of fee waivers, if any	1.82%A	1.83%	1.88%	1.91%	1.91%	1.93%
Expenses net of all reductions	1.81%A	1.83%	1.86%	1.89%	1.89%	1.91%
Net investment income (loss)	(.17)%A	.13%	.08%	.25%	.18%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,187	$ 2,463	$ 3,071	$ 2,996	$ 2,898	$ 3,798
Portfolio turnover rate G	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.37	$ 16.16	$ 13.85	$ 11.47	$ 12.10	$ 11.08
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	.02	.04	.03	.02
Net realized and unrealized gain (loss)	.77	1.61	2.35	2.41	(.58)	1.06
Total from investment operations	.76	1.64	2.37	2.45	(.55)	1.08
Distributions from net investment income	(.06)	(.01)	(.04)	(.05)	(.05)	(.04)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.49)	(.43)	(.06)	(.07)	(.08)	(.06)
Net asset value, end of period	$ 16.64	$ 17.37	$ 16.16	$ 13.85	$ 11.47	$ 12.10
Total ReturnB, C, D	4.82%	10.37%	17.22%	21.44%	(4.62)%	9.75%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81%A	1.81%	1.84%	1.84%	1.84%	1.87%
Expenses net of fee waivers, if any	1.81%A	1.81%	1.83%	1.84%	1.84%	1.87%
Expenses net of all reductions	1.80%A	1.81%	1.81%	1.83%	1.82%	1.84%
Net investment income (loss)	(.16)%A	.15%	.13%	.32%	.26%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,950	$ 30,717	$ 21,781	$ 17,243	$ 13,379	$ 9,945
Portfolio turnover rate G	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.79	$ 16.52	$ 14.14	$ 11.72	$ 12.31	$ 11.24
Income from Investment Operations
Net investment income (loss) D	.08	.21	.18	.18	.17	.14
Net realized and unrealized gain (loss)	.78	1.65	2.40	2.43	(.58)	1.07
Total from investment operations	.86	1.86	2.58	2.61	(.41)	1.21
Distributions from net investment income	(.23)	(.17)	(.18)	(.17)	(.15)	(.12)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.65) H	(.59)	(.20)	(.19)	(.18)	(.14)
Net asset value, end of period	$ 17.00	$ 17.79	$ 16.52	$ 14.14	$ 11.72	$ 12.31
Total ReturnB, C	5.38%	11.54%	18.52%	22.53%	(3.51)%	10.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.75%A	.74%	.77%	.81%	.82%	.86%
Expenses net of fee waivers, if any	.75%A	.74%	.77%	.81%	.82%	.86%
Expenses net of all reductions	.74%A	.74%	.75%	.80%	.80%	.84%
Net investment income (loss)	.90%A	1.21%	1.19%	1.35%	1.27%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,428,099	$ 1,433,196	$ 1,100,838	$ 706,722	$ 557,908	$ 592,472
Portfolio turnover rate F	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.74	$ 16.48	$ 14.11	$ 11.69	$ 12.30	$ 11.24
Income from Investment Operations
Net investment income (loss) D	.08	.21	.18	.18	.17	.14
Net realized and unrealized gain (loss)	.78	1.64	2.39	2.43	(.59)	1.07
Total from investment operations	.86	1.85	2.57	2.61	(.42)	1.21
Distributions from net investment income	(.23)	(.16)	(.17)	(.17)	(.16)	(.14)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.66)	(.59) J	(.20) H	(.19)	(.19)	(.15) I
Net asset value, end of period	$ 16.94	$ 17.74	$ 16.48	$ 14.11	$ 11.69	$ 12.30
Total ReturnB, C	5.37%	11.49%	18.45%	22.60%	(3.58)%	10.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.75%A	.76%	.79%	.81%	.81%	.83%
Expenses net of fee waivers, if any	.75%A	.76%	.79%	.81%	.81%	.83%
Expenses net of all reductions	.75%A	.76%	.77%	.79%	.79%	.80%
Net investment income (loss)	.89%A	1.19%	1.17%	1.35%	1.29%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,374	$ 41,775	$ 13,088	$ 10,710	$ 8,600	$ 6,351
Portfolio turnover rate F	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share. I Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share. J Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Futures Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	.13%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .01%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.		Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, is included at the end of each Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Asset Manager 20%	$ 4,526,156,665	$ 625,722,410	$ (7,791,866)	$ 617,930,544
Fidelity Asset Manager 30%	795,636,254	100,570,528	(1,968,129)	98,602,399
Fidelity Asset Manager 40%	859,290,852	115,334,370	(2,928,692)	112,405,678
Fidelity Asset Manager 50%	6,521,728,504	1,891,542,646	(39,481,125)	1,852,061,521
Fidelity Asset Manager 60%	1,220,596,223	273,432,261	(3,996,189)	269,436,072
Fidelity Asset Manager 70%	3,324,822,368	1,044,035,303	(61,058,048)	982,977,255
Fidelity Asset Manager 85%	1,209,049,664	412,619,205	(7,572,155)	405,047,050

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3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 6,596,976	$ 16,649
Totals (a)	$ 6,596,976	$ 16,649
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 1,063,750	$ -
Totals (a)	$ 1,063,750	$ -
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 870,355	$ -
Totals (a)	$ 870,355	$ -
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 7,127,916	$ -
Totals (a)	$ 7,127,916	$ -
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 1,537,357	$ 100,946
Totals (a)	$ 1,537,357	$ 100,946

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 4,310,553	$ 96,251
Totals (a)	$ 4,310,553	$ 96,251
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 2,020,957	$ 145,551
Totals (a)	$ 2,020,957	$ 145,551

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	451,359,260	249,162,046
Fidelity Asset Manager 30%	122,923,012	41,282,813
Fidelity Asset Manager 40%	182,537,046	45,566,142
Fidelity Asset Manager 50%	767,498,515	584,115,757
Fidelity Asset Manager 60%	259,509,755	85,341,823
Fidelity Asset Manager 70%	489,074,515	288,063,521
Fidelity Asset Manager 85%	222,154,716	269,863,746

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.25%	.50%
Fidelity Asset Manager 60%	.30%	.25%	.55%

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund Name	Individual Rate	Group Rate	Total
Fidelity Asset Manager 70%	.30%	.25%	.55%
Fidelity Asset Manager 85%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 48,574	$ 330
Class T	.25%	.25%	51,418	240
Class B	.75%	.25%	9,964	7,481
Class C	.75%	.25%	134,643	27,597
			$ 244,599	$ 35,648
Fidelity Asset Manager 30%
Class A	- %	.25%	$ 26,459	$ 242
Class T	.25%	.25%	25,686	56
Class B	.75%	.25%	3,880	2,981
Class C	.75%	.25%	91,053	29,714
			$ 147,078	$ 32,993
Fidelity Asset Manager 40%
Class A	- %	.25%	$ 34,157	$ 2,040
Class T	.25%	.25%	22,162	109
Class B	.75%	.25%	5,872	4,413
Class C	.75%	.25%	84,920	27,332
			$ 147,111	$ 33,894
Fidelity Asset Manager 50%
Class A	- %	.25%	$ 90,160	$ 2,297
Class T	.25%	.25%	84,636	277
Class B	.75%	.25%	16,428	12,334
Class C	.75%	.25%	197,591	40,157
			$ 388,815	$ 55,065
Fidelity Asset Manager 60%
Class A	- %	.25%	$ 68,388	$ 3,109
Class T	.25%	.25%	39,168	85
Class B	.75%	.25%	8,144	6,135
Class C	.75%	.25%	139,313	33,566
			$ 255,013	$ 42,895
Fidelity Asset Manager 70%
Class A	- %	.25%	$ 183,950	$ 5,977
Class T	.25%	.25%	123,300	518
Class B	.75%	.25%	18,736	14,075
Class C	.75%	.25%	280,136	43,398
			$ 606,122	$ 63,968
Fidelity Asset Manager 85%
Class A	- %	.25%	$ 85,973	$ 2,292
Class T	.25%	.25%	47,186	90
Class B	.75%	.25%	11,521	8,648
Class C	.75%	.25%	163,236	43,448
			$ 307,916	$ 54,478

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 7,237
Class T	2,802
Class B*	490
Class C*	5,020
$ 15,549
Fidelity Asset Manager 30%
Class A	$ 10,389
Class T	2,037
Class B*	1,213
Class C*	1,510
$ 15,149
Fidelity Asset Manager 40%
Class A	$ 17,444
Class T	2,810
Class B*	29
Class C*	2,673
$ 22,956
Fidelity Asset Manager 50%
Class A	$ 19,265
Class T	5,706
Class B*	1,313
Class C*	1,886
$ 28,170
Fidelity Asset Manager 60%
Class A	$ 22,697
Class T	5,350
Class B*	413
Class C*	2,017
$ 30,477
Fidelity Asset Manager 70%
Class A	$ 31,480
Class T	8,147
Class B*	1,304
Class C*	2,404
$ 43,335
Fidelity Asset Manager 85%
Class A	$ 23,773
Class T	4,348
Class B*	566
Class C*	3,014
$ 31,701

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Class-Level Average Net Assets*
Class A	$ 27,458.14
Class T	15,857.15
Class B	1,300.13
Class C	20,696.15
Asset Manager 20%	2,047,389.08
Institutional Class	9,078.13
	$ 2,121,778
Fidelity Asset Manager 30%
Class A	$ 14,441.14
Class T	7,736.15
Class B	527.14
Class C	13,149.14
Asset Manager 30%	301,972.08
Institutional Class	6,016.14
	$ 343,841
Fidelity Asset Manager 40%
Class A	$ 17,136.13
Class T	6,117.14
Class B	650.11
Class C	12,886.15
Asset Manager 40%	332,641.08
Institutional Class	2,174.09
	$ 371,604
Fidelity Asset Manager 50%
Class A	$ 65,840.18
Class T	33,627.20
Class B	2,829.17
Class C	39,490.20
Asset Manager 50%	5,374,191.13
Institutional Class	28,786.18
	$ 5,544,763
Fidelity Asset Manager 60%
Class A	$ 48,794.18
Class T	14,820.19
Class B	1,565.19
Class C	26,320.19
Asset Manager 60%	734,249.12
Institutional Class	12,059.16
	$ 837,807

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 70%	Amount	% of Class-Level Average Net Assets*
Class A	$ 139,199.19
Class T	48,884.20
Class B	5,049.27
Class C	54,892.20
Asset Manager 70%	2,559,299.13
Institutional Class	35,765.17
	$ 2,843,088
Fidelity Asset Manager 85%
Class A	$ 69,345.20
Class T	22,204.24
Class B	2,560.22
Class C	34,552.21
Asset Manager 85%	1,036,939.15
Institutional Class	33,742.16
	$ 1,199,342

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 5,505
Fidelity Asset Manager 30%	908
Fidelity Asset Manager 40%	940
Fidelity Asset Manager 50%	8,921
Fidelity Asset Manager 60%	1,475
Fidelity Asset Manager 70%	4,477
Fidelity Asset Manager 85%	1,683

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the

Semiannual Report

8. Security Lending - continued

income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Total Security Lending Income
Fidelity Asset Manager 50%	$ 846
Fidelity Asset Manager 70%	237
Fidelity Asset Manager 85%	2,995

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 16,509	$ -
Fidelity Asset Manager 30%	4,010	2
Fidelity Asset Manager 40%	5,696	3
Fidelity Asset Manager 50%	63,552	14
Fidelity Asset Manager 60%	12,491	4
Fidelity Asset Manager 70%	43,600	3
Fidelity Asset Manager 85%	19,619	1

In addition, the investment adviser reimbursed a portion of each class's operating expenses during the period as follows:

Reimbursement
Fidelity Asset Manager 20%	$ 503
Fidelity Asset Manager 30%	26
Fidelity Asset Manager 40%	37
Fidelity Asset Manager 50%	677
Fidelity Asset Manager 60%	84
Fidelity Asset Manager 70%	403
Fidelity Asset Manager 85%	279

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 20%
From net investment income
Class A	$ 221,333	$ 457,824
Class T	91,397	174,877
Class B	4,069	9,028
Class C	54,183	96,743
Asset Manager 20%	35,418,102	70,415,197
Institutional Class	99,747	439,951
Total	$ 35,888,831	$ 71,593,620
From net realized gain
Class A	$ 1,200,191	$ 933,007
Class T	630,164	441,467
Class B	64,097	59,909
Class C	839,473	547,699
Asset Manager 20%	151,471,130	105,090,102
Institutional Class	437,001	718,662
Total	$ 154,642,056	$ 107,790,846

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Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 30%
From net investment income
Class A	$ 124,710	$ 221,593
Class T	48,588	78,864
Class B	1,599	4,802
Class C	42,594	80,716
Asset Manager 30%	5,788,742	10,862,174
Institutional Class	60,238	126,683
Total	$ 6,066,471	$ 11,374,832
From net realized gain
Class A	$ 561,549	$ 275,244
Class T	274,626	124,916
Class B	21,937	18,248
Class C	502,117	225,987
Asset Manager 30%	21,489,587	10,615,906
Institutional Class	240,640	138,169
Total	$ 23,090,456	$ 11,398,470
Fidelity Asset Manager 40%
From net investment income
Class A	$ 151,354	$ 269,328
Class T	38,093	82,133
Class B	2,268	6,682
Class C	31,402	82,661
Asset Manager 40%	5,710,792	10,151,960
Institutional Class	30,765	34,433
Total	$ 5,964,674	$ 10,627,197
From net realized gain
Class A	$ 758,501	$ 452,005
Class T	244,124	184,205
Class B	33,171	27,043
Class C	470,384	281,252
Asset Manager 40%	22,793,923	14,138,549
Institutional Class	122,859	36,402
Total	$ 24,422,962	$ 15,119,456
Fidelity Asset Manager 50%
From net investment income
Class A	$ 382,808	$ 918,247
Class T	130,079	316,199
Class B	4,907	20,500
Class C	56,283	204,799
Asset Manager 50%	53,517,655	122,376,822
Institutional Class	215,289	416,666
Total	$ 54,307,021	$ 124,253,233
From net realized gain
Class A	$ 4,639,740	$ 3,577,054
Class T	2,164,069	1,490,193
Class B	216,191	194,323
Class C	2,528,642	1,732,377
Asset Manager 50%	511,052,764	379,416,820
Institutional Class	2,101,067	1,258,832
Total	$ 522,702,473	$ 387,669,599

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 60%
From net investment income
Class A	$ 562,334	$ 356,588
Class T	119,094	80,854
Class B	2,508	-
Class C	106,137	69,650
Asset Manager 60%	16,510,467	10,035,862
Institutional Class	174,917	83,544
Total	$ 17,475,457	$ 10,626,498
From net realized gain
Class A	$ 2,600,794	$ 1,985,006
Class T	734,414	623,199
Class B	77,323	76,551
Class C	1,338,769	918,282
Asset Manager 60%	59,118,120	40,223,730
Institutional Class	647,193	370,405
Total	$ 64,516,613	$ 44,197,173
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,479,841	$ 1,033,151
Class T	367,575	244,099
Class C	171,602	91,021
Asset Manager 70%	49,763,383	37,644,867
Institutional Class	526,159	385,345
Total	$ 52,308,560	$ 39,398,483
From net realized gain
Class A	$ 10,888,363	$ 474,865
Class T	3,662,050	164,213
Class B	280,534	8,517
Class C	4,234,614	182,043
Asset Manager 70%	283,051,266	12,380,976
Institutional Class	3,091,422	131,408
Total	$ 305,208,249	$ 13,342,022
Fidelity Asset Manager 85%
From net investment income
Class A	$ 638,758	$ 513,103
Class T	138,492	68,362
Class B	528	-
Class C	109,436	15,442
Asset Manager 85%	16,718,895	11,337,929
Institutional Class	555,363	137,662
Total	$ 18,161,472	$ 12,072,498
From net realized gain
Class A	$ 5,458,131	$ 1,903,881
Class T	1,508,615	366,040
Class B	188,215	71,038
Class C	2,602,752	593,821
Asset Manager 85%	106,034,944	29,066,321
Institutional Class	3,430,748	359,450
Total	$ 119,223,405	$ 32,360,551

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 20%
Class A
Shares sold	338,232	783,612	$ 4,550,705	$ 10,575,925
Reinvestment of distributions	104,300	102,139	1,373,422	1,355,011
Shares redeemed	(372,779)	(1,265,498)	(5,007,390)	(17,064,545)
Net increase (decrease)	69,753	(379,747)	$ 916,737	$ (5,133,609)
Class T
Shares sold	119,040	355,085	$ 1,595,834	$ 4,797,729
Reinvestment of distributions	49,002	40,508	644,006	536,101
Shares redeemed	(217,261)	(323,786)	(2,920,752)	(4,370,396)
Net increase (decrease)	(49,219)	71,807	$ (680,912)	$ 963,434
Class B
Shares sold	8,195	4,405	$ 111,037	$ 59,143
Reinvestment of distributions	4,946	4,556	64,890	60,028
Shares redeemed	(33,282)	(58,449)	(443,727)	(785,911)
Net increase (decrease)	(20,141)	(49,488)	$ (267,800)	$ (666,740)
Class C
Shares sold	274,107	540,793	$ 3,669,707	$ 7,269,919
Reinvestment of distributions	62,659	43,385	820,123	571,036
Shares redeemed	(210,185)	(504,325)	(2,797,901)	(6,769,069)
Net increase (decrease)	126,581	79,853	$ 1,691,929	$ 1,071,886
Asset Manager 20%
Shares sold	38,850,966	76,021,177	$ 522,008,452	$ 1,029,161,925
Reinvestment of distributions	13,735,007	12,771,889	181,216,547	169,960,357
Shares redeemed	(39,680,140)	(76,287,745)	(533,833,085)	(1,032,059,057)
Net increase (decrease)	12,905,833	12,505,321	$ 169,391,914	$ 167,063,225
Institutional Class
Shares sold	231,369	615,962	$ 3,102,449	$ 8,327,250
Reinvestment of distributions	33,913	80,191	447,120	1,065,593
Shares redeemed	(205,149)	(2,100,063)	(2,755,118)	(28,593,681)
Net increase (decrease)	60,133	(1,403,910)	$ 794,451	$ (19,200,838)
Fidelity Asset Manager 30%
Class A
Shares sold	455,949	923,824	$ 4,855,963	$ 9,839,885
Reinvestment of distributions	64,870	45,595	677,050	476,412
Shares redeemed	(542,470)	(356,138)	(5,810,799)	(3,791,452)
Net increase (decrease)	(21,651)	613,281	$ (277,786)	$ 6,524,845
Class T
Shares sold	204,026	447,269	$ 2,168,273	$ 4,763,848
Reinvestment of distributions	30,215	18,376	315,176	191,659
Shares redeemed	(128,532)	(215,363)	(1,372,820)	(2,281,453)
Net increase (decrease)	105,709	250,282	$ 1,110,629	$ 2,674,054
Class B
Shares sold	1,788	4,974	$ 19,117	$ 52,753
Reinvestment of distributions	2,056	2,037	21,399	21,116
Shares redeemed	(19,054)	(28,867)	(201,836)	(305,657)
Net increase (decrease)	(15,210)	(21,856)	$ (161,320)	$ (231,788)
Class C
Shares sold	303,270	753,278	$ 3,214,995	$ 7,967,516
Reinvestment of distributions	51,458	28,866	534,099	298,964
Shares redeemed	(157,083)	(344,924)	(1,664,347)	(3,654,971)
Net increase (decrease)	197,645	437,220	$ 2,084,747	$ 4,611,509

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 30% - continued
Asset Manager 30%
Shares sold	12,861,071	30,473,306	$ 136,860,604	$ 323,377,131
Reinvestment of distributions	2,551,308	2,007,679	26,641,048	21,016,847
Shares redeemed	(8,227,356)	(15,412,216)	(87,674,143)	(163,792,350)
Net increase (decrease)	7,185,023	17,068,769	$ 75,827,509	$ 180,601,628
Institutional Class
Shares sold	103,924	681,438	$ 1,107,788	$ 7,209,060
Reinvestment of distributions	27,828	23,147	290,507	242,082
Shares redeemed	(184,998)	(346,980)	(1,958,953)	(3,705,898)
Net increase (decrease)	(53,246)	357,605	$ (560,658)	$ 3,745,244
Fidelity Asset Manager 40%
Class A
Shares sold	505,012	1,263,650	$ 5,509,033	$ 13,761,962
Reinvestment of distributions	84,203	67,100	896,045	710,726
Shares redeemed	(296,907)	(516,001)	(3,229,815)	(5,611,221)
Net increase (decrease)	292,308	814,749	$ 3,175,263	$ 8,861,467
Class T
Shares sold	113,648	312,137	$ 1,236,758	$ 3,392,690
Reinvestment of distributions	23,065	21,273	245,117	224,606
Shares redeemed	(30,901)	(229,860)	(335,375)	(2,504,206)
Net increase (decrease)	105,812	103,550	$ 1,146,500	$ 1,113,090
Class B
Shares sold	6,397	39,096	$ 68,683	$ 420,433
Reinvestment of distributions	3,326	3,033	35,406	32,013
Shares redeemed	(33,873)	(6,357)	(371,510)	(68,439)
Net increase (decrease)	(24,150)	35,772	$ (267,421)	$ 384,007
Class C
Shares sold	335,469	727,515	$ 3,647,281	$ 7,865,569
Reinvestment of distributions	45,049	33,167	477,378	349,051
Shares redeemed	(134,909)	(188,102)	(1,465,877)	(2,035,598)
Net increase (decrease)	245,609	572,580	$ 2,658,782	$ 6,179,022
Asset Manager 40%
Shares sold	18,917,144	34,608,489	$ 206,117,237	$ 375,595,169
Reinvestment of distributions	2,637,973	2,254,356	28,059,274	23,883,227
Shares redeemed	(9,129,155)	(13,072,865)	(99,397,151)	(142,125,758)
Net increase (decrease)	12,425,962	23,789,980	$ 134,779,360	$ 257,352,638
Institutional Class
Shares sold	224,289	381,158	$ 2,421,339	$ 4,131,264
Reinvestment of distributions	12,982	6,032	138,073	64,241
Shares redeemed	(72,700)	(110,956)	(787,883)	(1,215,238)
Net increase (decrease)	164,571	276,234	$ 1,771,529	$ 2,980,267
Fidelity Asset Manager 50%
Class A
Shares sold	436,737	1,273,404	$ 7,592,279	$ 22,836,027
Reinvestment of distributions	291,135	249,445	4,892,763	4,294,566
Shares redeemed	(528,668)	(1,677,065)	(9,202,042)	(30,019,672)
Net increase (decrease)	199,204	(154,216)	$ 3,283,000	$ (2,889,079)
Class T
Shares sold	297,772	421,419	$ 5,197,528	$ 7,534,388
Reinvestment of distributions	135,035	103,225	2,266,477	1,775,374
Shares redeemed	(182,784)	(346,351)	(3,193,265)	(6,182,970)
Net increase (decrease)	250,023	178,293	$ 4,270,740	$ 3,126,792

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 50% - continued
Class B
Shares sold	4,120	18,361	$ 69,728	$ 327,611
Reinvestment of distributions	11,011	10,446	184,613	179,002
Shares redeemed	(39,970)	(48,283)	(698,357)	(861,906)
Net increase (decrease)	(24,839)	(19,476)	$ (444,016)	$ (355,293)
Class C
Shares sold	327,979	690,698	$ 5,679,786	$ 12,278,516
Reinvestment of distributions	140,067	97,203	2,338,587	1,661,721
Shares redeemed	(267,612)	(383,168)	(4,655,097)	(6,824,826)
Net increase (decrease)	200,434	404,733	$ 3,363,276	$ 7,115,411
Asset Manager 50%
Shares sold	26,565,686	57,933,970	$ 465,271,495	$ 1,036,371,244
Reinvestment of distributions	32,542,461	28,194,410	548,555,315	487,561,137
Shares redeemed	(32,891,289)	(59,456,854)	(578,153,867)	(1,065,196,235)
Net increase (decrease)	26,216,858	26,671,526	$ 435,672,943	$ 458,736,146
Institutional Class
Shares sold	197,413	935,462	$ 3,463,594	$ 16,958,566
Reinvestment of distributions	134,319	90,630	2,261,208	1,566,572
Shares redeemed	(398,925)	(366,630)	(6,980,506)	(6,589,229)
Net increase (decrease)	(67,193)	659,462	$ (1,255,704)	$ 11,935,909
Fidelity Asset Manager 60%
Class A
Shares sold	674,125	1,668,732	$ 7,651,513	$ 18,898,865
Reinvestment of distributions	286,389	211,037	3,113,048	2,281,312
Shares redeemed	(586,643)	(1,003,510)	(6,583,776)	(11,382,583)
Net increase (decrease)	373,871	876,259	$ 4,180,785	$ 9,797,594
Class T
Shares sold	222,458	290,330	$ 2,502,404	$ 3,301,821
Reinvestment of distributions	76,931	63,652	833,160	686,165
Shares redeemed	(92,979)	(293,961)	(1,042,763)	(3,332,709)
Net increase (decrease)	206,410	60,021	$ 2,292,801	$ 655,277
Class B
Shares sold	1,606	16,130	$ 17,902	$ 181,770
Reinvestment of distributions	6,746	6,303	73,534	68,266
Shares redeemed	(17,725)	(35,095)	(202,389)	(398,584)
Net increase (decrease)	(9,373)	(12,662)	$ (110,953)	$ (148,548)
Class C
Shares sold	411,600	898,639	$ 4,618,402	$ 10,097,475
Reinvestment of distributions	131,144	87,114	1,409,801	932,996
Shares redeemed	(149,786)	(373,556)	(1,672,651)	(4,187,695)
Net increase (decrease)	392,958	612,197	$ 4,355,552	$ 6,842,776
Asset Manager 60%
Shares sold	20,558,890	37,561,490	$ 233,485,463	$ 427,371,130
Reinvestment of distributions	6,877,984	4,594,576	74,901,251	49,805,206
Shares redeemed	(9,723,629)	(15,471,323)	(110,287,067)	(176,932,453)
Net increase (decrease)	17,713,245	26,684,743	$ 198,099,647	$ 300,243,883
Institutional Class
Shares sold	321,581	616,312	$ 3,553,401	$ 7,026,647
Reinvestment of distributions	68,910	39,401	751,123	427,103
Shares redeemed	(149,498)	(198,301)	(1,721,822)	(2,277,581)
Net increase (decrease)	240,993	457,412	$ 2,582,702	$ 5,176,169

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 70%
Class A
Shares sold	788,969	1,318,189	$ 16,126,896	$ 27,521,256
Reinvestment of distributions	612,690	71,653	11,873,923	1,420,170
Shares redeemed	(645,615)	(1,167,187)	(13,245,970)	(24,250,163)
Net increase (decrease)	756,044	222,655	$ 14,754,849	$ 4,691,263
Class T
Shares sold	179,462	412,779	$ 3,676,302	$ 8,619,406
Reinvestment of distributions	197,690	19,544	3,837,168	387,747
Shares redeemed	(208,589)	(375,976)	(4,306,578)	(7,801,668)
Net increase (decrease)	168,563	56,347	$ 3,206,892	$ 1,205,485
Class B
Shares sold	2,753	6,369	$ 58,620	$ 129,376
Reinvestment of distributions	13,435	386	263,858	7,726
Shares redeemed	(47,752)	(100,644)	(986,788)	(2,101,481)
Net increase (decrease)	(31,564)	(93,889)	$ (664,310)	$ (1,964,379)
Class C
Shares sold	223,353	598,362	$ 4,557,043	$ 12,381,428
Reinvestment of distributions	211,320	12,613	4,089,035	249,612
Shares redeemed	(221,031)	(384,445)	(4,466,533)	(7,965,324)
Net increase (decrease)	213,642	226,530	$ 4,179,545	$ 4,665,716
Asset Manager 70%
Shares sold	16,044,164	29,980,573	$ 327,944,953	$ 622,793,936
Reinvestment of distributions	16,897,365	2,479,485	327,639,913	49,168,187
Shares redeemed	(11,607,563)	(22,888,887)	(237,425,408)	(476,948,875)
Net increase (decrease)	21,333,966	9,571,171	$ 418,159,458	$ 195,013,248
Institutional Class
Shares sold	193,379	742,363	$ 3,926,032	$ 15,414,559
Reinvestment of distributions	181,334	25,659	3,519,697	509,076
Shares redeemed	(240,091)	(489,636)	(4,833,251)	(10,367,886)
Net increase (decrease)	134,622	278,386	$ 2,612,478	$ 5,555,749
Fidelity Asset Manager 85%
Class A
Shares sold	437,819	1,180,141	$ 7,444,493	$ 20,417,561
Reinvestment of distributions	377,235	145,475	6,024,439	2,374,156
Shares redeemed	(347,767)	(2,600,568)	(5,904,509)	(44,961,802)
Net increase (decrease)	467,287	(1,274,952)	$ 7,564,423	$ (22,170,085)
Class T
Shares sold	259,722	304,656	$ 4,376,782	$ 5,241,079
Reinvestment of distributions	102,375	26,314	1,628,792	428,386
Shares redeemed	(128,053)	(156,965)	(2,125,076)	(2,723,840)
Net increase (decrease)	234,044	174,005	$ 3,880,498	$ 2,945,625
Class B
Shares sold	627	2,425	$ 10,002	$ 41,228
Reinvestment of distributions	11,206	4,022	179,408	65,673
Shares redeemed	(22,685)	(54,590)	(381,499)	(941,233)
Net increase (decrease)	(10,852)	(48,143)	$ (192,089)	$ (834,332)
Class C
Shares sold	320,414	612,975	$ 5,308,504	$ 10,478,018
Reinvestment of distributions	169,095	36,961	2,668,312	597,292
Shares redeemed	(157,380)	(228,986)	(2,601,536)	(3,902,773)
Net increase (decrease)	332,129	420,950	$ 5,375,280	$ 7,172,537

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 85% - continued
Asset Manager 85%
Shares sold	10,795,097	24,950,987	$ 184,153,392	$ 432,242,884
Reinvestment of distributions	7,541,142	2,430,935	121,186,144	39,915,946
Shares redeemed	(14,891,067)	(13,449,549)	(252,590,123)	(234,002,868)
Net increase (decrease)	3,445,172	13,932,373	$ 52,749,413	$ 238,155,962
Institutional Class
Shares sold	422,584	1,805,275	$ 7,121,342	$ 31,863,541
Reinvestment of distributions	225,394	29,297	3,610,804	479,884
Shares redeemed	(560,524)	(274,438)	(9,366,368)	(4,800,120)
Net increase (decrease)	87,454	1,560,134	$ 1,365,778	$ 27,543,305

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares owned
Fidelity Asset Manager 60%	30%

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service
AR-USAN-0515
1.878279.107

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Class A, Class T, Class B, and Class C

Semiannual Report

March 31, 2015

Each Class A, Class T, Class B, and Class C are
classes of Fidelity Asset Manager® Funds

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 30%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 40%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 50%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 60%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 70%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 85%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity® Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Fidelity Asset Manager® 20%
Class A	.83%
Actual		$ 1,000.00	$ 1,026.40	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.09%
Actual		$ 1,000.00	$ 1,025.90	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class B	1.57%
Actual		$ 1,000.00	$ 1,022.60	$ 7.92
HypotheticalA		$ 1,000.00	$ 1,017.10	$ 7.90
Class C	1.59%
Actual		$ 1,000.00	$ 1,023.40	$ 8.02
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.00
Asset Manager 20%	.52%
Actual		$ 1,000.00	$ 1,028.60	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.34	$ 2.62
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,028.40	$ 2.88
HypotheticalA		$ 1,000.00	$ 1,022.09	$ 2.87
	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Fidelity Asset Manager 30%
Class A	.85%
Actual		$ 1,000.00	$ 1,032.80	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Class T	1.12%
Actual		$ 1,000.00	$ 1,031.60	$ 5.67
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.64
Class B	1.60%
Actual		$ 1,000.00	$ 1,028.80	$ 8.09
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.05
Class C	1.61%
Actual		$ 1,000.00	$ 1,029.20	$ 8.15
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.10
Asset Manager 30%	.54%
Actual		$ 1,000.00	$ 1,034.30	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,034.00	$ 3.09
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Fidelity Asset Manager 40%
Class A	.84%
Actual		$ 1,000.00	$ 1,036.80	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23
Class T	1.10%
Actual		$ 1,000.00	$ 1,035.50	$ 5.58
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class B	1.58%
Actual		$ 1,000.00	$ 1,033.70	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.05	$ 7.95
Class C	1.62%
Actual		$ 1,000.00	$ 1,033.00	$ 8.21
HypotheticalA		$ 1,000.00	$ 1,016.85	$ 8.15
Asset Manager 40%	.55%
Actual		$ 1,000.00	$ 1,038.40	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.19	$ 2.77
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,039.20	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.19	$ 2.77
Fidelity Asset Manager 50%
Class A	.96%
Actual		$ 1,000.00	$ 1,042.00	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.22%
Actual		$ 1,000.00	$ 1,040.50	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
Class B	1.69%
Actual		$ 1,000.00	$ 1,037.90	$ 8.59
HypotheticalA		$ 1,000.00	$ 1,016.50	$ 8.50
Fidelity Asset Manager 50% - continued	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Class C	1.72%
Actual		$ 1,000.00	$ 1,037.40	$ 8.74
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.65
Asset Manager 50%	.66%
Actual		$ 1,000.00	$ 1,042.80	$ 3.36
HypotheticalA		$ 1,000.00	$ 1,021.64	$ 3.33
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,043.20	$ 3.57
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53
Fidelity Asset Manager 60%
Class A	1.03%
Actual		$ 1,000.00	$ 1,045.50	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.30%
Actual		$ 1,000.00	$ 1,042.90	$ 6.62
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class B	1.80%
Actual		$ 1,000.00	$ 1,041.60	$ 9.16
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Class C	1.80%
Actual		$ 1,000.00	$ 1,041.80	$ 9.16
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Asset Manager 60%	.72%
Actual		$ 1,000.00	$ 1,045.90	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,046.30	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88
Fidelity Asset Manager 70%
Class A	1.03%
Actual		$ 1,000.00	$ 1,047.70	$ 5.26
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.29%
Actual		$ 1,000.00	$ 1,045.70	$ 6.58
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.86%
Actual		$ 1,000.00	$ 1,043.20	$ 9.47
HypotheticalA		$ 1,000.00	$ 1,015.66	$ 9.35
Class C	1.79%
Actual		$ 1,000.00	$ 1,043.50	$ 9.12
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Asset Manager 70%	.72%
Actual		$ 1,000.00	$ 1,048.80	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,048.80	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Fidelity Asset Manager 85%
Class A	1.05%
Actual		$ 1,000.00	$ 1,052.40	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.33%
Actual		$ 1,000.00	$ 1,049.80	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.82%
Actual		$ 1,000.00	$ 1,047.80	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Class C	1.81%
Actual		$ 1,000.00	$ 1,048.20	$ 9.24
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Asset Manager 85%	.75%
Actual		$ 1,000.00	$ 1,053.80	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,053.70	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .13%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.0	15.8
Fannie Mae	4.8	9.5
Ginnie Mae	1.9	1.5
Citigroup, Inc.	1.4	0.2
Freddie Mac	1.3	1.3
	20.4
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 19.0%	U.S. Government and U.S. Government Agency Obligations 28.1%
AAA,AA,A 10.7%	AAA,AA,A 6.3%
BBB 14.1%	BBB 13.5%
BB and Below 9.3%	BB and Below 5.0%
Not Rated 0.8%	Not Rated 0.3%
Equities* 23.0%	Equities** 20.4%
Short-Term Investments and Net Other Assets 23.1%	Short-Term Investments and Net Other Assets 26.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.3
Facebook, Inc. Class A	0.2	0.2
Actavis PLC	0.2	0.2
The Walt Disney Co.	0.2	0.1
Medtronic PLC	0.1	0.1
	1.2
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.0	28.0
Energy	5.4	4.2
Consumer Discretionary	5.1	4.1
Health Care	4.8	3.1
Information Technology	3.6	3.4
Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 22.9%	Stock Class and Equity Futures** 20.3%
Bond Class 52.3%	Bond Class 52.7%
Short-Term Class 24.8%	Short-Term Class 27.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 15.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	1,410,897	$ 10,426,528
Fidelity Consumer Discretionary Central Fund (d)	402,575	98,502,120
Fidelity Consumer Staples Central Fund (d)	301,551	66,407,526
Fidelity Energy Central Fund (d)	417,291	54,569,101
Fidelity Financials Central Fund (d)	1,713,096	151,609,015
Fidelity Health Care Central Fund (d)	330,623	124,261,280
Fidelity Industrials Central Fund (d)	360,934	85,346,438
Fidelity Information Technology Central Fund (d)	569,406	161,352,618
Fidelity International Equity Central Fund (d)	2,783,321	222,944,027
Fidelity Materials Central Fund (d)	128,412	28,728,314
Fidelity Real Estate Equity Central Fund (d)	565,126	60,683,203
Fidelity Telecom Services Central Fund (d)	98,987	16,741,652
Fidelity Utilities Central Fund (d)	188,124	29,851,500
TOTAL EQUITY CENTRAL FUNDS (Cost $687,226,135)		1,111,423,322
Fixed-Income Central Funds - 56.1%

High Yield Fixed-Income Funds - 6.4%
Fidelity Emerging Markets Debt Central Fund (d)	2,595,669	24,814,596
Fidelity Floating Rate Central Fund (d)	970,217	102,445,199
Fidelity High Income Central Fund 1 (d)	1,995,784	201,534,248
TOTAL HIGH YIELD FIXED-INCOME FUNDS		328,794,043
Investment Grade Fixed-Income Funds - 49.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	691,952	68,731,574
Fidelity Investment Grade Bond Central Fund (d)	22,854,525	2,491,828,838
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,560,560,412
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,696,110,327)		2,889,354,455
Money Market Central Funds - 20.6%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	312,246,337	$ 312,246,337
Fidelity Money Market Central Fund, 0.30% (b)	746,659,561	746,659,561
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,058,905,898)		1,058,905,898
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 4/16/15 (c) (Cost $1,299,983)	$ 1,300,000	1,299,983
Investment Companies - 1.6%
	Shares
iShares MSCI EAFE Index ETF (Cost $82,542,332)	1,295,053	83,103,551
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,526,084,675)		5,144,087,209
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,358,692
NET ASSETS - 100%		$ 5,149,445,901
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
78 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 8,037,120	$ 16,649
The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $386,995.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 316,524
Fidelity Commodity Strategy Central Fund	5,622
Fidelity Consumer Discretionary Central Fund	624,265
Fidelity Consumer Staples Central Fund	765,473
Fidelity Emerging Markets Debt Central Fund	910,246
Fidelity Emerging Markets Equity Central Fund	162,809
Fidelity Energy Central Fund	472,870
Fidelity Financials Central Fund	1,156,827
Fidelity Floating Rate Central Fund	2,594,382
Fidelity Health Care Central Fund	331,493
Fidelity High Income Central Fund 1	5,523,801
Fidelity Industrials Central Fund	541,383
Fidelity Information Technology Central Fund	413,425
Fidelity International Equity Central Fund	1,956,792
Fidelity Investment Grade Bond Central Fund	33,852,812
Fidelity Materials Central Fund	264,866
Fidelity Money Market Central Fund	1,109,120
Fidelity Real Estate Equity Central Fund	390,741
Fidelity Telecom Services Central Fund	181,384
Fidelity Utilities Central Fund	351,913
Total	$ 51,926,748
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 12,710,937	$ 359,047	$ 449,637	$ 10,426,528	3.3%
Fidelity Consumer Discretionary Central Fund	87,688,111	2,559,405	4,187,675	98,502,120	6.1%
Fidelity Consumer Staples Central Fund	65,518,725	2,125,258	5,970,456	66,407,526	5.6%
Fidelity Emerging Markets Debt Central Fund	25,304,631	1,517,682	749,462	24,814,596	23.3%
Fidelity Emerging Markets Equity Central Fund	47,724,203	627,079	45,697,679	0	0.0%
Fidelity Energy Central Fund	62,238,447	3,269,421	1,361,070	54,569,101	5.3%
Fidelity Financials Central Fund	143,738,104	4,616,078	4,547,345	151,609,015	6.0%
Fidelity Floating Rate Central Fund	102,180,290	4,768,885	2,997,633	102,445,199	5.9%
Fidelity Health Care Central Fund	107,208,679	2,699,844	7,677,884	124,261,280	6.2%
Fidelity High Income Central Fund 1	105,785,945	102,173,159	4,918,281	201,534,248	21.7%
Fidelity Industrials Central Fund	78,280,164	2,439,657	2,354,008	85,346,438	6.0%
Fidelity Inflation-Protected Bond Index Central Fund	69,036,967	1,649,316	2,098,309	68,731,574	24.5%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Information Technology Central Fund	$ 141,245,501	$ 12,203,510	$ 3,527,960	$ 161,352,618	5.8%
Fidelity International Equity Central Fund	219,577,330	7,775,202	7,000,120	222,944,027	7.5%
Fidelity Investment Grade Bond Central Fund	2,441,369,579	158,255,931	152,070,575	2,491,828,838	31.9%
Fidelity Materials Central Fund	29,465,736	921,115	1,331,779	28,728,314	6.1%
Fidelity Real Estate Equity Central Fund	-	59,272,570	941,258	60,683,203	21.5%
Fidelity Telecom Services Central Fund	16,072,988	597,748	448,857	16,741,652	5.5%
Fidelity Utilities Central Fund	29,040,280	986,021	832,058	29,851,500	6.4%
Total	$ 3,784,186,617	$ 368,816,928	$ 249,162,046	$ 4,000,777,777
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,111,423,322	$ 1,111,423,322	$ -	$ -
Fixed-Income Central Funds	2,889,354,455	2,889,354,455	-	-
Money Market Central Funds	1,058,905,898	1,058,905,898	-	-
U.S. Treasury Obligations	1,299,983	-	1,299,983	-
Investment Companies	83,103,551	83,103,551	-	-
Total Investments in Securities:	$ 5,144,087,209	$ 5,142,787,226	$ 1,299,983	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 16,649	$ 16,649	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 16,649	$ -
Total Value of Derivatives	$ 16,649	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.1%
United Kingdom	3.0%
Japan	1.4%
Mexico	1.3%
Netherlands	1.0%
Others (Individually Less Than 1%)	9.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $83,842,315)	$ 84,403,534
Fidelity Central Funds (cost $4,442,242,360)	5,059,683,675
Total Investments (cost $4,526,084,675)		$ 5,144,087,209
Receivable for investments sold		1,323,863
Receivable for fund shares sold		34,655,173
Distributions receivable from Fidelity Central Funds		41,105
Prepaid expenses		5,690
Other receivables		7,515
Total assets		5,180,120,555

Liabilities
Payable for investments purchased	$ 24,882,132
Payable for fund shares redeemed	3,477,092
Accrued management fee	1,748,128
Distribution and service plan fees payable	40,895
Payable for daily variation margin for derivative instruments	57,720
Other affiliated payables	452,840
Other payables and accrued expenses	15,847
Total liabilities		30,674,654

Net Assets		$ 5,149,445,901
Net Assets consist of:
Paid in capital		$ 4,849,725,137
Undistributed net investment income		7,638,872
Accumulated undistributed net realized gain (loss) on investments		(325,937,291)
Net unrealized appreciation (depreciation) on investments		618,019,183
Net Assets		$ 5,149,445,901

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,261,044 ÷ 2,927,154 shares)		$ 13.41

Maximum offering price per share (100/94.25 of $13.41)		$ 14.23
Class T: Net Asset Value and redemption price per share ($20,128,111 ÷ 1,503,674 shares)		$ 13.39

Maximum offering price per share (100/96.50 of $13.39)		$ 13.88
Class B: Net Asset Value and offering price per share ($1,791,978 ÷ 134,089 shares)A		$ 13.36

Class C: Net Asset Value and offering price per share ($27,631,118 ÷ 2,071,923 shares)A		$ 13.34

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($5,045,769,598 ÷ 375,706,184 shares)		$ 13.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,864,052 ÷ 1,106,839 shares)		$ 13.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 265
Income from Fidelity Central Funds		51,926,748
Total income		51,927,013

Expenses
Management fee	$ 10,390,041
Transfer agent fees	2,121,778
Distribution and service plan fees	244,599
Accounting fees and expenses	587,207
Custodian fees and expenses	657
Independent trustees' compensation	10,780
Registration fees	106,580
Audit	16,449
Legal	11,920
Miscellaneous	17,897
Total expenses before reductions	13,507,908
Expense reductions	(17,012)	13,490,896
Net investment income (loss)		38,436,117
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	362
Fidelity Central Funds	1,046,206
Futures contracts	6,596,976
Capital gain distributions from Fidelity Central Funds	110,761
Total net realized gain (loss)		7,754,305
Change in net unrealized appreciation (depreciation) on: Investment securities	95,967,096
Futures contracts	16,649
Total change in net unrealized appreciation (depreciation)		95,983,745
Net gain (loss)		103,738,050
Net increase (decrease) in net assets resulting from operations		$ 142,174,167

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,436,117	$ 71,573,687
Net realized gain (loss)	7,754,305	51,842,193
Change in net unrealized appreciation (depreciation)	95,983,745	105,479,799
Net increase (decrease) in net assets resulting from operations	142,174,167	228,895,679
Distributions to shareholders from net investment income	(35,888,831)	(71,593,620)
Distributions to shareholders from net realized gain	(154,642,056)	(107,790,846)
Total distributions	(190,530,887)	(179,384,466)
Share transactions - net increase (decrease)	171,846,319	144,097,358
Total increase (decrease) in net assets	123,489,599	193,608,571

Net Assets
Beginning of period	5,025,956,302	4,832,347,731
End of period (including undistributed net investment income of $7,638,872 and undistributed net investment income of $5,091,586, respectively)	$ 5,149,445,901	$ 5,025,956,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 13.42	$ 13.37	$ 12.62	$ 12.55	$ 11.80
Income from Investment Operations
Net investment income (loss) E	.08	.16	.14	.18	.19	.22
Net realized and unrealized gain (loss)	.27	.44	.31	.91	.09	.74
Total from investment operations	.35	.60	.45	1.09	.28	.96
Distributions from net investment income	(.08)	(.15)	(.14)	(.18)	(.20)	(.21)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.50)	(.46) I	(.40) J	(.34)	(.21) K	(.21) L
Net asset value, end of period	$ 13.41	$ 13.56	$ 13.42	$ 13.37	$ 12.62	$ 12.55
Total ReturnB, C, D	2.64%	4.54%	3.47%	8.76%	2.22%	8.26%
Ratios to Average Net Assets F, H
Expenses before reductions	.83%A	.82%	.82%	.84%	.85%	.84%
Expenses net of fee waivers, if any	.83%A	.82%	.82%	.84%	.85%	.84%
Expenses net of all reductions	.83%A	.82%	.82%	.83%	.85%	.83%
Net investment income (loss)	1.22%A	1.16%	1.03%	1.36%	1.51%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,261	$ 38,733	$ 43,449	$ 46,763	$ 36,016	$ 31,268
Portfolio turnover rate G	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share. J Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share. L Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.53	$ 13.40	$ 13.34	$ 12.60	$ 12.53	$ 11.78
Income from Investment Operations
Net investment income (loss) E	.06	.12	.10	.14	.16	.19
Net realized and unrealized gain (loss)	.28	.43	.33	.90	.09	.74
Total from investment operations	.34	.55	.43	1.04	.25	.93
Distributions from net investment income	(.06)	(.12)	(.10)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.48)	(.42)	(.37)	(.30) I	(.18)	(.18) J
Net asset value, end of period	$ 13.39	$ 13.53	$ 13.40	$ 13.34	$ 12.60	$ 12.53
Total ReturnB, C, D	2.59%	4.20%	3.28%	8.39%	1.96%	8.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.09%A	1.10%	1.10%	1.10%	1.11%	1.09%
Expenses net of fee waivers, if any	1.09%A	1.10%	1.10%	1.10%	1.10%	1.09%
Expenses net of all reductions	1.09%A	1.09%	1.09%	1.10%	1.10%	1.09%
Net investment income (loss)	.96%A	.89%	.75%	1.09%	1.26%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,128	$ 21,010	$ 19,844	$ 18,870	$ 17,765	$ 15,771
Portfolio turnover rateG	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share. J Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 13.38	$ 13.33	$ 12.59	$ 12.51	$ 11.77
Income from Investment Operations
Net investment income (loss) E	.03	.05	.03	.07	.09	.12
Net realized and unrealized gain (loss)	.27	.43	.32	.90	.10	.74
Total from investment operations	.30	.48	.35	.97	.19	.86
Distributions from net investment income	(.03)	(.05)	(.04)	(.08)	(.09)	(.11)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.45)	(.35)	(.30) I	(.23) J	(.11)	(.12)
Net asset value, end of period	$ 13.36	$ 13.51	$ 13.38	$ 13.33	$ 12.59	$ 12.51
Total ReturnB, C, D	2.26%	3.68%	2.71%	7.81%	1.48%	7.34%
Ratios to Average Net Assets F, H
Expenses before reductions	1.57%A	1.59%	1.62%	1.64%	1.65%	1.67%
Expenses net of fee waivers, if any	1.57%A	1.59%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.57%A	1.59%	1.61%	1.64%	1.64%	1.64%
Net investment income (loss)	.48%A	.39%	.23%	.55%	.72%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,792	$ 2,083	$ 2,725	$ 2,732	$ 3,044	$ 3,717
Portfolio turnover rate G	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share. J Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 13.35	$ 13.30	$ 12.57	$ 12.50	$ 11.76
Income from Investment Operations
Net investment income (loss) E	.03	.05	.03	.08	.10	.12
Net realized and unrealized gain (loss)	.28	.43	.33	.89	.09	.74
Total from investment operations	.31	.48	.36	.97	.19	.86
Distributions from net investment income	(.03)	(.05)	(.04)	(.08)	(.10)	(.12)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.45)	(.35)	(.31)	(.24)	(.12)	(.12) I
Net asset value, end of period	$ 13.34	$ 13.48	$ 13.35	$ 13.30	$ 12.57	$ 12.50
Total ReturnB, C, D	2.34%	3.70%	2.73%	7.80%	1.48%	7.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.59%A	1.60%	1.60%	1.60%	1.61%	1.61%
Expenses net of fee waivers, if any	1.59%A	1.60%	1.60%	1.60%	1.61%	1.61%
Expenses net of all reductions	1.59%A	1.60%	1.59%	1.60%	1.60%	1.60%
Net investment income (loss)	.46%A	.39%	.25%	.59%	.76%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,631	$ 26,225	$ 24,910	$ 22,600	$ 19,325	$ 15,728
Portfolio turnover rate G	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 13.44	$ 13.39	$ 12.64	$ 12.57	$ 11.82
Income from Investment Operations
Net investment income (loss) D	.10	.20	.18	.22	.23	.25
Net realized and unrealized gain (loss)	.28	.43	.31	.91	.09	.75
Total from investment operations	.38	.63	.49	1.13	.32	1.00
Distributions from net investment income	(.10)	(.20)	(.18)	(.22)	(.23)	(.24)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.52)	(.50)	(.44) H	(.38)	(.25)	(.25)
Net asset value, end of period	$ 13.43	$ 13.57	$ 13.44	$ 13.39	$ 12.64	$ 12.57
Total ReturnB, C	2.86%	4.80%	3.79%	9.06%	2.52%	8.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.52%A	.53%	.53%	.54%	.55%	.56%
Expenses net of fee waivers, if any	.52%A	.53%	.53%	.54%	.55%	.56%
Expenses net of all reductions	.52%A	.52%	.52%	.54%	.54%	.56%
Net investment income (loss)	1.53%A	1.46%	1.32%	1.65%	1.82%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,045,770	$ 4,923,702	$ 4,708,494	$ 4,595,339	$ 3,569,848	$ 3,064,676
Portfolio turnover rate F	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 13.44	$ 13.38	$ 12.64	$ 12.56	$ 11.82
Income from Investment Operations
Net investment income (loss) D	.10	.19	.17	.21	.23	.25
Net realized and unrealized gain (loss)	.27	.43	.33	.90	.10	.74
Total from investment operations	.37	.62	.50	1.11	.33	.99
Distributions from net investment income	(.09)	(.19)	(.17)	(.22)	(.23)	(.24)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.51)	(.49)	(.44)	(.37) H	(.25)	(.25)
Net asset value, end of period	$ 13.43	$ 13.57	$ 13.44	$ 13.38	$ 12.64	$ 12.56
Total ReturnB, C	2.84%	4.74%	3.83%	8.94%	2.57%	8.46%
Ratios to Average Net Assets E, G
Expenses before reductions	.57%A	.56%	.57%	.58%	.59%	.56%
Expenses net of fee waivers, if any	.57%A	.56%	.57%	.58%	.59%	.56%
Expenses net of all reductions	.57%A	.56%	.56%	.57%	.59%	.55%
Net investment income (loss)	1.49%A	1.42%	1.29%	1.62%	1.77%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,864	$ 14,204	$ 32,926	$ 30,383	$ 23,073	$ 4,739
Portfolio turnover rate F	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.1	15.7
Fannie Mae	4.8	9.5
Ginnie Mae	1.9	1.6
Citigroup, Inc.	1.4	0.2
Freddie Mac	1.3	1.3
	20.5
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 19.1%	U.S. Government and U.S. Government Agency Obligations 28.1%
AAA,AA,A 10.7%	AAA,AA,A 6.4%
BBB 13.9%	BBB 13.4%
BB and Below 9.3%	BB and Below 4.9%
Not Rated 0.8%	Not Rated 0.3%
Equities* 33.0%	Equities** 30.4%
Short-Term Investments and Net Other Assets 13.2%	Short-Term Investments and Net Other Assets 16.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	0.5
Facebook, Inc. Class A	0.3	0.2
Actavis PLC	0.3	0.3
The Walt Disney Co.	0.3	0.2
Citigroup, Inc.	0.2	0.2
	1.8
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	17.6
Consumer Discretionary	6.7	5.4
Energy	6.0	4.9
Health Care	5.9	4.4
Information Technology	5.2	4.9
Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 32.9%	Stock Class and Equity Futures** 30.3%
Bond Class 52.1%	Bond Class 52.6%
Short-Term Class 15.0%	Short-Term Class 17.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 19.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 31.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	248,700	$ 1,837,895
Fidelity Consumer Discretionary Central Fund (c)	102,890	25,175,100
Fidelity Consumer Staples Central Fund (c)	75,964	16,728,714
Fidelity Energy Central Fund (c)	107,461	14,052,665
Fidelity Financials Central Fund (c)	440,472	38,981,782
Fidelity Health Care Central Fund (c)	80,517	30,261,638
Fidelity Industrials Central Fund (c)	93,476	22,103,247
Fidelity Information Technology Central Fund (c)	146,364	41,475,135
Fidelity International Equity Central Fund (c)	772,048	61,841,080
Fidelity Materials Central Fund (c)	32,789	7,335,613
Fidelity Real Estate Equity Central Fund (c)	97,677	10,488,536
Fidelity Telecom Services Central Fund (c)	25,416	4,298,563
Fidelity Utilities Central Fund (c)	45,813	7,269,562
TOTAL EQUITY CENTRAL FUNDS (Cost $202,495,092)		281,849,530
Fixed-Income Central Funds - 55.9%

High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (c)	445,735	4,261,223
Fidelity Floating Rate Central Fund (c)	167,723	17,709,903
Fidelity High Income Central Fund 1 (c)	344,606	34,798,274
TOTAL HIGH YIELD FIXED-INCOME FUNDS		56,769,400
Investment Grade Fixed-Income Funds - 49.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)(c)	123,385	12,255,855
Fidelity Investment Grade Bond Central Fund (c)	3,952,134	430,901,153
TOTAL INVESTMENT GRADE FIXED-INCOME FUND		443,157,008
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $480,833,585)		499,926,408
Money Market Central Funds - 10.6%

Fidelity Cash Central Fund, 0.14% (b)	71,991,523	71,991,523
Fidelity Money Market Central Fund, 0.30% (b)	22,503,934	22,503,934
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $94,495,457)		94,495,457
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 4/16/15 (Cost $199,998)	$ 200,000	$ 199,998
Investment Companies - 2.0%
	Shares
iShares MSCI EAFE Index ETF (Cost $17,596,987)	276,878	17,767,260
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $795,621,119)		894,238,653
NET OTHER ASSETS (LIABILITIES) - 0.0%		25,341
NET ASSETS - 100%		$ 894,263,994
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 59,089
Fidelity Commodity Strategy Central Fund	940
Fidelity Consumer Discretionary Central Fund	155,419
Fidelity Consumer Staples Central Fund	190,745
Fidelity Emerging Markets Debt Central Fund	136,263
Fidelity Emerging Markets Equity Central Fund	29,688
Fidelity Energy Central Fund	119,265
Fidelity Financials Central Fund	289,076
Fidelity Floating Rate Central Fund	405,384
Fidelity Health Care Central Fund	81,329
Fidelity High Income Central Fund 1	868,729
Fidelity Industrials Central Fund	136,604
Fidelity Information Technology Central Fund	103,852
Fidelity International Equity Central Fund	532,627
Fidelity Investment Grade Bond Central Fund	5,815,057
Fidelity Materials Central Fund	66,046
Fidelity Money Market Central Fund	30,176
Fidelity Real Estate Equity Central Fund	65,728
Fidelity Telecom Services Central Fund	45,023
Fidelity Utilities Central Fund	86,488
Total	$ 9,217,528
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,068,534	$ 195,085	$ 54,856	$ 1,837,895	0.6%
Fidelity Consumer Discretionary Central Fund	21,176,863	1,595,441	673,714	25,175,100	1.5%
Fidelity Consumer Staples Central Fund	15,805,384	1,199,928	1,430,738	16,728,714	1.4%
Fidelity Emerging Markets Debt Central Fund	4,078,506	478,058	91,431	4,261,223	4.1%
Fidelity Emerging Markets Equity Central Fund	8,547,434	463,061	8,530,800	-	0.0%
Fidelity Energy Central Fund	15,186,952	1,460,381	232,264	14,052,665	1.4%
Fidelity Financials Central Fund	34,998,326	3,153,365	1,117,281	38,981,782	1.5%
Fidelity Floating Rate Central Fund	16,620,152	1,699,643	365,703	17,709,903	1.0%
Fidelity Health Care Central Fund	25,731,828	1,806,842	2,703,458	30,261,638	1.5%
Fidelity High Income Central Fund 1	16,438,202	19,170,106	577,435	34,798,274	3.7%
Fidelity Industrials Central Fund	19,083,057	1,718,283	444,614	22,103,247	1.6%
Fidelity Inflation-Protected Bond Index Central Fund	9,584,419	2,880,905	224,310	12,255,855	4.4%
Fidelity Information Technology Central Fund	34,374,383	4,814,453	614,019	41,475,135	1.5%
Fidelity International Equity Central Fund	57,136,336	5,280,504	1,347,724	61,841,080	2.1%
Fidelity Investment Grade Bond Central Fund	397,927,512	47,639,685	22,072,377	430,901,153	5.5%
Fidelity Materials Central Fund	7,108,586	574,269	151,940	7,335,613	1.6%
Fidelity Real Estate Equity Central Fund	-	10,200,376	109,908	10,488,536	3.7%
Fidelity Telecom Services Central Fund	3,844,573	397,373	73,603	4,298,563	1.4%
Fidelity Utilities Central Fund	6,992,871	598,267	466,638	7,269,562	1.5%
Total	$ 696,703,918	$ 105,326,025	$ 41,282,813	$ 781,775,938
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 281,849,530	$ 281,849,530	$ -	$ -
Fixed-Income Central Funds	499,926,408	499,926,408	-	-
Money Market Central Funds	94,495,457	94,495,457	-	-
U.S. Treasury Obligations	199,998	-	199,998	-
Investment Companies	17,767,260	17,767,260	-	-
Total Investments in Securities:	$ 894,238,653	$ 894,038,655	$ 199,998	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.6%
United Kingdom	3.7%
Japan	2.0%
Mexico	1.3%
Cayman Islands	1.3%
Netherlands	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	9.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $17,796,985)	$ 17,967,258
Fidelity Central Funds (cost $777,824,134)	876,271,395
Total Investments (cost $795,621,119)		$ 894,238,653
Cash		49,812
Receivable for investments sold		258,066
Receivable for fund shares sold		1,572,404
Distributions receivable from Fidelity Central Funds		9,162
Prepaid expenses		930
Other receivables		1,803
Total assets		896,130,830

Liabilities
Payable for investments purchased	$ 942,081
Payable for fund shares redeemed	495,627
Accrued management fee	302,708
Distribution and service plan fees payable	25,497
Other affiliated payables	85,214
Other payables and accrued expenses	15,709
Total liabilities		1,866,836

Net Assets		$ 894,263,994
Net Assets consist of:
Paid in capital		$ 836,748,488
Undistributed net investment income		1,465,588
Accumulated undistributed net realized gain (loss) on investments		(42,567,616)
Net unrealized appreciation (depreciation) on investments		98,617,534
Net Assets		$ 894,263,994

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,805,148 ÷ 2,039,695 shares)		$ 10.69

Maximum offering price per share (100/94.25 of $10.69)		$ 11.34
Class T: Net Asset Value and redemption price per share ($11,044,076 ÷ 1,034,008 shares)		$ 10.68

Maximum offering price per share (100/96.50 of $10.68)		$ 11.07
Class B: Net Asset Value and offering price per share ($709,456 ÷ 66,490 shares)A		$ 10.67

Class C: Net Asset Value and offering price per share ($19,046,571 ÷ 1,790,510 shares)A		$ 10.64

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($833,624,964 ÷ 77,957,487 shares)		$ 10.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,033,779 ÷ 751,278 shares)		$ 10.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 43
Income from Fidelity Central Funds		9,217,528
Total income		9,217,571

Expenses
Management fee	$ 1,747,335
Transfer agent fees	343,841
Distribution and service plan fees	147,078
Accounting fees and expenses	156,543
Custodian fees and expenses	507
Independent trustees' compensation	1,777
Registration fees	56,207
Audit	22,783
Legal	1,647
Miscellaneous	3,203
Total expenses before reductions	2,480,921
Expense reductions	(4,038)	2,476,883
Net investment income (loss)		6,740,688
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Fidelity Central Funds	(711,029)
Futures contracts	1,063,750
Capital gain distributions from Fidelity Central Funds	18,251
Total net realized gain (loss)		370,972
Change in net unrealized appreciation (depreciation) on investment securities		21,910,110
Net gain (loss)		22,281,082
Net increase (decrease) in net assets resulting from operations		$ 29,021,770

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,740,688	$ 11,368,732
Net realized gain (loss)	370,972	1,907,071
Change in net unrealized appreciation (depreciation)	21,910,110	27,736,996
Net increase (decrease) in net assets resulting from operations	29,021,770	41,012,799
Distributions to shareholders from net investment income	(6,066,471)	(11,374,832)
Distributions to shareholders from net realized gain	(23,090,456)	(11,398,470)
Total distributions	(29,156,927)	(22,773,302)
Share transactions - net increase (decrease)	78,023,121	197,925,492
Total increase (decrease) in net assets	77,887,964	216,164,989

Net Assets
Beginning of period	816,376,030	600,211,041
End of period (including undistributed net investment income of $1,465,588 and undistributed net investment income of $791,371, respectively)	$ 894,263,994	$ 816,376,030

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) E	.07	.14	.12	.14	.16	.17
Net realized and unrealized gain (loss)	.27	.46	.44	.89	.01	.67
Total from investment operations	.34	.60	.56	1.03	.17	.84
Distributions from net investment income	(.06)	(.13)	(.11)	(.14)	(.15)	(.17)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.36)	(.32) I	(.28)	(.25)	(.46)	(.22)
Net asset value, end of period	$ 10.69	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66
Total ReturnB, C, D	3.28%	5.83%	5.64%	11.20%	1.67%	9.39%
Ratios to Average Net Assets F, H
Expenses before reductions	.85%A	.85%	.87%	.89%	.91%	.98%
Expenses net of fee waivers, if any	.85%A	.85%	.87%	.89%	.90%	.90%
Expenses net of all reductions	.85%A	.85%	.87%	.88%	.89%	.89%
Net investment income (loss)	1.31%A	1.29%	1.15%	1.46%	1.63%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,805	$ 22,071	$ 15,100	$ 11,431	$ 9,024	$ 7,495
Portfolio turnover rate G	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.42	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Income from Investment Operations
Net investment income (loss) E	.06	.11	.09	.12	.14	.15
Net realized and unrealized gain (loss)	.27	.46	.44	.89	.01	.67
Total from investment operations	.33	.57	.53	1.01	.15	.82
Distributions from net investment income	(.05)	(.10)	(.08)	(.12)	(.13)	(.15)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.35)	(.29) I	(.25)	(.23)	(.44)	(.20)
Net asset value, end of period	$ 10.68	$ 10.70	$ 10.42	$ 10.14	$ 9.36	$ 9.65
Total ReturnB, C, D	3.16%	5.53%	5.37%	10.91%	1.47%	9.15%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12%A	1.13%	1.13%	1.14%	1.13%	1.19%
Expenses net of fee waivers, if any	1.12%A	1.13%	1.13%	1.14%	1.13%	1.15%
Expenses net of all reductions	1.12%A	1.13%	1.13%	1.13%	1.13%	1.14%
Net investment income (loss)	1.05%A	1.01%	.89%	1.21%	1.39%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,044	$ 9,932	$ 7,064	$ 6,542	$ 4,885	$ 5,800
Portfolio turnover rate G	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.41	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Income from Investment Operations
Net investment income (loss) E	.03	.05	.04	.07	.09	.10
Net realized and unrealized gain (loss)	.27	.47	.44	.89	- I	.67
Total from investment operations	.30	.52	.48	.96	.09	.77
Distributions from net investment income	(.02)	(.05)	(.04)	(.07)	(.07)	(.11)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.32)	(.24) J	(.21)	(.18)	(.38)	(.15) K
Net asset value, end of period	$ 10.67	$ 10.69	$ 10.41	$ 10.14	$ 9.36	$ 9.65
Total ReturnB, C, D	2.88%	5.02%	4.81%	10.37%	.89%	8.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60%A	1.63%	1.66%	1.68%	1.70%	1.78%
Expenses net of fee waivers, if any	1.60%A	1.63%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.60%A	1.63%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.57%A	.51%	.37%	.69%	.88%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 709	$ 873	$ 1,078	$ 1,118	$ 1,076	$ 1,336
Portfolio turnover rate G	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.24 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.183 per share. K Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.38	$ 10.12	$ 9.34	$ 9.63	$ 9.01
Income from Investment Operations
Net investment income (loss) E	.03	.06	.04	.07	.09	.10
Net realized and unrealized gain (loss)	.27	.46	.43	.89	.01	.67
Total from investment operations	.30	.52	.47	.96	.10	.77
Distributions from net investment income	(.03)	(.06)	(.04)	(.07)	(.08)	(.10)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.32) I	(.24)	(.21)	(.18)	(.39)	(.15)
Net asset value, end of period	$ 10.64	$ 10.66	$ 10.38	$ 10.12	$ 9.34	$ 9.63
Total ReturnB, C, D	2.92%	5.09%	4.75%	10.41%	.92%	8.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.61%A	1.62%	1.64%	1.66%	1.67%	1.72%
Expenses net of fee waivers, if any	1.61%A	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61%A	1.61%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.56%A	.52%	.39%	.69%	.88%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,047	$ 16,976	$ 12,001	$ 7,937	$ 5,967	$ 4,789
Portfolio turnover rate G	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.32 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.298 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) D	.09	.17	.15	.17	.19	.19
Net realized and unrealized gain (loss)	.27	.46	.44	.89	.01	.67
Total from investment operations	.36	.63	.59	1.06	.20	.86
Distributions from net investment income	(.08)	(.17)	(.14)	(.17)	(.18)	(.19)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.38)	(.35)	(.31)	(.28)	(.49)	(.24)
Net asset value, end of period	$ 10.69	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66
Total ReturnB, C	3.43%	6.19%	5.96%	11.53%	1.98%	9.67%
Ratios to Average Net Assets E, G
Expenses before reductions	.54%A	.55%	.56%	.58%	.61%	.69%
Expenses net of fee waivers, if any	.54%A	.55%	.56%	.58%	.61%	.65%
Expenses net of all reductions	.54%A	.55%	.56%	.58%	.60%	.64%
Net investment income (loss)	1.62%A	1.59%	1.46%	1.76%	1.92%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 833,625	$ 757,908	$ 560,306	$ 364,386	$ 208,380	$ 109,249
Portfolio turnover rate F	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.43	$ 10.16	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) D	.08	.16	.14	.17	.19	.19
Net realized and unrealized gain (loss)	.27	.47	.44	.90	- H	.67
Total from investment operations	.35	.63	.58	1.07	.19	.86
Distributions from net investment income	(.08)	(.16)	(.13)	(.17)	(.18)	(.19)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.37) L	(.35) I	(.31) J	(.28)	(.48) K	(.24)
Net asset value, end of period	$ 10.69	$ 10.71	$ 10.43	$ 10.16	$ 9.37	$ 9.66
Total ReturnB, C	3.40%	6.12%	5.81%	11.56%	1.93%	9.67%
Ratios to Average Net Assets E, G
Expenses before reductions	.61%A	.62%	.62%	.65%	.63%	.71%
Expenses net of fee waivers, if any	.61%A	.62%	.62%	.65%	.63%	.65%
Expenses net of all reductions	.61%A	.62%	.62%	.64%	.62%	.64%
Net investment income (loss)	1.56%A	1.52%	1.40%	1.69%	1.90%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,034	$ 8,616	$ 4,663	$ 2,099	$ 1,218	$ 1,168
Portfolio turnover rate F	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share. J Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share. K Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share. L Total distributions of $.37 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.298 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.6	13.8
Fannie Mae	4.2	8.3
Ginnie Mae	1.6	1.4
Citigroup, Inc.	1.2	0.2
Freddie Mac	1.1	1.2
	17.7
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 16.5%	U.S. Government and U.S. Government Agency Obligations 24.7%
AAA,AA,A 9.0%	AAA,AA,A 5.5%
BBB 12.3%	BBB 11.9%
BB and Below 8.9%	BB and Below 4.8%
Not Rated 0.8%	Not Rated 0.3%
Equities* 42.7%	Equities** 40.4%
Short-Term Investments and Net Other Assets 9.8%	Short-Term Investments and Net Other Assets 12.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.6
Facebook, Inc. Class A	0.4	0.3
Actavis PLC	0.4	0.3
The Walt Disney Co.	0.3	0.3
Citigroup, Inc.	0.3	0.3
	2.3
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	17.3
Consumer Discretionary	7.8	6.7
Health Care	6.8	5.7
Information Technology	6.8	6.3
Energy	6.2	5.7
Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 42.7%	Stock Class and Equity Futures** 40.6%
Bond Class 46.0%	Bond Class 46.6%
Short-Term Class 11.3%	Short-Term Class 12.8%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.8% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 42.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	275,271	$ 2,034,250
Fidelity Consumer Discretionary Central Fund (c)	146,285	35,793,045
Fidelity Consumer Staples Central Fund (c)	105,607	23,256,675
Fidelity Emerging Markets Equity Central Fund (c)	19,151	3,892,009
Fidelity Energy Central Fund (c)	153,840	20,117,630
Fidelity Financials Central Fund (c)	627,789	55,559,322
Fidelity Health Care Central Fund (c)	112,728	42,367,534
Fidelity Industrials Central Fund (c)	132,994	31,447,697
Fidelity Information Technology Central Fund (c)	205,481	58,227,016
Fidelity International Equity Central Fund (c)	1,213,303	97,185,606
Fidelity Materials Central Fund (c)	46,843	10,479,770
Fidelity Real Estate Equity Central Fund (c)	105,585	11,337,668
Fidelity Telecom Services Central Fund (c)	36,778	6,220,180
Fidelity Utilities Central Fund (c)	62,220	9,873,148
TOTAL EQUITY CENTRAL FUNDS (Cost $310,637,238)		407,791,550
Fixed-Income Central Funds - 49.4%

High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (c)	482,446	4,612,184
Fidelity Floating Rate Central Fund (c)	182,010	19,218,392
Fidelity High Income Central Fund 1 (c)	372,772	37,642,499
TOTAL HIGH YIELD FIXED-INCOME FUNDS		61,473,075
Investment Grade Fixed-Income Funds - 43.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)(c)	110,781	11,003,839
Fidelity Investment Grade Bond Central Fund (c)	3,735,472	407,278,529
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		418,282,368
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $464,710,769)		479,755,443
Money Market Central Funds - 7.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	58,226,763	$ 58,226,763
Fidelity Money Market Central Fund, 0.30% (b)	10,324,823	10,324,823
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $68,551,586)		68,551,586
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 4/16/15 (Cost $159,998)	$ 160,000	159,998
Investment Companies - 1.6%
	Shares
iShares MSCI EAFE Index ETF (Cost $15,217,829)	240,579	15,437,953
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $859,277,420)		971,696,530
NET OTHER ASSETS (LIABILITIES) - 0.0%		(80,971)
NET ASSETS - 100%		$ 971,615,559
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,495
Fidelity Commodity Strategy Central Fund	993
Fidelity Consumer Discretionary Central Fund	217,106
Fidelity Consumer Staples Central Fund	264,500
Fidelity Emerging Markets Debt Central Fund	142,685
Fidelity Emerging Markets Equity Central Fund	50,230
Fidelity Energy Central Fund	161,783
Fidelity Financials Central Fund	400,539
Fidelity Floating Rate Central Fund	426,562
Fidelity Health Care Central Fund	112,190
Fidelity High Income Central Fund 1	913,964
Fidelity Industrials Central Fund	190,527
Fidelity Information Technology Central Fund	144,151
Fidelity International Equity Central Fund	794,268
Fidelity Investment Grade Bond Central Fund	5,324,772
Fidelity Materials Central Fund	92,601
Fidelity Money Market Central Fund	13,845
Fidelity Real Estate Equity Central Fund	69,527
Fidelity Telecom Services Central Fund	62,739
Fidelity Utilities Central Fund	119,644
Total	$ 9,548,121
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,097,081	$ 372,697	$ 40,606	$ 2,034,250	0.6%
Fidelity Consumer Discretionary Central Fund	28,519,121	3,936,847	901,428	35,793,045	2.2%
Fidelity Consumer Staples Central Fund	21,243,847	2,943,029	2,492,482	23,256,675	2.0%
Fidelity Emerging Markets Debt Central Fund	4,107,144	781,107	67,676	4,612,184	4.5%
Fidelity Emerging Markets Equity Central Fund	14,092,797	1,779,854	11,214,757	3,892,009	3.1%
Fidelity Energy Central Fund	19,008,861	4,269,740	223,108	20,117,630	2.0%
Fidelity Financials Central Fund	46,778,280	7,565,759	1,434,031	55,559,322	2.2%
Fidelity Floating Rate Central Fund	16,833,483	2,904,559	270,703	19,218,392	1.1%
Fidelity Health Care Central Fund	34,567,961	4,656,367	4,363,525	42,367,534	2.1%
Fidelity High Income Central Fund 1	16,306,904	22,020,734	457,464	37,642,499	4.1%
Fidelity Industrials Central Fund	25,559,578	4,122,631	621,101	31,447,697	2.2%
Fidelity Inflation-Protected Bond Index Central Fund	9,655,040	1,486,816	162,421	11,003,839	3.9%
Fidelity Information Technology Central Fund	45,939,403	9,707,221	1,461,274	58,227,016	2.1%
Fidelity International Equity Central Fund	79,483,079	17,868,237	1,380,254	97,185,606	3.3%
Fidelity Investment Grade Bond Central Fund	351,285,747	68,123,311	18,921,517	407,278,529	5.2%
Fidelity Materials Central Fund	9,594,305	1,353,995	198,816	10,479,770	2.2%
Fidelity Real Estate Equity Central Fund	-	11,028,818	109,960	11,337,668	4.0%
Fidelity Telecom Services Central Fund	5,164,901	947,171	71,734	6,220,180	2.0%
Fidelity Utilities Central Fund	9,429,374	1,450,324	1,173,285	9,873,148	2.1%
Total	$ 739,666,906	$ 167,319,217	$ 45,566,142	$ 887,546,993
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 407,791,550	$ 407,791,550	$ -	$ -
Fixed-Income Central Funds	479,755,443	479,755,443	-	-
Money Market Central Funds	68,551,586	68,551,586	-	-
U.S. Treasury Obligations	159,998	-	159,998	-
Investment Companies	15,437,953	15,437,953	-	-
Total Investments in Securities:	$ 971,696,530	$ 971,536,532	$ 159,998	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.2%
United Kingdom	4.2%
Japan	2.5%
Cayman Islands	1.4%
Ireland	1.3%
Netherlands	1.3%
France	1.2%
Mexico	1.1%
Germany	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	7.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,377,827)	$ 15,597,951
Fidelity Central Funds (cost $843,899,593)	956,098,579
Total Investments (cost $859,277,420)		$ 971,696,530
Cash		42,168
Receivable for investments sold		291,287
Receivable for fund shares sold		999,167
Distributions receivable from Fidelity Central Funds		7,261
Prepaid expenses		940
Other receivables		2,489
Total assets		973,039,842

Liabilities
Payable for investments purchased	$ 274,865
Payable for fund shares redeemed	686,486
Accrued management fee	328,464
Distribution and service plan fees payable	25,897
Other affiliated payables	92,860
Other payables and accrued expenses	15,711
Total liabilities		1,424,283

Net Assets		$ 971,615,559
Net Assets consist of:
Paid in capital		$ 899,993,147
Undistributed net investment income		3,704,099
Accumulated undistributed net realized gain (loss) on investments		(44,500,797)
Net unrealized appreciation (depreciation) on investments		112,419,110
Net Assets		$ 971,615,559

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,691,046 ÷ 2,612,158 shares)		$ 10.98

Maximum offering price per share (100/94.25 of $10.98)		$ 11.65
Class T: Net Asset Value and redemption price per share ($9,474,838 ÷ 864,274 shares)		$ 10.96

Maximum offering price per share (100/96.50 of $10.96)		$ 11.36
Class B: Net Asset Value and offering price per share ($927,068 ÷ 84,404 shares)A		$ 10.98

Class C: Net Asset Value and offering price per share ($18,490,204 ÷ 1,691,309 shares)A		$ 10.93

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($907,957,570 ÷ 82,659,679 shares)		$ 10.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,074,833 ÷ 552,987 shares)		$ 10.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 42
Income from Fidelity Central Funds		9,548,121
Total income		9,548,163

Expenses
Management fee	$ 1,836,031
Transfer agent fees	371,604
Distribution and service plan fees	147,111
Accounting fees and expenses	163,045
Custodian fees and expenses	489
Independent trustees' compensation	1,841
Registration fees	51,362
Audit	22,783
Legal	1,682
Miscellaneous	3,267
Total expenses before reductions	2,599,215
Expense reductions	(5,736)	2,593,479
Net investment income (loss)		6,954,684
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Fidelity Central Funds	(930,338)
Futures contracts	870,355
Capital gain distributions from Fidelity Central Funds	18,928
Total net realized gain (loss)		(41,055)
Change in net unrealized appreciation (depreciation) on investment securities		27,277,473
Net gain (loss)		27,236,418
Net increase (decrease) in net assets resulting from operations		$ 34,191,102

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,954,684	$ 10,941,317
Net realized gain (loss)	(41,055)	1,623,845
Change in net unrealized appreciation (depreciation)	27,277,473	31,586,072
Net increase (decrease) in net assets resulting from operations	34,191,102	44,151,234
Distributions to shareholders from net investment income	(5,964,674)	(10,627,197)
Distributions to shareholders from net realized gain	(24,422,962)	(15,119,456)
Total distributions	(30,387,636)	(25,746,653)
Share transactions - net increase (decrease)	143,264,013	276,870,491
Total increase (decrease) in net assets	147,067,479	295,275,072

Net Assets
Beginning of period	824,548,080	529,273,008
End of period (including undistributed net investment income of $3,704,099 and undistributed net investment income of $2,714,089, respectively)	$ 971,615,559	$ 824,548,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) E	.07	.14	.12	.14	.16	.16
Net realized and unrealized gain (loss)	.32	.59	.66	1.07	(.06)	.70
Total from investment operations	.39	.73	.78	1.21	.10	.86
Distributions from net investment income	(.06)	(.15)	(.10)	(.14)	(.14)	(.15)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.37)	(.43)	(.23)	(.23)	(.42)	(.18)
Net asset value, end of period	$ 10.98	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnB, C, D	3.68%	6.98%	7.88%	13.47%	.91%	9.96%
Ratios to Average Net Assets F, H
Expenses before reductions	.84%A	.85%	.87%	.90%	.95%	1.06%
Expenses net of fee waivers, if any	.84%A	.85%	.87%	.90%	.90%	.90%
Expenses net of all reductions	.84%A	.85%	.86%	.89%	.89%	.89%
Net investment income (loss)	1.30%A	1.31%	1.21%	1.49%	1.61%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,691	$ 25,419	$ 16,042	$ 14,048	$ 10,337	$ 6,308
Portfolio turnover rate G	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.64	$ 10.09	$ 9.12	$ 9.44	$ 8.76
Income from Investment Operations
Net investment income (loss) E	.06	.11	.10	.12	.13	.14
Net realized and unrealized gain (loss)	.32	.59	.66	1.06	(.05)	.70
Total from investment operations	.38	.70	.76	1.18	.08	.84
Distributions from net investment income	(.05)	(.12)	(.08)	(.12)	(.12)	(.13)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.36)	(.40)	(.21)	(.21)	(.40)	(.16)
Net asset value, end of period	$ 10.96	$ 10.94	$ 10.64	$ 10.09	$ 9.12	$ 9.44
Total ReturnB, C, D	3.55%	6.72%	7.62%	13.09%	.68%	9.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10%A	1.12%	1.14%	1.17%	1.19%	1.32%
Expenses net of fee waivers, if any	1.10%A	1.12%	1.14%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.10%A	1.12%	1.13%	1.14%	1.14%	1.14%
Net investment income (loss)	1.03%A	1.04%	.94%	1.24%	1.36%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,475	$ 8,295	$ 6,969	$ 4,803	$ 3,760	$ 2,972
Portfolio turnover rate G	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.95	$ 10.66	$ 10.10	$ 9.12	$ 9.44	$ 8.75
Income from Investment Operations
Net investment income (loss) E	.03	.06	.04	.07	.08	.09
Net realized and unrealized gain (loss)	.33	.58	.67	1.06	(.06)	.71
Total from investment operations	.36	.64	.71	1.13	.02	.80
Distributions from net investment income	(.02)	(.07)	(.02)	(.06)	(.07)	(.08)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.33)	(.35)	(.15)	(.15)	(.34) I	(.11)
Net asset value, end of period	$ 10.98	$ 10.95	$ 10.66	$ 10.10	$ 9.12	$ 9.44
Total ReturnB, C, D	3.37%	6.10%	7.11%	12.56%	.13%	9.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.58%A	1.61%	1.68%	1.70%	1.73%	1.82%
Expenses net of fee waivers, if any	1.58%A	1.61%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.58%A	1.61%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.56%A	.55%	.43%	.74%	.86%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 927	$ 1,189	$ 776	$ 839	$ 856	$ 1,075
Portfolio turnover rate G	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.62	$ 10.08	$ 9.11	$ 9.43	$ 8.76
Income from Investment Operations
Net investment income (loss) E	.03	.06	.04	.07	.08	.09
Net realized and unrealized gain (loss)	.32	.58	.66	1.06	(.05)	.70
Total from investment operations	.35	.64	.70	1.13	.03	.79
Distributions from net investment income	(.02)	(.07)	(.03)	(.08)	(.08)	(.09)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.33)	(.35)	(.16)	(.16) J	(.35) I	(.12)
Net asset value, end of period	$ 10.93	$ 10.91	$ 10.62	$ 10.08	$ 9.11	$ 9.43
Total ReturnB, C, D	3.30%	6.17%	7.02%	12.59%	.22%	9.07%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62%A	1.62%	1.64%	1.67%	1.70%	1.82%
Expenses net of fee waivers, if any	1.62%A	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62%A	1.62%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.52%A	.54%	.44%	.74%	.86%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,490	$ 15,769	$ 9,272	$ 6,814	$ 3,911	$ 2,193
Portfolio turnover rate G	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share. J Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) D	.09	.17	.16	.18	.18	.18
Net realized and unrealized gain (loss)	.32	.59	.65	1.06	(.06)	.71
Total from investment operations	.41	.76	.81	1.24	.12	.89
Distributions from net investment income	(.08)	(.18)	(.13)	(.17)	(.17)	(.18)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.39)	(.46)	(.26)	(.26)	(.44) H	(.21)
Net asset value, end of period	$ 10.98	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnB, C	3.84%	7.29%	8.21%	13.78%	1.17%	10.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.55%A	.56%	.57%	.59%	.64%	.76%
Expenses net of fee waivers, if any	.55%A	.56%	.57%	.59%	.64%	.65%
Expenses net of all reductions	.54%A	.56%	.56%	.58%	.63%	.64%
Net investment income (loss)	1.59%A	1.60%	1.51%	1.81%	1.87%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 907,958	$ 769,619	$ 495,019	$ 328,995	$ 146,236	$ 77,613
Portfolio turnover rate F	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) D	.09	.17	.15	.17	.18	.18
Net realized and unrealized gain (loss)	.33	.58	.66	1.06	(.06)	.71
Total from investment operations	.42	.75	.81	1.23	.12	.89
Distributions from net investment income	(.08)	(.18)	(.13)	(.16)	(.16)	(.18)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.39)	(.45) H	(.26)	(.25)	(.44)	(.21)
Net asset value, end of period	$ 10.99	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnB, C	3.92%	7.25%	8.15%	13.74%	1.15%	10.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.55%A	.58%	.63%	.66%	.68%	.76%
Expenses net of fee waivers, if any	.55%A	.58%	.63%	.65%	.65%	.65%
Expenses net of all reductions	.55%A	.57%	.62%	.64%	.64%	.64%
Net investment income (loss)	1.59%A	1.59%	1.45%	1.74%	1.86%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,075	$ 4,256	$ 1,196	$ 911	$ 580	$ 882
Portfolio turnover rate F	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	0.7
Facebook, Inc. Class A	0.5	0.4
Actavis PLC	0.5	0.4
The Walt Disney Co.	0.4	0.3
Citigroup, Inc.	0.4	0.4
JPMorgan Chase & Co.	0.3	0.4
Medtronic PLC	0.3	0.3
Bank of America Corp.	0.3	0.4
Google, Inc. Class C	0.3	0.3
Google, Inc. Class A	0.3	0.3
	4.4
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.8	17.8
Consumer Discretionary	9.1	7.8
Information Technology	8.4	7.8
Health Care	7.9	6.8
Industrials	7.0	6.4
Top Five Bond Issuers as of March 31, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.5	12.4
Fannie Mae	3.7	7.3
Ginnie Mae	1.5	1.2
Citigroup, Inc.	1.1	0.2
Freddie Mac	1.0	1.0
	15.8
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 14.7%	U.S. Government and U.S. Government Agency Obligations 21.9%
AAA,AA,A 7.7%	AAA,AA,A 4.5%
BBB 10.8%	BBB 10.8%
BB and Below 8.8%	BB and Below 4.7%
Not Rated 0.7%	Not Rated 0.3%
Equities* 52.8%	Equities** 50.4%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 7.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 52.6%	Stock Class and Equity Futures** 50.7%
Bond Class 41.4%	Bond Class 41.7%
Short-Term Class 6.0%	Short-Term Class 7.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 25.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 51.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (e)	2,230,939	$ 16,486,642
Fidelity Consumer Discretionary Central Fund (e)	1,572,683	384,804,129
Fidelity Consumer Staples Central Fund (e)	1,123,734	247,468,792
Fidelity Emerging Markets Equity Central Fund (e)	204,640	41,588,889
Fidelity Energy Central Fund (e)	1,635,045	213,814,816
Fidelity Financials Central Fund (e)	6,703,974	593,301,708
Fidelity Health Care Central Fund (e)	1,200,731	451,282,822
Fidelity Industrials Central Fund (e)	1,416,225	334,880,603
Fidelity Information Technology Central Fund (e)	2,188,353	620,113,673
Fidelity International Equity Central Fund (e)	13,081,017	1,047,789,479
Fidelity Materials Central Fund (e)	498,612	111,549,545
Fidelity Real Estate Equity Central Fund (e)	901,414	96,793,865
Fidelity Telecom Services Central Fund (e)	364,966	61,726,710
Fidelity Utilities Central Fund (e)	660,690	104,838,350
TOTAL EQUITY CENTRAL FUNDS (Cost $2,707,718,229)		4,326,440,023
Fixed-Income Central Funds - 44.4%

High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (e)	4,096,274	39,160,381
Fidelity Floating Rate Central Fund (e)	1,551,432	163,815,674
Fidelity High Income Central Fund 1 (e)	3,203,484	323,487,857
TOTAL HIGH YIELD FIXED-INCOME FUNDS		526,463,912
Investment Grade Fixed-Income Funds - 38.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)(e)	944,142	93,781,662
Fidelity Investment Grade Bond Central Fund (e)	28,294,474	3,084,946,449
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,178,728,111
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,474,564,403)		3,705,192,023
Money Market Central Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	110,687,214	$ 110,687,214
Fidelity Money Market Central Fund, 0.30% (b)	55,344,512	55,344,512
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	20,482,000	20,482,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $186,513,726)		186,513,726
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 4/16/15 (Cost $859,989)	$ 860,000	859,989
Investment Companies - 1.9%
	Shares
iShares MSCI EAFE Index ETF (d) (Cost $151,951,324)	2,412,097	154,784,264
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,521,607,671)		8,373,790,025
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(21,911,634)
NET ASSETS - 100%		$ 8,351,878,391
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 168,808
Fidelity Commodity Strategy Central Fund	9,015
Fidelity Consumer Discretionary Central Fund	2,452,778
Fidelity Consumer Staples Central Fund	2,949,224
Fidelity Emerging Markets Debt Central Fund	1,302,622
Fidelity Emerging Markets Equity Central Fund	554,269
Fidelity Energy Central Fund	1,825,460
Fidelity Financials Central Fund	4,606,749
Fidelity Floating Rate Central Fund	3,890,307
Fidelity Health Care Central Fund	1,275,102
Fidelity High Income Central Fund 1	8,337,728
Fidelity Industrials Central Fund	2,155,158
Fidelity Information Technology Central Fund	1,617,848
Fidelity International Equity Central Fund	9,023,484
Fidelity Investment Grade Bond Central Fund	42,961,300
Fidelity Materials Central Fund	1,054,105
Fidelity Money Market Central Fund	74,212
Fidelity Real Estate Equity Central Fund	630,154
Fidelity Securities Lending Cash Central Fund	846
Fidelity Telecom Services Central Fund	675,498
Fidelity Utilities Central Fund	1,368,948
Total	$ 86,933,615
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 20,470,784	$ 219,785	$ 691,567	$ 16,486,642	5.2%
Fidelity Consumer Discretionary Central Fund	349,029,597	5,204,453	18,363,012	384,804,129	23.7%
Fidelity Consumer Staples Central Fund	260,890,931	4,919,004	37,050,921	247,468,792	21.0%
Fidelity Emerging Markets Debt Central Fund	40,494,059	1,830,107	1,152,617	39,160,381	36.6%
Fidelity Emerging Markets Equity Central Fund	163,068,383	1,726,948	114,636,588	41,588,889	33.4%
Fidelity Energy Central Fund	235,160,131	18,458,030	4,177,908	213,814,816	20.9%
Fidelity Financials Central Fund	572,892,452	9,571,484	20,244,078	593,301,708	23.4%
Fidelity Floating Rate Central Fund	165,566,828	5,295,343	4,610,460	163,815,674	9.4%
Fidelity Health Care Central Fund	427,242,889	4,656,643	66,352,615	451,282,822	22.4%
Fidelity High Income Central Fund 1	158,322,446	174,696,426	7,038,425	323,487,857	34.8%
Fidelity Industrials Central Fund	311,842,081	4,883,348	9,681,945	334,880,603	23.6%
Fidelity Inflation-Protected Bond Index Central Fund	95,507,367	843,078	2,766,270	93,781,662	33.4%
Fidelity Information Technology Central Fund	562,454,955	35,663,085	23,255,961	620,113,673	22.3%
Fidelity International Equity Central Fund	1,007,434,589	58,005,870	29,510,135	1,047,789,479	35.3%
Fidelity Investment Grade Bond Central Fund	3,060,845,980	189,011,010	220,399,399	3,084,946,449	39.4%
Fidelity Materials Central Fund	117,717,077	2,739,516	5,745,948	111,549,545	23.8%
Fidelity Real Estate Equity Central Fund	-	94,202,360	1,194,795	96,793,865	34.3%
Fidelity Telecom Services Central Fund	59,838,623	1,298,206	1,342,218	61,726,710	20.3%
Fidelity Utilities Central Fund	116,214,245	2,322,495	15,900,895	104,838,350	22.3%
Total	$ 7,724,993,417	$ 615,547,191	$ 584,115,757	$ 8,031,632,046
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,326,440,023	$ 4,326,440,023	$ -	$ -
Fixed-Income Central Funds	3,705,192,023	3,705,192,023	-	-
Money Market Central Funds	186,513,726	186,513,726	-	-
U.S. Treasury Obligations	859,989	-	859,989	-
Investment Companies	154,784,264	154,784,264	-	-
Total Investments in Securities:	$ 8,373,790,025	$ 8,372,930,036	$ 859,989	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	74.4%
United Kingdom	4.4%
Japan	2.9%
Ireland	1.7%
Cayman Islands	1.6%
France	1.4%
Netherlands	1.4%
Switzerland	1.2%
Germany	1.2%
Mexico	1.0%
Others (Individually Less Than 1%)	8.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,764,360) - See accompanying schedule: Unaffiliated issuers (cost $152,811,313)	$ 155,644,253
Fidelity Central Funds (cost $6,368,796,358)	8,218,145,772
Total Investments (cost $6,521,607,671)		$ 8,373,790,025
Receivable for investments sold		3,742,270
Receivable for fund shares sold		4,151,716
Distributions receivable from Fidelity Central Funds		16,822
Prepaid expenses		9,387
Other receivables		246,518
Total assets		8,381,956,738

Liabilities
Payable for fund shares redeemed	$ 4,765,634
Accrued management fee	3,466,417
Distribution and service plan fees payable	66,091
Other affiliated payables	1,065,950
Other payables and accrued expenses	232,255
Collateral on securities loaned, at value	20,482,000
Total liabilities		30,078,347

Net Assets		$ 8,351,878,391
Net Assets consist of:
Paid in capital		$ 7,348,769,546
Undistributed net investment income		29,802,805
Accumulated undistributed net realized gain (loss) on investments		(878,876,314)
Net unrealized appreciation (depreciation) on investments		1,852,182,354
Net Assets		$ 8,351,878,391

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($73,453,841 ÷ 4,214,732 shares)		$ 17.43

Maximum offering price per share (100/94.25 of $17.43)		$ 18.49
Class T: Net Asset Value and redemption price per share ($35,710,462 ÷ 2,051,416 shares)		$ 17.41

Maximum offering price per share (100/96.50 of $17.41)		$ 18.04
Class B: Net Asset Value and offering price per share ($3,035,444 ÷ 174,653 shares)A		$ 17.38

Class C: Net Asset Value and offering price per share ($41,037,345 ÷ 2,370,491 shares)A		$ 17.31

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($8,167,287,337 ÷ 466,864,470 shares)		$ 17.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,353,962 ÷ 1,795,160 shares)		$ 17.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 343
Income from Fidelity Central Funds		86,933,615
Total income		86,933,958

Expenses
Management fee	$ 20,459,967
Transfer agent fees	5,544,763
Distribution and service plan fees	388,815
Accounting and security lending fees	748,768
Custodian fees and expenses	705
Independent trustees' compensation	17,888
Appreciation in deferred trustee compensation account	217
Registration fees	90,276
Audit	21,549
Legal	35,015
Miscellaneous	29,625
Total expenses before reductions	27,337,588
Expense reductions	(64,243)	27,273,345
Net investment income (loss)		59,660,613
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,388,399
Fidelity Central Funds	63,905,671
Futures contracts	7,127,916
Capital gain distributions from Fidelity Central Funds	176,869
Total net realized gain (loss)		73,598,855
Change in net unrealized appreciation (depreciation) on investment securities		214,134,458
Net gain (loss)		287,733,313
Net increase (decrease) in net assets resulting from operations		$ 347,393,926

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 59,660,613	$ 121,717,370
Net realized gain (loss)	73,598,855	110,762,468
Change in net unrealized appreciation (depreciation)	214,134,458	394,152,737
Net increase (decrease) in net assets resulting from operations	347,393,926	626,632,575
Distributions to shareholders from net investment income	(54,307,021)	(124,253,233)
Distributions to shareholders from net realized gain	(522,702,473)	(387,669,599)
Total distributions	(577,009,494)	(511,922,832)
Share transactions - net increase (decrease)	444,890,239	477,669,886
Total increase (decrease) in net assets	215,274,671	592,379,629

Net Assets
Beginning of period	8,136,603,720	7,544,224,091
End of period (including undistributed net investment income of $29,802,805 and undistributed net investment income of $24,449,213, respectively)	$ 8,351,878,391	$ 8,136,603,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.99	$ 17.78	$ 16.36	$ 14.43	$ 14.64	$ 13.48
Income from Investment Operations
Net investment income (loss) E	.10	.22	.19	.21	.22	.23
Net realized and unrealized gain (loss)	.61	1.13	1.43	1.98	(.19)	1.17
Total from investment operations	.71	1.35	1.62	2.19	.03	1.40
Distributions from net investment income	(.10)	(.23)	(.19)	(.23)	(.22)	(.24)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.27)	(1.14)	(.20) I	(.26) J	(.24)	(.24)
Net asset value, end of period	$ 17.43	$ 17.99	$ 17.78	$ 16.36	$ 14.43	$ 14.64
Total ReturnB, C, D	4.20%	7.96%	10.01%	15.31%	.11%	10.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.96%A	.95%	.99%	1.01%	1.01%	.98%
Expenses net of fee waivers, if any	.96%A	.95%	.99%	1.01%	1.01%	.98%
Expenses net of all reductions	.95%A	.95%	.98%	1.00%	1.00%	.96%
Net investment income (loss)	1.17%A	1.24%	1.12%	1.35%	1.43%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,454	$ 72,246	$ 74,128	$ 61,693	$ 48,154	$ 44,879
Portfolio turnover rate G	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share. J Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.97	$ 17.76	$ 16.34	$ 14.41	$ 14.63	$ 13.47
Income from Investment Operations
Net investment income (loss) E	.08	.17	.15	.17	.19	.19
Net realized and unrealized gain (loss)	.60	1.14	1.43	1.98	(.20)	1.17
Total from investment operations	.68	1.31	1.58	2.15	(.01)	1.36
Distributions from net investment income	(.07)	(.19)	(.15)	(.20)	(.19)	(.20)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.24)	(1.10)	(.16) I	(.22)	(.21)	(.20)
Net asset value, end of period	$ 17.41	$ 17.97	$ 17.76	$ 16.34	$ 14.41	$ 14.63
Total ReturnB, C, D	4.05%	7.69%	9.76%	15.06%	(.16)%	10.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22%A	1.22%	1.24%	1.24%	1.23%	1.22%
Expenses net of fee waivers, if any	1.22%A	1.22%	1.24%	1.24%	1.23%	1.22%
Expenses net of all reductions	1.22%A	1.22%	1.22%	1.23%	1.22%	1.21%
Net investment income (loss)	.90%A	.97%	.87%	1.12%	1.21%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,710	$ 32,372	$ 28,826	$ 22,505	$ 19,679	$ 17,343
Portfolio turnover rate G	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.94	$ 17.73	$ 16.31	$ 14.38	$ 14.59	$ 13.44
Income from Investment Operations
Net investment income (loss) E	.04	.09	.06	.09	.11	.11
Net realized and unrealized gain (loss)	.60	1.13	1.44	1.98	(.20)	1.17
Total from investment operations	.64	1.22	1.50	2.07	(.09)	1.28
Distributions from net investment income	(.03)	(.10)	(.06)	(.11)	(.10)	(.13)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.20)	(1.01)	(.08)	(.14) I	(.12)	(.13)
Net asset value, end of period	$ 17.38	$ 17.94	$ 17.73	$ 16.31	$ 14.38	$ 14.59
Total ReturnB, C, D	3.79%	7.17%	9.20%	14.47%	(.65)%	9.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69%A	1.70%	1.74%	1.76%	1.76%	1.78%
Expenses net of fee waivers, if any	1.69%A	1.70%	1.74%	1.76%	1.76%	1.78%
Expenses net of all reductions	1.69%A	1.70%	1.72%	1.75%	1.75%	1.77%
Net investment income (loss)	.43%A	.49%	.37%	.61%	.68%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,035	$ 3,579	$ 3,882	$ 4,186	$ 4,109	$ 4,843
Portfolio turnover rate G	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.88	$ 17.68	$ 16.27	$ 14.35	$ 14.57	$ 13.42
Income from Investment Operations
Net investment income (loss) E	.03	.08	.06	.09	.11	.12
Net realized and unrealized gain (loss)	.60	1.13	1.43	1.98	(.19)	1.17
Total from investment operations	.63	1.21	1.49	2.07	(.08)	1.29
Distributions from net investment income	(.03)	(.10)	(.07)	(.12)	(.11)	(.14)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.20)	(1.01)	(.08) I	(.15) J	(.14) K	(.14)
Net asset value, end of period	$ 17.31	$ 17.88	$ 17.68	$ 16.27	$ 14.35	$ 14.57
Total ReturnB, C, D	3.74%	7.16%	9.21%	14.49%	(.64)%	9.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.72%A	1.72%	1.74%	1.75%	1.74%	1.74%
Expenses net of fee waivers, if any	1.72%A	1.72%	1.74%	1.75%	1.74%	1.74%
Expenses net of all reductions	1.72%A	1.72%	1.73%	1.74%	1.73%	1.73%
Net investment income (loss)	.40%A	.47%	.37%	.61%	.71%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,037	$ 38,792	$ 31,204	$ 21,859	$ 17,320	$ 14,274
Portfolio turnover rate G	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share. J Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share. K Total distributions of $.14 per share is comprised of distributions from net investment income of $.11 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.06	$ 17.84	$ 16.41	$ 14.47	$ 14.68	$ 13.51
Income from Investment Operations
Net investment income (loss) D	.13	.28	.24	.26	.27	.26
Net realized and unrealized gain (loss)	.59	1.14	1.44	1.99	(.19)	1.18
Total from investment operations	.72	1.42	1.68	2.25	.08	1.44
Distributions from net investment income	(.12)	(.29)	(.24)	(.28)	(.26)	(.27)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.29)	(1.20)	(.25) H	(.31) I	(.29) J	(.27)
Net asset value, end of period	$ 17.49	$ 18.06	$ 17.84	$ 16.41	$ 14.47	$ 14.68
Total ReturnB, C	4.28%	8.33%	10.38%	15.71%	.41%	10.79%
Ratios to Average Net Assets E, G
Expenses before reductions	.66%A	.66%	.68%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.66%A	.66%	.67%	.69%	.70%	.71%
Expenses net of all reductions	.66%A	.66%	.66%	.68%	.69%	.70%
Net investment income (loss)	1.47%A	1.53%	1.43%	1.67%	1.75%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,167,287	$ 7,956,041	$ 7,384,756	$ 6,838,743	$ 5,878,293	$ 6,308,311
Portfolio turnover rate F	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share. I Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share. J Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.03	$ 17.81	$ 16.39	$ 14.46	$ 14.67	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.13	.27	.24	.25	.26	.26
Net realized and unrealized gain (loss)	.60	1.14	1.43	1.98	(.19)	1.19
Total from investment operations	.73	1.41	1.67	2.23	.07	1.45
Distributions from net investment income	(.12)	(.28)	(.23)	(.27)	(.26)	(.28)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.29)	(1.19)	(.25)	(.30) H	(.28)	(.28)
Net asset value, end of period	$ 17.47	$ 18.03	$ 17.81	$ 16.39	$ 14.46	$ 14.67
Total ReturnB, C	4.32%	8.29%	10.28%	15.58%	.37%	10.87%
Ratios to Average Net Assets E, G
Expenses before reductions	.70%A	.71%	.72%	.75%	.74%	.71%
Expenses net of fee waivers, if any	.70%A	.71%	.72%	.75%	.74%	.71%
Expenses net of all reductions	.70%A	.71%	.71%	.74%	.73%	.69%
Net investment income (loss)	1.42%A	1.48%	1.39%	1.61%	1.71%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,354	$ 33,575	$ 21,429	$ 14,732	$ 7,316	$ 5,154
Portfolio turnover rate F	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.3	0.9
Facebook, Inc. Class A	0.6	0.4
Actavis PLC	0.6	0.5
The Walt Disney Co.	0.5	0.4
Citigroup, Inc.	0.4	0.4
JPMorgan Chase & Co.	0.4	0.4
Medtronic PLC	0.4	0.3
Google, Inc. Class C	0.4	0.4
Google, Inc. Class A	0.4	0.4
Bank of America Corp.	0.4	0.4
	5.4
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	17.5
Consumer Discretionary	9.6	8.7
Information Technology	9.6	9.3
Health Care	9.2	8.2
Industrials	7.9	7.3
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 12.2%	U.S. Government and U.S. Government Agency Obligations 18.6%
AAA,AA,A 6.3%	AAA,AA,A 3.7%
BBB 8.8%	BBB 9.0%
BB and Below 7.4%	BB and Below 3.6%
Not Rated 0.5%	Not Rated 0.3%
Equities* 62.6%	Equities** 59.8%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 5.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 62.2%	Stock Class and Equity Futures** 60.7%
Bond Class 34.1%	Bond Class 34.9%
Short-Term Class 3.7%	Short-Term Class 4.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 28.8% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	411,263	$ 3,039,235
Fidelity Consumer Discretionary Central Fund (c)	327,656	80,170,895
Fidelity Consumer Staples Central Fund (c)	238,839	52,597,151
Fidelity Emerging Markets Equity Central Fund (c)	44,098	8,962,000
Fidelity Energy Central Fund (c)	343,227	44,883,740
Fidelity Financials Central Fund (c)	1,402,480	124,119,496
Fidelity Health Care Central Fund (c)	254,071	95,490,007
Fidelity Industrials Central Fund (c)	297,559	70,360,761
Fidelity Information Technology Central Fund (c)	462,596	131,085,875
Fidelity International Equity Central Fund (c)	2,842,620	227,693,863
Fidelity Materials Central Fund (c)	105,279	23,552,930
Fidelity Real Estate Equity Central Fund (c)	160,115	17,193,191
Fidelity Telecom Services Central Fund (c)	79,481	13,442,573
Fidelity Utilities Central Fund (c)	142,357	22,589,206
TOTAL EQUITY CENTRAL FUNDS (Cost $664,897,237)		915,180,923
Fixed-Income Central Funds - 36.5%

High Yield Fixed-Income Funds - 5.3%
Fidelity Emerging Markets Debt Central Fund (c)	727,530	6,955,183
Fidelity Floating Rate Central Fund (c)	132,514	13,992,205
Fidelity High Income Central Fund 1 (c)	568,180	57,374,841
TOTAL HIGH YIELD FIXED-INCOME FUNDS		78,322,229
Investment Grade Fixed-Income Funds - 31.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(c)	168,465	16,733,638
Fidelity Investment Grade Bond Central Fund (c)	4,109,269	448,033,550
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		464,767,188
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $524,462,125)		543,089,417
Money Market Central Funds - 0.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b) (Cost $264,409)	264,409	$ 264,409
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 4/16/15 (Cost $219,997)	$ 220,000	219,997
Investment Companies - 2.1%
	Shares
iShares MSCI EAFE Index ETF (Cost $30,742,405)	487,417	31,277,549
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,220,586,173)		1,490,032,295
NET OTHER ASSETS (LIABILITIES) - 0.0%		(248,386)
NET ASSETS - 100%		$ 1,489,783,909
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,170
Fidelity Commodity Strategy Central Fund	1,528
Fidelity Consumer Discretionary Central Fund	493,572
Fidelity Consumer Staples Central Fund	600,337
Fidelity Emerging Markets Debt Central Fund	219,701
Fidelity Emerging Markets Equity Central Fund	96,529
Fidelity Energy Central Fund	369,191
Fidelity Financials Central Fund	908,115
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 316,274
Fidelity Health Care Central Fund	256,367
Fidelity High Income Central Fund 1	1,433,541
Fidelity Industrials Central Fund	430,275
Fidelity Information Technology Central Fund	327,545
Fidelity International Equity Central Fund	1,911,524
Fidelity Investment Grade Bond Central Fund	5,999,409
Fidelity Materials Central Fund	210,050
Fidelity Real Estate Equity Central Fund	107,655
Fidelity Telecom Services Central Fund	137,943
Fidelity Utilities Central Fund	273,228
Total	$ 14,107,954
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 3,272,057	$ 451,276	$ 77,249	$ 3,039,235	1.0%
Fidelity Consumer Discretionary Central Fund	65,587,086	7,414,657	2,528,650	80,170,895	4.9%
Fidelity Consumer Staples Central Fund	48,995,079	5,417,135	5,425,595	52,597,151	4.5%
Fidelity Emerging Markets Debt Central Fund	6,409,677	998,576	128,748	6,955,183	6.7%
Fidelity Emerging Markets Equity Central Fund	27,387,377	2,846,855	19,830,997	8,962,000	7.2%
Fidelity Energy Central Fund	44,754,610	7,726,670	675,420	44,883,740	4.4%
Fidelity Financials Central Fund	107,841,822	13,404,228	3,128,472	124,119,496	4.9%
Fidelity Floating Rate Central Fund	12,620,463	1,820,924	263,859	13,992,205	0.8%
Fidelity Health Care Central Fund	79,869,175	8,466,985	10,074,013	95,490,007	4.7%
Fidelity High Income Central Fund 1	24,479,691	34,141,060	861,565	57,374,841	6.2%
Fidelity Industrials Central Fund	58,752,305	7,379,916	1,182,851	70,360,761	5.0%
Fidelity Inflation-Protected Bond Index Central Fund	15,206,746	1,798,996	308,995	16,733,638	6.0%
Fidelity Information Technology Central Fund	105,422,442	19,220,771	2,664,761	131,085,875	4.7%
Fidelity International Equity Central Fund	196,706,354	32,233,223	4,118,438	227,693,863	7.7%
Fidelity Investment Grade Bond Central Fund	409,665,548	61,952,645	31,148,257	448,033,550	5.7%
Fidelity Materials Central Fund	22,067,642	2,501,208	402,328	23,552,930	5.0%
Fidelity Real Estate Equity Central Fund	-	16,725,753	185,358	17,193,191	6.1%
Fidelity Telecom Services Central Fund	11,563,019	1,698,524	217,251	13,442,573	4.4%
Fidelity Utilities Central Fund	21,744,979	2,567,948	2,119,016	22,589,206	4.8%
Total	$ 1,262,346,072	$ 228,767,350	$ 85,341,823	$ 1,458,270,340
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 915,180,923	$ 915,180,923	$ -	$ -
Fixed-Income Central Funds	543,089,417	543,089,417	-	-
Money Market Central Funds	264,409	264,409	-	-
U.S. Treasury Obligations	219,997	-	219,997	-
Investment Companies	31,277,549	31,277,549	-	-
Total Investments in Securities:	$ 1,490,032,295	$ 1,489,812,298	$ 219,997	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	71.2%
United Kingdom	5.2%
Japan	3.3%
Ireland	2.1%
France	1.6%
Switzerland	1.6%
Cayman Islands	1.6%
Germany	1.4%
Netherlands	1.4%
Others (Individually Less Than 1%)	10.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $30,962,402)	$ 31,497,546
Fidelity Central Funds (cost $1,189,623,771)	1,458,534,749
Total Investments (cost $1,220,586,173)		$ 1,490,032,295
Cash		19,514
Receivable for investments sold		646,463
Receivable for fund shares sold		1,109,083
Distributions receivable from Fidelity Central Funds		120
Prepaid expenses		1,513
Other receivables		5,615
Total assets		1,491,814,603

Liabilities
Payable for investments purchased	$ 206,739
Payable for fund shares redeemed	891,665
Accrued management fee	677,430
Transfer agent fee payable	145,056
Distribution and service plan fees payable	44,717
Other affiliated payables	49,373
Other payables and accrued expenses	15,714
Total liabilities		2,030,694

Net Assets		$ 1,489,783,909
Net Assets consist of:
Paid in capital		$ 1,331,595,857
Undistributed net investment income		4,538,058
Accumulated undistributed net realized gain (loss) on investments		(115,796,128)
Net unrealized appreciation (depreciation) on investments		269,446,122
Net Assets		$ 1,489,783,909

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,766,236 ÷ 5,002,314 shares)		$ 11.35

Maximum offering price per share (100/94.25 of $11.35)		$ 12.04
Class T: Net Asset Value and redemption price per share ($16,871,165 ÷ 1,492,554 shares)		$ 11.30

Maximum offering price per share (100/96.50 of $11.30)		$ 11.71
Class B: Net Asset Value and offering price per share ($1,542,653 ÷ 135,820 shares)A		$ 11.36

Class C: Net Asset Value and offering price per share ($29,906,791 ÷ 2,671,122 shares)A		$ 11.20

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($1,368,072,187 ÷ 120,169,342 shares)		$ 11.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,624,877 ÷ 1,459,428 shares)		$ 11.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 81
Income from Fidelity Central Funds		14,107,954
Total income		14,108,035

Expenses
Management fee	$ 3,817,666
Transfer agent fees	837,807
Distribution and service plan fees	255,013
Accounting fees and expenses	280,098
Custodian fees and expenses	491
Independent trustees' compensation	2,877
Registration fees	75,217
Audit	22,783
Legal	2,650
Miscellaneous	5,196
Total expenses before reductions	5,299,798
Expense reductions	(12,579)	5,287,219
Net investment income (loss)		8,820,816
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Fidelity Central Funds	(1,598,605)
Futures contracts	1,537,357
Capital gain distributions from Fidelity Central Funds	29,342
Total net realized gain (loss)		(31,906)
Change in net unrealized appreciation (depreciation) on: Investment securities	54,632,491
Futures contracts	100,946
Total change in net unrealized appreciation (depreciation)		54,733,437
Net gain (loss)		54,701,531
Net increase (decrease) in net assets resulting from operations		$ 63,522,347

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,820,816	$ 15,720,508
Net realized gain (loss)	(31,906)	3,083,410
Change in net unrealized appreciation (depreciation)	54,733,437	75,693,397
Net increase (decrease) in net assets resulting from operations	63,522,347	94,497,315
Distributions to shareholders from net investment income	(17,475,457)	(10,626,498)
Distributions to shareholders from net realized gain	(64,516,613)	(44,197,173)
Total distributions	(81,992,070)	(54,823,671)
Share transactions - net increase (decrease)	211,400,534	322,567,151
Total increase (decrease) in net assets	192,930,811	362,240,795

Net Assets
Beginning of period	1,296,853,098	934,612,303
End of period (including undistributed net investment income of $4,538,058 and undistributed net investment income of $13,192,699, respectively)	$ 1,489,783,909	$ 1,296,853,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.17	$ 10.16	$ 8.76	$ 9.19	$ 8.41
Income from Investment Operations
Net investment income (loss) E	.06	.12	.11	.12	.13	.13
Net realized and unrealized gain (loss)	.44	.83	1.10	1.38	(.20)	.76
Total from investment operations	.50	.95	1.21	1.50	(.07)	.89
Distributions from net investment income	(.12)	(.09)	(.09)	(.08)	(.09)	(.09)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.68)	(.59)	(.20)	(.10)	(.36) I	(.11)
Net asset value, end of period	$ 11.35	$ 11.53	$ 11.17	$ 10.16	$ 8.76	$ 9.19
Total ReturnB, C, D	4.55%	8.87%	12.15%	17.27%	(1.05)%	10.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03%A	1.03%	1.06%	1.09%	1.12%	1.22%
Expenses net of fee waivers, if any	1.03%A	1.03%	1.06%	1.09%	1.10%	1.10%
Expenses net of all reductions	1.03%A	1.03%	1.05%	1.08%	1.09%	1.08%
Net investment income (loss)	1.00%A	1.08%	1.02%	1.26%	1.39%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,766	$ 53,382	$ 41,926	$ 37,312	$ 30,707	$ 20,690
Portfolio turnover rate G	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 11.12	$ 10.12	$ 8.72	$ 9.15	$ 8.38
Income from Investment Operations
Net investment income (loss) E	.04	.09	.08	.10	.11	.10
Net realized and unrealized gain (loss)	.43	.84	1.09	1.38	(.21)	.76
Total from investment operations	.47	.93	1.17	1.48	(.10)	.86
Distributions from net investment income	(.09)	(.07)	(.06)	(.06)	(.07)	(.07)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.65)	(.57)	(.17)	(.08)	(.33)	(.09)
Net asset value, end of period	$ 11.30	$ 11.48	$ 11.12	$ 10.12	$ 8.72	$ 9.15
Total ReturnB, C, D	4.29%	8.66%	11.78%	17.12%	(1.34)%	10.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30%A	1.30%	1.32%	1.34%	1.37%	1.45%
Expenses net of fee waivers, if any	1.30%A	1.30%	1.32%	1.34%	1.35%	1.35%
Expenses net of all reductions	1.29%A	1.30%	1.31%	1.33%	1.34%	1.33%
Net investment income (loss)	.74%A	.81%	.76%	1.01%	1.14%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,871	$ 14,759	$ 13,639	$ 11,380	$ 8,045	$ 6,035
Portfolio turnover rate G	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 11.12	$ 10.11	$ 8.69	$ 9.12	$ 8.37
Income from Investment Operations
Net investment income (loss) E	.01	.03	.02	.05	.06	.06
Net realized and unrealized gain (loss)	.44	.83	1.10	1.39	(.21)	.75
Total from investment operations	.45	.86	1.12	1.44	(.15)	.81
Distributions from net investment income	(.02)	-	-	-	(.02)	(.04)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.57) I	(.50)	(.11)	(.02)	(.28)	(.06)
Net asset value, end of period	$ 11.36	$ 11.48	$ 11.12	$ 10.11	$ 8.69	$ 9.12
Total ReturnB, C, D	4.16%	8.01%	11.21%	16.53%	(1.82)%	9.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80%A	1.82%	1.89%	1.92%	1.95%	2.05%
Expenses net of fee waivers, if any	1.80%A	1.82%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.80%A	1.82%	1.84%	1.84%	1.84%	1.83%
Net investment income (loss)	.24%A	.29%	.23%	.50%	.64%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,543	$ 1,667	$ 1,756	$ 1,745	$ 1,833	$ 1,987
Portfolio turnover rate G	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.57 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.555 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 11.04	$ 10.06	$ 8.67	$ 9.10	$ 8.37
Income from Investment Operations
Net investment income (loss) E	.01	.04	.02	.05	.06	.06
Net realized and unrealized gain (loss)	.44	.81	1.10	1.38	(.20)	.74
Total from investment operations	.45	.85	1.12	1.43	(.14)	.80
Distributions from net investment income	(.04)	(.04)	(.02)	(.02)	(.03)	(.05)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.60)	(.54)	(.14) I	(.04)	(.29)	(.07)
Net asset value, end of period	$ 11.20	$ 11.35	$ 11.04	$ 10.06	$ 8.67	$ 9.10
Total ReturnB, C, D	4.18%	7.98%	11.24%	16.55%	(1.79)%	9.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80%A	1.80%	1.84%	1.88%	1.90%	1.97%
Expenses net of fee waivers, if any	1.80%A	1.80%	1.84%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.79%A	1.80%	1.83%	1.84%	1.83%	1.83%
Net investment income (loss)	.24%A	.31%	.24%	.50%	.64%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,907	$ 25,867	$ 18,390	$ 10,185	$ 6,928	$ 4,256
Portfolio turnover rate G	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 11.22	$ 10.21	$ 8.80	$ 9.22	$ 8.43
Income from Investment Operations
Net investment income (loss) D	.07	.16	.14	.15	.16	.15
Net realized and unrealized gain (loss)	.43	.84	1.10	1.39	(.21)	.76
Total from investment operations	.50	1.00	1.24	1.54	(.05)	.91
Distributions from net investment income	(.16)	(.13)	(.12)	(.11)	(.11)	(.10)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.71) H	(.63)	(.23)	(.13)	(.37)	(.12)
Net asset value, end of period	$ 11.38	$ 11.59	$ 11.22	$ 10.21	$ 8.80	$ 9.22
Total ReturnB, C	4.59%	9.26%	12.45%	17.73%	(.79)%	10.88%
Ratios to Average Net Assets E, G
Expenses before reductions	.72%A	.72%	.74%	.77%	.82%	.92%
Expenses net of fee waivers, if any	.72%A	.72%	.74%	.77%	.82%	.85%
Expenses net of all reductions	.72%A	.72%	.73%	.76%	.80%	.83%
Net investment income (loss)	1.31%A	1.39%	1.34%	1.59%	1.67%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,368,072	$ 1,187,056	$ 850,361	$ 557,351	$ 246,943	$ 95,660
Portfolio turnover rate F	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 11.22	$ 10.21	$ 8.79	$ 9.22	$ 8.43
Income from Investment Operations
Net investment income (loss) D	.07	.15	.13	.15	.16	.15
Net realized and unrealized gain (loss)	.44	.83	1.10	1.39	(.22)	.76
Total from investment operations	.51	.98	1.23	1.54	(.06)	.91
Distributions from net investment income	(.15)	(.11)	(.11)	(.10)	(.11)	(.10)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.71)	(.61)	(.22)	(.12)	(.37)	(.12)
Net asset value, end of period	$ 11.39	$ 11.59	$ 11.22	$ 10.21	$ 8.79	$ 9.22
Total ReturnB, C	4.63%	9.15%	12.35%	17.73%	(.87)%	10.88%
Ratios to Average Net Assets E, G
Expenses before reductions	.77%A	.78%	.82%	.84%	.85%	.95%
Expenses net of fee waivers, if any	.77%A	.78%	.82%	.84%	.85%	.85%
Expenses net of all reductions	.76%A	.78%	.81%	.83%	.84%	.83%
Net investment income (loss)	1.27%A	1.33%	1.26%	1.51%	1.64%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,625	$ 14,122	$ 8,540	$ 8,964	$ 7,470	$ 3,228
Portfolio turnover rate F	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.5	1.0
Facebook, Inc. Class A	0.7	0.5
Actavis PLC	0.7	0.6
The Walt Disney Co.	0.5	0.4
Citigroup, Inc.	0.5	0.5
JPMorgan Chase & Co.	0.5	0.5
Medtronic PLC	0.5	0.3
Google, Inc. Class C	0.5	0.4
Bank of America Corp.	0.5	0.5
Google, Inc. Class A	0.5	0.4
	6.4
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.2	18.4
Information Technology	11.2	10.2
Consumer Discretionary	10.5	9.9
Health Care	10.4	9.7
Industrials	8.5	8.3
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 8.7%	U.S. Government and U.S. Government Agency Obligations 13.0%
AAA,AA,A 4.4%	AAA,AA,A 2.8%
BBB 6.1%	BBB 5.8%
BB and Below 6.3%	BB and Below 3.5%
Not Rated 0.3%	Not Rated 0.3%
Equities* 71.9%	Equities** 70.2%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 4.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 72.0%	Stock Class and Equity Futures** 70.8%
Bond Class 24.9%	Bond Class 25.0%
Short-Term Class 3.1%	Short-Term Class 4.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 30.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 70.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (e)	1,154,787	$ 8,533,875
Fidelity Consumer Discretionary Central Fund (e)	1,101,753	269,576,930
Fidelity Consumer Staples Central Fund (e)	800,307	176,243,663
Fidelity Emerging Markets Equity Central Fund (e)	212,533	43,192,997
Fidelity Energy Central Fund (e)	1,145,236	149,762,483
Fidelity Financials Central Fund (e)	4,704,609	416,357,859
Fidelity Health Care Central Fund (e)	846,936	318,312,538
Fidelity Industrials Central Fund (e)	989,480	233,972,415
Fidelity Information Technology Central Fund (e)	1,549,006	438,941,831
Fidelity International Equity Central Fund (e)	9,385,091	751,745,791
Fidelity Materials Central Fund (e)	352,738	78,914,653
Fidelity Real Estate Equity Central Fund (e)	460,166	49,412,592
Fidelity Telecom Services Central Fund (e)	254,853	43,103,357
Fidelity Utilities Central Fund (e)	477,737	75,807,278
TOTAL EQUITY CENTRAL FUNDS (Cost $2,114,823,044)		3,053,878,262
Fixed-Income Central Funds - 26.6%

High Yield Fixed-Income Funds - 5.2%
Fidelity Emerging Markets Debt Central Fund (e)	2,086,623	19,948,113
Fidelity Floating Rate Central Fund (e)	377,993	39,912,317
Fidelity High Income Central Fund 1 (e)	1,639,508	165,557,501
TOTAL HIGH YIELD FIXED-INCOME FUNDS		225,417,931
Investment Grade Fixed-Income Funds - 21.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)(e)	500,593	49,723,888
Fidelity Investment Grade Bond Central Fund (e)	7,981,517	870,224,851
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		919,948,739
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,102,950,583)		1,145,366,670
Money Market Central Funds - 0.1%

Fidelity Cash Central Fund, 0.14% (b)	158,050	158,050
Fidelity Money Market Central Fund, 0.30% (b)	4	4
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,602,650	1,602,650
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,760,704)		1,760,704
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 4/16/15 (Cost $1,419,982)	$ 1,420,000	$ 1,419,982
Investment Companies - 2.5%
	Shares
iShares MSCI EAFE Index ETF (d) (Cost $103,849,726)	1,642,107	105,374,005
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,324,804,039)		4,307,799,623
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,695,123)
NET ASSETS - 100%		$ 4,305,104,500
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,252
Fidelity Commodity Strategy Central Fund	4,551
Fidelity Consumer Discretionary Central Fund	1,703,851
Fidelity Consumer Staples Central Fund	2,062,514
Fidelity Emerging Markets Debt Central Fund	653,408
Fidelity Emerging Markets Equity Central Fund	399,830
Fidelity Energy Central Fund	1,292,239
Fidelity Financials Central Fund	3,151,124
Fidelity Floating Rate Central Fund	934,467
Fidelity Health Care Central Fund	889,605
Fidelity High Income Central Fund 1	4,264,380
Fidelity Industrials Central Fund	1,476,845
Fidelity Information Technology Central Fund	1,128,995
Fidelity International Equity Central Fund	6,480,346
Fidelity Investment Grade Bond Central Fund	11,967,798
Fidelity Materials Central Fund	724,615
Fidelity Real Estate Equity Central Fund	318,964
Fidelity Securities Lending Cash Central Fund	237
Fidelity Telecom Services Central Fund	463,277
Fidelity Utilities Central Fund	945,283
Total	$ 38,905,581
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 10,103,371	$ 372,063	$ 159,559	$ 8,533,875	2.7%
Fidelity Consumer Discretionary Central Fund	234,969,975	8,066,416	7,307,574	269,576,930	16.6%
Fidelity Consumer Staples Central Fund	176,144,673	6,763,241	19,586,406	176,243,663	15.0%
Fidelity Emerging Markets Debt Central Fund	19,855,699	1,354,129	265,931	19,948,113	18.6%
Fidelity Emerging Markets Equity Central Fund	115,733,112	3,634,739	70,247,116	43,192,997	34.7%
Fidelity Energy Central Fund	167,317,558	9,921,240	1,619,112	149,762,483	14.6%
Fidelity Financials Central Fund	385,467,487	14,937,356	5,167,008	416,357,859	16.4%
Fidelity Floating Rate Central Fund	38,858,316	2,166,477	539,105	39,912,317	2.3%
Fidelity Health Care Central Fund	287,633,271	8,891,716	37,894,250	318,312,538	15.8%
Fidelity High Income Central Fund 1	74,152,556	94,476,007	1,787,744	165,557,501	17.8%
Fidelity Industrials Central Fund	209,749,006	8,090,600	2,799,756	233,972,415	16.5%
Fidelity Inflation-Protected Bond Index Central Fund	39,283,784	10,989,743	621,763	49,723,888	17.7%
Fidelity Information Technology Central Fund	378,865,383	37,041,196	8,244,107	438,941,831	15.8%
Fidelity International Equity Central Fund	730,319,960	47,400,106	34,783,056	751,745,791	25.3%
Fidelity Investment Grade Bond Central Fund	868,102,602	74,463,897	87,476,069	870,224,851	11.1%
Fidelity Materials Central Fund	79,084,304	3,536,266	1,539,387	78,914,653	16.9%
Fidelity Real Estate Equity Central Fund	-	47,880,980	385,353	49,412,592	17.5%
Fidelity Telecom Services Central Fund	40,322,450	1,971,599	521,213	43,103,357	14.2%
Fidelity Utilities Central Fund	78,119,318	3,267,018	7,119,012	75,807,278	16.2%
Total	$ 3,934,082,825	$ 385,224,789	$ 288,063,521	$ 4,199,244,932
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,053,878,262	$ 3,053,878,262	$ -	$ -
Fixed-Income Central Funds	1,145,366,670	1,145,366,670	-	-
Money Market Central Funds	1,760,704	1,760,704	-	-
U.S. Treasury Obligations	1,419,982	-	1,419,982	-
Investment Companies	105,374,005	105,374,005	-	-
Total Investments in Securities:	$ 4,307,799,623	$ 4,306,379,641	$ 1,419,982	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	69.6%
United Kingdom	5.4%
Japan	3.8%
Ireland	2.3%
France	1.8%
Switzerland	1.7%
Cayman Islands	1.7%
Germany	1.3%
Netherlands	1.3%
Australia	1.0%
Others (Individually Less Than 1%)	10.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,546,497) - See accompanying schedule: Unaffiliated issuers (cost $105,269,708)	$ 106,793,987
Fidelity Central Funds (cost $3,219,534,331)	4,201,005,636
Total Investments (cost $3,324,804,039)		$ 4,307,799,623
Receivable for investments sold		1,874,794
Receivable for fund shares sold		2,082,055
Distributions receivable from Fidelity Central Funds		977
Prepaid expenses		4,684
Other receivables		78,876
Total assets		4,311,841,009

Liabilities
Payable for investments purchased	$ 424,518
Payable for fund shares redeemed	1,969,767
Accrued management fee	1,964,450
Transfer agent fee payable	483,573
Distribution and service plan fees payable	103,402
Other affiliated payables	113,289
Other payables and accrued expenses	74,860
Collateral on securities loaned, at value	1,602,650
Total liabilities		6,736,509

Net Assets		$ 4,305,104,500
Net Assets consist of:
Paid in capital		$ 3,688,966,366
Undistributed net investment income		11,827,983
Accumulated undistributed net realized gain (loss) on investments		(378,685,433)
Net unrealized appreciation (depreciation) on investments		982,995,584
Net Assets		$ 4,305,104,500

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($152,578,305 ÷ 7,502,790 shares)		$ 20.34

Maximum offering price per share (100/94.25 of $20.34)		$ 21.58
Class T: Net Asset Value and redemption price per share ($50,734,989 ÷ 2,493,874 shares)		$ 20.34

Maximum offering price per share (100/96.50 of $20.34)		$ 21.08
Class B: Net Asset Value and offering price per share ($3,349,181 ÷ 162,926 shares)A		$ 20.56

Class C: Net Asset Value and offering price per share ($57,258,301 ÷ 2,827,184 shares)A		$ 20.25

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($3,999,653,108 ÷ 196,411,658 shares)		$ 20.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($41,530,616 ÷ 2,038,253 shares)		$ 20.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 245
Income from Fidelity Central Funds		38,905,581
Total income		38,905,826

Expenses
Management fee	$ 11,391,862
Transfer agent fees	2,843,088
Distribution and service plan fees	606,122
Accounting and security lending fees	665,782
Custodian fees and expenses	652
Independent trustees' compensation	8,890
Appreciation in deferred trustee compensation account	47
Registration fees	66,767
Audit	16,449
Legal	16,088
Miscellaneous	15,167
Total expenses before reductions	15,630,914
Expense reductions	(44,006)	15,586,908
Net investment income (loss)		23,318,918
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,323,701
Fidelity Central Funds	1,055,091
Futures contracts	4,310,553
Capital gain distributions from Fidelity Central Funds	88,213
Total net realized gain (loss)		6,777,558
Change in net unrealized appreciation (depreciation) on: Investment securities	168,470,018
Futures contracts	96,251
Total change in net unrealized appreciation (depreciation)		168,566,269
Net gain (loss)		175,343,827
Net increase (decrease) in net assets resulting from operations		$ 198,662,745

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,318,918	$ 49,356,857
Net realized gain (loss)	6,777,558	54,325,602
Change in net unrealized appreciation (depreciation)	168,566,269	252,116,796
Net increase (decrease) in net assets resulting from operations	198,662,745	355,799,255
Distributions to shareholders from net investment income	(52,308,560)	(39,398,483)
Distributions to shareholders from net realized gain	(305,208,249)	(13,342,022)
Total distributions	(357,516,809)	(52,740,505)
Share transactions - net increase (decrease)	442,248,912	209,167,082
Total increase (decrease) in net assets	283,394,848	512,225,832

Net Assets
Beginning of period	4,021,709,652	3,509,483,820
End of period (including undistributed net investment income of $11,827,983 and undistributed net investment income of $40,817,625, respectively)	$ 4,305,104,500	$ 4,021,709,652

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.24	$ 19.60	$ 17.33	$ 14.72	$ 15.24	$ 13.94
Income from Investment Operations
Net investment income (loss) E	.09	.21	.18	.19	.19	.17
Net realized and unrealized gain (loss)	.83	1.67	2.31	2.64	(.50)	1.33
Total from investment operations	.92	1.88	2.49	2.83	(.31)	1.50
Distributions from net investment income	(.22)	(.16)	(.19)	(.19)	(.18)	(.19)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.82)	(.24) I	(.22)	(.22)	(.21)	(.20)
Net asset value, end of period	$ 20.34	$ 21.24	$ 19.60	$ 17.33	$ 14.72	$ 15.24
Total ReturnB, C, D	4.77%	9.65%	14.56%	19.44%	(2.14)%	10.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03%A	1.03%	1.06%	1.08%	1.09%	1.12%
Expenses net of fee waivers, if any	1.03%A	1.03%	1.06%	1.08%	1.09%	1.12%
Expenses net of all reductions	1.03%A	1.03%	1.04%	1.07%	1.07%	1.10%
Net investment income (loss)	.85%A	1.00%	.98%	1.17%	1.17%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,578	$ 143,310	$ 127,865	$ 120,425	$ 107,670	$ 111,293
Portfolio turnover rate G	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.22	$ 19.58	$ 17.30	$ 14.70	$ 15.21	$ 13.91
Income from Investment Operations
Net investment income (loss) E	.06	.15	.13	.15	.15	.13
Net realized and unrealized gain (loss)	.83	1.67	2.32	2.62	(.49)	1.33
Total from investment operations	.89	1.82	2.45	2.77	(.34)	1.46
Distributions from net investment income	(.16)	(.11)	(.14)	(.15)	(.14)	(.16)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.77) K	(.18)	(.17)	(.17) J	(.17)	(.16) I
Net asset value, end of period	$ 20.34	$ 21.22	$ 19.58	$ 17.30	$ 14.70	$ 15.21
Total ReturnB, C, D	4.57%	9.38%	14.31%	19.03%	(2.36)%	10.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29%A	1.29%	1.32%	1.35%	1.35%	1.38%
Expenses net of fee waivers, if any	1.29%A	1.29%	1.32%	1.35%	1.35%	1.38%
Expenses net of all reductions	1.28%A	1.29%	1.30%	1.33%	1.34%	1.36%
Net investment income (loss)	.59%A	.74%	.72%	.91%	.91%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,735	$ 49,337	$ 44,421	$ 43,064	$ 40,033	$ 45,394
Portfolio turnover rate G	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share. J Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share. K Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.30	$ 19.61	$ 17.30	$ 14.66	$ 15.15	$ 13.86
Income from Investment Operations
Net investment income (loss) E	- I	.03	.03	.06	.06	.05
Net realized and unrealized gain (loss)	.85	1.69	2.32	2.63	(.50)	1.33
Total from investment operations	.85	1.72	2.35	2.69	(.44)	1.38
Distributions from net investment income	-	-	(.01)	(.03)	(.02)	(.08)
Distributions from net realized gain	(1.59)	(.03)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.59)	(.03)	(.04)	(.05) J	(.05)	(.09)
Net asset value, end of period	$ 20.56	$ 21.30	$ 19.61	$ 17.30	$ 14.66	$ 15.15
Total ReturnB, C, D	4.32%	8.79%	13.61%	18.42%	(2.92)%	10.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86%A	1.87%	1.90%	1.90%	1.90%	1.92%
Expenses net of fee waivers, if any	1.86%A	1.87%	1.90%	1.90%	1.90%	1.92%
Expenses net of all reductions	1.86%A	1.87%	1.88%	1.89%	1.89%	1.90%
Net investment income (loss)	.02%A	.16%	.14%	.35%	.36%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,349	$ 4,142	$ 5,656	$ 8,014	$ 9,605	$ 14,696
Portfolio turnover rate G	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.08	$ 19.48	$ 17.23	$ 14.63	$ 15.13	$ 13.86
Income from Investment Operations
Net investment income (loss) E	.01	.05	.04	.07	.07	.06
Net realized and unrealized gain (loss)	.83	1.66	2.31	2.62	(.49)	1.33
Total from investment operations	.84	1.71	2.35	2.69	(.42)	1.39
Distributions from net investment income	(.07)	(.04)	(.07)	(.07)	(.05)	(.11)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.67)	(.11)	(.10)	(.09) I	(.08)	(.12)
Net asset value, end of period	$ 20.25	$ 21.08	$ 19.48	$ 17.23	$ 14.63	$ 15.13
Total ReturnB, C, D	4.35%	8.82%	13.70%	18.49%	(2.81)%	10.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.79%A	1.79%	1.81%	1.83%	1.83%	1.84%
Expenses net of fee waivers, if any	1.79%A	1.79%	1.81%	1.83%	1.83%	1.84%
Expenses net of all reductions	1.78%A	1.78%	1.79%	1.81%	1.81%	1.82%
Net investment income (loss)	.10%A	.25%	.23%	.43%	.43%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,258	$ 55,104	$ 46,498	$ 38,245	$ 32,160	$ 34,847
Portfolio turnover rate G	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.30	$ 19.66	$ 17.38	$ 14.77	$ 15.28	$ 13.97
Income from Investment Operations
Net investment income (loss) D	.12	.27	.24	.24	.24	.21
Net realized and unrealized gain (loss)	.83	1.67	2.32	2.64	(.49)	1.34
Total from investment operations	.95	1.94	2.56	2.88	(.25)	1.55
Distributions from net investment income	(.28)	(.23)	(.25)	(.25)	(.23)	(.23)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.89) I	(.30)	(.28)	(.27) H	(.26)	(.24)
Net asset value, end of period	$ 20.36	$ 21.30	$ 19.66	$ 17.38	$ 14.77	$ 15.28
Total ReturnB, C	4.88%	9.98%	14.94%	19.79%	(1.79)%	11.21%
Ratios to Average Net Assets E, G
Expenses before reductions	.72%A	.73%	.75%	.76%	.78%	.80%
Expenses net of fee waivers, if any	.72%A	.73%	.75%	.76%	.78%	.80%
Expenses net of all reductions	.72%A	.72%	.73%	.75%	.76%	.78%
Net investment income (loss)	1.16%A	1.31%	1.29%	1.49%	1.48%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,999,653	$ 3,729,256	$ 3,253,088	$ 2,758,119	$ 2,103,346	$ 2,357,618
Portfolio turnover rate F	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share. I Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.31	$ 19.66	$ 17.38	$ 14.78	$ 15.29	$ 13.97
Income from Investment Operations
Net investment income (loss) D	.11	.26	.23	.24	.24	.21
Net realized and unrealized gain (loss)	.84	1.68	2.32	2.63	(.50)	1.33
Total from investment operations	.95	1.94	2.55	2.87	(.26)	1.54
Distributions from net investment income	(.27)	(.22)	(.24)	(.24)	(.22)	(.21)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.88) H	(.29)	(.27)	(.27)	(.25)	(.22)
Net asset value, end of period	$ 20.38	$ 21.31	$ 19.66	$ 17.38	$ 14.78	$ 15.29
Total ReturnB, C	4.88%	9.98%	14.90%	19.68%	(1.82)%	11.17%
Ratios to Average Net Assets E, G
Expenses before reductions	.76%A	.77%	.79%	.80%	.81%	.84%
Expenses net of fee waivers, if any	.76%A	.77%	.79%	.80%	.81%	.84%
Expenses net of all reductions	.76%A	.77%	.77%	.79%	.80%	.82%
Net investment income (loss)	1.12%A	1.26%	1.25%	1.45%	1.45%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,531	$ 40,561	$ 31,955	$ 30,418	$ 26,678	$ 25,956
Portfolio turnover rate F	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.8	1.2
Facebook, Inc. Class A	0.9	0.7
Actavis PLC	0.9	0.7
The Walt Disney Co.	0.6	0.5
Medtronic PLC	0.6	0.5
Citigroup, Inc.	0.6	0.6
JPMorgan Chase & Co.	0.6	0.6
Google, Inc. Class C	0.6	0.5
Google, Inc. Class A	0.6	0.5
Bank of America Corp.	0.6	0.7
	7.8
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	18.9
Information Technology	13.5	12.4
Health Care	12.3	11.4
Consumer Discretionary	12.0	11.4
Industrials	9.8	9.9
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 2.7%	U.S. Government and U.S. Government Agency Obligations 5.9%
AAA,AA,A 1.5%	AAA,AA,A 1.2%
BBB 1.5%	BBB 2.2%
BB and Below 4.0%	BB and Below 3.1%
Not Rated 0.1%	Not Rated 0.3%
Equities 88.1%	Equities* 84.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 3.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures 88.0%	Stock Class and Equity Futures* 85.4%
Bond Class 9.6%	Bond Class 12.5%
Short-Term Class 2.4%	Short-Term Class 2.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 33.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 86.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (e)	485,952	$ 118,902,839
Fidelity Consumer Staples Central Fund (e)	366,271	80,660,100
Fidelity Emerging Markets Equity Central Fund (e)	87,036	17,688,231
Fidelity Energy Central Fund (e)	545,706	71,361,965
Fidelity Financials Central Fund (e)	2,113,093	187,008,700
Fidelity Health Care Central Fund (e)	392,190	147,400,506
Fidelity Industrials Central Fund (e)	430,183	101,721,061
Fidelity Information Technology Central Fund (e)	705,729	199,982,337
Fidelity International Equity Central Fund (e)	4,300,971	344,507,798
Fidelity Materials Central Fund (e)	151,460	33,884,544
Fidelity Real Estate Equity Central Fund (e)	169,683	18,220,515
Fidelity Telecom Services Central Fund (e)	125,758	21,269,408
Fidelity Utilities Central Fund (e)	225,484	35,779,731
TOTAL EQUITY CENTRAL FUNDS (Cost $975,512,871)		1,378,387,735
Fixed-Income Central Funds - 10.1%

High Yield Fixed-Income Funds - 3.8%
Fidelity Emerging Markets Debt Central Fund (e)	2,771	26,487
Fidelity Floating Rate Central Fund (e)	139,293	14,707,959
Fidelity High Income Central Fund 1 (e)	463,102	46,764,017
TOTAL HIGH YIELD FIXED-INCOME FUNDS		61,498,463
Investment Grade Fixed-Income Funds - 6.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(e)	109,029	10,829,811
Fidelity Investment Grade Bond Central Fund (e)	820,909	89,503,704
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		100,333,515
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $160,113,454)		161,831,978
Money Market Central Funds - 1.0%

Fidelity Cash Central Fund, 0.14% (b)	1,333,549	1,333,549
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	14,657,500	14,657,500
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $15,991,049)		15,991,049
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 4/9/15 to 4/16/15 (Cost $659,994)	$ 660,000	$ 659,994
Investment Companies - 3.6%
	Shares
iShares Barclays 20+ Year Treasury Bond ETF (d)	146,712	19,173,791
iShares MSCI EAFE Index ETF	592,990	38,052,167
TOTAL INVESTMENT COMPANIES (Cost $56,770,298)		57,225,958
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,209,047,666)		1,614,096,714
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(14,966,685)
NET ASSETS - 100%		$ 1,599,130,029
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,334
Fidelity Consumer Discretionary Central Fund	738,640
Fidelity Consumer Staples Central Fund	926,603
Fidelity Emerging Markets Debt Central Fund	27,937
Fidelity Emerging Markets Equity Central Fund	151,274
Fidelity Energy Central Fund	618,332
Fidelity Financials Central Fund	1,362,676
Fidelity Floating Rate Central Fund	342,840
Fidelity Health Care Central Fund	391,586
Fidelity High Income Central Fund 1	1,316,321
Fidelity Industrials Central Fund	635,137
Fidelity Information Technology Central Fund	516,397
Fidelity International Equity Central Fund	2,952,507
Fidelity Investment Grade Bond Central Fund	1,430,058
Fidelity Materials Central Fund	308,162
Fidelity Real Estate Equity Central Fund	116,513
Fidelity Securities Lending Cash Central Fund	2,995
Fidelity Telecom Services Central Fund	226,186
Fidelity Utilities Central Fund	415,810
Total	$ 12,493,308
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 4,001,573	$ 14,591	$ 4,007,159	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	113,161,445	5,774,712	14,120,971	118,902,839	7.3%
Fidelity Consumer Staples Central Fund	84,571,562	4,584,228	13,909,311	80,660,100	6.9%
Fidelity Emerging Markets Debt Central Fund	7,845,467	66,636	7,830,591	26,487	0.0%
Fidelity Emerging Markets Equity Central Fund	47,646,633	2,213,975	29,810,630	17,688,231	14.2%
Fidelity Energy Central Fund	80,552,685	4,613,694	1,225,517	71,361,965	7.0%
Fidelity Financials Central Fund	185,588,261	17,038,265	23,969,644	187,008,700	7.4%
Fidelity Floating Rate Central Fund	15,312,201	1,169,686	1,555,336	14,707,959	0.8%
Fidelity Health Care Central Fund	137,843,581	6,555,531	22,240,695	147,400,506	7.3%
Fidelity High Income Central Fund 1	29,906,639	21,416,902	4,020,629	46,764,017	5.0%
Fidelity Industrials Central Fund	101,199,635	6,244,697	13,211,807	101,721,061	7.2%
Fidelity Inflation-Protected Bond Index Central Fund	15,524,474	4,161,814	8,947,040	10,829,811	3.9%
Fidelity Information Technology Central Fund	180,363,403	10,926,685	5,559,381	199,982,337	7.2%
Fidelity International Equity Central Fund	344,525,328	31,888,643	34,248,371	344,507,798	11.6%
Fidelity Investment Grade Bond Central Fund	137,496,728	25,119,421	75,099,009	89,503,704	1.1%
Fidelity Materials Central Fund	37,821,930	2,108,892	4,760,343	33,884,544	7.2%
Fidelity Real Estate Equity Central Fund	-	17,720,753	202,884	18,220,515	6.5%
Fidelity Telecom Services Central Fund	19,526,034	1,484,530	395,293	21,269,408	7.0%
Fidelity Utilities Central Fund	37,683,012	2,280,763	4,749,135	35,779,731	7.6%
Total	$ 1,580,570,591	$ 165,384,418	$ 269,863,746	$ 1,540,219,713
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,378,387,735	$ 1,378,387,735	$ -	$ -
Fixed-Income Central Funds	161,831,978	161,831,978	-	-
Money Market Central Funds	15,991,049	15,991,049	-	-
U.S. Treasury Obligations	659,994	-	659,994	-
Investment Companies	57,225,958	57,225,958	-	-
Total Investments in Securities:	$ 1,614,096,714	$ 1,613,436,720	$ 659,994	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	66.1%
United Kingdom	6.0%
Japan	4.3%
Ireland	2.8%
Switzerland	2.1%
France	2.0%
Cayman Islands	1.8%
Germany	1.7%
Bermuda	1.3%
Australia	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	9.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,375,900) - See accompanying schedule: Unaffiliated issuers (cost $57,430,292)	$ 57,885,952
Fidelity Central Funds (cost $1,151,617,374)	1,556,210,762
Total Investments (cost $1,209,047,666)		$ 1,614,096,714
Cash		8,848
Receivable for investments sold		685,327
Receivable for fund shares sold		1,801,759
Distributions receivable from Fidelity Central Funds		2,756
Prepaid expenses		1,861
Other receivables		8,802
Total assets		1,616,606,067

Liabilities
Payable for investments purchased	$ 134,851
Payable for fund shares redeemed	1,642,198
Accrued management fee	727,197
Distribution and service plan fees payable	54,209
Other affiliated payables	244,344
Other payables and accrued expenses	15,739
Collateral on securities loaned, at value	14,657,500
Total liabilities		17,476,038

Net Assets		$ 1,599,130,029
Net Assets consist of:
Paid in capital		$ 1,350,946,445
Undistributed net investment income		3,127,179
Accumulated undistributed net realized gain (loss) on investments		(159,992,643)
Net unrealized appreciation (depreciation) on investments		405,049,048
Net Assets		$ 1,599,130,029

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,671,515 ÷ 4,246,188 shares)		$ 16.88

Maximum offering price per share (100/94.25 of $16.88)		$ 17.91
Class T: Net Asset Value and redemption price per share ($20,849,266 ÷ 1,241,672 shares)		$ 16.79

Maximum offering price per share (100/96.50 of $16.79)		$ 17.40
Class B: Net Asset Value and offering price per share ($2,186,752 ÷ 129,527 shares)A		$ 16.88

Class C: Net Asset Value and offering price per share ($34,949,926 ÷ 2,100,917 shares)A		$ 16.64

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($1,428,098,766 ÷ 84,001,727 shares)		$ 17.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($41,373,804 ÷ 2,441,659 shares)		$ 16.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 36,985
Interest		108
Income from Fidelity Central Funds		12,493,308
Total income		12,530,401

Expenses
Management fee	$ 4,198,078
Transfer agent fees	1,199,342
Distribution and service plan fees	307,916
Accounting and security lending fees	238,744
Custodian fees and expenses	557
Independent trustees' compensation	3,262
Registration fees	54,719
Audit	27,883
Legal	3,810
Miscellaneous	6,242
Total expenses before reductions	6,040,553
Expense reductions	(19,899)	6,020,654
Net investment income (loss)		6,509,747
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,891
Fidelity Central Funds	(14,776,538)
Futures contracts	2,020,957
Capital gain distributions from Fidelity Central Funds	119
Total net realized gain (loss)		(12,743,571)
Change in net unrealized appreciation (depreciation) on: Investment securities	79,360,646
Futures contracts	145,551
Total change in net unrealized appreciation (depreciation)		79,506,197
Net gain (loss)		66,762,626
Net increase (decrease) in net assets resulting from operations		$ 73,272,373

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,509,747	$ 17,262,135
Net realized gain (loss)	(12,743,571)	19,043,349
Change in net unrealized appreciation (depreciation)	79,506,197	112,623,173
Net increase (decrease) in net assets resulting from operations	73,272,373	148,928,657
Distributions to shareholders from net investment income	(18,161,472)	(12,072,498)
Distributions to shareholders from net realized gain	(119,223,405)	(32,360,551)
Total distributions	(137,384,877)	(44,433,049)
Share transactions - net increase (decrease)	70,743,303	252,813,012
Total increase (decrease) in net assets	6,630,799	357,308,620

Net Assets
Beginning of period	1,592,499,230	1,235,190,610
End of period (including undistributed net investment income of $3,127,179 and undistributed net investment income of $14,778,904, respectively)	$ 1,599,130,029	$ 1,592,499,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.64	$ 16.38	$ 14.03	$ 11.62	$ 12.23	$ 11.18
Income from Investment Operations
Net investment income (loss) E	.05	.16	.14	.14	.13	.11
Net realized and unrealized gain (loss)	.78	1.64	2.38	2.43	(.58)	1.06
Total from investment operations	.83	1.80	2.52	2.57	(.45)	1.17
Distributions from net investment income	(.17)	(.11)	(.14)	(.14)	(.13)	(.11)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.59) L	(.54) K	(.17) I	(.16)	(.16)	(.12) J
Net asset value, end of period	$ 16.88	$ 17.64	$ 16.38	$ 14.03	$ 11.62	$ 12.23
Total ReturnB, C, D	5.24%	11.24%	18.14%	22.30%	(3.85)%	10.56%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05%A	1.04%	1.05%	1.08%	1.10%	1.10%
Expenses net of fee waivers, if any	1.05%A	1.04%	1.05%	1.08%	1.10%	1.10%
Expenses net of all reductions	1.04%A	1.04%	1.03%	1.07%	1.08%	1.08%
Net investment income (loss)	.60%A	.92%	.91%	1.07%	1.00%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,672	$ 66,659	$ 82,805	$ 66,048	$ 50,854	$ 45,550
Portfolio turnover rate G	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share. J Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share. K Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share. L Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.56	$ 16.32	$ 13.97	$ 11.58	$ 12.19	$ 11.14
Income from Investment Operations
Net investment income (loss) E	.03	.11	.09	.10	.10	.08
Net realized and unrealized gain (loss)	.76	1.63	2.38	2.41	(.58)	1.06
Total from investment operations	.79	1.74	2.47	2.51	(.48)	1.14
Distributions from net investment income	(.13)	(.08)	(.10)	(.10)	(.10)	(.08)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.56)	(.50)	(.12)	(.12)	(.13)	(.09) I
Net asset value, end of period	$ 16.79	$ 17.56	$ 16.32	$ 13.97	$ 11.58	$ 12.19
Total ReturnB, C, D	4.98%	10.92%	17.85%	21.86%	(4.08)%	10.33%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33%A	1.33%	1.35%	1.36%	1.35%	1.36%
Expenses net of fee waivers, if any	1.33%A	1.33%	1.35%	1.36%	1.35%	1.36%
Expenses net of all reductions	1.33%A	1.33%	1.33%	1.35%	1.33%	1.33%
Net investment income (loss)	.31%A	.63%	.61%	.80%	.75%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,849	$ 17,690	$ 13,606	$ 10,604	$ 8,449	$ 7,154
Portfolio turnover rate G	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.55	$ 16.29	$ 13.94	$ 11.53	$ 12.12	$ 11.09
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	.01	.03	.02	.01
Net realized and unrealized gain (loss)	.77	1.64	2.38	2.41	(.57)	1.06
Total from investment operations	.76	1.66	2.39	2.44	(.55)	1.07
Distributions from net investment income	- I	-	(.02)	(.01)	(.01)	(.03)
Distributions from net realized gain	(1.43)	(.40)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.43)	(.40)	(.04)	(.03)	(.04)	(.04) J
Net asset value, end of period	$ 16.88	$ 17.55	$ 16.29	$ 13.94	$ 11.53	$ 12.12
Total ReturnB, C, D	4.78%	10.37%	17.19%	21.24%	(4.60)%	9.70%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82%A	1.83%	1.88%	1.91%	1.91%	1.94%
Expenses net of fee waivers, if any	1.82%A	1.83%	1.88%	1.91%	1.91%	1.93%
Expenses net of all reductions	1.81%A	1.83%	1.86%	1.89%	1.89%	1.91%
Net investment income (loss)	(.17)%A	.13%	.08%	.25%	.18%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,187	$ 2,463	$ 3,071	$ 2,996	$ 2,898	$ 3,798
Portfolio turnover rate G	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.37	$ 16.16	$ 13.85	$ 11.47	$ 12.10	$ 11.08
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	.02	.04	.03	.02
Net realized and unrealized gain (loss)	.77	1.61	2.35	2.41	(.58)	1.06
Total from investment operations	.76	1.64	2.37	2.45	(.55)	1.08
Distributions from net investment income	(.06)	(.01)	(.04)	(.05)	(.05)	(.04)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.49)	(.43)	(.06)	(.07)	(.08)	(.06)
Net asset value, end of period	$ 16.64	$ 17.37	$ 16.16	$ 13.85	$ 11.47	$ 12.10
Total ReturnB, C, D	4.82%	10.37%	17.22%	21.44%	(4.62)%	9.75%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81%A	1.81%	1.84%	1.84%	1.84%	1.87%
Expenses net of fee waivers, if any	1.81%A	1.81%	1.83%	1.84%	1.84%	1.87%
Expenses net of all reductions	1.80%A	1.81%	1.81%	1.83%	1.82%	1.84%
Net investment income (loss)	(.16)%A	.15%	.13%	.32%	.26%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,950	$ 30,717	$ 21,781	$ 17,243	$ 13,379	$ 9,945
Portfolio turnover rate G	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.79	$ 16.52	$ 14.14	$ 11.72	$ 12.31	$ 11.24
Income from Investment Operations
Net investment income (loss) D	.08	.21	.18	.18	.17	.14
Net realized and unrealized gain (loss)	.78	1.65	2.40	2.43	(.58)	1.07
Total from investment operations	.86	1.86	2.58	2.61	(.41)	1.21
Distributions from net investment income	(.23)	(.17)	(.18)	(.17)	(.15)	(.12)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.65) H	(.59)	(.20)	(.19)	(.18)	(.14)
Net asset value, end of period	$ 17.00	$ 17.79	$ 16.52	$ 14.14	$ 11.72	$ 12.31
Total ReturnB, C	5.38%	11.54%	18.52%	22.53%	(3.51)%	10.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.75%A	.74%	.77%	.81%	.82%	.86%
Expenses net of fee waivers, if any	.75%A	.74%	.77%	.81%	.82%	.86%
Expenses net of all reductions	.74%A	.74%	.75%	.80%	.80%	.84%
Net investment income (loss)	.90%A	1.21%	1.19%	1.35%	1.27%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,428,099	$ 1,433,196	$ 1,100,838	$ 706,722	$ 557,908	$ 592,472
Portfolio turnover rate F	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.74	$ 16.48	$ 14.11	$ 11.69	$ 12.30	$ 11.24
Income from Investment Operations
Net investment income (loss) D	.08	.21	.18	.18	.17	.14
Net realized and unrealized gain (loss)	.78	1.64	2.39	2.43	(.59)	1.07
Total from investment operations	.86	1.85	2.57	2.61	(.42)	1.21
Distributions from net investment income	(.23)	(.16)	(.17)	(.17)	(.16)	(.14)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.66)	(.59) J	(.20) H	(.19)	(.19)	(.15) I
Net asset value, end of period	$ 16.94	$ 17.74	$ 16.48	$ 14.11	$ 11.69	$ 12.30
Total ReturnB, C	5.37%	11.49%	18.45%	22.60%	(3.58)%	10.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.75%A	.76%	.79%	.81%	.81%	.83%
Expenses net of fee waivers, if any	.75%A	.76%	.79%	.81%	.81%	.83%
Expenses net of all reductions	.75%A	.76%	.77%	.79%	.79%	.80%
Net investment income (loss)	.89%A	1.19%	1.17%	1.35%	1.29%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,374	$ 41,775	$ 13,088	$ 10,710	$ 8,600	$ 6,351
Portfolio turnover rate F	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share. I Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share. J Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Futures Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	.13%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .01%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.		Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, is included at the end of each Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Asset Manager 20%	$ 4,526,156,665	$ 625,722,410	$ (7,791,866)	$ 617,930,544
Fidelity Asset Manager 30%	795,636,254	100,570,528	(1,968,129)	98,602,399
Fidelity Asset Manager 40%	859,290,852	115,334,370	(2,928,692)	112,405,678
Fidelity Asset Manager 50%	6,521,728,504	1,891,542,646	(39,481,125)	1,852,061,521
Fidelity Asset Manager 60%	1,220,596,223	273,432,261	(3,996,189)	269,436,072
Fidelity Asset Manager 70%	3,324,822,368	1,044,035,303	(61,058,048)	982,977,255
Fidelity Asset Manager 85%	1,209,049,664	412,619,205	(7,572,155)	405,047,050

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 6,596,976	$ 16,649
Totals (a)	$ 6,596,976	$ 16,649
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 1,063,750	$ -
Totals (a)	$ 1,063,750	$ -
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 870,355	$ -
Totals (a)	$ 870,355	$ -
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 7,127,916	$ -
Totals (a)	$ 7,127,916	$ -
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 1,537,357	$ 100,946
Totals (a)	$ 1,537,357	$ 100,946

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 4,310,553	$ 96,251
Totals (a)	$ 4,310,553	$ 96,251
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 2,020,957	$ 145,551
Totals (a)	$ 2,020,957	$ 145,551

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	451,359,260	249,162,046
Fidelity Asset Manager 30%	122,923,012	41,282,813
Fidelity Asset Manager 40%	182,537,046	45,566,142
Fidelity Asset Manager 50%	767,498,515	584,115,757
Fidelity Asset Manager 60%	259,509,755	85,341,823
Fidelity Asset Manager 70%	489,074,515	288,063,521
Fidelity Asset Manager 85%	222,154,716	269,863,746

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.25%	.50%
Fidelity Asset Manager 60%	.30%	.25%	.55%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund Name	Individual Rate	Group Rate	Total
Fidelity Asset Manager 70%	.30%	.25%	.55%
Fidelity Asset Manager 85%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 48,574	$ 330
Class T	.25%	.25%	51,418	240
Class B	.75%	.25%	9,964	7,481
Class C	.75%	.25%	134,643	27,597
			$ 244,599	$ 35,648
Fidelity Asset Manager 30%
Class A	- %	.25%	$ 26,459	$ 242
Class T	.25%	.25%	25,686	56
Class B	.75%	.25%	3,880	2,981
Class C	.75%	.25%	91,053	29,714
			$ 147,078	$ 32,993
Fidelity Asset Manager 40%
Class A	- %	.25%	$ 34,157	$ 2,040
Class T	.25%	.25%	22,162	109
Class B	.75%	.25%	5,872	4,413
Class C	.75%	.25%	84,920	27,332
			$ 147,111	$ 33,894
Fidelity Asset Manager 50%
Class A	- %	.25%	$ 90,160	$ 2,297
Class T	.25%	.25%	84,636	277
Class B	.75%	.25%	16,428	12,334
Class C	.75%	.25%	197,591	40,157
			$ 388,815	$ 55,065
Fidelity Asset Manager 60%
Class A	- %	.25%	$ 68,388	$ 3,109
Class T	.25%	.25%	39,168	85
Class B	.75%	.25%	8,144	6,135
Class C	.75%	.25%	139,313	33,566
			$ 255,013	$ 42,895
Fidelity Asset Manager 70%
Class A	- %	.25%	$ 183,950	$ 5,977
Class T	.25%	.25%	123,300	518
Class B	.75%	.25%	18,736	14,075
Class C	.75%	.25%	280,136	43,398
			$ 606,122	$ 63,968
Fidelity Asset Manager 85%
Class A	- %	.25%	$ 85,973	$ 2,292
Class T	.25%	.25%	47,186	90
Class B	.75%	.25%	11,521	8,648
Class C	.75%	.25%	163,236	43,448
			$ 307,916	$ 54,478

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 7,237
Class T	2,802
Class B*	490
Class C*	5,020
$ 15,549
Fidelity Asset Manager 30%
Class A	$ 10,389
Class T	2,037
Class B*	1,213
Class C*	1,510
$ 15,149
Fidelity Asset Manager 40%
Class A	$ 17,444
Class T	2,810
Class B*	29
Class C*	2,673
$ 22,956
Fidelity Asset Manager 50%
Class A	$ 19,265
Class T	5,706
Class B*	1,313
Class C*	1,886
$ 28,170
Fidelity Asset Manager 60%
Class A	$ 22,697
Class T	5,350
Class B*	413
Class C*	2,017
$ 30,477
Fidelity Asset Manager 70%
Class A	$ 31,480
Class T	8,147
Class B*	1,304
Class C*	2,404
$ 43,335
Fidelity Asset Manager 85%
Class A	$ 23,773
Class T	4,348
Class B*	566
Class C*	3,014
$ 31,701

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Class-Level Average Net Assets*
Class A	$ 27,458.14
Class T	15,857.15
Class B	1,300.13
Class C	20,696.15
Asset Manager 20%	2,047,389.08
Institutional Class	9,078.13
	$ 2,121,778
Fidelity Asset Manager 30%
Class A	$ 14,441.14
Class T	7,736.15
Class B	527.14
Class C	13,149.14
Asset Manager 30%	301,972.08
Institutional Class	6,016.14
	$ 343,841
Fidelity Asset Manager 40%
Class A	$ 17,136.13
Class T	6,117.14
Class B	650.11
Class C	12,886.15
Asset Manager 40%	332,641.08
Institutional Class	2,174.09
	$ 371,604
Fidelity Asset Manager 50%
Class A	$ 65,840.18
Class T	33,627.20
Class B	2,829.17
Class C	39,490.20
Asset Manager 50%	5,374,191.13
Institutional Class	28,786.18
	$ 5,544,763
Fidelity Asset Manager 60%
Class A	$ 48,794.18
Class T	14,820.19
Class B	1,565.19
Class C	26,320.19
Asset Manager 60%	734,249.12
Institutional Class	12,059.16
	$ 837,807

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 70%	Amount	% of Class-Level Average Net Assets*
Class A	$ 139,199.19
Class T	48,884.20
Class B	5,049.27
Class C	54,892.20
Asset Manager 70%	2,559,299.13
Institutional Class	35,765.17
	$ 2,843,088
Fidelity Asset Manager 85%
Class A	$ 69,345.20
Class T	22,204.24
Class B	2,560.22
Class C	34,552.21
Asset Manager 85%	1,036,939.15
Institutional Class	33,742.16
	$ 1,199,342

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 5,505
Fidelity Asset Manager 30%	908
Fidelity Asset Manager 40%	940
Fidelity Asset Manager 50%	8,921
Fidelity Asset Manager 60%	1,475
Fidelity Asset Manager 70%	4,477
Fidelity Asset Manager 85%	1,683

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the

Semiannual Report

8. Security Lending - continued

income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Total Security Lending Income
Fidelity Asset Manager 50%	$ 846
Fidelity Asset Manager 70%	237
Fidelity Asset Manager 85%	2,995

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 16,509	$ -
Fidelity Asset Manager 30%	4,010	2
Fidelity Asset Manager 40%	5,696	3
Fidelity Asset Manager 50%	63,552	14
Fidelity Asset Manager 60%	12,491	4
Fidelity Asset Manager 70%	43,600	3
Fidelity Asset Manager 85%	19,619	1

In addition, the investment adviser reimbursed a portion of each class's operating expenses during the period as follows:

Reimbursement
Fidelity Asset Manager 20%	$ 503
Fidelity Asset Manager 30%	26
Fidelity Asset Manager 40%	37
Fidelity Asset Manager 50%	677
Fidelity Asset Manager 60%	84
Fidelity Asset Manager 70%	403
Fidelity Asset Manager 85%	279

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 20%
From net investment income
Class A	$ 221,333	$ 457,824
Class T	91,397	174,877
Class B	4,069	9,028
Class C	54,183	96,743
Asset Manager 20%	35,418,102	70,415,197
Institutional Class	99,747	439,951
Total	$ 35,888,831	$ 71,593,620
From net realized gain
Class A	$ 1,200,191	$ 933,007
Class T	630,164	441,467
Class B	64,097	59,909
Class C	839,473	547,699
Asset Manager 20%	151,471,130	105,090,102
Institutional Class	437,001	718,662
Total	$ 154,642,056	$ 107,790,846

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Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 30%
From net investment income
Class A	$ 124,710	$ 221,593
Class T	48,588	78,864
Class B	1,599	4,802
Class C	42,594	80,716
Asset Manager 30%	5,788,742	10,862,174
Institutional Class	60,238	126,683
Total	$ 6,066,471	$ 11,374,832
From net realized gain
Class A	$ 561,549	$ 275,244
Class T	274,626	124,916
Class B	21,937	18,248
Class C	502,117	225,987
Asset Manager 30%	21,489,587	10,615,906
Institutional Class	240,640	138,169
Total	$ 23,090,456	$ 11,398,470
Fidelity Asset Manager 40%
From net investment income
Class A	$ 151,354	$ 269,328
Class T	38,093	82,133
Class B	2,268	6,682
Class C	31,402	82,661
Asset Manager 40%	5,710,792	10,151,960
Institutional Class	30,765	34,433
Total	$ 5,964,674	$ 10,627,197
From net realized gain
Class A	$ 758,501	$ 452,005
Class T	244,124	184,205
Class B	33,171	27,043
Class C	470,384	281,252
Asset Manager 40%	22,793,923	14,138,549
Institutional Class	122,859	36,402
Total	$ 24,422,962	$ 15,119,456
Fidelity Asset Manager 50%
From net investment income
Class A	$ 382,808	$ 918,247
Class T	130,079	316,199
Class B	4,907	20,500
Class C	56,283	204,799
Asset Manager 50%	53,517,655	122,376,822
Institutional Class	215,289	416,666
Total	$ 54,307,021	$ 124,253,233
From net realized gain
Class A	$ 4,639,740	$ 3,577,054
Class T	2,164,069	1,490,193
Class B	216,191	194,323
Class C	2,528,642	1,732,377
Asset Manager 50%	511,052,764	379,416,820
Institutional Class	2,101,067	1,258,832
Total	$ 522,702,473	$ 387,669,599

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 60%
From net investment income
Class A	$ 562,334	$ 356,588
Class T	119,094	80,854
Class B	2,508	-
Class C	106,137	69,650
Asset Manager 60%	16,510,467	10,035,862
Institutional Class	174,917	83,544
Total	$ 17,475,457	$ 10,626,498
From net realized gain
Class A	$ 2,600,794	$ 1,985,006
Class T	734,414	623,199
Class B	77,323	76,551
Class C	1,338,769	918,282
Asset Manager 60%	59,118,120	40,223,730
Institutional Class	647,193	370,405
Total	$ 64,516,613	$ 44,197,173
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,479,841	$ 1,033,151
Class T	367,575	244,099
Class C	171,602	91,021
Asset Manager 70%	49,763,383	37,644,867
Institutional Class	526,159	385,345
Total	$ 52,308,560	$ 39,398,483
From net realized gain
Class A	$ 10,888,363	$ 474,865
Class T	3,662,050	164,213
Class B	280,534	8,517
Class C	4,234,614	182,043
Asset Manager 70%	283,051,266	12,380,976
Institutional Class	3,091,422	131,408
Total	$ 305,208,249	$ 13,342,022
Fidelity Asset Manager 85%
From net investment income
Class A	$ 638,758	$ 513,103
Class T	138,492	68,362
Class B	528	-
Class C	109,436	15,442
Asset Manager 85%	16,718,895	11,337,929
Institutional Class	555,363	137,662
Total	$ 18,161,472	$ 12,072,498
From net realized gain
Class A	$ 5,458,131	$ 1,903,881
Class T	1,508,615	366,040
Class B	188,215	71,038
Class C	2,602,752	593,821
Asset Manager 85%	106,034,944	29,066,321
Institutional Class	3,430,748	359,450
Total	$ 119,223,405	$ 32,360,551

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 20%
Class A
Shares sold	338,232	783,612	$ 4,550,705	$ 10,575,925
Reinvestment of distributions	104,300	102,139	1,373,422	1,355,011
Shares redeemed	(372,779)	(1,265,498)	(5,007,390)	(17,064,545)
Net increase (decrease)	69,753	(379,747)	$ 916,737	$ (5,133,609)
Class T
Shares sold	119,040	355,085	$ 1,595,834	$ 4,797,729
Reinvestment of distributions	49,002	40,508	644,006	536,101
Shares redeemed	(217,261)	(323,786)	(2,920,752)	(4,370,396)
Net increase (decrease)	(49,219)	71,807	$ (680,912)	$ 963,434
Class B
Shares sold	8,195	4,405	$ 111,037	$ 59,143
Reinvestment of distributions	4,946	4,556	64,890	60,028
Shares redeemed	(33,282)	(58,449)	(443,727)	(785,911)
Net increase (decrease)	(20,141)	(49,488)	$ (267,800)	$ (666,740)
Class C
Shares sold	274,107	540,793	$ 3,669,707	$ 7,269,919
Reinvestment of distributions	62,659	43,385	820,123	571,036
Shares redeemed	(210,185)	(504,325)	(2,797,901)	(6,769,069)
Net increase (decrease)	126,581	79,853	$ 1,691,929	$ 1,071,886
Asset Manager 20%
Shares sold	38,850,966	76,021,177	$ 522,008,452	$ 1,029,161,925
Reinvestment of distributions	13,735,007	12,771,889	181,216,547	169,960,357
Shares redeemed	(39,680,140)	(76,287,745)	(533,833,085)	(1,032,059,057)
Net increase (decrease)	12,905,833	12,505,321	$ 169,391,914	$ 167,063,225
Institutional Class
Shares sold	231,369	615,962	$ 3,102,449	$ 8,327,250
Reinvestment of distributions	33,913	80,191	447,120	1,065,593
Shares redeemed	(205,149)	(2,100,063)	(2,755,118)	(28,593,681)
Net increase (decrease)	60,133	(1,403,910)	$ 794,451	$ (19,200,838)
Fidelity Asset Manager 30%
Class A
Shares sold	455,949	923,824	$ 4,855,963	$ 9,839,885
Reinvestment of distributions	64,870	45,595	677,050	476,412
Shares redeemed	(542,470)	(356,138)	(5,810,799)	(3,791,452)
Net increase (decrease)	(21,651)	613,281	$ (277,786)	$ 6,524,845
Class T
Shares sold	204,026	447,269	$ 2,168,273	$ 4,763,848
Reinvestment of distributions	30,215	18,376	315,176	191,659
Shares redeemed	(128,532)	(215,363)	(1,372,820)	(2,281,453)
Net increase (decrease)	105,709	250,282	$ 1,110,629	$ 2,674,054
Class B
Shares sold	1,788	4,974	$ 19,117	$ 52,753
Reinvestment of distributions	2,056	2,037	21,399	21,116
Shares redeemed	(19,054)	(28,867)	(201,836)	(305,657)
Net increase (decrease)	(15,210)	(21,856)	$ (161,320)	$ (231,788)
Class C
Shares sold	303,270	753,278	$ 3,214,995	$ 7,967,516
Reinvestment of distributions	51,458	28,866	534,099	298,964
Shares redeemed	(157,083)	(344,924)	(1,664,347)	(3,654,971)
Net increase (decrease)	197,645	437,220	$ 2,084,747	$ 4,611,509

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 30% - continued
Asset Manager 30%
Shares sold	12,861,071	30,473,306	$ 136,860,604	$ 323,377,131
Reinvestment of distributions	2,551,308	2,007,679	26,641,048	21,016,847
Shares redeemed	(8,227,356)	(15,412,216)	(87,674,143)	(163,792,350)
Net increase (decrease)	7,185,023	17,068,769	$ 75,827,509	$ 180,601,628
Institutional Class
Shares sold	103,924	681,438	$ 1,107,788	$ 7,209,060
Reinvestment of distributions	27,828	23,147	290,507	242,082
Shares redeemed	(184,998)	(346,980)	(1,958,953)	(3,705,898)
Net increase (decrease)	(53,246)	357,605	$ (560,658)	$ 3,745,244
Fidelity Asset Manager 40%
Class A
Shares sold	505,012	1,263,650	$ 5,509,033	$ 13,761,962
Reinvestment of distributions	84,203	67,100	896,045	710,726
Shares redeemed	(296,907)	(516,001)	(3,229,815)	(5,611,221)
Net increase (decrease)	292,308	814,749	$ 3,175,263	$ 8,861,467
Class T
Shares sold	113,648	312,137	$ 1,236,758	$ 3,392,690
Reinvestment of distributions	23,065	21,273	245,117	224,606
Shares redeemed	(30,901)	(229,860)	(335,375)	(2,504,206)
Net increase (decrease)	105,812	103,550	$ 1,146,500	$ 1,113,090
Class B
Shares sold	6,397	39,096	$ 68,683	$ 420,433
Reinvestment of distributions	3,326	3,033	35,406	32,013
Shares redeemed	(33,873)	(6,357)	(371,510)	(68,439)
Net increase (decrease)	(24,150)	35,772	$ (267,421)	$ 384,007
Class C
Shares sold	335,469	727,515	$ 3,647,281	$ 7,865,569
Reinvestment of distributions	45,049	33,167	477,378	349,051
Shares redeemed	(134,909)	(188,102)	(1,465,877)	(2,035,598)
Net increase (decrease)	245,609	572,580	$ 2,658,782	$ 6,179,022
Asset Manager 40%
Shares sold	18,917,144	34,608,489	$ 206,117,237	$ 375,595,169
Reinvestment of distributions	2,637,973	2,254,356	28,059,274	23,883,227
Shares redeemed	(9,129,155)	(13,072,865)	(99,397,151)	(142,125,758)
Net increase (decrease)	12,425,962	23,789,980	$ 134,779,360	$ 257,352,638
Institutional Class
Shares sold	224,289	381,158	$ 2,421,339	$ 4,131,264
Reinvestment of distributions	12,982	6,032	138,073	64,241
Shares redeemed	(72,700)	(110,956)	(787,883)	(1,215,238)
Net increase (decrease)	164,571	276,234	$ 1,771,529	$ 2,980,267
Fidelity Asset Manager 50%
Class A
Shares sold	436,737	1,273,404	$ 7,592,279	$ 22,836,027
Reinvestment of distributions	291,135	249,445	4,892,763	4,294,566
Shares redeemed	(528,668)	(1,677,065)	(9,202,042)	(30,019,672)
Net increase (decrease)	199,204	(154,216)	$ 3,283,000	$ (2,889,079)
Class T
Shares sold	297,772	421,419	$ 5,197,528	$ 7,534,388
Reinvestment of distributions	135,035	103,225	2,266,477	1,775,374
Shares redeemed	(182,784)	(346,351)	(3,193,265)	(6,182,970)
Net increase (decrease)	250,023	178,293	$ 4,270,740	$ 3,126,792

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 50% - continued
Class B
Shares sold	4,120	18,361	$ 69,728	$ 327,611
Reinvestment of distributions	11,011	10,446	184,613	179,002
Shares redeemed	(39,970)	(48,283)	(698,357)	(861,906)
Net increase (decrease)	(24,839)	(19,476)	$ (444,016)	$ (355,293)
Class C
Shares sold	327,979	690,698	$ 5,679,786	$ 12,278,516
Reinvestment of distributions	140,067	97,203	2,338,587	1,661,721
Shares redeemed	(267,612)	(383,168)	(4,655,097)	(6,824,826)
Net increase (decrease)	200,434	404,733	$ 3,363,276	$ 7,115,411
Asset Manager 50%
Shares sold	26,565,686	57,933,970	$ 465,271,495	$ 1,036,371,244
Reinvestment of distributions	32,542,461	28,194,410	548,555,315	487,561,137
Shares redeemed	(32,891,289)	(59,456,854)	(578,153,867)	(1,065,196,235)
Net increase (decrease)	26,216,858	26,671,526	$ 435,672,943	$ 458,736,146
Institutional Class
Shares sold	197,413	935,462	$ 3,463,594	$ 16,958,566
Reinvestment of distributions	134,319	90,630	2,261,208	1,566,572
Shares redeemed	(398,925)	(366,630)	(6,980,506)	(6,589,229)
Net increase (decrease)	(67,193)	659,462	$ (1,255,704)	$ 11,935,909
Fidelity Asset Manager 60%
Class A
Shares sold	674,125	1,668,732	$ 7,651,513	$ 18,898,865
Reinvestment of distributions	286,389	211,037	3,113,048	2,281,312
Shares redeemed	(586,643)	(1,003,510)	(6,583,776)	(11,382,583)
Net increase (decrease)	373,871	876,259	$ 4,180,785	$ 9,797,594
Class T
Shares sold	222,458	290,330	$ 2,502,404	$ 3,301,821
Reinvestment of distributions	76,931	63,652	833,160	686,165
Shares redeemed	(92,979)	(293,961)	(1,042,763)	(3,332,709)
Net increase (decrease)	206,410	60,021	$ 2,292,801	$ 655,277
Class B
Shares sold	1,606	16,130	$ 17,902	$ 181,770
Reinvestment of distributions	6,746	6,303	73,534	68,266
Shares redeemed	(17,725)	(35,095)	(202,389)	(398,584)
Net increase (decrease)	(9,373)	(12,662)	$ (110,953)	$ (148,548)
Class C
Shares sold	411,600	898,639	$ 4,618,402	$ 10,097,475
Reinvestment of distributions	131,144	87,114	1,409,801	932,996
Shares redeemed	(149,786)	(373,556)	(1,672,651)	(4,187,695)
Net increase (decrease)	392,958	612,197	$ 4,355,552	$ 6,842,776
Asset Manager 60%
Shares sold	20,558,890	37,561,490	$ 233,485,463	$ 427,371,130
Reinvestment of distributions	6,877,984	4,594,576	74,901,251	49,805,206
Shares redeemed	(9,723,629)	(15,471,323)	(110,287,067)	(176,932,453)
Net increase (decrease)	17,713,245	26,684,743	$ 198,099,647	$ 300,243,883
Institutional Class
Shares sold	321,581	616,312	$ 3,553,401	$ 7,026,647
Reinvestment of distributions	68,910	39,401	751,123	427,103
Shares redeemed	(149,498)	(198,301)	(1,721,822)	(2,277,581)
Net increase (decrease)	240,993	457,412	$ 2,582,702	$ 5,176,169

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 70%
Class A
Shares sold	788,969	1,318,189	$ 16,126,896	$ 27,521,256
Reinvestment of distributions	612,690	71,653	11,873,923	1,420,170
Shares redeemed	(645,615)	(1,167,187)	(13,245,970)	(24,250,163)
Net increase (decrease)	756,044	222,655	$ 14,754,849	$ 4,691,263
Class T
Shares sold	179,462	412,779	$ 3,676,302	$ 8,619,406
Reinvestment of distributions	197,690	19,544	3,837,168	387,747
Shares redeemed	(208,589)	(375,976)	(4,306,578)	(7,801,668)
Net increase (decrease)	168,563	56,347	$ 3,206,892	$ 1,205,485
Class B
Shares sold	2,753	6,369	$ 58,620	$ 129,376
Reinvestment of distributions	13,435	386	263,858	7,726
Shares redeemed	(47,752)	(100,644)	(986,788)	(2,101,481)
Net increase (decrease)	(31,564)	(93,889)	$ (664,310)	$ (1,964,379)
Class C
Shares sold	223,353	598,362	$ 4,557,043	$ 12,381,428
Reinvestment of distributions	211,320	12,613	4,089,035	249,612
Shares redeemed	(221,031)	(384,445)	(4,466,533)	(7,965,324)
Net increase (decrease)	213,642	226,530	$ 4,179,545	$ 4,665,716
Asset Manager 70%
Shares sold	16,044,164	29,980,573	$ 327,944,953	$ 622,793,936
Reinvestment of distributions	16,897,365	2,479,485	327,639,913	49,168,187
Shares redeemed	(11,607,563)	(22,888,887)	(237,425,408)	(476,948,875)
Net increase (decrease)	21,333,966	9,571,171	$ 418,159,458	$ 195,013,248
Institutional Class
Shares sold	193,379	742,363	$ 3,926,032	$ 15,414,559
Reinvestment of distributions	181,334	25,659	3,519,697	509,076
Shares redeemed	(240,091)	(489,636)	(4,833,251)	(10,367,886)
Net increase (decrease)	134,622	278,386	$ 2,612,478	$ 5,555,749
Fidelity Asset Manager 85%
Class A
Shares sold	437,819	1,180,141	$ 7,444,493	$ 20,417,561
Reinvestment of distributions	377,235	145,475	6,024,439	2,374,156
Shares redeemed	(347,767)	(2,600,568)	(5,904,509)	(44,961,802)
Net increase (decrease)	467,287	(1,274,952)	$ 7,564,423	$ (22,170,085)
Class T
Shares sold	259,722	304,656	$ 4,376,782	$ 5,241,079
Reinvestment of distributions	102,375	26,314	1,628,792	428,386
Shares redeemed	(128,053)	(156,965)	(2,125,076)	(2,723,840)
Net increase (decrease)	234,044	174,005	$ 3,880,498	$ 2,945,625
Class B
Shares sold	627	2,425	$ 10,002	$ 41,228
Reinvestment of distributions	11,206	4,022	179,408	65,673
Shares redeemed	(22,685)	(54,590)	(381,499)	(941,233)
Net increase (decrease)	(10,852)	(48,143)	$ (192,089)	$ (834,332)
Class C
Shares sold	320,414	612,975	$ 5,308,504	$ 10,478,018
Reinvestment of distributions	169,095	36,961	2,668,312	597,292
Shares redeemed	(157,380)	(228,986)	(2,601,536)	(3,902,773)
Net increase (decrease)	332,129	420,950	$ 5,375,280	$ 7,172,537

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 85% - continued
Asset Manager 85%
Shares sold	10,795,097	24,950,987	$ 184,153,392	$ 432,242,884
Reinvestment of distributions	7,541,142	2,430,935	121,186,144	39,915,946
Shares redeemed	(14,891,067)	(13,449,549)	(252,590,123)	(234,002,868)
Net increase (decrease)	3,445,172	13,932,373	$ 52,749,413	$ 238,155,962
Institutional Class
Shares sold	422,584	1,805,275	$ 7,121,342	$ 31,863,541
Reinvestment of distributions	225,394	29,297	3,610,804	479,884
Shares redeemed	(560,524)	(274,438)	(9,366,368)	(4,800,120)
Net increase (decrease)	87,454	1,560,134	$ 1,365,778	$ 27,543,305

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares owned
Fidelity Asset Manager 60%	30%

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY
AAR-USAN-0515
1.878291.106

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Institutional Class

Semiannual Report

March 31, 2015

Each Institutional Class is a class
of Fidelity Asset Manager® Funds

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 30%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 40%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 50%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 60%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 70%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 85%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity® Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Fidelity Asset Manager® 20%
Class A	.83%
Actual		$ 1,000.00	$ 1,026.40	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.09%
Actual		$ 1,000.00	$ 1,025.90	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class B	1.57%
Actual		$ 1,000.00	$ 1,022.60	$ 7.92
HypotheticalA		$ 1,000.00	$ 1,017.10	$ 7.90
Class C	1.59%
Actual		$ 1,000.00	$ 1,023.40	$ 8.02
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.00
Asset Manager 20%	.52%
Actual		$ 1,000.00	$ 1,028.60	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.34	$ 2.62
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,028.40	$ 2.88
HypotheticalA		$ 1,000.00	$ 1,022.09	$ 2.87
	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Fidelity Asset Manager 30%
Class A	.85%
Actual		$ 1,000.00	$ 1,032.80	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Class T	1.12%
Actual		$ 1,000.00	$ 1,031.60	$ 5.67
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.64
Class B	1.60%
Actual		$ 1,000.00	$ 1,028.80	$ 8.09
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.05
Class C	1.61%
Actual		$ 1,000.00	$ 1,029.20	$ 8.15
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.10
Asset Manager 30%	.54%
Actual		$ 1,000.00	$ 1,034.30	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,034.00	$ 3.09
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Fidelity Asset Manager 40%
Class A	.84%
Actual		$ 1,000.00	$ 1,036.80	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23
Class T	1.10%
Actual		$ 1,000.00	$ 1,035.50	$ 5.58
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class B	1.58%
Actual		$ 1,000.00	$ 1,033.70	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.05	$ 7.95
Class C	1.62%
Actual		$ 1,000.00	$ 1,033.00	$ 8.21
HypotheticalA		$ 1,000.00	$ 1,016.85	$ 8.15
Asset Manager 40%	.55%
Actual		$ 1,000.00	$ 1,038.40	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.19	$ 2.77
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,039.20	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.19	$ 2.77
Fidelity Asset Manager 50%
Class A	.96%
Actual		$ 1,000.00	$ 1,042.00	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.22%
Actual		$ 1,000.00	$ 1,040.50	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
Class B	1.69%
Actual		$ 1,000.00	$ 1,037.90	$ 8.59
HypotheticalA		$ 1,000.00	$ 1,016.50	$ 8.50
Fidelity Asset Manager 50% - continued	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Class C	1.72%
Actual		$ 1,000.00	$ 1,037.40	$ 8.74
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.65
Asset Manager 50%	.66%
Actual		$ 1,000.00	$ 1,042.80	$ 3.36
HypotheticalA		$ 1,000.00	$ 1,021.64	$ 3.33
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,043.20	$ 3.57
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53
Fidelity Asset Manager 60%
Class A	1.03%
Actual		$ 1,000.00	$ 1,045.50	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.30%
Actual		$ 1,000.00	$ 1,042.90	$ 6.62
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class B	1.80%
Actual		$ 1,000.00	$ 1,041.60	$ 9.16
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Class C	1.80%
Actual		$ 1,000.00	$ 1,041.80	$ 9.16
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Asset Manager 60%	.72%
Actual		$ 1,000.00	$ 1,045.90	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,046.30	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88
Fidelity Asset Manager 70%
Class A	1.03%
Actual		$ 1,000.00	$ 1,047.70	$ 5.26
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.29%
Actual		$ 1,000.00	$ 1,045.70	$ 6.58
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.86%
Actual		$ 1,000.00	$ 1,043.20	$ 9.47
HypotheticalA		$ 1,000.00	$ 1,015.66	$ 9.35
Class C	1.79%
Actual		$ 1,000.00	$ 1,043.50	$ 9.12
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Asset Manager 70%	.72%
Actual		$ 1,000.00	$ 1,048.80	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,048.80	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Fidelity Asset Manager 85%
Class A	1.05%
Actual		$ 1,000.00	$ 1,052.40	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.33%
Actual		$ 1,000.00	$ 1,049.80	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.82%
Actual		$ 1,000.00	$ 1,047.80	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Class C	1.81%
Actual		$ 1,000.00	$ 1,048.20	$ 9.24
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Asset Manager 85%	.75%
Actual		$ 1,000.00	$ 1,053.80	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,053.70	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .13%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.0	15.8
Fannie Mae	4.8	9.5
Ginnie Mae	1.9	1.5
Citigroup, Inc.	1.4	0.2
Freddie Mac	1.3	1.3
	20.4
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 19.0%	U.S. Government and U.S. Government Agency Obligations 28.1%
AAA,AA,A 10.7%	AAA,AA,A 6.3%
BBB 14.1%	BBB 13.5%
BB and Below 9.3%	BB and Below 5.0%
Not Rated 0.8%	Not Rated 0.3%
Equities* 23.0%	Equities** 20.4%
Short-Term Investments and Net Other Assets 23.1%	Short-Term Investments and Net Other Assets 26.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.3
Facebook, Inc. Class A	0.2	0.2
Actavis PLC	0.2	0.2
The Walt Disney Co.	0.2	0.1
Medtronic PLC	0.1	0.1
	1.2
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.0	28.0
Energy	5.4	4.2
Consumer Discretionary	5.1	4.1
Health Care	4.8	3.1
Information Technology	3.6	3.4
Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 22.9%	Stock Class and Equity Futures** 20.3%
Bond Class 52.3%	Bond Class 52.7%
Short-Term Class 24.8%	Short-Term Class 27.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 15.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	1,410,897	$ 10,426,528
Fidelity Consumer Discretionary Central Fund (d)	402,575	98,502,120
Fidelity Consumer Staples Central Fund (d)	301,551	66,407,526
Fidelity Energy Central Fund (d)	417,291	54,569,101
Fidelity Financials Central Fund (d)	1,713,096	151,609,015
Fidelity Health Care Central Fund (d)	330,623	124,261,280
Fidelity Industrials Central Fund (d)	360,934	85,346,438
Fidelity Information Technology Central Fund (d)	569,406	161,352,618
Fidelity International Equity Central Fund (d)	2,783,321	222,944,027
Fidelity Materials Central Fund (d)	128,412	28,728,314
Fidelity Real Estate Equity Central Fund (d)	565,126	60,683,203
Fidelity Telecom Services Central Fund (d)	98,987	16,741,652
Fidelity Utilities Central Fund (d)	188,124	29,851,500
TOTAL EQUITY CENTRAL FUNDS (Cost $687,226,135)		1,111,423,322
Fixed-Income Central Funds - 56.1%

High Yield Fixed-Income Funds - 6.4%
Fidelity Emerging Markets Debt Central Fund (d)	2,595,669	24,814,596
Fidelity Floating Rate Central Fund (d)	970,217	102,445,199
Fidelity High Income Central Fund 1 (d)	1,995,784	201,534,248
TOTAL HIGH YIELD FIXED-INCOME FUNDS		328,794,043
Investment Grade Fixed-Income Funds - 49.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	691,952	68,731,574
Fidelity Investment Grade Bond Central Fund (d)	22,854,525	2,491,828,838
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,560,560,412
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,696,110,327)		2,889,354,455
Money Market Central Funds - 20.6%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	312,246,337	$ 312,246,337
Fidelity Money Market Central Fund, 0.30% (b)	746,659,561	746,659,561
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,058,905,898)		1,058,905,898
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 4/16/15 (c) (Cost $1,299,983)	$ 1,300,000	1,299,983
Investment Companies - 1.6%
	Shares
iShares MSCI EAFE Index ETF (Cost $82,542,332)	1,295,053	83,103,551
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,526,084,675)		5,144,087,209
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,358,692
NET ASSETS - 100%		$ 5,149,445,901
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
78 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 8,037,120	$ 16,649
The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $386,995.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 316,524
Fidelity Commodity Strategy Central Fund	5,622
Fidelity Consumer Discretionary Central Fund	624,265
Fidelity Consumer Staples Central Fund	765,473
Fidelity Emerging Markets Debt Central Fund	910,246
Fidelity Emerging Markets Equity Central Fund	162,809
Fidelity Energy Central Fund	472,870
Fidelity Financials Central Fund	1,156,827
Fidelity Floating Rate Central Fund	2,594,382
Fidelity Health Care Central Fund	331,493
Fidelity High Income Central Fund 1	5,523,801
Fidelity Industrials Central Fund	541,383
Fidelity Information Technology Central Fund	413,425
Fidelity International Equity Central Fund	1,956,792
Fidelity Investment Grade Bond Central Fund	33,852,812
Fidelity Materials Central Fund	264,866
Fidelity Money Market Central Fund	1,109,120
Fidelity Real Estate Equity Central Fund	390,741
Fidelity Telecom Services Central Fund	181,384
Fidelity Utilities Central Fund	351,913
Total	$ 51,926,748
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 12,710,937	$ 359,047	$ 449,637	$ 10,426,528	3.3%
Fidelity Consumer Discretionary Central Fund	87,688,111	2,559,405	4,187,675	98,502,120	6.1%
Fidelity Consumer Staples Central Fund	65,518,725	2,125,258	5,970,456	66,407,526	5.6%
Fidelity Emerging Markets Debt Central Fund	25,304,631	1,517,682	749,462	24,814,596	23.3%
Fidelity Emerging Markets Equity Central Fund	47,724,203	627,079	45,697,679	0	0.0%
Fidelity Energy Central Fund	62,238,447	3,269,421	1,361,070	54,569,101	5.3%
Fidelity Financials Central Fund	143,738,104	4,616,078	4,547,345	151,609,015	6.0%
Fidelity Floating Rate Central Fund	102,180,290	4,768,885	2,997,633	102,445,199	5.9%
Fidelity Health Care Central Fund	107,208,679	2,699,844	7,677,884	124,261,280	6.2%
Fidelity High Income Central Fund 1	105,785,945	102,173,159	4,918,281	201,534,248	21.7%
Fidelity Industrials Central Fund	78,280,164	2,439,657	2,354,008	85,346,438	6.0%
Fidelity Inflation-Protected Bond Index Central Fund	69,036,967	1,649,316	2,098,309	68,731,574	24.5%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Information Technology Central Fund	$ 141,245,501	$ 12,203,510	$ 3,527,960	$ 161,352,618	5.8%
Fidelity International Equity Central Fund	219,577,330	7,775,202	7,000,120	222,944,027	7.5%
Fidelity Investment Grade Bond Central Fund	2,441,369,579	158,255,931	152,070,575	2,491,828,838	31.9%
Fidelity Materials Central Fund	29,465,736	921,115	1,331,779	28,728,314	6.1%
Fidelity Real Estate Equity Central Fund	-	59,272,570	941,258	60,683,203	21.5%
Fidelity Telecom Services Central Fund	16,072,988	597,748	448,857	16,741,652	5.5%
Fidelity Utilities Central Fund	29,040,280	986,021	832,058	29,851,500	6.4%
Total	$ 3,784,186,617	$ 368,816,928	$ 249,162,046	$ 4,000,777,777
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,111,423,322	$ 1,111,423,322	$ -	$ -
Fixed-Income Central Funds	2,889,354,455	2,889,354,455	-	-
Money Market Central Funds	1,058,905,898	1,058,905,898	-	-
U.S. Treasury Obligations	1,299,983	-	1,299,983	-
Investment Companies	83,103,551	83,103,551	-	-
Total Investments in Securities:	$ 5,144,087,209	$ 5,142,787,226	$ 1,299,983	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 16,649	$ 16,649	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 16,649	$ -
Total Value of Derivatives	$ 16,649	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.1%
United Kingdom	3.0%
Japan	1.4%
Mexico	1.3%
Netherlands	1.0%
Others (Individually Less Than 1%)	9.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $83,842,315)	$ 84,403,534
Fidelity Central Funds (cost $4,442,242,360)	5,059,683,675
Total Investments (cost $4,526,084,675)		$ 5,144,087,209
Receivable for investments sold		1,323,863
Receivable for fund shares sold		34,655,173
Distributions receivable from Fidelity Central Funds		41,105
Prepaid expenses		5,690
Other receivables		7,515
Total assets		5,180,120,555

Liabilities
Payable for investments purchased	$ 24,882,132
Payable for fund shares redeemed	3,477,092
Accrued management fee	1,748,128
Distribution and service plan fees payable	40,895
Payable for daily variation margin for derivative instruments	57,720
Other affiliated payables	452,840
Other payables and accrued expenses	15,847
Total liabilities		30,674,654

Net Assets		$ 5,149,445,901
Net Assets consist of:
Paid in capital		$ 4,849,725,137
Undistributed net investment income		7,638,872
Accumulated undistributed net realized gain (loss) on investments		(325,937,291)
Net unrealized appreciation (depreciation) on investments		618,019,183
Net Assets		$ 5,149,445,901

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,261,044 ÷ 2,927,154 shares)		$ 13.41

Maximum offering price per share (100/94.25 of $13.41)		$ 14.23
Class T: Net Asset Value and redemption price per share ($20,128,111 ÷ 1,503,674 shares)		$ 13.39

Maximum offering price per share (100/96.50 of $13.39)		$ 13.88
Class B: Net Asset Value and offering price per share ($1,791,978 ÷ 134,089 shares)A		$ 13.36

Class C: Net Asset Value and offering price per share ($27,631,118 ÷ 2,071,923 shares)A		$ 13.34

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($5,045,769,598 ÷ 375,706,184 shares)		$ 13.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,864,052 ÷ 1,106,839 shares)		$ 13.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 265
Income from Fidelity Central Funds		51,926,748
Total income		51,927,013

Expenses
Management fee	$ 10,390,041
Transfer agent fees	2,121,778
Distribution and service plan fees	244,599
Accounting fees and expenses	587,207
Custodian fees and expenses	657
Independent trustees' compensation	10,780
Registration fees	106,580
Audit	16,449
Legal	11,920
Miscellaneous	17,897
Total expenses before reductions	13,507,908
Expense reductions	(17,012)	13,490,896
Net investment income (loss)		38,436,117
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	362
Fidelity Central Funds	1,046,206
Futures contracts	6,596,976
Capital gain distributions from Fidelity Central Funds	110,761
Total net realized gain (loss)		7,754,305
Change in net unrealized appreciation (depreciation) on: Investment securities	95,967,096
Futures contracts	16,649
Total change in net unrealized appreciation (depreciation)		95,983,745
Net gain (loss)		103,738,050
Net increase (decrease) in net assets resulting from operations		$ 142,174,167

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,436,117	$ 71,573,687
Net realized gain (loss)	7,754,305	51,842,193
Change in net unrealized appreciation (depreciation)	95,983,745	105,479,799
Net increase (decrease) in net assets resulting from operations	142,174,167	228,895,679
Distributions to shareholders from net investment income	(35,888,831)	(71,593,620)
Distributions to shareholders from net realized gain	(154,642,056)	(107,790,846)
Total distributions	(190,530,887)	(179,384,466)
Share transactions - net increase (decrease)	171,846,319	144,097,358
Total increase (decrease) in net assets	123,489,599	193,608,571

Net Assets
Beginning of period	5,025,956,302	4,832,347,731
End of period (including undistributed net investment income of $7,638,872 and undistributed net investment income of $5,091,586, respectively)	$ 5,149,445,901	$ 5,025,956,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 13.42	$ 13.37	$ 12.62	$ 12.55	$ 11.80
Income from Investment Operations
Net investment income (loss) E	.08	.16	.14	.18	.19	.22
Net realized and unrealized gain (loss)	.27	.44	.31	.91	.09	.74
Total from investment operations	.35	.60	.45	1.09	.28	.96
Distributions from net investment income	(.08)	(.15)	(.14)	(.18)	(.20)	(.21)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.50)	(.46) I	(.40) J	(.34)	(.21) K	(.21) L
Net asset value, end of period	$ 13.41	$ 13.56	$ 13.42	$ 13.37	$ 12.62	$ 12.55
Total ReturnB, C, D	2.64%	4.54%	3.47%	8.76%	2.22%	8.26%
Ratios to Average Net Assets F, H
Expenses before reductions	.83%A	.82%	.82%	.84%	.85%	.84%
Expenses net of fee waivers, if any	.83%A	.82%	.82%	.84%	.85%	.84%
Expenses net of all reductions	.83%A	.82%	.82%	.83%	.85%	.83%
Net investment income (loss)	1.22%A	1.16%	1.03%	1.36%	1.51%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,261	$ 38,733	$ 43,449	$ 46,763	$ 36,016	$ 31,268
Portfolio turnover rate G	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share. J Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share. L Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.53	$ 13.40	$ 13.34	$ 12.60	$ 12.53	$ 11.78
Income from Investment Operations
Net investment income (loss) E	.06	.12	.10	.14	.16	.19
Net realized and unrealized gain (loss)	.28	.43	.33	.90	.09	.74
Total from investment operations	.34	.55	.43	1.04	.25	.93
Distributions from net investment income	(.06)	(.12)	(.10)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.48)	(.42)	(.37)	(.30) I	(.18)	(.18) J
Net asset value, end of period	$ 13.39	$ 13.53	$ 13.40	$ 13.34	$ 12.60	$ 12.53
Total ReturnB, C, D	2.59%	4.20%	3.28%	8.39%	1.96%	8.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.09%A	1.10%	1.10%	1.10%	1.11%	1.09%
Expenses net of fee waivers, if any	1.09%A	1.10%	1.10%	1.10%	1.10%	1.09%
Expenses net of all reductions	1.09%A	1.09%	1.09%	1.10%	1.10%	1.09%
Net investment income (loss)	.96%A	.89%	.75%	1.09%	1.26%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,128	$ 21,010	$ 19,844	$ 18,870	$ 17,765	$ 15,771
Portfolio turnover rateG	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share. J Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 13.38	$ 13.33	$ 12.59	$ 12.51	$ 11.77
Income from Investment Operations
Net investment income (loss) E	.03	.05	.03	.07	.09	.12
Net realized and unrealized gain (loss)	.27	.43	.32	.90	.10	.74
Total from investment operations	.30	.48	.35	.97	.19	.86
Distributions from net investment income	(.03)	(.05)	(.04)	(.08)	(.09)	(.11)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.45)	(.35)	(.30) I	(.23) J	(.11)	(.12)
Net asset value, end of period	$ 13.36	$ 13.51	$ 13.38	$ 13.33	$ 12.59	$ 12.51
Total ReturnB, C, D	2.26%	3.68%	2.71%	7.81%	1.48%	7.34%
Ratios to Average Net Assets F, H
Expenses before reductions	1.57%A	1.59%	1.62%	1.64%	1.65%	1.67%
Expenses net of fee waivers, if any	1.57%A	1.59%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.57%A	1.59%	1.61%	1.64%	1.64%	1.64%
Net investment income (loss)	.48%A	.39%	.23%	.55%	.72%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,792	$ 2,083	$ 2,725	$ 2,732	$ 3,044	$ 3,717
Portfolio turnover rate G	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share. J Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 13.35	$ 13.30	$ 12.57	$ 12.50	$ 11.76
Income from Investment Operations
Net investment income (loss) E	.03	.05	.03	.08	.10	.12
Net realized and unrealized gain (loss)	.28	.43	.33	.89	.09	.74
Total from investment operations	.31	.48	.36	.97	.19	.86
Distributions from net investment income	(.03)	(.05)	(.04)	(.08)	(.10)	(.12)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.45)	(.35)	(.31)	(.24)	(.12)	(.12) I
Net asset value, end of period	$ 13.34	$ 13.48	$ 13.35	$ 13.30	$ 12.57	$ 12.50
Total ReturnB, C, D	2.34%	3.70%	2.73%	7.80%	1.48%	7.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.59%A	1.60%	1.60%	1.60%	1.61%	1.61%
Expenses net of fee waivers, if any	1.59%A	1.60%	1.60%	1.60%	1.61%	1.61%
Expenses net of all reductions	1.59%A	1.60%	1.59%	1.60%	1.60%	1.60%
Net investment income (loss)	.46%A	.39%	.25%	.59%	.76%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,631	$ 26,225	$ 24,910	$ 22,600	$ 19,325	$ 15,728
Portfolio turnover rate G	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 13.44	$ 13.39	$ 12.64	$ 12.57	$ 11.82
Income from Investment Operations
Net investment income (loss) D	.10	.20	.18	.22	.23	.25
Net realized and unrealized gain (loss)	.28	.43	.31	.91	.09	.75
Total from investment operations	.38	.63	.49	1.13	.32	1.00
Distributions from net investment income	(.10)	(.20)	(.18)	(.22)	(.23)	(.24)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.52)	(.50)	(.44) H	(.38)	(.25)	(.25)
Net asset value, end of period	$ 13.43	$ 13.57	$ 13.44	$ 13.39	$ 12.64	$ 12.57
Total ReturnB, C	2.86%	4.80%	3.79%	9.06%	2.52%	8.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.52%A	.53%	.53%	.54%	.55%	.56%
Expenses net of fee waivers, if any	.52%A	.53%	.53%	.54%	.55%	.56%
Expenses net of all reductions	.52%A	.52%	.52%	.54%	.54%	.56%
Net investment income (loss)	1.53%A	1.46%	1.32%	1.65%	1.82%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,045,770	$ 4,923,702	$ 4,708,494	$ 4,595,339	$ 3,569,848	$ 3,064,676
Portfolio turnover rate F	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 13.44	$ 13.38	$ 12.64	$ 12.56	$ 11.82
Income from Investment Operations
Net investment income (loss) D	.10	.19	.17	.21	.23	.25
Net realized and unrealized gain (loss)	.27	.43	.33	.90	.10	.74
Total from investment operations	.37	.62	.50	1.11	.33	.99
Distributions from net investment income	(.09)	(.19)	(.17)	(.22)	(.23)	(.24)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.51)	(.49)	(.44)	(.37) H	(.25)	(.25)
Net asset value, end of period	$ 13.43	$ 13.57	$ 13.44	$ 13.38	$ 12.64	$ 12.56
Total ReturnB, C	2.84%	4.74%	3.83%	8.94%	2.57%	8.46%
Ratios to Average Net Assets E, G
Expenses before reductions	.57%A	.56%	.57%	.58%	.59%	.56%
Expenses net of fee waivers, if any	.57%A	.56%	.57%	.58%	.59%	.56%
Expenses net of all reductions	.57%A	.56%	.56%	.57%	.59%	.55%
Net investment income (loss)	1.49%A	1.42%	1.29%	1.62%	1.77%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,864	$ 14,204	$ 32,926	$ 30,383	$ 23,073	$ 4,739
Portfolio turnover rate F	13% A	13%	27%	23%	19%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.1	15.7
Fannie Mae	4.8	9.5
Ginnie Mae	1.9	1.6
Citigroup, Inc.	1.4	0.2
Freddie Mac	1.3	1.3
	20.5
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 19.1%	U.S. Government and U.S. Government Agency Obligations 28.1%
AAA,AA,A 10.7%	AAA,AA,A 6.4%
BBB 13.9%	BBB 13.4%
BB and Below 9.3%	BB and Below 4.9%
Not Rated 0.8%	Not Rated 0.3%
Equities* 33.0%	Equities** 30.4%
Short-Term Investments and Net Other Assets 13.2%	Short-Term Investments and Net Other Assets 16.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	0.5
Facebook, Inc. Class A	0.3	0.2
Actavis PLC	0.3	0.3
The Walt Disney Co.	0.3	0.2
Citigroup, Inc.	0.2	0.2
	1.8
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	17.6
Consumer Discretionary	6.7	5.4
Energy	6.0	4.9
Health Care	5.9	4.4
Information Technology	5.2	4.9
Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 32.9%	Stock Class and Equity Futures** 30.3%
Bond Class 52.1%	Bond Class 52.6%
Short-Term Class 15.0%	Short-Term Class 17.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 19.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 31.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	248,700	$ 1,837,895
Fidelity Consumer Discretionary Central Fund (c)	102,890	25,175,100
Fidelity Consumer Staples Central Fund (c)	75,964	16,728,714
Fidelity Energy Central Fund (c)	107,461	14,052,665
Fidelity Financials Central Fund (c)	440,472	38,981,782
Fidelity Health Care Central Fund (c)	80,517	30,261,638
Fidelity Industrials Central Fund (c)	93,476	22,103,247
Fidelity Information Technology Central Fund (c)	146,364	41,475,135
Fidelity International Equity Central Fund (c)	772,048	61,841,080
Fidelity Materials Central Fund (c)	32,789	7,335,613
Fidelity Real Estate Equity Central Fund (c)	97,677	10,488,536
Fidelity Telecom Services Central Fund (c)	25,416	4,298,563
Fidelity Utilities Central Fund (c)	45,813	7,269,562
TOTAL EQUITY CENTRAL FUNDS (Cost $202,495,092)		281,849,530
Fixed-Income Central Funds - 55.9%

High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (c)	445,735	4,261,223
Fidelity Floating Rate Central Fund (c)	167,723	17,709,903
Fidelity High Income Central Fund 1 (c)	344,606	34,798,274
TOTAL HIGH YIELD FIXED-INCOME FUNDS		56,769,400
Investment Grade Fixed-Income Funds - 49.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)(c)	123,385	12,255,855
Fidelity Investment Grade Bond Central Fund (c)	3,952,134	430,901,153
TOTAL INVESTMENT GRADE FIXED-INCOME FUND		443,157,008
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $480,833,585)		499,926,408
Money Market Central Funds - 10.6%

Fidelity Cash Central Fund, 0.14% (b)	71,991,523	71,991,523
Fidelity Money Market Central Fund, 0.30% (b)	22,503,934	22,503,934
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $94,495,457)		94,495,457
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 4/16/15 (Cost $199,998)	$ 200,000	$ 199,998
Investment Companies - 2.0%
	Shares
iShares MSCI EAFE Index ETF (Cost $17,596,987)	276,878	17,767,260
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $795,621,119)		894,238,653
NET OTHER ASSETS (LIABILITIES) - 0.0%		25,341
NET ASSETS - 100%		$ 894,263,994
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 59,089
Fidelity Commodity Strategy Central Fund	940
Fidelity Consumer Discretionary Central Fund	155,419
Fidelity Consumer Staples Central Fund	190,745
Fidelity Emerging Markets Debt Central Fund	136,263
Fidelity Emerging Markets Equity Central Fund	29,688
Fidelity Energy Central Fund	119,265
Fidelity Financials Central Fund	289,076
Fidelity Floating Rate Central Fund	405,384
Fidelity Health Care Central Fund	81,329
Fidelity High Income Central Fund 1	868,729
Fidelity Industrials Central Fund	136,604
Fidelity Information Technology Central Fund	103,852
Fidelity International Equity Central Fund	532,627
Fidelity Investment Grade Bond Central Fund	5,815,057
Fidelity Materials Central Fund	66,046
Fidelity Money Market Central Fund	30,176
Fidelity Real Estate Equity Central Fund	65,728
Fidelity Telecom Services Central Fund	45,023
Fidelity Utilities Central Fund	86,488
Total	$ 9,217,528
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,068,534	$ 195,085	$ 54,856	$ 1,837,895	0.6%
Fidelity Consumer Discretionary Central Fund	21,176,863	1,595,441	673,714	25,175,100	1.5%
Fidelity Consumer Staples Central Fund	15,805,384	1,199,928	1,430,738	16,728,714	1.4%
Fidelity Emerging Markets Debt Central Fund	4,078,506	478,058	91,431	4,261,223	4.1%
Fidelity Emerging Markets Equity Central Fund	8,547,434	463,061	8,530,800	-	0.0%
Fidelity Energy Central Fund	15,186,952	1,460,381	232,264	14,052,665	1.4%
Fidelity Financials Central Fund	34,998,326	3,153,365	1,117,281	38,981,782	1.5%
Fidelity Floating Rate Central Fund	16,620,152	1,699,643	365,703	17,709,903	1.0%
Fidelity Health Care Central Fund	25,731,828	1,806,842	2,703,458	30,261,638	1.5%
Fidelity High Income Central Fund 1	16,438,202	19,170,106	577,435	34,798,274	3.7%
Fidelity Industrials Central Fund	19,083,057	1,718,283	444,614	22,103,247	1.6%
Fidelity Inflation-Protected Bond Index Central Fund	9,584,419	2,880,905	224,310	12,255,855	4.4%
Fidelity Information Technology Central Fund	34,374,383	4,814,453	614,019	41,475,135	1.5%
Fidelity International Equity Central Fund	57,136,336	5,280,504	1,347,724	61,841,080	2.1%
Fidelity Investment Grade Bond Central Fund	397,927,512	47,639,685	22,072,377	430,901,153	5.5%
Fidelity Materials Central Fund	7,108,586	574,269	151,940	7,335,613	1.6%
Fidelity Real Estate Equity Central Fund	-	10,200,376	109,908	10,488,536	3.7%
Fidelity Telecom Services Central Fund	3,844,573	397,373	73,603	4,298,563	1.4%
Fidelity Utilities Central Fund	6,992,871	598,267	466,638	7,269,562	1.5%
Total	$ 696,703,918	$ 105,326,025	$ 41,282,813	$ 781,775,938
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 281,849,530	$ 281,849,530	$ -	$ -
Fixed-Income Central Funds	499,926,408	499,926,408	-	-
Money Market Central Funds	94,495,457	94,495,457	-	-
U.S. Treasury Obligations	199,998	-	199,998	-
Investment Companies	17,767,260	17,767,260	-	-
Total Investments in Securities:	$ 894,238,653	$ 894,038,655	$ 199,998	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.6%
United Kingdom	3.7%
Japan	2.0%
Mexico	1.3%
Cayman Islands	1.3%
Netherlands	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	9.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $17,796,985)	$ 17,967,258
Fidelity Central Funds (cost $777,824,134)	876,271,395
Total Investments (cost $795,621,119)		$ 894,238,653
Cash		49,812
Receivable for investments sold		258,066
Receivable for fund shares sold		1,572,404
Distributions receivable from Fidelity Central Funds		9,162
Prepaid expenses		930
Other receivables		1,803
Total assets		896,130,830

Liabilities
Payable for investments purchased	$ 942,081
Payable for fund shares redeemed	495,627
Accrued management fee	302,708
Distribution and service plan fees payable	25,497
Other affiliated payables	85,214
Other payables and accrued expenses	15,709
Total liabilities		1,866,836

Net Assets		$ 894,263,994
Net Assets consist of:
Paid in capital		$ 836,748,488
Undistributed net investment income		1,465,588
Accumulated undistributed net realized gain (loss) on investments		(42,567,616)
Net unrealized appreciation (depreciation) on investments		98,617,534
Net Assets		$ 894,263,994

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,805,148 ÷ 2,039,695 shares)		$ 10.69

Maximum offering price per share (100/94.25 of $10.69)		$ 11.34
Class T: Net Asset Value and redemption price per share ($11,044,076 ÷ 1,034,008 shares)		$ 10.68

Maximum offering price per share (100/96.50 of $10.68)		$ 11.07
Class B: Net Asset Value and offering price per share ($709,456 ÷ 66,490 shares)A		$ 10.67

Class C: Net Asset Value and offering price per share ($19,046,571 ÷ 1,790,510 shares)A		$ 10.64

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($833,624,964 ÷ 77,957,487 shares)		$ 10.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,033,779 ÷ 751,278 shares)		$ 10.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 43
Income from Fidelity Central Funds		9,217,528
Total income		9,217,571

Expenses
Management fee	$ 1,747,335
Transfer agent fees	343,841
Distribution and service plan fees	147,078
Accounting fees and expenses	156,543
Custodian fees and expenses	507
Independent trustees' compensation	1,777
Registration fees	56,207
Audit	22,783
Legal	1,647
Miscellaneous	3,203
Total expenses before reductions	2,480,921
Expense reductions	(4,038)	2,476,883
Net investment income (loss)		6,740,688
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Fidelity Central Funds	(711,029)
Futures contracts	1,063,750
Capital gain distributions from Fidelity Central Funds	18,251
Total net realized gain (loss)		370,972
Change in net unrealized appreciation (depreciation) on investment securities		21,910,110
Net gain (loss)		22,281,082
Net increase (decrease) in net assets resulting from operations		$ 29,021,770

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,740,688	$ 11,368,732
Net realized gain (loss)	370,972	1,907,071
Change in net unrealized appreciation (depreciation)	21,910,110	27,736,996
Net increase (decrease) in net assets resulting from operations	29,021,770	41,012,799
Distributions to shareholders from net investment income	(6,066,471)	(11,374,832)
Distributions to shareholders from net realized gain	(23,090,456)	(11,398,470)
Total distributions	(29,156,927)	(22,773,302)
Share transactions - net increase (decrease)	78,023,121	197,925,492
Total increase (decrease) in net assets	77,887,964	216,164,989

Net Assets
Beginning of period	816,376,030	600,211,041
End of period (including undistributed net investment income of $1,465,588 and undistributed net investment income of $791,371, respectively)	$ 894,263,994	$ 816,376,030

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) E	.07	.14	.12	.14	.16	.17
Net realized and unrealized gain (loss)	.27	.46	.44	.89	.01	.67
Total from investment operations	.34	.60	.56	1.03	.17	.84
Distributions from net investment income	(.06)	(.13)	(.11)	(.14)	(.15)	(.17)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.36)	(.32) I	(.28)	(.25)	(.46)	(.22)
Net asset value, end of period	$ 10.69	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66
Total ReturnB, C, D	3.28%	5.83%	5.64%	11.20%	1.67%	9.39%
Ratios to Average Net Assets F, H
Expenses before reductions	.85%A	.85%	.87%	.89%	.91%	.98%
Expenses net of fee waivers, if any	.85%A	.85%	.87%	.89%	.90%	.90%
Expenses net of all reductions	.85%A	.85%	.87%	.88%	.89%	.89%
Net investment income (loss)	1.31%A	1.29%	1.15%	1.46%	1.63%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,805	$ 22,071	$ 15,100	$ 11,431	$ 9,024	$ 7,495
Portfolio turnover rate G	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.42	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Income from Investment Operations
Net investment income (loss) E	.06	.11	.09	.12	.14	.15
Net realized and unrealized gain (loss)	.27	.46	.44	.89	.01	.67
Total from investment operations	.33	.57	.53	1.01	.15	.82
Distributions from net investment income	(.05)	(.10)	(.08)	(.12)	(.13)	(.15)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.35)	(.29) I	(.25)	(.23)	(.44)	(.20)
Net asset value, end of period	$ 10.68	$ 10.70	$ 10.42	$ 10.14	$ 9.36	$ 9.65
Total ReturnB, C, D	3.16%	5.53%	5.37%	10.91%	1.47%	9.15%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12%A	1.13%	1.13%	1.14%	1.13%	1.19%
Expenses net of fee waivers, if any	1.12%A	1.13%	1.13%	1.14%	1.13%	1.15%
Expenses net of all reductions	1.12%A	1.13%	1.13%	1.13%	1.13%	1.14%
Net investment income (loss)	1.05%A	1.01%	.89%	1.21%	1.39%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,044	$ 9,932	$ 7,064	$ 6,542	$ 4,885	$ 5,800
Portfolio turnover rate G	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.41	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Income from Investment Operations
Net investment income (loss) E	.03	.05	.04	.07	.09	.10
Net realized and unrealized gain (loss)	.27	.47	.44	.89	- I	.67
Total from investment operations	.30	.52	.48	.96	.09	.77
Distributions from net investment income	(.02)	(.05)	(.04)	(.07)	(.07)	(.11)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.32)	(.24) J	(.21)	(.18)	(.38)	(.15) K
Net asset value, end of period	$ 10.67	$ 10.69	$ 10.41	$ 10.14	$ 9.36	$ 9.65
Total ReturnB, C, D	2.88%	5.02%	4.81%	10.37%	.89%	8.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60%A	1.63%	1.66%	1.68%	1.70%	1.78%
Expenses net of fee waivers, if any	1.60%A	1.63%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.60%A	1.63%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.57%A	.51%	.37%	.69%	.88%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 709	$ 873	$ 1,078	$ 1,118	$ 1,076	$ 1,336
Portfolio turnover rate G	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.24 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.183 per share. K Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.38	$ 10.12	$ 9.34	$ 9.63	$ 9.01
Income from Investment Operations
Net investment income (loss) E	.03	.06	.04	.07	.09	.10
Net realized and unrealized gain (loss)	.27	.46	.43	.89	.01	.67
Total from investment operations	.30	.52	.47	.96	.10	.77
Distributions from net investment income	(.03)	(.06)	(.04)	(.07)	(.08)	(.10)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.32) I	(.24)	(.21)	(.18)	(.39)	(.15)
Net asset value, end of period	$ 10.64	$ 10.66	$ 10.38	$ 10.12	$ 9.34	$ 9.63
Total ReturnB, C, D	2.92%	5.09%	4.75%	10.41%	.92%	8.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.61%A	1.62%	1.64%	1.66%	1.67%	1.72%
Expenses net of fee waivers, if any	1.61%A	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61%A	1.61%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.56%A	.52%	.39%	.69%	.88%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,047	$ 16,976	$ 12,001	$ 7,937	$ 5,967	$ 4,789
Portfolio turnover rate G	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.32 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.298 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) D	.09	.17	.15	.17	.19	.19
Net realized and unrealized gain (loss)	.27	.46	.44	.89	.01	.67
Total from investment operations	.36	.63	.59	1.06	.20	.86
Distributions from net investment income	(.08)	(.17)	(.14)	(.17)	(.18)	(.19)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.38)	(.35)	(.31)	(.28)	(.49)	(.24)
Net asset value, end of period	$ 10.69	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66
Total ReturnB, C	3.43%	6.19%	5.96%	11.53%	1.98%	9.67%
Ratios to Average Net Assets E, G
Expenses before reductions	.54%A	.55%	.56%	.58%	.61%	.69%
Expenses net of fee waivers, if any	.54%A	.55%	.56%	.58%	.61%	.65%
Expenses net of all reductions	.54%A	.55%	.56%	.58%	.60%	.64%
Net investment income (loss)	1.62%A	1.59%	1.46%	1.76%	1.92%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 833,625	$ 757,908	$ 560,306	$ 364,386	$ 208,380	$ 109,249
Portfolio turnover rate F	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.43	$ 10.16	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) D	.08	.16	.14	.17	.19	.19
Net realized and unrealized gain (loss)	.27	.47	.44	.90	- H	.67
Total from investment operations	.35	.63	.58	1.07	.19	.86
Distributions from net investment income	(.08)	(.16)	(.13)	(.17)	(.18)	(.19)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.37) L	(.35) I	(.31) J	(.28)	(.48) K	(.24)
Net asset value, end of period	$ 10.69	$ 10.71	$ 10.43	$ 10.16	$ 9.37	$ 9.66
Total ReturnB, C	3.40%	6.12%	5.81%	11.56%	1.93%	9.67%
Ratios to Average Net Assets E, G
Expenses before reductions	.61%A	.62%	.62%	.65%	.63%	.71%
Expenses net of fee waivers, if any	.61%A	.62%	.62%	.65%	.63%	.65%
Expenses net of all reductions	.61%A	.62%	.62%	.64%	.62%	.64%
Net investment income (loss)	1.56%A	1.52%	1.40%	1.69%	1.90%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,034	$ 8,616	$ 4,663	$ 2,099	$ 1,218	$ 1,168
Portfolio turnover rate F	11% A	13%	20%	21%	21%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share. J Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share. K Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share. L Total distributions of $.37 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.298 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.6	13.8
Fannie Mae	4.2	8.3
Ginnie Mae	1.6	1.4
Citigroup, Inc.	1.2	0.2
Freddie Mac	1.1	1.2
	17.7
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 16.5%	U.S. Government and U.S. Government Agency Obligations 24.7%
AAA,AA,A 9.0%	AAA,AA,A 5.5%
BBB 12.3%	BBB 11.9%
BB and Below 8.9%	BB and Below 4.8%
Not Rated 0.8%	Not Rated 0.3%
Equities* 42.7%	Equities** 40.4%
Short-Term Investments and Net Other Assets 9.8%	Short-Term Investments and Net Other Assets 12.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.6
Facebook, Inc. Class A	0.4	0.3
Actavis PLC	0.4	0.3
The Walt Disney Co.	0.3	0.3
Citigroup, Inc.	0.3	0.3
	2.3
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	17.3
Consumer Discretionary	7.8	6.7
Health Care	6.8	5.7
Information Technology	6.8	6.3
Energy	6.2	5.7
Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 42.7%	Stock Class and Equity Futures** 40.6%
Bond Class 46.0%	Bond Class 46.6%
Short-Term Class 11.3%	Short-Term Class 12.8%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.8% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 42.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	275,271	$ 2,034,250
Fidelity Consumer Discretionary Central Fund (c)	146,285	35,793,045
Fidelity Consumer Staples Central Fund (c)	105,607	23,256,675
Fidelity Emerging Markets Equity Central Fund (c)	19,151	3,892,009
Fidelity Energy Central Fund (c)	153,840	20,117,630
Fidelity Financials Central Fund (c)	627,789	55,559,322
Fidelity Health Care Central Fund (c)	112,728	42,367,534
Fidelity Industrials Central Fund (c)	132,994	31,447,697
Fidelity Information Technology Central Fund (c)	205,481	58,227,016
Fidelity International Equity Central Fund (c)	1,213,303	97,185,606
Fidelity Materials Central Fund (c)	46,843	10,479,770
Fidelity Real Estate Equity Central Fund (c)	105,585	11,337,668
Fidelity Telecom Services Central Fund (c)	36,778	6,220,180
Fidelity Utilities Central Fund (c)	62,220	9,873,148
TOTAL EQUITY CENTRAL FUNDS (Cost $310,637,238)		407,791,550
Fixed-Income Central Funds - 49.4%

High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (c)	482,446	4,612,184
Fidelity Floating Rate Central Fund (c)	182,010	19,218,392
Fidelity High Income Central Fund 1 (c)	372,772	37,642,499
TOTAL HIGH YIELD FIXED-INCOME FUNDS		61,473,075
Investment Grade Fixed-Income Funds - 43.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)(c)	110,781	11,003,839
Fidelity Investment Grade Bond Central Fund (c)	3,735,472	407,278,529
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		418,282,368
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $464,710,769)		479,755,443
Money Market Central Funds - 7.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	58,226,763	$ 58,226,763
Fidelity Money Market Central Fund, 0.30% (b)	10,324,823	10,324,823
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $68,551,586)		68,551,586
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 4/16/15 (Cost $159,998)	$ 160,000	159,998
Investment Companies - 1.6%
	Shares
iShares MSCI EAFE Index ETF (Cost $15,217,829)	240,579	15,437,953
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $859,277,420)		971,696,530
NET OTHER ASSETS (LIABILITIES) - 0.0%		(80,971)
NET ASSETS - 100%		$ 971,615,559
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,495
Fidelity Commodity Strategy Central Fund	993
Fidelity Consumer Discretionary Central Fund	217,106
Fidelity Consumer Staples Central Fund	264,500
Fidelity Emerging Markets Debt Central Fund	142,685
Fidelity Emerging Markets Equity Central Fund	50,230
Fidelity Energy Central Fund	161,783
Fidelity Financials Central Fund	400,539
Fidelity Floating Rate Central Fund	426,562
Fidelity Health Care Central Fund	112,190
Fidelity High Income Central Fund 1	913,964
Fidelity Industrials Central Fund	190,527
Fidelity Information Technology Central Fund	144,151
Fidelity International Equity Central Fund	794,268
Fidelity Investment Grade Bond Central Fund	5,324,772
Fidelity Materials Central Fund	92,601
Fidelity Money Market Central Fund	13,845
Fidelity Real Estate Equity Central Fund	69,527
Fidelity Telecom Services Central Fund	62,739
Fidelity Utilities Central Fund	119,644
Total	$ 9,548,121
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,097,081	$ 372,697	$ 40,606	$ 2,034,250	0.6%
Fidelity Consumer Discretionary Central Fund	28,519,121	3,936,847	901,428	35,793,045	2.2%
Fidelity Consumer Staples Central Fund	21,243,847	2,943,029	2,492,482	23,256,675	2.0%
Fidelity Emerging Markets Debt Central Fund	4,107,144	781,107	67,676	4,612,184	4.5%
Fidelity Emerging Markets Equity Central Fund	14,092,797	1,779,854	11,214,757	3,892,009	3.1%
Fidelity Energy Central Fund	19,008,861	4,269,740	223,108	20,117,630	2.0%
Fidelity Financials Central Fund	46,778,280	7,565,759	1,434,031	55,559,322	2.2%
Fidelity Floating Rate Central Fund	16,833,483	2,904,559	270,703	19,218,392	1.1%
Fidelity Health Care Central Fund	34,567,961	4,656,367	4,363,525	42,367,534	2.1%
Fidelity High Income Central Fund 1	16,306,904	22,020,734	457,464	37,642,499	4.1%
Fidelity Industrials Central Fund	25,559,578	4,122,631	621,101	31,447,697	2.2%
Fidelity Inflation-Protected Bond Index Central Fund	9,655,040	1,486,816	162,421	11,003,839	3.9%
Fidelity Information Technology Central Fund	45,939,403	9,707,221	1,461,274	58,227,016	2.1%
Fidelity International Equity Central Fund	79,483,079	17,868,237	1,380,254	97,185,606	3.3%
Fidelity Investment Grade Bond Central Fund	351,285,747	68,123,311	18,921,517	407,278,529	5.2%
Fidelity Materials Central Fund	9,594,305	1,353,995	198,816	10,479,770	2.2%
Fidelity Real Estate Equity Central Fund	-	11,028,818	109,960	11,337,668	4.0%
Fidelity Telecom Services Central Fund	5,164,901	947,171	71,734	6,220,180	2.0%
Fidelity Utilities Central Fund	9,429,374	1,450,324	1,173,285	9,873,148	2.1%
Total	$ 739,666,906	$ 167,319,217	$ 45,566,142	$ 887,546,993
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 407,791,550	$ 407,791,550	$ -	$ -
Fixed-Income Central Funds	479,755,443	479,755,443	-	-
Money Market Central Funds	68,551,586	68,551,586	-	-
U.S. Treasury Obligations	159,998	-	159,998	-
Investment Companies	15,437,953	15,437,953	-	-
Total Investments in Securities:	$ 971,696,530	$ 971,536,532	$ 159,998	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.2%
United Kingdom	4.2%
Japan	2.5%
Cayman Islands	1.4%
Ireland	1.3%
Netherlands	1.3%
France	1.2%
Mexico	1.1%
Germany	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	7.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,377,827)	$ 15,597,951
Fidelity Central Funds (cost $843,899,593)	956,098,579
Total Investments (cost $859,277,420)		$ 971,696,530
Cash		42,168
Receivable for investments sold		291,287
Receivable for fund shares sold		999,167
Distributions receivable from Fidelity Central Funds		7,261
Prepaid expenses		940
Other receivables		2,489
Total assets		973,039,842

Liabilities
Payable for investments purchased	$ 274,865
Payable for fund shares redeemed	686,486
Accrued management fee	328,464
Distribution and service plan fees payable	25,897
Other affiliated payables	92,860
Other payables and accrued expenses	15,711
Total liabilities		1,424,283

Net Assets		$ 971,615,559
Net Assets consist of:
Paid in capital		$ 899,993,147
Undistributed net investment income		3,704,099
Accumulated undistributed net realized gain (loss) on investments		(44,500,797)
Net unrealized appreciation (depreciation) on investments		112,419,110
Net Assets		$ 971,615,559

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,691,046 ÷ 2,612,158 shares)		$ 10.98

Maximum offering price per share (100/94.25 of $10.98)		$ 11.65
Class T: Net Asset Value and redemption price per share ($9,474,838 ÷ 864,274 shares)		$ 10.96

Maximum offering price per share (100/96.50 of $10.96)		$ 11.36
Class B: Net Asset Value and offering price per share ($927,068 ÷ 84,404 shares)A		$ 10.98

Class C: Net Asset Value and offering price per share ($18,490,204 ÷ 1,691,309 shares)A		$ 10.93

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($907,957,570 ÷ 82,659,679 shares)		$ 10.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,074,833 ÷ 552,987 shares)		$ 10.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 42
Income from Fidelity Central Funds		9,548,121
Total income		9,548,163

Expenses
Management fee	$ 1,836,031
Transfer agent fees	371,604
Distribution and service plan fees	147,111
Accounting fees and expenses	163,045
Custodian fees and expenses	489
Independent trustees' compensation	1,841
Registration fees	51,362
Audit	22,783
Legal	1,682
Miscellaneous	3,267
Total expenses before reductions	2,599,215
Expense reductions	(5,736)	2,593,479
Net investment income (loss)		6,954,684
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Fidelity Central Funds	(930,338)
Futures contracts	870,355
Capital gain distributions from Fidelity Central Funds	18,928
Total net realized gain (loss)		(41,055)
Change in net unrealized appreciation (depreciation) on investment securities		27,277,473
Net gain (loss)		27,236,418
Net increase (decrease) in net assets resulting from operations		$ 34,191,102

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,954,684	$ 10,941,317
Net realized gain (loss)	(41,055)	1,623,845
Change in net unrealized appreciation (depreciation)	27,277,473	31,586,072
Net increase (decrease) in net assets resulting from operations	34,191,102	44,151,234
Distributions to shareholders from net investment income	(5,964,674)	(10,627,197)
Distributions to shareholders from net realized gain	(24,422,962)	(15,119,456)
Total distributions	(30,387,636)	(25,746,653)
Share transactions - net increase (decrease)	143,264,013	276,870,491
Total increase (decrease) in net assets	147,067,479	295,275,072

Net Assets
Beginning of period	824,548,080	529,273,008
End of period (including undistributed net investment income of $3,704,099 and undistributed net investment income of $2,714,089, respectively)	$ 971,615,559	$ 824,548,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) E	.07	.14	.12	.14	.16	.16
Net realized and unrealized gain (loss)	.32	.59	.66	1.07	(.06)	.70
Total from investment operations	.39	.73	.78	1.21	.10	.86
Distributions from net investment income	(.06)	(.15)	(.10)	(.14)	(.14)	(.15)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.37)	(.43)	(.23)	(.23)	(.42)	(.18)
Net asset value, end of period	$ 10.98	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnB, C, D	3.68%	6.98%	7.88%	13.47%	.91%	9.96%
Ratios to Average Net Assets F, H
Expenses before reductions	.84%A	.85%	.87%	.90%	.95%	1.06%
Expenses net of fee waivers, if any	.84%A	.85%	.87%	.90%	.90%	.90%
Expenses net of all reductions	.84%A	.85%	.86%	.89%	.89%	.89%
Net investment income (loss)	1.30%A	1.31%	1.21%	1.49%	1.61%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,691	$ 25,419	$ 16,042	$ 14,048	$ 10,337	$ 6,308
Portfolio turnover rate G	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.64	$ 10.09	$ 9.12	$ 9.44	$ 8.76
Income from Investment Operations
Net investment income (loss) E	.06	.11	.10	.12	.13	.14
Net realized and unrealized gain (loss)	.32	.59	.66	1.06	(.05)	.70
Total from investment operations	.38	.70	.76	1.18	.08	.84
Distributions from net investment income	(.05)	(.12)	(.08)	(.12)	(.12)	(.13)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.36)	(.40)	(.21)	(.21)	(.40)	(.16)
Net asset value, end of period	$ 10.96	$ 10.94	$ 10.64	$ 10.09	$ 9.12	$ 9.44
Total ReturnB, C, D	3.55%	6.72%	7.62%	13.09%	.68%	9.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10%A	1.12%	1.14%	1.17%	1.19%	1.32%
Expenses net of fee waivers, if any	1.10%A	1.12%	1.14%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.10%A	1.12%	1.13%	1.14%	1.14%	1.14%
Net investment income (loss)	1.03%A	1.04%	.94%	1.24%	1.36%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,475	$ 8,295	$ 6,969	$ 4,803	$ 3,760	$ 2,972
Portfolio turnover rate G	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.95	$ 10.66	$ 10.10	$ 9.12	$ 9.44	$ 8.75
Income from Investment Operations
Net investment income (loss) E	.03	.06	.04	.07	.08	.09
Net realized and unrealized gain (loss)	.33	.58	.67	1.06	(.06)	.71
Total from investment operations	.36	.64	.71	1.13	.02	.80
Distributions from net investment income	(.02)	(.07)	(.02)	(.06)	(.07)	(.08)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.33)	(.35)	(.15)	(.15)	(.34) I	(.11)
Net asset value, end of period	$ 10.98	$ 10.95	$ 10.66	$ 10.10	$ 9.12	$ 9.44
Total ReturnB, C, D	3.37%	6.10%	7.11%	12.56%	.13%	9.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.58%A	1.61%	1.68%	1.70%	1.73%	1.82%
Expenses net of fee waivers, if any	1.58%A	1.61%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.58%A	1.61%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.56%A	.55%	.43%	.74%	.86%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 927	$ 1,189	$ 776	$ 839	$ 856	$ 1,075
Portfolio turnover rate G	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.62	$ 10.08	$ 9.11	$ 9.43	$ 8.76
Income from Investment Operations
Net investment income (loss) E	.03	.06	.04	.07	.08	.09
Net realized and unrealized gain (loss)	.32	.58	.66	1.06	(.05)	.70
Total from investment operations	.35	.64	.70	1.13	.03	.79
Distributions from net investment income	(.02)	(.07)	(.03)	(.08)	(.08)	(.09)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.33)	(.35)	(.16)	(.16) J	(.35) I	(.12)
Net asset value, end of period	$ 10.93	$ 10.91	$ 10.62	$ 10.08	$ 9.11	$ 9.43
Total ReturnB, C, D	3.30%	6.17%	7.02%	12.59%	.22%	9.07%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62%A	1.62%	1.64%	1.67%	1.70%	1.82%
Expenses net of fee waivers, if any	1.62%A	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62%A	1.62%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.52%A	.54%	.44%	.74%	.86%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,490	$ 15,769	$ 9,272	$ 6,814	$ 3,911	$ 2,193
Portfolio turnover rate G	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share. J Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) D	.09	.17	.16	.18	.18	.18
Net realized and unrealized gain (loss)	.32	.59	.65	1.06	(.06)	.71
Total from investment operations	.41	.76	.81	1.24	.12	.89
Distributions from net investment income	(.08)	(.18)	(.13)	(.17)	(.17)	(.18)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.39)	(.46)	(.26)	(.26)	(.44) H	(.21)
Net asset value, end of period	$ 10.98	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnB, C	3.84%	7.29%	8.21%	13.78%	1.17%	10.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.55%A	.56%	.57%	.59%	.64%	.76%
Expenses net of fee waivers, if any	.55%A	.56%	.57%	.59%	.64%	.65%
Expenses net of all reductions	.54%A	.56%	.56%	.58%	.63%	.64%
Net investment income (loss)	1.59%A	1.60%	1.51%	1.81%	1.87%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 907,958	$ 769,619	$ 495,019	$ 328,995	$ 146,236	$ 77,613
Portfolio turnover rate F	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) D	.09	.17	.15	.17	.18	.18
Net realized and unrealized gain (loss)	.33	.58	.66	1.06	(.06)	.71
Total from investment operations	.42	.75	.81	1.23	.12	.89
Distributions from net investment income	(.08)	(.18)	(.13)	(.16)	(.16)	(.18)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.39)	(.45) H	(.26)	(.25)	(.44)	(.21)
Net asset value, end of period	$ 10.99	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnB, C	3.92%	7.25%	8.15%	13.74%	1.15%	10.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.55%A	.58%	.63%	.66%	.68%	.76%
Expenses net of fee waivers, if any	.55%A	.58%	.63%	.65%	.65%	.65%
Expenses net of all reductions	.55%A	.57%	.62%	.64%	.64%	.64%
Net investment income (loss)	1.59%A	1.59%	1.45%	1.74%	1.86%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,075	$ 4,256	$ 1,196	$ 911	$ 580	$ 882
Portfolio turnover rate F	11% A	11%	22%	21%	20%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	0.7
Facebook, Inc. Class A	0.5	0.4
Actavis PLC	0.5	0.4
The Walt Disney Co.	0.4	0.3
Citigroup, Inc.	0.4	0.4
JPMorgan Chase & Co.	0.3	0.4
Medtronic PLC	0.3	0.3
Bank of America Corp.	0.3	0.4
Google, Inc. Class C	0.3	0.3
Google, Inc. Class A	0.3	0.3
	4.4
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.8	17.8
Consumer Discretionary	9.1	7.8
Information Technology	8.4	7.8
Health Care	7.9	6.8
Industrials	7.0	6.4
Top Five Bond Issuers as of March 31, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.5	12.4
Fannie Mae	3.7	7.3
Ginnie Mae	1.5	1.2
Citigroup, Inc.	1.1	0.2
Freddie Mac	1.0	1.0
	15.8
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 14.7%	U.S. Government and U.S. Government Agency Obligations 21.9%
AAA,AA,A 7.7%	AAA,AA,A 4.5%
BBB 10.8%	BBB 10.8%
BB and Below 8.8%	BB and Below 4.7%
Not Rated 0.7%	Not Rated 0.3%
Equities* 52.8%	Equities** 50.4%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 7.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 52.6%	Stock Class and Equity Futures** 50.7%
Bond Class 41.4%	Bond Class 41.7%
Short-Term Class 6.0%	Short-Term Class 7.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 25.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 51.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (e)	2,230,939	$ 16,486,642
Fidelity Consumer Discretionary Central Fund (e)	1,572,683	384,804,129
Fidelity Consumer Staples Central Fund (e)	1,123,734	247,468,792
Fidelity Emerging Markets Equity Central Fund (e)	204,640	41,588,889
Fidelity Energy Central Fund (e)	1,635,045	213,814,816
Fidelity Financials Central Fund (e)	6,703,974	593,301,708
Fidelity Health Care Central Fund (e)	1,200,731	451,282,822
Fidelity Industrials Central Fund (e)	1,416,225	334,880,603
Fidelity Information Technology Central Fund (e)	2,188,353	620,113,673
Fidelity International Equity Central Fund (e)	13,081,017	1,047,789,479
Fidelity Materials Central Fund (e)	498,612	111,549,545
Fidelity Real Estate Equity Central Fund (e)	901,414	96,793,865
Fidelity Telecom Services Central Fund (e)	364,966	61,726,710
Fidelity Utilities Central Fund (e)	660,690	104,838,350
TOTAL EQUITY CENTRAL FUNDS (Cost $2,707,718,229)		4,326,440,023
Fixed-Income Central Funds - 44.4%

High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (e)	4,096,274	39,160,381
Fidelity Floating Rate Central Fund (e)	1,551,432	163,815,674
Fidelity High Income Central Fund 1 (e)	3,203,484	323,487,857
TOTAL HIGH YIELD FIXED-INCOME FUNDS		526,463,912
Investment Grade Fixed-Income Funds - 38.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)(e)	944,142	93,781,662
Fidelity Investment Grade Bond Central Fund (e)	28,294,474	3,084,946,449
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,178,728,111
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,474,564,403)		3,705,192,023
Money Market Central Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	110,687,214	$ 110,687,214
Fidelity Money Market Central Fund, 0.30% (b)	55,344,512	55,344,512
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	20,482,000	20,482,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $186,513,726)		186,513,726
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 4/16/15 (Cost $859,989)	$ 860,000	859,989
Investment Companies - 1.9%
	Shares
iShares MSCI EAFE Index ETF (d) (Cost $151,951,324)	2,412,097	154,784,264
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,521,607,671)		8,373,790,025
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(21,911,634)
NET ASSETS - 100%		$ 8,351,878,391
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 168,808
Fidelity Commodity Strategy Central Fund	9,015
Fidelity Consumer Discretionary Central Fund	2,452,778
Fidelity Consumer Staples Central Fund	2,949,224
Fidelity Emerging Markets Debt Central Fund	1,302,622
Fidelity Emerging Markets Equity Central Fund	554,269
Fidelity Energy Central Fund	1,825,460
Fidelity Financials Central Fund	4,606,749
Fidelity Floating Rate Central Fund	3,890,307
Fidelity Health Care Central Fund	1,275,102
Fidelity High Income Central Fund 1	8,337,728
Fidelity Industrials Central Fund	2,155,158
Fidelity Information Technology Central Fund	1,617,848
Fidelity International Equity Central Fund	9,023,484
Fidelity Investment Grade Bond Central Fund	42,961,300
Fidelity Materials Central Fund	1,054,105
Fidelity Money Market Central Fund	74,212
Fidelity Real Estate Equity Central Fund	630,154
Fidelity Securities Lending Cash Central Fund	846
Fidelity Telecom Services Central Fund	675,498
Fidelity Utilities Central Fund	1,368,948
Total	$ 86,933,615
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 20,470,784	$ 219,785	$ 691,567	$ 16,486,642	5.2%
Fidelity Consumer Discretionary Central Fund	349,029,597	5,204,453	18,363,012	384,804,129	23.7%
Fidelity Consumer Staples Central Fund	260,890,931	4,919,004	37,050,921	247,468,792	21.0%
Fidelity Emerging Markets Debt Central Fund	40,494,059	1,830,107	1,152,617	39,160,381	36.6%
Fidelity Emerging Markets Equity Central Fund	163,068,383	1,726,948	114,636,588	41,588,889	33.4%
Fidelity Energy Central Fund	235,160,131	18,458,030	4,177,908	213,814,816	20.9%
Fidelity Financials Central Fund	572,892,452	9,571,484	20,244,078	593,301,708	23.4%
Fidelity Floating Rate Central Fund	165,566,828	5,295,343	4,610,460	163,815,674	9.4%
Fidelity Health Care Central Fund	427,242,889	4,656,643	66,352,615	451,282,822	22.4%
Fidelity High Income Central Fund 1	158,322,446	174,696,426	7,038,425	323,487,857	34.8%
Fidelity Industrials Central Fund	311,842,081	4,883,348	9,681,945	334,880,603	23.6%
Fidelity Inflation-Protected Bond Index Central Fund	95,507,367	843,078	2,766,270	93,781,662	33.4%
Fidelity Information Technology Central Fund	562,454,955	35,663,085	23,255,961	620,113,673	22.3%
Fidelity International Equity Central Fund	1,007,434,589	58,005,870	29,510,135	1,047,789,479	35.3%
Fidelity Investment Grade Bond Central Fund	3,060,845,980	189,011,010	220,399,399	3,084,946,449	39.4%
Fidelity Materials Central Fund	117,717,077	2,739,516	5,745,948	111,549,545	23.8%
Fidelity Real Estate Equity Central Fund	-	94,202,360	1,194,795	96,793,865	34.3%
Fidelity Telecom Services Central Fund	59,838,623	1,298,206	1,342,218	61,726,710	20.3%
Fidelity Utilities Central Fund	116,214,245	2,322,495	15,900,895	104,838,350	22.3%
Total	$ 7,724,993,417	$ 615,547,191	$ 584,115,757	$ 8,031,632,046
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,326,440,023	$ 4,326,440,023	$ -	$ -
Fixed-Income Central Funds	3,705,192,023	3,705,192,023	-	-
Money Market Central Funds	186,513,726	186,513,726	-	-
U.S. Treasury Obligations	859,989	-	859,989	-
Investment Companies	154,784,264	154,784,264	-	-
Total Investments in Securities:	$ 8,373,790,025	$ 8,372,930,036	$ 859,989	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	74.4%
United Kingdom	4.4%
Japan	2.9%
Ireland	1.7%
Cayman Islands	1.6%
France	1.4%
Netherlands	1.4%
Switzerland	1.2%
Germany	1.2%
Mexico	1.0%
Others (Individually Less Than 1%)	8.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,764,360) - See accompanying schedule: Unaffiliated issuers (cost $152,811,313)	$ 155,644,253
Fidelity Central Funds (cost $6,368,796,358)	8,218,145,772
Total Investments (cost $6,521,607,671)		$ 8,373,790,025
Receivable for investments sold		3,742,270
Receivable for fund shares sold		4,151,716
Distributions receivable from Fidelity Central Funds		16,822
Prepaid expenses		9,387
Other receivables		246,518
Total assets		8,381,956,738

Liabilities
Payable for fund shares redeemed	$ 4,765,634
Accrued management fee	3,466,417
Distribution and service plan fees payable	66,091
Other affiliated payables	1,065,950
Other payables and accrued expenses	232,255
Collateral on securities loaned, at value	20,482,000
Total liabilities		30,078,347

Net Assets		$ 8,351,878,391
Net Assets consist of:
Paid in capital		$ 7,348,769,546
Undistributed net investment income		29,802,805
Accumulated undistributed net realized gain (loss) on investments		(878,876,314)
Net unrealized appreciation (depreciation) on investments		1,852,182,354
Net Assets		$ 8,351,878,391

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($73,453,841 ÷ 4,214,732 shares)		$ 17.43

Maximum offering price per share (100/94.25 of $17.43)		$ 18.49
Class T: Net Asset Value and redemption price per share ($35,710,462 ÷ 2,051,416 shares)		$ 17.41

Maximum offering price per share (100/96.50 of $17.41)		$ 18.04
Class B: Net Asset Value and offering price per share ($3,035,444 ÷ 174,653 shares)A		$ 17.38

Class C: Net Asset Value and offering price per share ($41,037,345 ÷ 2,370,491 shares)A		$ 17.31

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($8,167,287,337 ÷ 466,864,470 shares)		$ 17.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,353,962 ÷ 1,795,160 shares)		$ 17.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 343
Income from Fidelity Central Funds		86,933,615
Total income		86,933,958

Expenses
Management fee	$ 20,459,967
Transfer agent fees	5,544,763
Distribution and service plan fees	388,815
Accounting and security lending fees	748,768
Custodian fees and expenses	705
Independent trustees' compensation	17,888
Appreciation in deferred trustee compensation account	217
Registration fees	90,276
Audit	21,549
Legal	35,015
Miscellaneous	29,625
Total expenses before reductions	27,337,588
Expense reductions	(64,243)	27,273,345
Net investment income (loss)		59,660,613
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,388,399
Fidelity Central Funds	63,905,671
Futures contracts	7,127,916
Capital gain distributions from Fidelity Central Funds	176,869
Total net realized gain (loss)		73,598,855
Change in net unrealized appreciation (depreciation) on investment securities		214,134,458
Net gain (loss)		287,733,313
Net increase (decrease) in net assets resulting from operations		$ 347,393,926

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 59,660,613	$ 121,717,370
Net realized gain (loss)	73,598,855	110,762,468
Change in net unrealized appreciation (depreciation)	214,134,458	394,152,737
Net increase (decrease) in net assets resulting from operations	347,393,926	626,632,575
Distributions to shareholders from net investment income	(54,307,021)	(124,253,233)
Distributions to shareholders from net realized gain	(522,702,473)	(387,669,599)
Total distributions	(577,009,494)	(511,922,832)
Share transactions - net increase (decrease)	444,890,239	477,669,886
Total increase (decrease) in net assets	215,274,671	592,379,629

Net Assets
Beginning of period	8,136,603,720	7,544,224,091
End of period (including undistributed net investment income of $29,802,805 and undistributed net investment income of $24,449,213, respectively)	$ 8,351,878,391	$ 8,136,603,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.99	$ 17.78	$ 16.36	$ 14.43	$ 14.64	$ 13.48
Income from Investment Operations
Net investment income (loss) E	.10	.22	.19	.21	.22	.23
Net realized and unrealized gain (loss)	.61	1.13	1.43	1.98	(.19)	1.17
Total from investment operations	.71	1.35	1.62	2.19	.03	1.40
Distributions from net investment income	(.10)	(.23)	(.19)	(.23)	(.22)	(.24)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.27)	(1.14)	(.20) I	(.26) J	(.24)	(.24)
Net asset value, end of period	$ 17.43	$ 17.99	$ 17.78	$ 16.36	$ 14.43	$ 14.64
Total ReturnB, C, D	4.20%	7.96%	10.01%	15.31%	.11%	10.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.96%A	.95%	.99%	1.01%	1.01%	.98%
Expenses net of fee waivers, if any	.96%A	.95%	.99%	1.01%	1.01%	.98%
Expenses net of all reductions	.95%A	.95%	.98%	1.00%	1.00%	.96%
Net investment income (loss)	1.17%A	1.24%	1.12%	1.35%	1.43%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,454	$ 72,246	$ 74,128	$ 61,693	$ 48,154	$ 44,879
Portfolio turnover rate G	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share. J Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.97	$ 17.76	$ 16.34	$ 14.41	$ 14.63	$ 13.47
Income from Investment Operations
Net investment income (loss) E	.08	.17	.15	.17	.19	.19
Net realized and unrealized gain (loss)	.60	1.14	1.43	1.98	(.20)	1.17
Total from investment operations	.68	1.31	1.58	2.15	(.01)	1.36
Distributions from net investment income	(.07)	(.19)	(.15)	(.20)	(.19)	(.20)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.24)	(1.10)	(.16) I	(.22)	(.21)	(.20)
Net asset value, end of period	$ 17.41	$ 17.97	$ 17.76	$ 16.34	$ 14.41	$ 14.63
Total ReturnB, C, D	4.05%	7.69%	9.76%	15.06%	(.16)%	10.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22%A	1.22%	1.24%	1.24%	1.23%	1.22%
Expenses net of fee waivers, if any	1.22%A	1.22%	1.24%	1.24%	1.23%	1.22%
Expenses net of all reductions	1.22%A	1.22%	1.22%	1.23%	1.22%	1.21%
Net investment income (loss)	.90%A	.97%	.87%	1.12%	1.21%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,710	$ 32,372	$ 28,826	$ 22,505	$ 19,679	$ 17,343
Portfolio turnover rate G	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.94	$ 17.73	$ 16.31	$ 14.38	$ 14.59	$ 13.44
Income from Investment Operations
Net investment income (loss) E	.04	.09	.06	.09	.11	.11
Net realized and unrealized gain (loss)	.60	1.13	1.44	1.98	(.20)	1.17
Total from investment operations	.64	1.22	1.50	2.07	(.09)	1.28
Distributions from net investment income	(.03)	(.10)	(.06)	(.11)	(.10)	(.13)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.20)	(1.01)	(.08)	(.14) I	(.12)	(.13)
Net asset value, end of period	$ 17.38	$ 17.94	$ 17.73	$ 16.31	$ 14.38	$ 14.59
Total ReturnB, C, D	3.79%	7.17%	9.20%	14.47%	(.65)%	9.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69%A	1.70%	1.74%	1.76%	1.76%	1.78%
Expenses net of fee waivers, if any	1.69%A	1.70%	1.74%	1.76%	1.76%	1.78%
Expenses net of all reductions	1.69%A	1.70%	1.72%	1.75%	1.75%	1.77%
Net investment income (loss)	.43%A	.49%	.37%	.61%	.68%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,035	$ 3,579	$ 3,882	$ 4,186	$ 4,109	$ 4,843
Portfolio turnover rate G	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.88	$ 17.68	$ 16.27	$ 14.35	$ 14.57	$ 13.42
Income from Investment Operations
Net investment income (loss) E	.03	.08	.06	.09	.11	.12
Net realized and unrealized gain (loss)	.60	1.13	1.43	1.98	(.19)	1.17
Total from investment operations	.63	1.21	1.49	2.07	(.08)	1.29
Distributions from net investment income	(.03)	(.10)	(.07)	(.12)	(.11)	(.14)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.20)	(1.01)	(.08) I	(.15) J	(.14) K	(.14)
Net asset value, end of period	$ 17.31	$ 17.88	$ 17.68	$ 16.27	$ 14.35	$ 14.57
Total ReturnB, C, D	3.74%	7.16%	9.21%	14.49%	(.64)%	9.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.72%A	1.72%	1.74%	1.75%	1.74%	1.74%
Expenses net of fee waivers, if any	1.72%A	1.72%	1.74%	1.75%	1.74%	1.74%
Expenses net of all reductions	1.72%A	1.72%	1.73%	1.74%	1.73%	1.73%
Net investment income (loss)	.40%A	.47%	.37%	.61%	.71%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,037	$ 38,792	$ 31,204	$ 21,859	$ 17,320	$ 14,274
Portfolio turnover rate G	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share. J Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share. K Total distributions of $.14 per share is comprised of distributions from net investment income of $.11 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.06	$ 17.84	$ 16.41	$ 14.47	$ 14.68	$ 13.51
Income from Investment Operations
Net investment income (loss) D	.13	.28	.24	.26	.27	.26
Net realized and unrealized gain (loss)	.59	1.14	1.44	1.99	(.19)	1.18
Total from investment operations	.72	1.42	1.68	2.25	.08	1.44
Distributions from net investment income	(.12)	(.29)	(.24)	(.28)	(.26)	(.27)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.29)	(1.20)	(.25) H	(.31) I	(.29) J	(.27)
Net asset value, end of period	$ 17.49	$ 18.06	$ 17.84	$ 16.41	$ 14.47	$ 14.68
Total ReturnB, C	4.28%	8.33%	10.38%	15.71%	.41%	10.79%
Ratios to Average Net Assets E, G
Expenses before reductions	.66%A	.66%	.68%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.66%A	.66%	.67%	.69%	.70%	.71%
Expenses net of all reductions	.66%A	.66%	.66%	.68%	.69%	.70%
Net investment income (loss)	1.47%A	1.53%	1.43%	1.67%	1.75%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,167,287	$ 7,956,041	$ 7,384,756	$ 6,838,743	$ 5,878,293	$ 6,308,311
Portfolio turnover rate F	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share. I Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share. J Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.03	$ 17.81	$ 16.39	$ 14.46	$ 14.67	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.13	.27	.24	.25	.26	.26
Net realized and unrealized gain (loss)	.60	1.14	1.43	1.98	(.19)	1.19
Total from investment operations	.73	1.41	1.67	2.23	.07	1.45
Distributions from net investment income	(.12)	(.28)	(.23)	(.27)	(.26)	(.28)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.29)	(1.19)	(.25)	(.30) H	(.28)	(.28)
Net asset value, end of period	$ 17.47	$ 18.03	$ 17.81	$ 16.39	$ 14.46	$ 14.67
Total ReturnB, C	4.32%	8.29%	10.28%	15.58%	.37%	10.87%
Ratios to Average Net Assets E, G
Expenses before reductions	.70%A	.71%	.72%	.75%	.74%	.71%
Expenses net of fee waivers, if any	.70%A	.71%	.72%	.75%	.74%	.71%
Expenses net of all reductions	.70%A	.71%	.71%	.74%	.73%	.69%
Net investment income (loss)	1.42%A	1.48%	1.39%	1.61%	1.71%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,354	$ 33,575	$ 21,429	$ 14,732	$ 7,316	$ 5,154
Portfolio turnover rate F	15% A	10%	21%	19%	14%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.3	0.9
Facebook, Inc. Class A	0.6	0.4
Actavis PLC	0.6	0.5
The Walt Disney Co.	0.5	0.4
Citigroup, Inc.	0.4	0.4
JPMorgan Chase & Co.	0.4	0.4
Medtronic PLC	0.4	0.3
Google, Inc. Class C	0.4	0.4
Google, Inc. Class A	0.4	0.4
Bank of America Corp.	0.4	0.4
	5.4
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	17.5
Consumer Discretionary	9.6	8.7
Information Technology	9.6	9.3
Health Care	9.2	8.2
Industrials	7.9	7.3
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 12.2%	U.S. Government and U.S. Government Agency Obligations 18.6%
AAA,AA,A 6.3%	AAA,AA,A 3.7%
BBB 8.8%	BBB 9.0%
BB and Below 7.4%	BB and Below 3.6%
Not Rated 0.5%	Not Rated 0.3%
Equities* 62.6%	Equities** 59.8%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 5.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 62.2%	Stock Class and Equity Futures** 60.7%
Bond Class 34.1%	Bond Class 34.9%
Short-Term Class 3.7%	Short-Term Class 4.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 28.8% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	411,263	$ 3,039,235
Fidelity Consumer Discretionary Central Fund (c)	327,656	80,170,895
Fidelity Consumer Staples Central Fund (c)	238,839	52,597,151
Fidelity Emerging Markets Equity Central Fund (c)	44,098	8,962,000
Fidelity Energy Central Fund (c)	343,227	44,883,740
Fidelity Financials Central Fund (c)	1,402,480	124,119,496
Fidelity Health Care Central Fund (c)	254,071	95,490,007
Fidelity Industrials Central Fund (c)	297,559	70,360,761
Fidelity Information Technology Central Fund (c)	462,596	131,085,875
Fidelity International Equity Central Fund (c)	2,842,620	227,693,863
Fidelity Materials Central Fund (c)	105,279	23,552,930
Fidelity Real Estate Equity Central Fund (c)	160,115	17,193,191
Fidelity Telecom Services Central Fund (c)	79,481	13,442,573
Fidelity Utilities Central Fund (c)	142,357	22,589,206
TOTAL EQUITY CENTRAL FUNDS (Cost $664,897,237)		915,180,923
Fixed-Income Central Funds - 36.5%

High Yield Fixed-Income Funds - 5.3%
Fidelity Emerging Markets Debt Central Fund (c)	727,530	6,955,183
Fidelity Floating Rate Central Fund (c)	132,514	13,992,205
Fidelity High Income Central Fund 1 (c)	568,180	57,374,841
TOTAL HIGH YIELD FIXED-INCOME FUNDS		78,322,229
Investment Grade Fixed-Income Funds - 31.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(c)	168,465	16,733,638
Fidelity Investment Grade Bond Central Fund (c)	4,109,269	448,033,550
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		464,767,188
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $524,462,125)		543,089,417
Money Market Central Funds - 0.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b) (Cost $264,409)	264,409	$ 264,409
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 4/16/15 (Cost $219,997)	$ 220,000	219,997
Investment Companies - 2.1%
	Shares
iShares MSCI EAFE Index ETF (Cost $30,742,405)	487,417	31,277,549
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,220,586,173)		1,490,032,295
NET OTHER ASSETS (LIABILITIES) - 0.0%		(248,386)
NET ASSETS - 100%		$ 1,489,783,909
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,170
Fidelity Commodity Strategy Central Fund	1,528
Fidelity Consumer Discretionary Central Fund	493,572
Fidelity Consumer Staples Central Fund	600,337
Fidelity Emerging Markets Debt Central Fund	219,701
Fidelity Emerging Markets Equity Central Fund	96,529
Fidelity Energy Central Fund	369,191
Fidelity Financials Central Fund	908,115
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 316,274
Fidelity Health Care Central Fund	256,367
Fidelity High Income Central Fund 1	1,433,541
Fidelity Industrials Central Fund	430,275
Fidelity Information Technology Central Fund	327,545
Fidelity International Equity Central Fund	1,911,524
Fidelity Investment Grade Bond Central Fund	5,999,409
Fidelity Materials Central Fund	210,050
Fidelity Real Estate Equity Central Fund	107,655
Fidelity Telecom Services Central Fund	137,943
Fidelity Utilities Central Fund	273,228
Total	$ 14,107,954
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 3,272,057	$ 451,276	$ 77,249	$ 3,039,235	1.0%
Fidelity Consumer Discretionary Central Fund	65,587,086	7,414,657	2,528,650	80,170,895	4.9%
Fidelity Consumer Staples Central Fund	48,995,079	5,417,135	5,425,595	52,597,151	4.5%
Fidelity Emerging Markets Debt Central Fund	6,409,677	998,576	128,748	6,955,183	6.7%
Fidelity Emerging Markets Equity Central Fund	27,387,377	2,846,855	19,830,997	8,962,000	7.2%
Fidelity Energy Central Fund	44,754,610	7,726,670	675,420	44,883,740	4.4%
Fidelity Financials Central Fund	107,841,822	13,404,228	3,128,472	124,119,496	4.9%
Fidelity Floating Rate Central Fund	12,620,463	1,820,924	263,859	13,992,205	0.8%
Fidelity Health Care Central Fund	79,869,175	8,466,985	10,074,013	95,490,007	4.7%
Fidelity High Income Central Fund 1	24,479,691	34,141,060	861,565	57,374,841	6.2%
Fidelity Industrials Central Fund	58,752,305	7,379,916	1,182,851	70,360,761	5.0%
Fidelity Inflation-Protected Bond Index Central Fund	15,206,746	1,798,996	308,995	16,733,638	6.0%
Fidelity Information Technology Central Fund	105,422,442	19,220,771	2,664,761	131,085,875	4.7%
Fidelity International Equity Central Fund	196,706,354	32,233,223	4,118,438	227,693,863	7.7%
Fidelity Investment Grade Bond Central Fund	409,665,548	61,952,645	31,148,257	448,033,550	5.7%
Fidelity Materials Central Fund	22,067,642	2,501,208	402,328	23,552,930	5.0%
Fidelity Real Estate Equity Central Fund	-	16,725,753	185,358	17,193,191	6.1%
Fidelity Telecom Services Central Fund	11,563,019	1,698,524	217,251	13,442,573	4.4%
Fidelity Utilities Central Fund	21,744,979	2,567,948	2,119,016	22,589,206	4.8%
Total	$ 1,262,346,072	$ 228,767,350	$ 85,341,823	$ 1,458,270,340
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 915,180,923	$ 915,180,923	$ -	$ -
Fixed-Income Central Funds	543,089,417	543,089,417	-	-
Money Market Central Funds	264,409	264,409	-	-
U.S. Treasury Obligations	219,997	-	219,997	-
Investment Companies	31,277,549	31,277,549	-	-
Total Investments in Securities:	$ 1,490,032,295	$ 1,489,812,298	$ 219,997	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	71.2%
United Kingdom	5.2%
Japan	3.3%
Ireland	2.1%
France	1.6%
Switzerland	1.6%
Cayman Islands	1.6%
Germany	1.4%
Netherlands	1.4%
Others (Individually Less Than 1%)	10.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $30,962,402)	$ 31,497,546
Fidelity Central Funds (cost $1,189,623,771)	1,458,534,749
Total Investments (cost $1,220,586,173)		$ 1,490,032,295
Cash		19,514
Receivable for investments sold		646,463
Receivable for fund shares sold		1,109,083
Distributions receivable from Fidelity Central Funds		120
Prepaid expenses		1,513
Other receivables		5,615
Total assets		1,491,814,603

Liabilities
Payable for investments purchased	$ 206,739
Payable for fund shares redeemed	891,665
Accrued management fee	677,430
Transfer agent fee payable	145,056
Distribution and service plan fees payable	44,717
Other affiliated payables	49,373
Other payables and accrued expenses	15,714
Total liabilities		2,030,694

Net Assets		$ 1,489,783,909
Net Assets consist of:
Paid in capital		$ 1,331,595,857
Undistributed net investment income		4,538,058
Accumulated undistributed net realized gain (loss) on investments		(115,796,128)
Net unrealized appreciation (depreciation) on investments		269,446,122
Net Assets		$ 1,489,783,909

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,766,236 ÷ 5,002,314 shares)		$ 11.35

Maximum offering price per share (100/94.25 of $11.35)		$ 12.04
Class T: Net Asset Value and redemption price per share ($16,871,165 ÷ 1,492,554 shares)		$ 11.30

Maximum offering price per share (100/96.50 of $11.30)		$ 11.71
Class B: Net Asset Value and offering price per share ($1,542,653 ÷ 135,820 shares)A		$ 11.36

Class C: Net Asset Value and offering price per share ($29,906,791 ÷ 2,671,122 shares)A		$ 11.20

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($1,368,072,187 ÷ 120,169,342 shares)		$ 11.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,624,877 ÷ 1,459,428 shares)		$ 11.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 81
Income from Fidelity Central Funds		14,107,954
Total income		14,108,035

Expenses
Management fee	$ 3,817,666
Transfer agent fees	837,807
Distribution and service plan fees	255,013
Accounting fees and expenses	280,098
Custodian fees and expenses	491
Independent trustees' compensation	2,877
Registration fees	75,217
Audit	22,783
Legal	2,650
Miscellaneous	5,196
Total expenses before reductions	5,299,798
Expense reductions	(12,579)	5,287,219
Net investment income (loss)		8,820,816
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Fidelity Central Funds	(1,598,605)
Futures contracts	1,537,357
Capital gain distributions from Fidelity Central Funds	29,342
Total net realized gain (loss)		(31,906)
Change in net unrealized appreciation (depreciation) on: Investment securities	54,632,491
Futures contracts	100,946
Total change in net unrealized appreciation (depreciation)		54,733,437
Net gain (loss)		54,701,531
Net increase (decrease) in net assets resulting from operations		$ 63,522,347

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,820,816	$ 15,720,508
Net realized gain (loss)	(31,906)	3,083,410
Change in net unrealized appreciation (depreciation)	54,733,437	75,693,397
Net increase (decrease) in net assets resulting from operations	63,522,347	94,497,315
Distributions to shareholders from net investment income	(17,475,457)	(10,626,498)
Distributions to shareholders from net realized gain	(64,516,613)	(44,197,173)
Total distributions	(81,992,070)	(54,823,671)
Share transactions - net increase (decrease)	211,400,534	322,567,151
Total increase (decrease) in net assets	192,930,811	362,240,795

Net Assets
Beginning of period	1,296,853,098	934,612,303
End of period (including undistributed net investment income of $4,538,058 and undistributed net investment income of $13,192,699, respectively)	$ 1,489,783,909	$ 1,296,853,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.17	$ 10.16	$ 8.76	$ 9.19	$ 8.41
Income from Investment Operations
Net investment income (loss) E	.06	.12	.11	.12	.13	.13
Net realized and unrealized gain (loss)	.44	.83	1.10	1.38	(.20)	.76
Total from investment operations	.50	.95	1.21	1.50	(.07)	.89
Distributions from net investment income	(.12)	(.09)	(.09)	(.08)	(.09)	(.09)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.68)	(.59)	(.20)	(.10)	(.36) I	(.11)
Net asset value, end of period	$ 11.35	$ 11.53	$ 11.17	$ 10.16	$ 8.76	$ 9.19
Total ReturnB, C, D	4.55%	8.87%	12.15%	17.27%	(1.05)%	10.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03%A	1.03%	1.06%	1.09%	1.12%	1.22%
Expenses net of fee waivers, if any	1.03%A	1.03%	1.06%	1.09%	1.10%	1.10%
Expenses net of all reductions	1.03%A	1.03%	1.05%	1.08%	1.09%	1.08%
Net investment income (loss)	1.00%A	1.08%	1.02%	1.26%	1.39%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,766	$ 53,382	$ 41,926	$ 37,312	$ 30,707	$ 20,690
Portfolio turnover rate G	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 11.12	$ 10.12	$ 8.72	$ 9.15	$ 8.38
Income from Investment Operations
Net investment income (loss) E	.04	.09	.08	.10	.11	.10
Net realized and unrealized gain (loss)	.43	.84	1.09	1.38	(.21)	.76
Total from investment operations	.47	.93	1.17	1.48	(.10)	.86
Distributions from net investment income	(.09)	(.07)	(.06)	(.06)	(.07)	(.07)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.65)	(.57)	(.17)	(.08)	(.33)	(.09)
Net asset value, end of period	$ 11.30	$ 11.48	$ 11.12	$ 10.12	$ 8.72	$ 9.15
Total ReturnB, C, D	4.29%	8.66%	11.78%	17.12%	(1.34)%	10.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30%A	1.30%	1.32%	1.34%	1.37%	1.45%
Expenses net of fee waivers, if any	1.30%A	1.30%	1.32%	1.34%	1.35%	1.35%
Expenses net of all reductions	1.29%A	1.30%	1.31%	1.33%	1.34%	1.33%
Net investment income (loss)	.74%A	.81%	.76%	1.01%	1.14%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,871	$ 14,759	$ 13,639	$ 11,380	$ 8,045	$ 6,035
Portfolio turnover rate G	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 11.12	$ 10.11	$ 8.69	$ 9.12	$ 8.37
Income from Investment Operations
Net investment income (loss) E	.01	.03	.02	.05	.06	.06
Net realized and unrealized gain (loss)	.44	.83	1.10	1.39	(.21)	.75
Total from investment operations	.45	.86	1.12	1.44	(.15)	.81
Distributions from net investment income	(.02)	-	-	-	(.02)	(.04)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.57) I	(.50)	(.11)	(.02)	(.28)	(.06)
Net asset value, end of period	$ 11.36	$ 11.48	$ 11.12	$ 10.11	$ 8.69	$ 9.12
Total ReturnB, C, D	4.16%	8.01%	11.21%	16.53%	(1.82)%	9.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80%A	1.82%	1.89%	1.92%	1.95%	2.05%
Expenses net of fee waivers, if any	1.80%A	1.82%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.80%A	1.82%	1.84%	1.84%	1.84%	1.83%
Net investment income (loss)	.24%A	.29%	.23%	.50%	.64%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,543	$ 1,667	$ 1,756	$ 1,745	$ 1,833	$ 1,987
Portfolio turnover rate G	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.57 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.555 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 11.04	$ 10.06	$ 8.67	$ 9.10	$ 8.37
Income from Investment Operations
Net investment income (loss) E	.01	.04	.02	.05	.06	.06
Net realized and unrealized gain (loss)	.44	.81	1.10	1.38	(.20)	.74
Total from investment operations	.45	.85	1.12	1.43	(.14)	.80
Distributions from net investment income	(.04)	(.04)	(.02)	(.02)	(.03)	(.05)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.60)	(.54)	(.14) I	(.04)	(.29)	(.07)
Net asset value, end of period	$ 11.20	$ 11.35	$ 11.04	$ 10.06	$ 8.67	$ 9.10
Total ReturnB, C, D	4.18%	7.98%	11.24%	16.55%	(1.79)%	9.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80%A	1.80%	1.84%	1.88%	1.90%	1.97%
Expenses net of fee waivers, if any	1.80%A	1.80%	1.84%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.79%A	1.80%	1.83%	1.84%	1.83%	1.83%
Net investment income (loss)	.24%A	.31%	.24%	.50%	.64%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,907	$ 25,867	$ 18,390	$ 10,185	$ 6,928	$ 4,256
Portfolio turnover rate G	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 11.22	$ 10.21	$ 8.80	$ 9.22	$ 8.43
Income from Investment Operations
Net investment income (loss) D	.07	.16	.14	.15	.16	.15
Net realized and unrealized gain (loss)	.43	.84	1.10	1.39	(.21)	.76
Total from investment operations	.50	1.00	1.24	1.54	(.05)	.91
Distributions from net investment income	(.16)	(.13)	(.12)	(.11)	(.11)	(.10)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.71) H	(.63)	(.23)	(.13)	(.37)	(.12)
Net asset value, end of period	$ 11.38	$ 11.59	$ 11.22	$ 10.21	$ 8.80	$ 9.22
Total ReturnB, C	4.59%	9.26%	12.45%	17.73%	(.79)%	10.88%
Ratios to Average Net Assets E, G
Expenses before reductions	.72%A	.72%	.74%	.77%	.82%	.92%
Expenses net of fee waivers, if any	.72%A	.72%	.74%	.77%	.82%	.85%
Expenses net of all reductions	.72%A	.72%	.73%	.76%	.80%	.83%
Net investment income (loss)	1.31%A	1.39%	1.34%	1.59%	1.67%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,368,072	$ 1,187,056	$ 850,361	$ 557,351	$ 246,943	$ 95,660
Portfolio turnover rate F	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 11.22	$ 10.21	$ 8.79	$ 9.22	$ 8.43
Income from Investment Operations
Net investment income (loss) D	.07	.15	.13	.15	.16	.15
Net realized and unrealized gain (loss)	.44	.83	1.10	1.39	(.22)	.76
Total from investment operations	.51	.98	1.23	1.54	(.06)	.91
Distributions from net investment income	(.15)	(.11)	(.11)	(.10)	(.11)	(.10)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.71)	(.61)	(.22)	(.12)	(.37)	(.12)
Net asset value, end of period	$ 11.39	$ 11.59	$ 11.22	$ 10.21	$ 8.79	$ 9.22
Total ReturnB, C	4.63%	9.15%	12.35%	17.73%	(.87)%	10.88%
Ratios to Average Net Assets E, G
Expenses before reductions	.77%A	.78%	.82%	.84%	.85%	.95%
Expenses net of fee waivers, if any	.77%A	.78%	.82%	.84%	.85%	.85%
Expenses net of all reductions	.76%A	.78%	.81%	.83%	.84%	.83%
Net investment income (loss)	1.27%A	1.33%	1.26%	1.51%	1.64%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,625	$ 14,122	$ 8,540	$ 8,964	$ 7,470	$ 3,228
Portfolio turnover rate F	12% A	11%	22%	25%	14%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.5	1.0
Facebook, Inc. Class A	0.7	0.5
Actavis PLC	0.7	0.6
The Walt Disney Co.	0.5	0.4
Citigroup, Inc.	0.5	0.5
JPMorgan Chase & Co.	0.5	0.5
Medtronic PLC	0.5	0.3
Google, Inc. Class C	0.5	0.4
Bank of America Corp.	0.5	0.5
Google, Inc. Class A	0.5	0.4
	6.4
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.2	18.4
Information Technology	11.2	10.2
Consumer Discretionary	10.5	9.9
Health Care	10.4	9.7
Industrials	8.5	8.3
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 8.7%	U.S. Government and U.S. Government Agency Obligations 13.0%
AAA,AA,A 4.4%	AAA,AA,A 2.8%
BBB 6.1%	BBB 5.8%
BB and Below 6.3%	BB and Below 3.5%
Not Rated 0.3%	Not Rated 0.3%
Equities* 71.9%	Equities** 70.2%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 4.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures* 72.0%	Stock Class and Equity Futures** 70.8%
Bond Class 24.9%	Bond Class 25.0%
Short-Term Class 3.1%	Short-Term Class 4.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 30.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 70.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (e)	1,154,787	$ 8,533,875
Fidelity Consumer Discretionary Central Fund (e)	1,101,753	269,576,930
Fidelity Consumer Staples Central Fund (e)	800,307	176,243,663
Fidelity Emerging Markets Equity Central Fund (e)	212,533	43,192,997
Fidelity Energy Central Fund (e)	1,145,236	149,762,483
Fidelity Financials Central Fund (e)	4,704,609	416,357,859
Fidelity Health Care Central Fund (e)	846,936	318,312,538
Fidelity Industrials Central Fund (e)	989,480	233,972,415
Fidelity Information Technology Central Fund (e)	1,549,006	438,941,831
Fidelity International Equity Central Fund (e)	9,385,091	751,745,791
Fidelity Materials Central Fund (e)	352,738	78,914,653
Fidelity Real Estate Equity Central Fund (e)	460,166	49,412,592
Fidelity Telecom Services Central Fund (e)	254,853	43,103,357
Fidelity Utilities Central Fund (e)	477,737	75,807,278
TOTAL EQUITY CENTRAL FUNDS (Cost $2,114,823,044)		3,053,878,262
Fixed-Income Central Funds - 26.6%

High Yield Fixed-Income Funds - 5.2%
Fidelity Emerging Markets Debt Central Fund (e)	2,086,623	19,948,113
Fidelity Floating Rate Central Fund (e)	377,993	39,912,317
Fidelity High Income Central Fund 1 (e)	1,639,508	165,557,501
TOTAL HIGH YIELD FIXED-INCOME FUNDS		225,417,931
Investment Grade Fixed-Income Funds - 21.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)(e)	500,593	49,723,888
Fidelity Investment Grade Bond Central Fund (e)	7,981,517	870,224,851
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		919,948,739
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,102,950,583)		1,145,366,670
Money Market Central Funds - 0.1%

Fidelity Cash Central Fund, 0.14% (b)	158,050	158,050
Fidelity Money Market Central Fund, 0.30% (b)	4	4
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,602,650	1,602,650
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,760,704)		1,760,704
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 4/16/15 (Cost $1,419,982)	$ 1,420,000	$ 1,419,982
Investment Companies - 2.5%
	Shares
iShares MSCI EAFE Index ETF (d) (Cost $103,849,726)	1,642,107	105,374,005
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,324,804,039)		4,307,799,623
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,695,123)
NET ASSETS - 100%		$ 4,305,104,500
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,252
Fidelity Commodity Strategy Central Fund	4,551
Fidelity Consumer Discretionary Central Fund	1,703,851
Fidelity Consumer Staples Central Fund	2,062,514
Fidelity Emerging Markets Debt Central Fund	653,408
Fidelity Emerging Markets Equity Central Fund	399,830
Fidelity Energy Central Fund	1,292,239
Fidelity Financials Central Fund	3,151,124
Fidelity Floating Rate Central Fund	934,467
Fidelity Health Care Central Fund	889,605
Fidelity High Income Central Fund 1	4,264,380
Fidelity Industrials Central Fund	1,476,845
Fidelity Information Technology Central Fund	1,128,995
Fidelity International Equity Central Fund	6,480,346
Fidelity Investment Grade Bond Central Fund	11,967,798
Fidelity Materials Central Fund	724,615
Fidelity Real Estate Equity Central Fund	318,964
Fidelity Securities Lending Cash Central Fund	237
Fidelity Telecom Services Central Fund	463,277
Fidelity Utilities Central Fund	945,283
Total	$ 38,905,581
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 10,103,371	$ 372,063	$ 159,559	$ 8,533,875	2.7%
Fidelity Consumer Discretionary Central Fund	234,969,975	8,066,416	7,307,574	269,576,930	16.6%
Fidelity Consumer Staples Central Fund	176,144,673	6,763,241	19,586,406	176,243,663	15.0%
Fidelity Emerging Markets Debt Central Fund	19,855,699	1,354,129	265,931	19,948,113	18.6%
Fidelity Emerging Markets Equity Central Fund	115,733,112	3,634,739	70,247,116	43,192,997	34.7%
Fidelity Energy Central Fund	167,317,558	9,921,240	1,619,112	149,762,483	14.6%
Fidelity Financials Central Fund	385,467,487	14,937,356	5,167,008	416,357,859	16.4%
Fidelity Floating Rate Central Fund	38,858,316	2,166,477	539,105	39,912,317	2.3%
Fidelity Health Care Central Fund	287,633,271	8,891,716	37,894,250	318,312,538	15.8%
Fidelity High Income Central Fund 1	74,152,556	94,476,007	1,787,744	165,557,501	17.8%
Fidelity Industrials Central Fund	209,749,006	8,090,600	2,799,756	233,972,415	16.5%
Fidelity Inflation-Protected Bond Index Central Fund	39,283,784	10,989,743	621,763	49,723,888	17.7%
Fidelity Information Technology Central Fund	378,865,383	37,041,196	8,244,107	438,941,831	15.8%
Fidelity International Equity Central Fund	730,319,960	47,400,106	34,783,056	751,745,791	25.3%
Fidelity Investment Grade Bond Central Fund	868,102,602	74,463,897	87,476,069	870,224,851	11.1%
Fidelity Materials Central Fund	79,084,304	3,536,266	1,539,387	78,914,653	16.9%
Fidelity Real Estate Equity Central Fund	-	47,880,980	385,353	49,412,592	17.5%
Fidelity Telecom Services Central Fund	40,322,450	1,971,599	521,213	43,103,357	14.2%
Fidelity Utilities Central Fund	78,119,318	3,267,018	7,119,012	75,807,278	16.2%
Total	$ 3,934,082,825	$ 385,224,789	$ 288,063,521	$ 4,199,244,932
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,053,878,262	$ 3,053,878,262	$ -	$ -
Fixed-Income Central Funds	1,145,366,670	1,145,366,670	-	-
Money Market Central Funds	1,760,704	1,760,704	-	-
U.S. Treasury Obligations	1,419,982	-	1,419,982	-
Investment Companies	105,374,005	105,374,005	-	-
Total Investments in Securities:	$ 4,307,799,623	$ 4,306,379,641	$ 1,419,982	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	69.6%
United Kingdom	5.4%
Japan	3.8%
Ireland	2.3%
France	1.8%
Switzerland	1.7%
Cayman Islands	1.7%
Germany	1.3%
Netherlands	1.3%
Australia	1.0%
Others (Individually Less Than 1%)	10.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,546,497) - See accompanying schedule: Unaffiliated issuers (cost $105,269,708)	$ 106,793,987
Fidelity Central Funds (cost $3,219,534,331)	4,201,005,636
Total Investments (cost $3,324,804,039)		$ 4,307,799,623
Receivable for investments sold		1,874,794
Receivable for fund shares sold		2,082,055
Distributions receivable from Fidelity Central Funds		977
Prepaid expenses		4,684
Other receivables		78,876
Total assets		4,311,841,009

Liabilities
Payable for investments purchased	$ 424,518
Payable for fund shares redeemed	1,969,767
Accrued management fee	1,964,450
Transfer agent fee payable	483,573
Distribution and service plan fees payable	103,402
Other affiliated payables	113,289
Other payables and accrued expenses	74,860
Collateral on securities loaned, at value	1,602,650
Total liabilities		6,736,509

Net Assets		$ 4,305,104,500
Net Assets consist of:
Paid in capital		$ 3,688,966,366
Undistributed net investment income		11,827,983
Accumulated undistributed net realized gain (loss) on investments		(378,685,433)
Net unrealized appreciation (depreciation) on investments		982,995,584
Net Assets		$ 4,305,104,500

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($152,578,305 ÷ 7,502,790 shares)		$ 20.34

Maximum offering price per share (100/94.25 of $20.34)		$ 21.58
Class T: Net Asset Value and redemption price per share ($50,734,989 ÷ 2,493,874 shares)		$ 20.34

Maximum offering price per share (100/96.50 of $20.34)		$ 21.08
Class B: Net Asset Value and offering price per share ($3,349,181 ÷ 162,926 shares)A		$ 20.56

Class C: Net Asset Value and offering price per share ($57,258,301 ÷ 2,827,184 shares)A		$ 20.25

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($3,999,653,108 ÷ 196,411,658 shares)		$ 20.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($41,530,616 ÷ 2,038,253 shares)		$ 20.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 245
Income from Fidelity Central Funds		38,905,581
Total income		38,905,826

Expenses
Management fee	$ 11,391,862
Transfer agent fees	2,843,088
Distribution and service plan fees	606,122
Accounting and security lending fees	665,782
Custodian fees and expenses	652
Independent trustees' compensation	8,890
Appreciation in deferred trustee compensation account	47
Registration fees	66,767
Audit	16,449
Legal	16,088
Miscellaneous	15,167
Total expenses before reductions	15,630,914
Expense reductions	(44,006)	15,586,908
Net investment income (loss)		23,318,918
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,323,701
Fidelity Central Funds	1,055,091
Futures contracts	4,310,553
Capital gain distributions from Fidelity Central Funds	88,213
Total net realized gain (loss)		6,777,558
Change in net unrealized appreciation (depreciation) on: Investment securities	168,470,018
Futures contracts	96,251
Total change in net unrealized appreciation (depreciation)		168,566,269
Net gain (loss)		175,343,827
Net increase (decrease) in net assets resulting from operations		$ 198,662,745

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,318,918	$ 49,356,857
Net realized gain (loss)	6,777,558	54,325,602
Change in net unrealized appreciation (depreciation)	168,566,269	252,116,796
Net increase (decrease) in net assets resulting from operations	198,662,745	355,799,255
Distributions to shareholders from net investment income	(52,308,560)	(39,398,483)
Distributions to shareholders from net realized gain	(305,208,249)	(13,342,022)
Total distributions	(357,516,809)	(52,740,505)
Share transactions - net increase (decrease)	442,248,912	209,167,082
Total increase (decrease) in net assets	283,394,848	512,225,832

Net Assets
Beginning of period	4,021,709,652	3,509,483,820
End of period (including undistributed net investment income of $11,827,983 and undistributed net investment income of $40,817,625, respectively)	$ 4,305,104,500	$ 4,021,709,652

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.24	$ 19.60	$ 17.33	$ 14.72	$ 15.24	$ 13.94
Income from Investment Operations
Net investment income (loss) E	.09	.21	.18	.19	.19	.17
Net realized and unrealized gain (loss)	.83	1.67	2.31	2.64	(.50)	1.33
Total from investment operations	.92	1.88	2.49	2.83	(.31)	1.50
Distributions from net investment income	(.22)	(.16)	(.19)	(.19)	(.18)	(.19)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.82)	(.24) I	(.22)	(.22)	(.21)	(.20)
Net asset value, end of period	$ 20.34	$ 21.24	$ 19.60	$ 17.33	$ 14.72	$ 15.24
Total ReturnB, C, D	4.77%	9.65%	14.56%	19.44%	(2.14)%	10.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03%A	1.03%	1.06%	1.08%	1.09%	1.12%
Expenses net of fee waivers, if any	1.03%A	1.03%	1.06%	1.08%	1.09%	1.12%
Expenses net of all reductions	1.03%A	1.03%	1.04%	1.07%	1.07%	1.10%
Net investment income (loss)	.85%A	1.00%	.98%	1.17%	1.17%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,578	$ 143,310	$ 127,865	$ 120,425	$ 107,670	$ 111,293
Portfolio turnover rate G	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.22	$ 19.58	$ 17.30	$ 14.70	$ 15.21	$ 13.91
Income from Investment Operations
Net investment income (loss) E	.06	.15	.13	.15	.15	.13
Net realized and unrealized gain (loss)	.83	1.67	2.32	2.62	(.49)	1.33
Total from investment operations	.89	1.82	2.45	2.77	(.34)	1.46
Distributions from net investment income	(.16)	(.11)	(.14)	(.15)	(.14)	(.16)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.77) K	(.18)	(.17)	(.17) J	(.17)	(.16) I
Net asset value, end of period	$ 20.34	$ 21.22	$ 19.58	$ 17.30	$ 14.70	$ 15.21
Total ReturnB, C, D	4.57%	9.38%	14.31%	19.03%	(2.36)%	10.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29%A	1.29%	1.32%	1.35%	1.35%	1.38%
Expenses net of fee waivers, if any	1.29%A	1.29%	1.32%	1.35%	1.35%	1.38%
Expenses net of all reductions	1.28%A	1.29%	1.30%	1.33%	1.34%	1.36%
Net investment income (loss)	.59%A	.74%	.72%	.91%	.91%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,735	$ 49,337	$ 44,421	$ 43,064	$ 40,033	$ 45,394
Portfolio turnover rate G	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share. J Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share. K Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.30	$ 19.61	$ 17.30	$ 14.66	$ 15.15	$ 13.86
Income from Investment Operations
Net investment income (loss) E	- I	.03	.03	.06	.06	.05
Net realized and unrealized gain (loss)	.85	1.69	2.32	2.63	(.50)	1.33
Total from investment operations	.85	1.72	2.35	2.69	(.44)	1.38
Distributions from net investment income	-	-	(.01)	(.03)	(.02)	(.08)
Distributions from net realized gain	(1.59)	(.03)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.59)	(.03)	(.04)	(.05) J	(.05)	(.09)
Net asset value, end of period	$ 20.56	$ 21.30	$ 19.61	$ 17.30	$ 14.66	$ 15.15
Total ReturnB, C, D	4.32%	8.79%	13.61%	18.42%	(2.92)%	10.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86%A	1.87%	1.90%	1.90%	1.90%	1.92%
Expenses net of fee waivers, if any	1.86%A	1.87%	1.90%	1.90%	1.90%	1.92%
Expenses net of all reductions	1.86%A	1.87%	1.88%	1.89%	1.89%	1.90%
Net investment income (loss)	.02%A	.16%	.14%	.35%	.36%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,349	$ 4,142	$ 5,656	$ 8,014	$ 9,605	$ 14,696
Portfolio turnover rate G	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.08	$ 19.48	$ 17.23	$ 14.63	$ 15.13	$ 13.86
Income from Investment Operations
Net investment income (loss) E	.01	.05	.04	.07	.07	.06
Net realized and unrealized gain (loss)	.83	1.66	2.31	2.62	(.49)	1.33
Total from investment operations	.84	1.71	2.35	2.69	(.42)	1.39
Distributions from net investment income	(.07)	(.04)	(.07)	(.07)	(.05)	(.11)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.67)	(.11)	(.10)	(.09) I	(.08)	(.12)
Net asset value, end of period	$ 20.25	$ 21.08	$ 19.48	$ 17.23	$ 14.63	$ 15.13
Total ReturnB, C, D	4.35%	8.82%	13.70%	18.49%	(2.81)%	10.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.79%A	1.79%	1.81%	1.83%	1.83%	1.84%
Expenses net of fee waivers, if any	1.79%A	1.79%	1.81%	1.83%	1.83%	1.84%
Expenses net of all reductions	1.78%A	1.78%	1.79%	1.81%	1.81%	1.82%
Net investment income (loss)	.10%A	.25%	.23%	.43%	.43%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,258	$ 55,104	$ 46,498	$ 38,245	$ 32,160	$ 34,847
Portfolio turnover rate G	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.30	$ 19.66	$ 17.38	$ 14.77	$ 15.28	$ 13.97
Income from Investment Operations
Net investment income (loss) D	.12	.27	.24	.24	.24	.21
Net realized and unrealized gain (loss)	.83	1.67	2.32	2.64	(.49)	1.34
Total from investment operations	.95	1.94	2.56	2.88	(.25)	1.55
Distributions from net investment income	(.28)	(.23)	(.25)	(.25)	(.23)	(.23)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.89) I	(.30)	(.28)	(.27) H	(.26)	(.24)
Net asset value, end of period	$ 20.36	$ 21.30	$ 19.66	$ 17.38	$ 14.77	$ 15.28
Total ReturnB, C	4.88%	9.98%	14.94%	19.79%	(1.79)%	11.21%
Ratios to Average Net Assets E, G
Expenses before reductions	.72%A	.73%	.75%	.76%	.78%	.80%
Expenses net of fee waivers, if any	.72%A	.73%	.75%	.76%	.78%	.80%
Expenses net of all reductions	.72%A	.72%	.73%	.75%	.76%	.78%
Net investment income (loss)	1.16%A	1.31%	1.29%	1.49%	1.48%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,999,653	$ 3,729,256	$ 3,253,088	$ 2,758,119	$ 2,103,346	$ 2,357,618
Portfolio turnover rate F	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share. I Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.31	$ 19.66	$ 17.38	$ 14.78	$ 15.29	$ 13.97
Income from Investment Operations
Net investment income (loss) D	.11	.26	.23	.24	.24	.21
Net realized and unrealized gain (loss)	.84	1.68	2.32	2.63	(.50)	1.33
Total from investment operations	.95	1.94	2.55	2.87	(.26)	1.54
Distributions from net investment income	(.27)	(.22)	(.24)	(.24)	(.22)	(.21)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(1.88) H	(.29)	(.27)	(.27)	(.25)	(.22)
Net asset value, end of period	$ 20.38	$ 21.31	$ 19.66	$ 17.38	$ 14.78	$ 15.29
Total ReturnB, C	4.88%	9.98%	14.90%	19.68%	(1.82)%	11.17%
Ratios to Average Net Assets E, G
Expenses before reductions	.76%A	.77%	.79%	.80%	.81%	.84%
Expenses net of fee waivers, if any	.76%A	.77%	.79%	.80%	.81%	.84%
Expenses net of all reductions	.76%A	.77%	.77%	.79%	.80%	.82%
Net investment income (loss)	1.12%A	1.26%	1.25%	1.45%	1.45%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,531	$ 40,561	$ 31,955	$ 30,418	$ 26,678	$ 25,956
Portfolio turnover rate F	14% A	13%	20%	20%	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.8	1.2
Facebook, Inc. Class A	0.9	0.7
Actavis PLC	0.9	0.7
The Walt Disney Co.	0.6	0.5
Medtronic PLC	0.6	0.5
Citigroup, Inc.	0.6	0.6
JPMorgan Chase & Co.	0.6	0.6
Google, Inc. Class C	0.6	0.5
Google, Inc. Class A	0.6	0.5
Bank of America Corp.	0.6	0.7
	7.8
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	18.9
Information Technology	13.5	12.4
Health Care	12.3	11.4
Consumer Discretionary	12.0	11.4
Industrials	9.8	9.9
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 2.7%	U.S. Government and U.S. Government Agency Obligations 5.9%
AAA,AA,A 1.5%	AAA,AA,A 1.2%
BBB 1.5%	BBB 2.2%
BB and Below 4.0%	BB and Below 3.1%
Not Rated 0.1%	Not Rated 0.3%
Equities 88.1%	Equities* 84.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 3.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Stock Class and Equity Futures 88.0%	Stock Class and Equity Futures* 85.4%
Bond Class 9.6%	Bond Class 12.5%
Short-Term Class 2.4%	Short-Term Class 2.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 33.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 86.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (e)	485,952	$ 118,902,839
Fidelity Consumer Staples Central Fund (e)	366,271	80,660,100
Fidelity Emerging Markets Equity Central Fund (e)	87,036	17,688,231
Fidelity Energy Central Fund (e)	545,706	71,361,965
Fidelity Financials Central Fund (e)	2,113,093	187,008,700
Fidelity Health Care Central Fund (e)	392,190	147,400,506
Fidelity Industrials Central Fund (e)	430,183	101,721,061
Fidelity Information Technology Central Fund (e)	705,729	199,982,337
Fidelity International Equity Central Fund (e)	4,300,971	344,507,798
Fidelity Materials Central Fund (e)	151,460	33,884,544
Fidelity Real Estate Equity Central Fund (e)	169,683	18,220,515
Fidelity Telecom Services Central Fund (e)	125,758	21,269,408
Fidelity Utilities Central Fund (e)	225,484	35,779,731
TOTAL EQUITY CENTRAL FUNDS (Cost $975,512,871)		1,378,387,735
Fixed-Income Central Funds - 10.1%

High Yield Fixed-Income Funds - 3.8%
Fidelity Emerging Markets Debt Central Fund (e)	2,771	26,487
Fidelity Floating Rate Central Fund (e)	139,293	14,707,959
Fidelity High Income Central Fund 1 (e)	463,102	46,764,017
TOTAL HIGH YIELD FIXED-INCOME FUNDS		61,498,463
Investment Grade Fixed-Income Funds - 6.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(e)	109,029	10,829,811
Fidelity Investment Grade Bond Central Fund (e)	820,909	89,503,704
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		100,333,515
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $160,113,454)		161,831,978
Money Market Central Funds - 1.0%

Fidelity Cash Central Fund, 0.14% (b)	1,333,549	1,333,549
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	14,657,500	14,657,500
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $15,991,049)		15,991,049
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 4/9/15 to 4/16/15 (Cost $659,994)	$ 660,000	$ 659,994
Investment Companies - 3.6%
	Shares
iShares Barclays 20+ Year Treasury Bond ETF (d)	146,712	19,173,791
iShares MSCI EAFE Index ETF	592,990	38,052,167
TOTAL INVESTMENT COMPANIES (Cost $56,770,298)		57,225,958
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,209,047,666)		1,614,096,714
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(14,966,685)
NET ASSETS - 100%		$ 1,599,130,029
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,334
Fidelity Consumer Discretionary Central Fund	738,640
Fidelity Consumer Staples Central Fund	926,603
Fidelity Emerging Markets Debt Central Fund	27,937
Fidelity Emerging Markets Equity Central Fund	151,274
Fidelity Energy Central Fund	618,332
Fidelity Financials Central Fund	1,362,676
Fidelity Floating Rate Central Fund	342,840
Fidelity Health Care Central Fund	391,586
Fidelity High Income Central Fund 1	1,316,321
Fidelity Industrials Central Fund	635,137
Fidelity Information Technology Central Fund	516,397
Fidelity International Equity Central Fund	2,952,507
Fidelity Investment Grade Bond Central Fund	1,430,058
Fidelity Materials Central Fund	308,162
Fidelity Real Estate Equity Central Fund	116,513
Fidelity Securities Lending Cash Central Fund	2,995
Fidelity Telecom Services Central Fund	226,186
Fidelity Utilities Central Fund	415,810
Total	$ 12,493,308
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 4,001,573	$ 14,591	$ 4,007,159	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	113,161,445	5,774,712	14,120,971	118,902,839	7.3%
Fidelity Consumer Staples Central Fund	84,571,562	4,584,228	13,909,311	80,660,100	6.9%
Fidelity Emerging Markets Debt Central Fund	7,845,467	66,636	7,830,591	26,487	0.0%
Fidelity Emerging Markets Equity Central Fund	47,646,633	2,213,975	29,810,630	17,688,231	14.2%
Fidelity Energy Central Fund	80,552,685	4,613,694	1,225,517	71,361,965	7.0%
Fidelity Financials Central Fund	185,588,261	17,038,265	23,969,644	187,008,700	7.4%
Fidelity Floating Rate Central Fund	15,312,201	1,169,686	1,555,336	14,707,959	0.8%
Fidelity Health Care Central Fund	137,843,581	6,555,531	22,240,695	147,400,506	7.3%
Fidelity High Income Central Fund 1	29,906,639	21,416,902	4,020,629	46,764,017	5.0%
Fidelity Industrials Central Fund	101,199,635	6,244,697	13,211,807	101,721,061	7.2%
Fidelity Inflation-Protected Bond Index Central Fund	15,524,474	4,161,814	8,947,040	10,829,811	3.9%
Fidelity Information Technology Central Fund	180,363,403	10,926,685	5,559,381	199,982,337	7.2%
Fidelity International Equity Central Fund	344,525,328	31,888,643	34,248,371	344,507,798	11.6%
Fidelity Investment Grade Bond Central Fund	137,496,728	25,119,421	75,099,009	89,503,704	1.1%
Fidelity Materials Central Fund	37,821,930	2,108,892	4,760,343	33,884,544	7.2%
Fidelity Real Estate Equity Central Fund	-	17,720,753	202,884	18,220,515	6.5%
Fidelity Telecom Services Central Fund	19,526,034	1,484,530	395,293	21,269,408	7.0%
Fidelity Utilities Central Fund	37,683,012	2,280,763	4,749,135	35,779,731	7.6%
Total	$ 1,580,570,591	$ 165,384,418	$ 269,863,746	$ 1,540,219,713
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,378,387,735	$ 1,378,387,735	$ -	$ -
Fixed-Income Central Funds	161,831,978	161,831,978	-	-
Money Market Central Funds	15,991,049	15,991,049	-	-
U.S. Treasury Obligations	659,994	-	659,994	-
Investment Companies	57,225,958	57,225,958	-	-
Total Investments in Securities:	$ 1,614,096,714	$ 1,613,436,720	$ 659,994	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	66.1%
United Kingdom	6.0%
Japan	4.3%
Ireland	2.8%
Switzerland	2.1%
France	2.0%
Cayman Islands	1.8%
Germany	1.7%
Bermuda	1.3%
Australia	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	9.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,375,900) - See accompanying schedule: Unaffiliated issuers (cost $57,430,292)	$ 57,885,952
Fidelity Central Funds (cost $1,151,617,374)	1,556,210,762
Total Investments (cost $1,209,047,666)		$ 1,614,096,714
Cash		8,848
Receivable for investments sold		685,327
Receivable for fund shares sold		1,801,759
Distributions receivable from Fidelity Central Funds		2,756
Prepaid expenses		1,861
Other receivables		8,802
Total assets		1,616,606,067

Liabilities
Payable for investments purchased	$ 134,851
Payable for fund shares redeemed	1,642,198
Accrued management fee	727,197
Distribution and service plan fees payable	54,209
Other affiliated payables	244,344
Other payables and accrued expenses	15,739
Collateral on securities loaned, at value	14,657,500
Total liabilities		17,476,038

Net Assets		$ 1,599,130,029
Net Assets consist of:
Paid in capital		$ 1,350,946,445
Undistributed net investment income		3,127,179
Accumulated undistributed net realized gain (loss) on investments		(159,992,643)
Net unrealized appreciation (depreciation) on investments		405,049,048
Net Assets		$ 1,599,130,029

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,671,515 ÷ 4,246,188 shares)		$ 16.88

Maximum offering price per share (100/94.25 of $16.88)		$ 17.91
Class T: Net Asset Value and redemption price per share ($20,849,266 ÷ 1,241,672 shares)		$ 16.79

Maximum offering price per share (100/96.50 of $16.79)		$ 17.40
Class B: Net Asset Value and offering price per share ($2,186,752 ÷ 129,527 shares)A		$ 16.88

Class C: Net Asset Value and offering price per share ($34,949,926 ÷ 2,100,917 shares)A		$ 16.64

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($1,428,098,766 ÷ 84,001,727 shares)		$ 17.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($41,373,804 ÷ 2,441,659 shares)		$ 16.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 36,985
Interest		108
Income from Fidelity Central Funds		12,493,308
Total income		12,530,401

Expenses
Management fee	$ 4,198,078
Transfer agent fees	1,199,342
Distribution and service plan fees	307,916
Accounting and security lending fees	238,744
Custodian fees and expenses	557
Independent trustees' compensation	3,262
Registration fees	54,719
Audit	27,883
Legal	3,810
Miscellaneous	6,242
Total expenses before reductions	6,040,553
Expense reductions	(19,899)	6,020,654
Net investment income (loss)		6,509,747
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,891
Fidelity Central Funds	(14,776,538)
Futures contracts	2,020,957
Capital gain distributions from Fidelity Central Funds	119
Total net realized gain (loss)		(12,743,571)
Change in net unrealized appreciation (depreciation) on: Investment securities	79,360,646
Futures contracts	145,551
Total change in net unrealized appreciation (depreciation)		79,506,197
Net gain (loss)		66,762,626
Net increase (decrease) in net assets resulting from operations		$ 73,272,373

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,509,747	$ 17,262,135
Net realized gain (loss)	(12,743,571)	19,043,349
Change in net unrealized appreciation (depreciation)	79,506,197	112,623,173
Net increase (decrease) in net assets resulting from operations	73,272,373	148,928,657
Distributions to shareholders from net investment income	(18,161,472)	(12,072,498)
Distributions to shareholders from net realized gain	(119,223,405)	(32,360,551)
Total distributions	(137,384,877)	(44,433,049)
Share transactions - net increase (decrease)	70,743,303	252,813,012
Total increase (decrease) in net assets	6,630,799	357,308,620

Net Assets
Beginning of period	1,592,499,230	1,235,190,610
End of period (including undistributed net investment income of $3,127,179 and undistributed net investment income of $14,778,904, respectively)	$ 1,599,130,029	$ 1,592,499,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.64	$ 16.38	$ 14.03	$ 11.62	$ 12.23	$ 11.18
Income from Investment Operations
Net investment income (loss) E	.05	.16	.14	.14	.13	.11
Net realized and unrealized gain (loss)	.78	1.64	2.38	2.43	(.58)	1.06
Total from investment operations	.83	1.80	2.52	2.57	(.45)	1.17
Distributions from net investment income	(.17)	(.11)	(.14)	(.14)	(.13)	(.11)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.59) L	(.54) K	(.17) I	(.16)	(.16)	(.12) J
Net asset value, end of period	$ 16.88	$ 17.64	$ 16.38	$ 14.03	$ 11.62	$ 12.23
Total ReturnB, C, D	5.24%	11.24%	18.14%	22.30%	(3.85)%	10.56%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05%A	1.04%	1.05%	1.08%	1.10%	1.10%
Expenses net of fee waivers, if any	1.05%A	1.04%	1.05%	1.08%	1.10%	1.10%
Expenses net of all reductions	1.04%A	1.04%	1.03%	1.07%	1.08%	1.08%
Net investment income (loss)	.60%A	.92%	.91%	1.07%	1.00%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,672	$ 66,659	$ 82,805	$ 66,048	$ 50,854	$ 45,550
Portfolio turnover rate G	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share. J Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share. K Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share. L Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.56	$ 16.32	$ 13.97	$ 11.58	$ 12.19	$ 11.14
Income from Investment Operations
Net investment income (loss) E	.03	.11	.09	.10	.10	.08
Net realized and unrealized gain (loss)	.76	1.63	2.38	2.41	(.58)	1.06
Total from investment operations	.79	1.74	2.47	2.51	(.48)	1.14
Distributions from net investment income	(.13)	(.08)	(.10)	(.10)	(.10)	(.08)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.56)	(.50)	(.12)	(.12)	(.13)	(.09) I
Net asset value, end of period	$ 16.79	$ 17.56	$ 16.32	$ 13.97	$ 11.58	$ 12.19
Total ReturnB, C, D	4.98%	10.92%	17.85%	21.86%	(4.08)%	10.33%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33%A	1.33%	1.35%	1.36%	1.35%	1.36%
Expenses net of fee waivers, if any	1.33%A	1.33%	1.35%	1.36%	1.35%	1.36%
Expenses net of all reductions	1.33%A	1.33%	1.33%	1.35%	1.33%	1.33%
Net investment income (loss)	.31%A	.63%	.61%	.80%	.75%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,849	$ 17,690	$ 13,606	$ 10,604	$ 8,449	$ 7,154
Portfolio turnover rate G	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.55	$ 16.29	$ 13.94	$ 11.53	$ 12.12	$ 11.09
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	.01	.03	.02	.01
Net realized and unrealized gain (loss)	.77	1.64	2.38	2.41	(.57)	1.06
Total from investment operations	.76	1.66	2.39	2.44	(.55)	1.07
Distributions from net investment income	- I	-	(.02)	(.01)	(.01)	(.03)
Distributions from net realized gain	(1.43)	(.40)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.43)	(.40)	(.04)	(.03)	(.04)	(.04) J
Net asset value, end of period	$ 16.88	$ 17.55	$ 16.29	$ 13.94	$ 11.53	$ 12.12
Total ReturnB, C, D	4.78%	10.37%	17.19%	21.24%	(4.60)%	9.70%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82%A	1.83%	1.88%	1.91%	1.91%	1.94%
Expenses net of fee waivers, if any	1.82%A	1.83%	1.88%	1.91%	1.91%	1.93%
Expenses net of all reductions	1.81%A	1.83%	1.86%	1.89%	1.89%	1.91%
Net investment income (loss)	(.17)%A	.13%	.08%	.25%	.18%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,187	$ 2,463	$ 3,071	$ 2,996	$ 2,898	$ 3,798
Portfolio turnover rate G	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.37	$ 16.16	$ 13.85	$ 11.47	$ 12.10	$ 11.08
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	.02	.04	.03	.02
Net realized and unrealized gain (loss)	.77	1.61	2.35	2.41	(.58)	1.06
Total from investment operations	.76	1.64	2.37	2.45	(.55)	1.08
Distributions from net investment income	(.06)	(.01)	(.04)	(.05)	(.05)	(.04)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.49)	(.43)	(.06)	(.07)	(.08)	(.06)
Net asset value, end of period	$ 16.64	$ 17.37	$ 16.16	$ 13.85	$ 11.47	$ 12.10
Total ReturnB, C, D	4.82%	10.37%	17.22%	21.44%	(4.62)%	9.75%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81%A	1.81%	1.84%	1.84%	1.84%	1.87%
Expenses net of fee waivers, if any	1.81%A	1.81%	1.83%	1.84%	1.84%	1.87%
Expenses net of all reductions	1.80%A	1.81%	1.81%	1.83%	1.82%	1.84%
Net investment income (loss)	(.16)%A	.15%	.13%	.32%	.26%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,950	$ 30,717	$ 21,781	$ 17,243	$ 13,379	$ 9,945
Portfolio turnover rate G	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.79	$ 16.52	$ 14.14	$ 11.72	$ 12.31	$ 11.24
Income from Investment Operations
Net investment income (loss) D	.08	.21	.18	.18	.17	.14
Net realized and unrealized gain (loss)	.78	1.65	2.40	2.43	(.58)	1.07
Total from investment operations	.86	1.86	2.58	2.61	(.41)	1.21
Distributions from net investment income	(.23)	(.17)	(.18)	(.17)	(.15)	(.12)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.65) H	(.59)	(.20)	(.19)	(.18)	(.14)
Net asset value, end of period	$ 17.00	$ 17.79	$ 16.52	$ 14.14	$ 11.72	$ 12.31
Total ReturnB, C	5.38%	11.54%	18.52%	22.53%	(3.51)%	10.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.75%A	.74%	.77%	.81%	.82%	.86%
Expenses net of fee waivers, if any	.75%A	.74%	.77%	.81%	.82%	.86%
Expenses net of all reductions	.74%A	.74%	.75%	.80%	.80%	.84%
Net investment income (loss)	.90%A	1.21%	1.19%	1.35%	1.27%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,428,099	$ 1,433,196	$ 1,100,838	$ 706,722	$ 557,908	$ 592,472
Portfolio turnover rate F	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.74	$ 16.48	$ 14.11	$ 11.69	$ 12.30	$ 11.24
Income from Investment Operations
Net investment income (loss) D	.08	.21	.18	.18	.17	.14
Net realized and unrealized gain (loss)	.78	1.64	2.39	2.43	(.59)	1.07
Total from investment operations	.86	1.85	2.57	2.61	(.42)	1.21
Distributions from net investment income	(.23)	(.16)	(.17)	(.17)	(.16)	(.14)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(1.66)	(.59) J	(.20) H	(.19)	(.19)	(.15) I
Net asset value, end of period	$ 16.94	$ 17.74	$ 16.48	$ 14.11	$ 11.69	$ 12.30
Total ReturnB, C	5.37%	11.49%	18.45%	22.60%	(3.58)%	10.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.75%A	.76%	.79%	.81%	.81%	.83%
Expenses net of fee waivers, if any	.75%A	.76%	.79%	.81%	.81%	.83%
Expenses net of all reductions	.75%A	.76%	.77%	.79%	.79%	.80%
Net investment income (loss)	.89%A	1.19%	1.17%	1.35%	1.29%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,374	$ 41,775	$ 13,088	$ 10,710	$ 8,600	$ 6,351
Portfolio turnover rate F	29% A	14%	22%	21%	20%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share. I Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share. J Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Futures Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	.13%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .01%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.		Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, is included at the end of each Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Asset Manager 20%	$ 4,526,156,665	$ 625,722,410	$ (7,791,866)	$ 617,930,544
Fidelity Asset Manager 30%	795,636,254	100,570,528	(1,968,129)	98,602,399
Fidelity Asset Manager 40%	859,290,852	115,334,370	(2,928,692)	112,405,678
Fidelity Asset Manager 50%	6,521,728,504	1,891,542,646	(39,481,125)	1,852,061,521
Fidelity Asset Manager 60%	1,220,596,223	273,432,261	(3,996,189)	269,436,072
Fidelity Asset Manager 70%	3,324,822,368	1,044,035,303	(61,058,048)	982,977,255
Fidelity Asset Manager 85%	1,209,049,664	412,619,205	(7,572,155)	405,047,050

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 6,596,976	$ 16,649
Totals (a)	$ 6,596,976	$ 16,649
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 1,063,750	$ -
Totals (a)	$ 1,063,750	$ -
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 870,355	$ -
Totals (a)	$ 870,355	$ -
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 7,127,916	$ -
Totals (a)	$ 7,127,916	$ -
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 1,537,357	$ 100,946
Totals (a)	$ 1,537,357	$ 100,946

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 4,310,553	$ 96,251
Totals (a)	$ 4,310,553	$ 96,251
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 2,020,957	$ 145,551
Totals (a)	$ 2,020,957	$ 145,551

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	451,359,260	249,162,046
Fidelity Asset Manager 30%	122,923,012	41,282,813
Fidelity Asset Manager 40%	182,537,046	45,566,142
Fidelity Asset Manager 50%	767,498,515	584,115,757
Fidelity Asset Manager 60%	259,509,755	85,341,823
Fidelity Asset Manager 70%	489,074,515	288,063,521
Fidelity Asset Manager 85%	222,154,716	269,863,746

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.25%	.50%
Fidelity Asset Manager 60%	.30%	.25%	.55%

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund Name	Individual Rate	Group Rate	Total
Fidelity Asset Manager 70%	.30%	.25%	.55%
Fidelity Asset Manager 85%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 48,574	$ 330
Class T	.25%	.25%	51,418	240
Class B	.75%	.25%	9,964	7,481
Class C	.75%	.25%	134,643	27,597
			$ 244,599	$ 35,648
Fidelity Asset Manager 30%
Class A	- %	.25%	$ 26,459	$ 242
Class T	.25%	.25%	25,686	56
Class B	.75%	.25%	3,880	2,981
Class C	.75%	.25%	91,053	29,714
			$ 147,078	$ 32,993
Fidelity Asset Manager 40%
Class A	- %	.25%	$ 34,157	$ 2,040
Class T	.25%	.25%	22,162	109
Class B	.75%	.25%	5,872	4,413
Class C	.75%	.25%	84,920	27,332
			$ 147,111	$ 33,894
Fidelity Asset Manager 50%
Class A	- %	.25%	$ 90,160	$ 2,297
Class T	.25%	.25%	84,636	277
Class B	.75%	.25%	16,428	12,334
Class C	.75%	.25%	197,591	40,157
			$ 388,815	$ 55,065
Fidelity Asset Manager 60%
Class A	- %	.25%	$ 68,388	$ 3,109
Class T	.25%	.25%	39,168	85
Class B	.75%	.25%	8,144	6,135
Class C	.75%	.25%	139,313	33,566
			$ 255,013	$ 42,895
Fidelity Asset Manager 70%
Class A	- %	.25%	$ 183,950	$ 5,977
Class T	.25%	.25%	123,300	518
Class B	.75%	.25%	18,736	14,075
Class C	.75%	.25%	280,136	43,398
			$ 606,122	$ 63,968
Fidelity Asset Manager 85%
Class A	- %	.25%	$ 85,973	$ 2,292
Class T	.25%	.25%	47,186	90
Class B	.75%	.25%	11,521	8,648
Class C	.75%	.25%	163,236	43,448
			$ 307,916	$ 54,478

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 7,237
Class T	2,802
Class B*	490
Class C*	5,020
$ 15,549
Fidelity Asset Manager 30%
Class A	$ 10,389
Class T	2,037
Class B*	1,213
Class C*	1,510
$ 15,149
Fidelity Asset Manager 40%
Class A	$ 17,444
Class T	2,810
Class B*	29
Class C*	2,673
$ 22,956
Fidelity Asset Manager 50%
Class A	$ 19,265
Class T	5,706
Class B*	1,313
Class C*	1,886
$ 28,170
Fidelity Asset Manager 60%
Class A	$ 22,697
Class T	5,350
Class B*	413
Class C*	2,017
$ 30,477
Fidelity Asset Manager 70%
Class A	$ 31,480
Class T	8,147
Class B*	1,304
Class C*	2,404
$ 43,335
Fidelity Asset Manager 85%
Class A	$ 23,773
Class T	4,348
Class B*	566
Class C*	3,014
$ 31,701

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Class-Level Average Net Assets*
Class A	$ 27,458.14
Class T	15,857.15
Class B	1,300.13
Class C	20,696.15
Asset Manager 20%	2,047,389.08
Institutional Class	9,078.13
	$ 2,121,778
Fidelity Asset Manager 30%
Class A	$ 14,441.14
Class T	7,736.15
Class B	527.14
Class C	13,149.14
Asset Manager 30%	301,972.08
Institutional Class	6,016.14
	$ 343,841
Fidelity Asset Manager 40%
Class A	$ 17,136.13
Class T	6,117.14
Class B	650.11
Class C	12,886.15
Asset Manager 40%	332,641.08
Institutional Class	2,174.09
	$ 371,604
Fidelity Asset Manager 50%
Class A	$ 65,840.18
Class T	33,627.20
Class B	2,829.17
Class C	39,490.20
Asset Manager 50%	5,374,191.13
Institutional Class	28,786.18
	$ 5,544,763
Fidelity Asset Manager 60%
Class A	$ 48,794.18
Class T	14,820.19
Class B	1,565.19
Class C	26,320.19
Asset Manager 60%	734,249.12
Institutional Class	12,059.16
	$ 837,807

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 70%	Amount	% of Class-Level Average Net Assets*
Class A	$ 139,199.19
Class T	48,884.20
Class B	5,049.27
Class C	54,892.20
Asset Manager 70%	2,559,299.13
Institutional Class	35,765.17
	$ 2,843,088
Fidelity Asset Manager 85%
Class A	$ 69,345.20
Class T	22,204.24
Class B	2,560.22
Class C	34,552.21
Asset Manager 85%	1,036,939.15
Institutional Class	33,742.16
	$ 1,199,342

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 5,505
Fidelity Asset Manager 30%	908
Fidelity Asset Manager 40%	940
Fidelity Asset Manager 50%	8,921
Fidelity Asset Manager 60%	1,475
Fidelity Asset Manager 70%	4,477
Fidelity Asset Manager 85%	1,683

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the

Semiannual Report

8. Security Lending - continued

income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Total Security Lending Income
Fidelity Asset Manager 50%	$ 846
Fidelity Asset Manager 70%	237
Fidelity Asset Manager 85%	2,995

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 16,509	$ -
Fidelity Asset Manager 30%	4,010	2
Fidelity Asset Manager 40%	5,696	3
Fidelity Asset Manager 50%	63,552	14
Fidelity Asset Manager 60%	12,491	4
Fidelity Asset Manager 70%	43,600	3
Fidelity Asset Manager 85%	19,619	1

In addition, the investment adviser reimbursed a portion of each class's operating expenses during the period as follows:

Reimbursement
Fidelity Asset Manager 20%	$ 503
Fidelity Asset Manager 30%	26
Fidelity Asset Manager 40%	37
Fidelity Asset Manager 50%	677
Fidelity Asset Manager 60%	84
Fidelity Asset Manager 70%	403
Fidelity Asset Manager 85%	279

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 20%
From net investment income
Class A	$ 221,333	$ 457,824
Class T	91,397	174,877
Class B	4,069	9,028
Class C	54,183	96,743
Asset Manager 20%	35,418,102	70,415,197
Institutional Class	99,747	439,951
Total	$ 35,888,831	$ 71,593,620
From net realized gain
Class A	$ 1,200,191	$ 933,007
Class T	630,164	441,467
Class B	64,097	59,909
Class C	839,473	547,699
Asset Manager 20%	151,471,130	105,090,102
Institutional Class	437,001	718,662
Total	$ 154,642,056	$ 107,790,846

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Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 30%
From net investment income
Class A	$ 124,710	$ 221,593
Class T	48,588	78,864
Class B	1,599	4,802
Class C	42,594	80,716
Asset Manager 30%	5,788,742	10,862,174
Institutional Class	60,238	126,683
Total	$ 6,066,471	$ 11,374,832
From net realized gain
Class A	$ 561,549	$ 275,244
Class T	274,626	124,916
Class B	21,937	18,248
Class C	502,117	225,987
Asset Manager 30%	21,489,587	10,615,906
Institutional Class	240,640	138,169
Total	$ 23,090,456	$ 11,398,470
Fidelity Asset Manager 40%
From net investment income
Class A	$ 151,354	$ 269,328
Class T	38,093	82,133
Class B	2,268	6,682
Class C	31,402	82,661
Asset Manager 40%	5,710,792	10,151,960
Institutional Class	30,765	34,433
Total	$ 5,964,674	$ 10,627,197
From net realized gain
Class A	$ 758,501	$ 452,005
Class T	244,124	184,205
Class B	33,171	27,043
Class C	470,384	281,252
Asset Manager 40%	22,793,923	14,138,549
Institutional Class	122,859	36,402
Total	$ 24,422,962	$ 15,119,456
Fidelity Asset Manager 50%
From net investment income
Class A	$ 382,808	$ 918,247
Class T	130,079	316,199
Class B	4,907	20,500
Class C	56,283	204,799
Asset Manager 50%	53,517,655	122,376,822
Institutional Class	215,289	416,666
Total	$ 54,307,021	$ 124,253,233
From net realized gain
Class A	$ 4,639,740	$ 3,577,054
Class T	2,164,069	1,490,193
Class B	216,191	194,323
Class C	2,528,642	1,732,377
Asset Manager 50%	511,052,764	379,416,820
Institutional Class	2,101,067	1,258,832
Total	$ 522,702,473	$ 387,669,599

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10. Distributions to Shareholders - continued

	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 60%
From net investment income
Class A	$ 562,334	$ 356,588
Class T	119,094	80,854
Class B	2,508	-
Class C	106,137	69,650
Asset Manager 60%	16,510,467	10,035,862
Institutional Class	174,917	83,544
Total	$ 17,475,457	$ 10,626,498
From net realized gain
Class A	$ 2,600,794	$ 1,985,006
Class T	734,414	623,199
Class B	77,323	76,551
Class C	1,338,769	918,282
Asset Manager 60%	59,118,120	40,223,730
Institutional Class	647,193	370,405
Total	$ 64,516,613	$ 44,197,173
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,479,841	$ 1,033,151
Class T	367,575	244,099
Class C	171,602	91,021
Asset Manager 70%	49,763,383	37,644,867
Institutional Class	526,159	385,345
Total	$ 52,308,560	$ 39,398,483
From net realized gain
Class A	$ 10,888,363	$ 474,865
Class T	3,662,050	164,213
Class B	280,534	8,517
Class C	4,234,614	182,043
Asset Manager 70%	283,051,266	12,380,976
Institutional Class	3,091,422	131,408
Total	$ 305,208,249	$ 13,342,022
Fidelity Asset Manager 85%
From net investment income
Class A	$ 638,758	$ 513,103
Class T	138,492	68,362
Class B	528	-
Class C	109,436	15,442
Asset Manager 85%	16,718,895	11,337,929
Institutional Class	555,363	137,662
Total	$ 18,161,472	$ 12,072,498
From net realized gain
Class A	$ 5,458,131	$ 1,903,881
Class T	1,508,615	366,040
Class B	188,215	71,038
Class C	2,602,752	593,821
Asset Manager 85%	106,034,944	29,066,321
Institutional Class	3,430,748	359,450
Total	$ 119,223,405	$ 32,360,551

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 20%
Class A
Shares sold	338,232	783,612	$ 4,550,705	$ 10,575,925
Reinvestment of distributions	104,300	102,139	1,373,422	1,355,011
Shares redeemed	(372,779)	(1,265,498)	(5,007,390)	(17,064,545)
Net increase (decrease)	69,753	(379,747)	$ 916,737	$ (5,133,609)
Class T
Shares sold	119,040	355,085	$ 1,595,834	$ 4,797,729
Reinvestment of distributions	49,002	40,508	644,006	536,101
Shares redeemed	(217,261)	(323,786)	(2,920,752)	(4,370,396)
Net increase (decrease)	(49,219)	71,807	$ (680,912)	$ 963,434
Class B
Shares sold	8,195	4,405	$ 111,037	$ 59,143
Reinvestment of distributions	4,946	4,556	64,890	60,028
Shares redeemed	(33,282)	(58,449)	(443,727)	(785,911)
Net increase (decrease)	(20,141)	(49,488)	$ (267,800)	$ (666,740)
Class C
Shares sold	274,107	540,793	$ 3,669,707	$ 7,269,919
Reinvestment of distributions	62,659	43,385	820,123	571,036
Shares redeemed	(210,185)	(504,325)	(2,797,901)	(6,769,069)
Net increase (decrease)	126,581	79,853	$ 1,691,929	$ 1,071,886
Asset Manager 20%
Shares sold	38,850,966	76,021,177	$ 522,008,452	$ 1,029,161,925
Reinvestment of distributions	13,735,007	12,771,889	181,216,547	169,960,357
Shares redeemed	(39,680,140)	(76,287,745)	(533,833,085)	(1,032,059,057)
Net increase (decrease)	12,905,833	12,505,321	$ 169,391,914	$ 167,063,225
Institutional Class
Shares sold	231,369	615,962	$ 3,102,449	$ 8,327,250
Reinvestment of distributions	33,913	80,191	447,120	1,065,593
Shares redeemed	(205,149)	(2,100,063)	(2,755,118)	(28,593,681)
Net increase (decrease)	60,133	(1,403,910)	$ 794,451	$ (19,200,838)
Fidelity Asset Manager 30%
Class A
Shares sold	455,949	923,824	$ 4,855,963	$ 9,839,885
Reinvestment of distributions	64,870	45,595	677,050	476,412
Shares redeemed	(542,470)	(356,138)	(5,810,799)	(3,791,452)
Net increase (decrease)	(21,651)	613,281	$ (277,786)	$ 6,524,845
Class T
Shares sold	204,026	447,269	$ 2,168,273	$ 4,763,848
Reinvestment of distributions	30,215	18,376	315,176	191,659
Shares redeemed	(128,532)	(215,363)	(1,372,820)	(2,281,453)
Net increase (decrease)	105,709	250,282	$ 1,110,629	$ 2,674,054
Class B
Shares sold	1,788	4,974	$ 19,117	$ 52,753
Reinvestment of distributions	2,056	2,037	21,399	21,116
Shares redeemed	(19,054)	(28,867)	(201,836)	(305,657)
Net increase (decrease)	(15,210)	(21,856)	$ (161,320)	$ (231,788)
Class C
Shares sold	303,270	753,278	$ 3,214,995	$ 7,967,516
Reinvestment of distributions	51,458	28,866	534,099	298,964
Shares redeemed	(157,083)	(344,924)	(1,664,347)	(3,654,971)
Net increase (decrease)	197,645	437,220	$ 2,084,747	$ 4,611,509

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 30% - continued
Asset Manager 30%
Shares sold	12,861,071	30,473,306	$ 136,860,604	$ 323,377,131
Reinvestment of distributions	2,551,308	2,007,679	26,641,048	21,016,847
Shares redeemed	(8,227,356)	(15,412,216)	(87,674,143)	(163,792,350)
Net increase (decrease)	7,185,023	17,068,769	$ 75,827,509	$ 180,601,628
Institutional Class
Shares sold	103,924	681,438	$ 1,107,788	$ 7,209,060
Reinvestment of distributions	27,828	23,147	290,507	242,082
Shares redeemed	(184,998)	(346,980)	(1,958,953)	(3,705,898)
Net increase (decrease)	(53,246)	357,605	$ (560,658)	$ 3,745,244
Fidelity Asset Manager 40%
Class A
Shares sold	505,012	1,263,650	$ 5,509,033	$ 13,761,962
Reinvestment of distributions	84,203	67,100	896,045	710,726
Shares redeemed	(296,907)	(516,001)	(3,229,815)	(5,611,221)
Net increase (decrease)	292,308	814,749	$ 3,175,263	$ 8,861,467
Class T
Shares sold	113,648	312,137	$ 1,236,758	$ 3,392,690
Reinvestment of distributions	23,065	21,273	245,117	224,606
Shares redeemed	(30,901)	(229,860)	(335,375)	(2,504,206)
Net increase (decrease)	105,812	103,550	$ 1,146,500	$ 1,113,090
Class B
Shares sold	6,397	39,096	$ 68,683	$ 420,433
Reinvestment of distributions	3,326	3,033	35,406	32,013
Shares redeemed	(33,873)	(6,357)	(371,510)	(68,439)
Net increase (decrease)	(24,150)	35,772	$ (267,421)	$ 384,007
Class C
Shares sold	335,469	727,515	$ 3,647,281	$ 7,865,569
Reinvestment of distributions	45,049	33,167	477,378	349,051
Shares redeemed	(134,909)	(188,102)	(1,465,877)	(2,035,598)
Net increase (decrease)	245,609	572,580	$ 2,658,782	$ 6,179,022
Asset Manager 40%
Shares sold	18,917,144	34,608,489	$ 206,117,237	$ 375,595,169
Reinvestment of distributions	2,637,973	2,254,356	28,059,274	23,883,227
Shares redeemed	(9,129,155)	(13,072,865)	(99,397,151)	(142,125,758)
Net increase (decrease)	12,425,962	23,789,980	$ 134,779,360	$ 257,352,638
Institutional Class
Shares sold	224,289	381,158	$ 2,421,339	$ 4,131,264
Reinvestment of distributions	12,982	6,032	138,073	64,241
Shares redeemed	(72,700)	(110,956)	(787,883)	(1,215,238)
Net increase (decrease)	164,571	276,234	$ 1,771,529	$ 2,980,267
Fidelity Asset Manager 50%
Class A
Shares sold	436,737	1,273,404	$ 7,592,279	$ 22,836,027
Reinvestment of distributions	291,135	249,445	4,892,763	4,294,566
Shares redeemed	(528,668)	(1,677,065)	(9,202,042)	(30,019,672)
Net increase (decrease)	199,204	(154,216)	$ 3,283,000	$ (2,889,079)
Class T
Shares sold	297,772	421,419	$ 5,197,528	$ 7,534,388
Reinvestment of distributions	135,035	103,225	2,266,477	1,775,374
Shares redeemed	(182,784)	(346,351)	(3,193,265)	(6,182,970)
Net increase (decrease)	250,023	178,293	$ 4,270,740	$ 3,126,792

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 50% - continued
Class B
Shares sold	4,120	18,361	$ 69,728	$ 327,611
Reinvestment of distributions	11,011	10,446	184,613	179,002
Shares redeemed	(39,970)	(48,283)	(698,357)	(861,906)
Net increase (decrease)	(24,839)	(19,476)	$ (444,016)	$ (355,293)
Class C
Shares sold	327,979	690,698	$ 5,679,786	$ 12,278,516
Reinvestment of distributions	140,067	97,203	2,338,587	1,661,721
Shares redeemed	(267,612)	(383,168)	(4,655,097)	(6,824,826)
Net increase (decrease)	200,434	404,733	$ 3,363,276	$ 7,115,411
Asset Manager 50%
Shares sold	26,565,686	57,933,970	$ 465,271,495	$ 1,036,371,244
Reinvestment of distributions	32,542,461	28,194,410	548,555,315	487,561,137
Shares redeemed	(32,891,289)	(59,456,854)	(578,153,867)	(1,065,196,235)
Net increase (decrease)	26,216,858	26,671,526	$ 435,672,943	$ 458,736,146
Institutional Class
Shares sold	197,413	935,462	$ 3,463,594	$ 16,958,566
Reinvestment of distributions	134,319	90,630	2,261,208	1,566,572
Shares redeemed	(398,925)	(366,630)	(6,980,506)	(6,589,229)
Net increase (decrease)	(67,193)	659,462	$ (1,255,704)	$ 11,935,909
Fidelity Asset Manager 60%
Class A
Shares sold	674,125	1,668,732	$ 7,651,513	$ 18,898,865
Reinvestment of distributions	286,389	211,037	3,113,048	2,281,312
Shares redeemed	(586,643)	(1,003,510)	(6,583,776)	(11,382,583)
Net increase (decrease)	373,871	876,259	$ 4,180,785	$ 9,797,594
Class T
Shares sold	222,458	290,330	$ 2,502,404	$ 3,301,821
Reinvestment of distributions	76,931	63,652	833,160	686,165
Shares redeemed	(92,979)	(293,961)	(1,042,763)	(3,332,709)
Net increase (decrease)	206,410	60,021	$ 2,292,801	$ 655,277
Class B
Shares sold	1,606	16,130	$ 17,902	$ 181,770
Reinvestment of distributions	6,746	6,303	73,534	68,266
Shares redeemed	(17,725)	(35,095)	(202,389)	(398,584)
Net increase (decrease)	(9,373)	(12,662)	$ (110,953)	$ (148,548)
Class C
Shares sold	411,600	898,639	$ 4,618,402	$ 10,097,475
Reinvestment of distributions	131,144	87,114	1,409,801	932,996
Shares redeemed	(149,786)	(373,556)	(1,672,651)	(4,187,695)
Net increase (decrease)	392,958	612,197	$ 4,355,552	$ 6,842,776
Asset Manager 60%
Shares sold	20,558,890	37,561,490	$ 233,485,463	$ 427,371,130
Reinvestment of distributions	6,877,984	4,594,576	74,901,251	49,805,206
Shares redeemed	(9,723,629)	(15,471,323)	(110,287,067)	(176,932,453)
Net increase (decrease)	17,713,245	26,684,743	$ 198,099,647	$ 300,243,883
Institutional Class
Shares sold	321,581	616,312	$ 3,553,401	$ 7,026,647
Reinvestment of distributions	68,910	39,401	751,123	427,103
Shares redeemed	(149,498)	(198,301)	(1,721,822)	(2,277,581)
Net increase (decrease)	240,993	457,412	$ 2,582,702	$ 5,176,169

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 70%
Class A
Shares sold	788,969	1,318,189	$ 16,126,896	$ 27,521,256
Reinvestment of distributions	612,690	71,653	11,873,923	1,420,170
Shares redeemed	(645,615)	(1,167,187)	(13,245,970)	(24,250,163)
Net increase (decrease)	756,044	222,655	$ 14,754,849	$ 4,691,263
Class T
Shares sold	179,462	412,779	$ 3,676,302	$ 8,619,406
Reinvestment of distributions	197,690	19,544	3,837,168	387,747
Shares redeemed	(208,589)	(375,976)	(4,306,578)	(7,801,668)
Net increase (decrease)	168,563	56,347	$ 3,206,892	$ 1,205,485
Class B
Shares sold	2,753	6,369	$ 58,620	$ 129,376
Reinvestment of distributions	13,435	386	263,858	7,726
Shares redeemed	(47,752)	(100,644)	(986,788)	(2,101,481)
Net increase (decrease)	(31,564)	(93,889)	$ (664,310)	$ (1,964,379)
Class C
Shares sold	223,353	598,362	$ 4,557,043	$ 12,381,428
Reinvestment of distributions	211,320	12,613	4,089,035	249,612
Shares redeemed	(221,031)	(384,445)	(4,466,533)	(7,965,324)
Net increase (decrease)	213,642	226,530	$ 4,179,545	$ 4,665,716
Asset Manager 70%
Shares sold	16,044,164	29,980,573	$ 327,944,953	$ 622,793,936
Reinvestment of distributions	16,897,365	2,479,485	327,639,913	49,168,187
Shares redeemed	(11,607,563)	(22,888,887)	(237,425,408)	(476,948,875)
Net increase (decrease)	21,333,966	9,571,171	$ 418,159,458	$ 195,013,248
Institutional Class
Shares sold	193,379	742,363	$ 3,926,032	$ 15,414,559
Reinvestment of distributions	181,334	25,659	3,519,697	509,076
Shares redeemed	(240,091)	(489,636)	(4,833,251)	(10,367,886)
Net increase (decrease)	134,622	278,386	$ 2,612,478	$ 5,555,749
Fidelity Asset Manager 85%
Class A
Shares sold	437,819	1,180,141	$ 7,444,493	$ 20,417,561
Reinvestment of distributions	377,235	145,475	6,024,439	2,374,156
Shares redeemed	(347,767)	(2,600,568)	(5,904,509)	(44,961,802)
Net increase (decrease)	467,287	(1,274,952)	$ 7,564,423	$ (22,170,085)
Class T
Shares sold	259,722	304,656	$ 4,376,782	$ 5,241,079
Reinvestment of distributions	102,375	26,314	1,628,792	428,386
Shares redeemed	(128,053)	(156,965)	(2,125,076)	(2,723,840)
Net increase (decrease)	234,044	174,005	$ 3,880,498	$ 2,945,625
Class B
Shares sold	627	2,425	$ 10,002	$ 41,228
Reinvestment of distributions	11,206	4,022	179,408	65,673
Shares redeemed	(22,685)	(54,590)	(381,499)	(941,233)
Net increase (decrease)	(10,852)	(48,143)	$ (192,089)	$ (834,332)
Class C
Shares sold	320,414	612,975	$ 5,308,504	$ 10,478,018
Reinvestment of distributions	169,095	36,961	2,668,312	597,292
Shares redeemed	(157,380)	(228,986)	(2,601,536)	(3,902,773)
Net increase (decrease)	332,129	420,950	$ 5,375,280	$ 7,172,537

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Fidelity Asset Manager 85% - continued
Asset Manager 85%
Shares sold	10,795,097	24,950,987	$ 184,153,392	$ 432,242,884
Reinvestment of distributions	7,541,142	2,430,935	121,186,144	39,915,946
Shares redeemed	(14,891,067)	(13,449,549)	(252,590,123)	(234,002,868)
Net increase (decrease)	3,445,172	13,932,373	$ 52,749,413	$ 238,155,962
Institutional Class
Shares sold	422,584	1,805,275	$ 7,121,342	$ 31,863,541
Reinvestment of distributions	225,394	29,297	3,610,804	479,884
Shares redeemed	(560,524)	(274,438)	(9,366,368)	(4,800,120)
Net increase (decrease)	87,454	1,560,134	$ 1,365,778	$ 27,543,305

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares owned
Fidelity Asset Manager 60%	30%

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AARI-USAN-0515
1.878285.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2015